================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 July 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series....................................   2
   The DFA International Value Series.................................  10
   The Japanese Small Company Series..................................  23
   The Asia Pacific Small Company Series..............................  52
   The United Kingdom Small Company Series............................  70
   The Continental Small Company Series...............................  78
   The Canadian Small Company Series.................................. 103
   The Emerging Markets Series........................................ 112
   The Emerging Markets Small Cap Series.............................. 137
   The Tax-Managed U.S. Marketwide Value Series....................... 202
   The DFA Short Term Investment Fund................................. 225

NOTES TO SCHEDULES OF INVESTMENTS
   Organization....................................................... 231
   Security Valuation................................................. 231
   Financial Instruments.............................................. 232
   Federal Tax Cost................................................... 232
   Other.............................................................. 233
   Subsequent Event Evaluations....................................... 233

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   ADR          American Depositary Receipt
   AG           Aktiengesellschaft (German & Swiss Stock Corporation)
   GDR          Global Depositary Receipt
   LLC          Limited Liability Company
   P.L.C.       Public Limited Company

Investment Footnotes
   +            See Security Valuation Note within the Notes to Schedules of
                Investments.
   ++           Securities have generally been fair valued. See Security
                Valuation Note within the Notes to Schedules of
                Investments.
   *            Non-Income Producing Securities.
   #            Total or Partial Securities on Loan.
   @            Security purchased with cash proceeds from Securities on Loan.
   ^^           See Federal Tax Cost Note within the Notes to Schedules of
                Investments.
   (degrees)    Security is being fair valued as of July 31, 2015.
   --           Amounts designated as -- are either zero or rounded to zero.
   (S)          Affiliated Fund.
   (r)          The adjustable/variable rate shown is effective as of July 31,
                2015.
   (y)          The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
 COMMON STOCKS -- (94.8%)

 Consumer Discretionary -- (13.2%)
 #   Autoliv, Inc....................................     13,146 $    1,382,959
 #   Best Buy Co., Inc...............................    827,323     26,714,260
 *   Cable One, Inc..................................     32,261     13,395,413
     Carnival Corp...................................    952,418     50,754,355
 #   CBS Corp. Class A...............................      7,236        403,262
     Comcast Corp. Class A...........................  9,482,510    591,803,449
 #   Comcast Corp. Special Class A...................  2,801,703    174,658,165
 #   Dillard's, Inc. Class A.........................    130,259     13,270,787
     DR Horton, Inc..................................    648,115     19,242,534
     Ford Motor Co................................... 14,411,800    213,726,994
 #   GameStop Corp. Class A..........................    598,147     27,425,040
 *   Gannett Co., Inc................................    112,939      1,428,678
     General Motors Co...............................  5,492,031    173,053,897
 #   Goodyear Tire & Rubber Co. (The)................    600,998     18,108,070
     Graham Holdings Co. Class B.....................     32,261     22,245,895
 *   Hyatt Hotels Corp. Class A......................     26,622      1,486,306
     Johnson Controls, Inc...........................    112,338      5,118,119
 #   Kohl's Corp.....................................  1,326,479     81,339,692
 #   Lear Corp.......................................     68,267      7,104,547
 #   Lennar Corp. Class A............................    655,562     34,771,009
     Lennar Corp. Class B............................      4,312        189,124
 *   Liberty Broadband Corp..........................     85,576      4,580,883
 *   Liberty Broadband Corp. Class A.................     27,953      1,508,624
 *   Liberty Interactive Corp., QVC Group Class A....  2,538,156     73,733,432
 *   Liberty Media Corp..............................    313,578     11,821,891
 *   Liberty Media Corp. Class A.....................    156,789      5,926,624
 *   Liberty Ventures Series A.......................    536,223     22,242,530
 *   Madison Square Garden Co. (The) Class A.........     19,138      1,596,109
 #*  MGM Resorts International.......................  2,321,879     45,555,266
 #*  Mohawk Industries, Inc..........................    286,453     57,746,060
 *   News Corp. Class A..............................    290,667      4,281,525
 *   News Corp. Class B..............................     31,823        454,114
     Penske Automotive Group, Inc....................    185,464     10,015,056
     PulteGroup, Inc.................................    333,697      6,914,202
 #   PVH Corp........................................    109,392     12,693,848
 #   Royal Caribbean Cruises, Ltd....................  1,051,952     94,517,887
 #   Service Corp. International.....................    310,463      9,472,226
 #   Staples, Inc....................................  1,926,011     28,331,622
     TEGNA, Inc......................................    225,878      6,579,826
     Time Warner Cable, Inc..........................  1,876,119    356,481,371
     Time Warner, Inc................................  4,397,226    387,131,777
 *   Toll Brothers, Inc..............................    329,804     12,835,972
 #   Wendy's Co. (The)...............................    223,429      2,292,382
     Whirlpool Corp..................................    123,680     21,981,646
                                                                 --------------
 Total Consumer Discretionary........................             2,656,317,428
                                                                 --------------
 Consumer Staples -- (5.1%)
     Archer-Daniels-Midland Co.......................  2,748,548    130,336,146
     Bunge, Ltd......................................    742,743     59,308,029
 #   ConAgra Foods, Inc..............................    424,721     18,713,207
     Constellation Brands, Inc. Class A..............    276,038     33,130,081

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    CVS Health Corp................................... 3,387,526 $  380,995,049
    Ingredion, Inc....................................   158,658     13,993,636
#   JM Smucker Co. (The)..............................   557,373     62,252,990
    Molson Coors Brewing Co. Class B..................   733,307     52,167,460
    Mondelez International, Inc. Class A.............. 3,818,531    172,330,304
    Pinnacle Foods, Inc...............................   322,452     14,494,218
*   Seaboard Corp.....................................        13         45,175
#   Tyson Foods, Inc. Class A......................... 1,914,177     84,893,750
                                                                 --------------
Total Consumer Staples................................            1,022,660,045
                                                                 --------------
Energy -- (14.6%)
    Anadarko Petroleum Corp........................... 2,605,027    193,683,757
#   Apache Corp....................................... 1,667,174     76,456,600
    Baker Hughes, Inc................................. 1,938,026    112,696,212
#   California Resources Corp......................... 1,138,527      4,815,969
#   Chesapeake Energy Corp............................ 3,374,987     29,227,387
    Chevron Corp...................................... 6,549,299    579,481,976
    Cimarex Energy Co.................................   155,458     16,186,287
*   Concho Resources, Inc.............................    29,298      3,121,995
#   ConocoPhillips.................................... 6,257,198    314,987,347
    Devon Energy Corp................................. 1,695,428     83,788,052
#   Diamond Offshore Drilling, Inc....................     8,441        185,280
#   EnLink Midstream LLC..............................    18,438        496,904
    Exxon Mobil Corp.................................. 5,377,979    425,989,717
*   Gulfport Energy Corp..............................    46,291      1,516,493
#   Helmerich & Payne, Inc............................   516,470     29,820,978
    Hess Corp......................................... 1,474,816     87,028,892
    HollyFrontier Corp................................   542,738     26,192,536
    Marathon Oil Corp................................. 3,266,531     68,629,816
    Marathon Petroleum Corp........................... 2,604,266    142,375,222
#   Murphy Oil Corp...................................   728,510     23,887,843
#   Nabors Industries, Ltd............................   821,348      9,535,850
#   National Oilwell Varco, Inc....................... 1,745,118     73,521,821
#*  Newfield Exploration Co...........................   172,473      5,655,390
#   Noble Corp. P.L.C.................................   721,779      8,625,259
    Noble Energy, Inc.................................   113,476      3,997,759
#   Occidental Petroleum Corp......................... 2,221,423    155,943,895
#   Paragon Offshore P.L.C............................   195,894        145,941
    Phillips 66....................................... 2,025,001    160,987,580
    QEP Resources, Inc................................   458,418      6,362,842
#   Range Resources Corp..............................    64,266      2,528,224
    Tesoro Corp.......................................   668,185     65,041,128
#   Transocean, Ltd................................... 1,340,027     17,768,758
    Valero Energy Corp................................ 2,806,975    184,137,560
#*  Weatherford International P.L.C................... 2,787,503     29,770,532
#*  Whiting Petroleum Corp............................   218,861      4,484,462
                                                                 --------------
Total Energy..........................................            2,949,076,264
                                                                 --------------
Financials -- (21.5%)
#   ACE, Ltd..........................................   114,252     12,427,190
#   Aflac, Inc........................................ 1,122,995     71,927,830
*   Alleghany Corp....................................     2,128      1,034,485

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                        ---------- ------------
Financials -- (Continued)
    Allied World Assurance Co. Holdings AG.............    463,017 $ 19,567,098
#   Allstate Corp. (The)...............................  1,383,297   95,378,328
*   Ally Financial, Inc................................    429,681    9,783,836
    American Financial Group, Inc......................    426,655   29,417,862
    American International Group, Inc..................  3,502,084  224,553,626
    American National Insurance Co.....................     16,582    1,773,445
    Assurant, Inc......................................    330,179   24,631,353
#   Assured Guaranty, Ltd..............................    203,216    4,970,663
    Axis Capital Holdings, Ltd.........................    550,404   31,681,254
    Bank of America Corp............................... 15,546,531  277,971,974
#   Bank of New York Mellon Corp. (The)................  2,959,920  128,460,528
#   BB&T Corp..........................................  1,225,568   49,353,623
    Capital One Financial Corp.........................  2,074,942  168,692,785
    Chubb Corp. (The)..................................    206,900   25,723,877
#   Cincinnati Financial Corp..........................     29,070    1,604,955
    CIT Group, Inc.....................................     63,369    2,980,878
    Citigroup, Inc.....................................  4,980,715  291,172,599
    City National Corp.................................      1,633      146,823
    CME Group, Inc.....................................    783,805   75,276,632
#   CNA Financial Corp.................................    448,200   17,757,684
#   Comerica, Inc......................................        600       28,458
*   E*TRADE Financial Corp.............................    114,229    3,246,388
    Everest Re Group, Ltd..............................    195,090   35,724,881
#   Fifth Third Bancorp................................  3,125,762   65,859,805
#*  Genworth Financial, Inc. Class A...................  2,162,909   15,161,992
    Goldman Sachs Group, Inc. (The)....................  1,572,127  322,396,084
    Hartford Financial Services Group, Inc. (The)......  2,644,794  125,759,955
    HCC Insurance Holdings, Inc........................     28,737    2,217,347
    Hudson City Bancorp, Inc...........................     71,664      738,856
    Huntington Bancshares, Inc.........................  1,522,030   17,762,090
    JPMorgan Chase & Co................................ 10,421,544  714,188,410
    KeyCorp............................................    747,973   11,099,919
    Legg Mason, Inc....................................    538,963   26,592,434
#   Leucadia National Corp.............................    141,678    3,332,267
    Lincoln National Corp..............................  1,228,020   69,162,086
    Loews Corp.........................................  1,802,452   68,691,446
#   M&T Bank Corp......................................    284,541   37,317,552
*   Markel Corp........................................      2,500    2,224,375
    MetLife, Inc.......................................  2,189,692  122,053,432
    Morgan Stanley.....................................  3,524,427  136,888,745
    NASDAQ OMX Group, Inc. (The).......................    752,985   38,424,825
#   New York Community Bancorp, Inc....................     82,066    1,561,716
#   Old Republic International Corp....................    632,434   10,580,621
    PartnerRe, Ltd.....................................    197,083   26,795,405
#   People's United Financial, Inc.....................    145,708    2,370,669
    PNC Financial Services Group, Inc. (The)...........  1,250,806  122,804,133
    Principal Financial Group, Inc.....................  1,364,444   75,740,287
#   Prudential Financial, Inc..........................  1,098,302   97,045,965
#   Regions Financial Corp.............................  5,599,418   58,177,953
#   Reinsurance Group of America, Inc..................    322,082   31,087,355
#   RenaissanceRe Holdings, Ltd........................     76,171    8,173,148
    State Street Corp..................................     59,580    4,561,445
#   SunTrust Banks, Inc................................  1,252,716   55,545,428

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    Travelers Cos., Inc. (The).......................  1,130,153 $  119,931,836
    Unum Group.......................................  1,210,979     43,401,487
    Validus Holdings, Ltd............................    167,263      7,752,640
    Voya Financial, Inc..............................     35,820      1,681,749
    Wells Fargo & Co.................................  3,214,157    186,003,266
#   WR Berkley Corp..................................    121,433      6,766,247
    XL Group P.L.C...................................  1,327,498     50,471,474
#   Zions Bancorporation.............................    724,586     22,599,837
                                                                 --------------
Total Financials.....................................             4,318,213,336
                                                                 --------------
Health Care -- (12.1%)
    Aetna, Inc.......................................  2,009,110    226,969,157
    Agilent Technologies, Inc........................    548,756     22,471,558
*   Allergan P.L.C...................................    491,887    162,888,380
#   Anthem, Inc......................................  1,632,961    251,916,893
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        184,204
*   Boston Scientific Corp...........................  6,573,232    113,979,843
#*  Brookdale Senior Living, Inc.....................     32,100      1,063,473
    Cigna Corp.......................................    320,341     46,148,324
*   Community Health Systems, Inc....................    463,154     27,099,141
#*  Express Scripts Holding Co.......................  2,842,416    256,016,409
*   Hologic, Inc.....................................  1,211,606     50,475,506
    Humana, Inc......................................    707,042    128,745,278
#*  Mallinckrodt P.L.C...............................     51,032      6,325,927
#*  MEDNAX, Inc......................................      4,300        363,952
#   Omnicare, Inc....................................    556,064     53,854,798
    Perrigo Co. P.L.C................................     13,380      2,571,636
    Pfizer, Inc...................................... 22,048,554    795,070,857
    Quest Diagnostics, Inc...........................    483,049     35,653,847
#   Teleflex, Inc....................................     91,713     12,288,625
    Thermo Fisher Scientific, Inc....................  1,274,522    177,834,055
    UnitedHealth Group, Inc..........................    473,173     57,443,202
                                                                 --------------
Total Health Care....................................             2,429,365,065
                                                                 --------------
Industrials -- (11.3%)
#   ADT Corp. (The)..................................    766,047     26,451,603
#*  AECOM............................................    131,051      4,040,302
#   AGCO Corp........................................    324,577     17,854,981
    Air Lease Corp...................................        100          3,535
#   AMERCO...........................................        474        170,341
#*  Avis Budget Group, Inc...........................    383,365     16,649,542
#   B/E Aerospace, Inc...............................     10,858        528,893
    Carlisle Cos., Inc...............................     13,288      1,345,543
#   Chicago Bridge & Iron Co. NV.....................    131,137      6,968,620
#*  Colfax Corp......................................     98,190      3,744,967
#   Copa Holdings SA Class A.........................      7,183        542,532
    CSX Corp.........................................  5,382,618    168,368,291
    Danaher Corp.....................................    365,547     33,469,483
    Dover Corp.......................................     35,816      2,294,731
    Eaton Corp. P.L.C................................  1,260,415     76,355,941
    FedEx Corp.......................................    843,839    144,650,881
    Fluor Corp.......................................     42,759      1,998,983

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
    General Electric Co.............................. 26,135,935 $  682,147,904
#*  Genesee & Wyoming, Inc. Class A..................     17,661      1,257,816
#*  Hertz Global Holdings, Inc.......................  1,345,507     22,860,164
#*  Jacobs Engineering Group, Inc....................    184,055      7,752,397
#*  JetBlue Airways Corp.............................  1,646,855     37,844,728
#   Joy Global, Inc..................................     84,284      2,225,941
#   Kansas City Southern.............................     19,953      1,979,138
    KAR Auction Services, Inc........................      9,789        381,086
*   Kirby Corp.......................................     30,544      2,211,691
    L-3 Communications Holdings, Inc.................    465,573     53,755,059
    Manpowergroup, Inc...............................     74,655      6,754,784
    Nielsen NV.......................................    420,818     20,392,840
#   Norfolk Southern Corp............................  1,598,000    134,759,340
    Northrop Grumman Corp............................    655,871    113,472,242
    Orbital ATK, Inc.................................     52,588      3,731,119
#   Oshkosh Corp.....................................     30,594      1,117,905
    Owens Corning....................................    579,048     25,970,303
#   Pentair P.L.C....................................    833,957     50,712,925
    Precision Castparts Corp.........................    216,453     42,191,019
*   Quanta Services, Inc.............................    554,686     15,320,427
#   Republic Services, Inc...........................  2,020,027     85,911,748
#   Ryder System, Inc................................    206,770     18,716,820
    Southwest Airlines Co............................  3,905,821    141,390,720
    Stanley Black & Decker, Inc......................  1,095,910    115,607,546
    Textron, Inc.....................................    105,614      4,615,332
    Towers Watson & Co. Class A......................      2,445        309,977
#   Trinity Industries, Inc..........................    236,607      6,923,121
    Union Pacific Corp...............................  1,519,767    148,314,062
#*  United Rentals, Inc..............................     82,922      5,554,945
#*  Veritiv Corp.....................................     11,239        418,765
    Waste Connections, Inc...........................    334,803     16,783,674
                                                                 --------------
Total Industrials....................................             2,276,824,707
                                                                 --------------
Information Technology -- (9.3%)
#   Activision Blizzard, Inc.........................  2,987,304     77,042,570
    Amdocs, Ltd......................................     53,167      3,118,245
*   Arrow Electronics, Inc...........................    568,882     33,080,488
    Avnet, Inc.......................................    694,662     28,988,245
    Brocade Communications Systems, Inc..............  1,091,948     11,203,386
#   CA, Inc..........................................  2,253,592     65,658,403
    Cisco Systems, Inc............................... 13,414,490    381,239,806
    Computer Sciences Corp...........................    318,655     20,849,597
    Corning, Inc.....................................  3,958,709     73,948,684
    EMC Corp.........................................  5,799,944    155,960,494
    Fidelity National Information Services, Inc......  1,551,104    101,488,735
#*  First Solar, Inc.................................    154,302      6,835,579
*   Flextronics International, Ltd...................      9,394        103,428
    Hewlett-Packard Co...............................  9,619,949    293,600,843
    IAC/InterActiveCorp..............................    120,638      9,320,492
*   Ingram Micro, Inc. Class A.......................    715,108     19,472,391
    Intel Corp.......................................  8,749,317    253,292,727
#   Jabil Circuit, Inc...............................    403,242      8,165,651
    Juniper Networks, Inc............................    922,663     26,222,082

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
#   Lam Research Corp................................    305,397 $   23,475,867
    Marvell Technology Group, Ltd....................    398,733      4,960,239
#*  Micron Technology, Inc...........................  3,135,684     58,041,511
*   NCR Corp.........................................      3,717        102,366
#   NVIDIA Corp......................................  1,643,260     32,783,037
#*  ON Semiconductor Corp............................     22,525        239,216
*   Qorvo, Inc.......................................    171,000      9,909,450
    Symantec Corp....................................  1,153,553     26,231,795
    Western Digital Corp.............................    564,843     48,610,389
    Xerox Corp.......................................  5,901,524     65,034,794
*   Yahoo!, Inc......................................    877,399     32,174,221
                                                                 --------------
Total Information Technology.........................             1,871,154,731
                                                                 --------------
Materials -- (3.1%)
    Airgas, Inc......................................     11,919      1,215,976
#   Alcoa, Inc.......................................  4,826,610     47,638,641
    Ashland, Inc.....................................    388,650     44,430,468
    Bemis Co., Inc...................................    107,209      4,778,305
    CF Industries Holdings, Inc......................    361,095     21,376,824
    Dow Chemical Co. (The)...........................  1,041,133     48,995,719
    Eastman Chemical Co..............................    199,653     15,652,795
    Freeport-McMoRan, Inc............................  2,572,724     30,229,507
#   Huntsman Corp....................................     26,923        511,537
    International Paper Co...........................  1,992,585     95,385,044
#   Martin Marietta Materials, Inc...................     10,094      1,582,941
    Mosaic Co. (The).................................  1,226,517     52,666,640
    Newmont Mining Corp..............................  2,143,745     36,808,102
#   Nucor Corp.......................................  1,723,237     76,063,681
#*  Platform Specialty Products Corp.................    197,151      4,587,704
    Reliance Steel & Aluminum Co.....................    359,269     21,771,701
    Sonoco Products Co...............................     39,380      1,625,606
    Steel Dynamics, Inc..............................    912,904     18,285,467
    Vulcan Materials Co..............................    576,239     52,449,274
    Westlake Chemical Corp...........................      6,027        376,507
*   WestRock Co......................................    755,145     47,619,444
                                                                 --------------
Total Materials......................................               624,051,883
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc..............     90,540      1,887,759
                                                                 --------------
Telecommunication Services -- (4.3%)
#   AT&T, Inc........................................ 21,507,751    747,179,270
#   CenturyLink, Inc.................................  2,317,840     66,290,224
#   Frontier Communications Corp.....................  2,395,813     11,308,237
*   Level 3 Communications, Inc......................     32,351      1,633,725
#*  Sprint Corp......................................  2,096,161      7,064,063
*   T-Mobile US, Inc.................................    726,568     29,542,255
#*  United States Cellular Corp......................    211,314      7,865,107
                                                                 --------------
Total Telecommunication Services.....................               870,882,881
                                                                 --------------
Utilities -- (0.3%)
*   Calpine Corp.....................................    916,143     16,765,417

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- ---------------
Utilities -- (Continued)
#           NRG Energy, Inc........................  1,541,737 $    34,611,996
            UGI Corp...............................    479,353      17,515,558
                                                               ---------------
Total Utilities....................................                 68,892,971
                                                               ---------------
TOTAL COMMON STOCKS................................             19,089,327,070
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value
              Rights...............................    196,076         198,998
(degrees)#* Safeway PDC, LLC Contingent Value
              Rights...............................    196,076           9,568
TOTAL RIGHTS/WARRANTS..............................                    208,566
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional Liquid
              Reserves, 0.114%..................... 28,727,683      28,727,683
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@        DFA Short Term Investment Fund......... 87,152,645   1,008,356,100
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,088,137,651)^^.........................            $20,126,619,419
                                                               ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 2,656,317,428             --   --    $ 2,656,317,428
   Consumer Staples..............   1,022,660,045             --   --      1,022,660,045
   Energy........................   2,949,076,264             --   --      2,949,076,264
   Financials....................   4,318,213,336             --   --      4,318,213,336
   Health Care...................   2,429,365,065             --   --      2,429,365,065
   Industrials...................   2,276,824,707             --   --      2,276,824,707
   Information Technology........   1,871,154,731             --   --      1,871,154,731
   Materials.....................     624,051,883             --   --        624,051,883
   Real Estate Investment Trusts.       1,887,759             --   --          1,887,759
   Telecommunication Services....     870,882,881             --   --        870,882,881
   Utilities.....................      68,892,971             --   --         68,892,971
Rights/Warrants..................              -- $      208,566   --            208,566
Temporary Cash Investments.......      28,727,683             --   --         28,727,683
Securities Lending Collateral....              --  1,008,356,100   --      1,008,356,100
                                  --------------- --------------   --    ---------------
TOTAL............................ $19,118,054,753 $1,008,564,666   --    $20,126,619,419
                                  =============== ==============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (6.2%)
    Alumina, Ltd........................................ 4,595,906 $  4,970,191
    Alumina, Ltd. Sponsored ADR.........................   172,484      736,507
    Asciano, Ltd........................................ 4,216,676   25,031,022
    Aurizon Holdings, Ltd...............................   221,244      855,188
    Bank of Queensland, Ltd.............................   895,783    8,983,610
#   Bendigo & Adelaide Bank, Ltd........................   826,382    7,927,801
    BHP Billiton, Ltd................................... 4,230,606   81,682,025
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,289,717   49,486,441
    Boral, Ltd.......................................... 2,121,437   10,276,300
    Echo Entertainment Group, Ltd....................... 1,832,302    6,708,806
#   Fortescue Metals Group, Ltd......................... 2,888,182    3,902,903
    Harvey Norman Holdings, Ltd......................... 1,068,950    3,476,947
    Incitec Pivot, Ltd.................................. 4,691,726   12,396,074
    Lend Lease Group....................................    80,018      908,959
    Macquarie Group, Ltd................................   996,867   59,665,625
    National Australia Bank, Ltd........................ 1,971,567   50,036,267
*   Newcrest Mining, Ltd................................ 2,245,441   18,573,601
#   Orica, Ltd..........................................   216,864    3,037,597
    Origin Energy, Ltd.................................. 2,407,598   19,921,923
#   Primary Health Care, Ltd............................   647,853    2,175,197
*   Qantas Airways, Ltd................................. 2,716,643    7,423,505
    QBE Insurance Group, Ltd............................ 2,266,393   24,107,917
    Rio Tinto, Ltd......................................   938,302   36,046,927
#   Santos, Ltd......................................... 4,404,343   23,746,696
    Sims Metal Management, Ltd. Sponsored ADR...........    42,505      292,859
*   South32, Ltd........................................ 2,385,878    3,112,963
*   South32, Ltd. ADR...................................   354,708    2,259,490
    Suncorp Group, Ltd.................................. 3,175,610   33,057,870
    Tabcorp Holdings, Ltd............................... 2,298,480    8,121,042
    Tatts Group, Ltd.................................... 3,454,810   10,033,195
    Treasury Wine Estates, Ltd..........................   880,599    3,700,355
    Washington H Soul Pattinson & Co., Ltd..............    87,756      878,581
    Wesfarmers, Ltd..................................... 1,614,029   49,956,760
    Woodside Petroleum, Ltd............................. 1,733,455   45,072,613
    WorleyParsons, Ltd..................................    80,413      539,348
                                                                   ------------
TOTAL AUSTRALIA.........................................            619,103,105
                                                                   ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG.................................   358,601   10,790,617
    OMV AG..............................................    93,780    2,492,234
*   Raiffeisen Bank International AG....................    57,158      837,735
                                                                   ------------
TOTAL AUSTRIA                                                        14,120,586
                                                                   ------------
BELGIUM -- (1.4%)
    Ageas...............................................   594,176   24,463,945
    Colruyt SA..........................................    53,277    2,586,587
    Delhaize Group......................................   246,555   22,323,088
    Delhaize Group Sponsored ADR........................   211,600    4,773,696
    KBC Groep NV........................................   354,770   24,738,225
    Proximus............................................   168,748    6,361,168
    Solvay SA...........................................   198,220   26,518,336

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    UCB SA..............................................   213,849 $ 16,546,980
    Umicore SA..........................................   187,273    8,204,081
                                                                   ------------
TOTAL BELGIUM                                                       136,516,106
                                                                   ------------
CANADA -- (6.4%)
    Agnico Eagle Mines, Ltd.............................   331,609    7,338,507
    Agrium, Inc.........................................    83,951    8,584,829
    Bank of Montreal....................................   866,770   48,426,440
    Barrick Gold Corp.(2024644).........................   706,442    4,996,436
    Barrick Gold Corp.(067901108)....................... 3,305,368   23,335,898
#*  BlackBerry, Ltd.(09228F103).........................   284,796    2,202,897
#*  BlackBerry, Ltd.(BCBHZ31)...........................   300,030    2,326,187
    Cameco Corp.(13321L108).............................   150,635    2,068,219
    Cameco Corp.(2166160)...............................   506,586    6,956,673
    Canadian Natural Resources, Ltd.(136385101)......... 1,110,573   27,075,770
    Canadian Natural Resources, Ltd.(2171573)........... 1,849,320   45,135,371
    Canadian Oil Sands, Ltd.............................   437,816    2,497,310
#   Canadian Tire Corp., Ltd. Class A...................   285,569   28,470,652
    Cenovus Energy, Inc.................................   591,014    8,616,984
    Crescent Point Energy Corp.(22576C101)..............   548,837    8,331,351
#   Crescent Point Energy Corp.(B67C8W8)................   369,598    5,598,300
    Eldorado Gold Corp.(2307873)........................   881,059    3,031,514
    Eldorado Gold Corp.(284902103)......................   109,318      376,054
    Empire Co., Ltd.....................................   154,880   10,468,626
#   Enbridge Income Fund Holdings, Inc..................    34,200      901,645
    Encana Corp......................................... 3,025,661   22,964,767
    Enerplus Corp.(292766102)...........................   129,489      806,716
#   Enerplus Corp.(B584T89).............................   291,127    1,849,803
    Ensign Energy Services, Inc.........................   452,198    3,502,516
    Fairfax Financial Holdings, Ltd.....................    86,689   41,807,715
    First Quantum Minerals, Ltd......................... 1,695,455   13,547,045
#   Genworth MI Canada, Inc.............................   112,861    2,670,832
    George Weston, Ltd..................................    78,313    6,577,130
    Goldcorp, Inc.(380956409)...........................    65,819      874,076
    Goldcorp, Inc.(2676302).............................   668,943    8,925,378
#   Husky Energy, Inc...................................   958,982   17,510,028
#   Industrial Alliance Insurance & Financial Services,
      Inc...............................................   242,536    8,168,911
*   Kinross Gold Corp................................... 2,903,895    5,328,859
*   Lundin Mining Corp..................................   774,699    2,795,870
    Manulife Financial Corp.(2492519)................... 3,287,435   58,240,524
    Manulife Financial Corp.(56501R106).................   123,961    2,197,828
    Maple Leaf Foods, Inc...............................   103,446    1,794,693
*   MEG Energy Corp.....................................   256,588    2,750,594
*   New Gold, Inc.......................................   355,999      786,663
    Osisko Gold Royalties, Ltd..........................       600        6,629
#   Pacific Rubiales Energy Corp........................   892,124    2,489,775
    Pan American Silver Corp............................     6,437       40,113
#   Precision Drilling Corp.(B5YPLH9)...................   793,285    4,033,601
    Precision Drilling Corp.(74022D308).................    14,251       72,538
#   Sun Life Financial, Inc.............................   910,527   29,720,838
    Suncor Energy, Inc.(B3NB1P2)........................ 3,750,370  105,641,802
    Suncor Energy, Inc.(867224107)......................   224,764    6,329,354
    Teck Resources, Ltd. Class A........................     4,115       35,554

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Teck Resources, Ltd. Class B........................ 1,123,435 $  8,272,110
#   Thomson Reuters Corp................................   344,857   13,961,982
    TMX Group, Ltd......................................     9,500      357,526
#   TransAlta Corp.(2901628)............................   822,852    5,215,769
    TransAlta Corp.(89346D107)..........................    88,516      560,306
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      431,825
*   Turquoise Hill Resources, Ltd.(B7WJ1F5).............   819,877    2,789,657
    West Fraser Timber Co., Ltd.........................    24,304    1,069,461
#   Whitecap Resources, Inc.............................   675,235    5,885,751
#   WSP Global, Inc.....................................    80,718    2,704,487
    Yamana Gold, Inc.................................... 1,426,728    2,825,420
                                                                   ------------
TOTAL CANADA............................................            642,284,109
                                                                   ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A....................     7,431   12,282,198
    AP Moeller - Maersk A.S. Class B....................    19,275   32,836,653
    Carlsberg A.S. Class B..............................   334,440   29,138,225
    Danske Bank A.S.....................................   618,288   19,330,472
*   H Lundbeck A.S......................................    85,161    2,014,292
    ISS A.S.............................................    17,699      610,738
*   Jyske Bank A.S......................................   112,778    5,892,351
    TDC A.S............................................. 2,749,229   20,739,501
    Vestas Wind Systems A.S.............................   498,366   27,224,538
                                                                   ------------
TOTAL DENMARK...........................................            150,068,968
                                                                   ------------
FINLAND -- (0.7%)
    Fortum Oyj.......................................... 1,299,657   22,820,320
    Kesko Oyj Class A...................................       662       24,027
    Kesko Oyj Class B...................................   138,917    5,407,134
    Neste Oyj...........................................   270,610    7,539,507
    Stora Enso Oyj Class R.............................. 1,691,951   15,929,959
    Stora Enso Oyj Sponsored ADR........................    91,500      854,610
    UPM-Kymmene Oyj.....................................   857,615   15,841,653
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,276,506
                                                                   ------------
TOTAL FINLAND...........................................             69,693,716
                                                                   ------------
FRANCE -- (9.2%)
    AXA SA.............................................. 4,004,754  105,466,056
    AXA SA Sponsored ADR................................   140,900    3,707,079
    BNP Paribas SA...................................... 1,314,616   85,512,205
    Bollore SA.......................................... 1,623,592    8,993,061
    Bouygues SA.........................................   709,374   26,059,009
    Casino Guichard Perrachon SA........................   178,667   13,259,692
*   CGG SA Sponsored ADR................................   126,290      626,398
#   Cie de Saint-Gobain................................. 1,699,529   80,519,106
    Cie Generale des Etablissements Michelin............   334,818   32,774,872
    CNP Assurances......................................   408,378    6,863,489
    Credit Agricole SA..................................   927,429   14,592,740
    Eiffage SA..........................................    46,924    2,822,131
    Electricite de France SA............................   507,407   12,075,161
    Engie............................................... 3,247,971   62,287,918
    Lagardere SCA.......................................   221,491    6,624,039

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Natixis SA.........................................  2,133,151 $ 15,655,671
    Orange SA..........................................  4,824,671   79,367,048
*   Peugeot SA.........................................  1,247,729   24,959,245
    Renault SA.........................................    759,515   69,919,216
    Rexel SA...........................................    598,646    9,427,881
    SCOR SE............................................    318,283   12,196,751
    Societe Generale SA................................  1,935,625   95,041,998
    STMicroelectronics NV..............................  1,904,563   14,872,548
    Total SA...........................................  2,723,259  134,373,650
    Vallourec SA.......................................    302,777    4,954,933
    Vivendi SA.........................................    163,889    4,306,486
                                                                   ------------
TOTAL FRANCE...........................................             927,258,383
                                                                   ------------
GERMANY -- (7.3%)
    Allianz SE.........................................    768,935  125,961,191
    Allianz SE ADR.....................................  2,811,910   46,115,324
    Bayerische Motoren Werke AG........................    836,920   83,922,734
*   Commerzbank AG.....................................  1,603,495   20,737,280
    Daimler AG.........................................  2,214,556  198,105,079
    Deutsche Bank AG(5750355)..........................  1,243,976   43,700,669
#   Deutsche Bank AG(D18190898)........................    692,188   24,240,424
*   Deutsche Lufthansa AG..............................    895,598   12,166,858
    E.ON SE............................................  2,493,630   32,931,573
    Fraport AG Frankfurt Airport Services Worldwide....    106,349    6,982,582
    Hannover Rueck SE..................................     47,074    4,997,643
    HeidelbergCement AG................................    392,698   29,908,153
    K+S AG.............................................    444,055   18,219,625
    Metro AG...........................................    337,849   10,636,482
    Muenchener Rueckversicherungs-Gesellschaft AG......    247,258   45,440,700
    Osram Licht AG.....................................     56,824    3,228,084
    RWE AG.............................................     94,829    1,974,968
*   Talanx AG..........................................    120,315    3,839,165
    Telefonica Deutschland Holding AG..................  1,344,231    8,337,068
    Volkswagen AG......................................     76,511   15,475,529
                                                                   ------------
TOTAL GERMANY..........................................             736,921,131
                                                                   ------------
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd........................  4,385,000   10,364,319
*   Cheung Kong Property Holdings, Ltd.................  3,532,984   29,440,394
    CK Hutchison Holdings, Ltd.........................  2,382,984   35,371,775
    FIH Mobile, Ltd....................................  3,246,000    1,695,659
    Great Eagle Holdings, Ltd..........................    690,101    2,402,171
    Guoco Group, Ltd...................................     12,000      136,180
    Hang Lung Group, Ltd...............................    988,000    4,465,948
    Hang Lung Properties, Ltd..........................  2,835,000    8,132,832
    Henderson Land Development Co., Ltd................  1,484,894    9,816,927
    Hongkong & Shanghai Hotels, Ltd. (The).............  1,469,131    1,950,220
    Hopewell Holdings, Ltd.............................  1,086,669    3,748,658
    Kerry Logistics Network, Ltd.......................    325,000      502,639
    Kerry Properties, Ltd..............................  1,905,000    7,111,453
    MTR Corp., Ltd.....................................    921,426    4,102,176
    New World Development Co., Ltd..................... 23,109,125   27,905,216

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    NWS Holdings, Ltd..................................    842,000 $  1,259,109
#   Orient Overseas International, Ltd.................    709,500    3,514,522
    Shangri-La Asia, Ltd...............................  4,298,000    5,535,094
    Sino Land Co., Ltd.................................  4,993,765    7,761,365
    Sun Hung Kai Properties, Ltd.......................  2,883,920   44,253,243
    Swire Pacific, Ltd. Class A........................  1,465,000   18,780,882
    Swire Pacific, Ltd. Class B........................    490,000    1,153,934
    Wharf Holdings, Ltd. (The).........................  3,706,990   23,526,666
    Wheelock & Co., Ltd................................  3,443,000   17,703,679
    Yue Yuen Industrial Holdings, Ltd..................    160,000      520,800
                                                                   ------------
TOTAL HONG KONG........................................             271,155,861
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 30,521,940   12,818,733
    CRH P.L.C..........................................    295,666    8,744,844
    CRH P.L.C. Sponsored ADR...........................    215,216    6,394,067
                                                                   ------------
TOTAL IRELAND..........................................              27,957,644
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group......................................     26,077    1,082,618
    Bank Hapoalim BM...................................  3,220,797   17,907,809
*   Bank Leumi Le-Israel BM............................  3,225,754   14,068,198
*   Israel Discount Bank, Ltd. Class A.................    832,836    1,681,889
    Migdal Insurance & Financial Holding, Ltd..........     10,788       12,781
    Mizrahi Tefahot Bank, Ltd..........................    307,021    3,939,027
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.     13,324      919,622
                                                                   ------------
TOTAL ISRAEL...........................................              39,611,944
                                                                   ------------
ITALY -- (1.4%)
*   Banca Monte dei Paschi di Siena SpA................  3,044,888    6,050,895
*   Banco Popolare SC..................................    666,220   11,534,955
    Eni SpA............................................    547,496    9,581,515
    Mediobanca SpA.....................................    606,913    6,614,142
*   Telecom Italia SpA.................................          7            9
*   Telecom Italia SpA Sponsored ADR...................  1,863,462   24,597,698
    UniCredit SpA......................................  8,395,588   55,673,568
    Unione di Banche Italiane SCPA.....................  3,409,526   27,653,749
                                                                   ------------
TOTAL ITALY............................................             141,706,531
                                                                   ------------
JAPAN -- (21.3%)
    77 Bank, Ltd. (The)................................    431,372    2,806,451
    Aeon Co., Ltd......................................  2,819,200   43,079,502
    Aisin Seiki Co., Ltd...............................    472,800   19,166,799
    Alamos Gold Inc. Class A Sponsored ADR.............     11,723    3,045,049
    Alfresa Holdings Corp..............................    345,200    5,781,149
    Amada Holdings Co., Ltd............................    542,100    5,309,905
    Aoyama Trading Co., Ltd............................      7,700      305,902
    Asahi Glass Co., Ltd...............................  2,364,000   13,850,130
    Asahi Kasei Corp...................................  3,022,000   22,955,989
#   Autobacs Seven Co., Ltd............................     72,500    1,314,582
    Awa Bank, Ltd. (The)...............................     56,600      356,282
    Bank of Kyoto, Ltd. (The)..........................    709,400    8,364,652

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Bank of Yokohama, Ltd. (The)......................... 2,785,000 $17,696,008
    Brother Industries, Ltd..............................   228,100   3,150,994
    Canon Marketing Japan, Inc...........................   131,800   2,084,066
    Chiba Bank, Ltd. (The)...............................   873,000   6,956,018
    Chugoku Bank, Ltd. (The).............................   310,800   4,854,714
    Citizen Holdings Co., Ltd............................   689,600   4,600,594
#   Coca-Cola East Japan Co., Ltd........................    75,500   1,389,186
    Coca-Cola West Co., Ltd..............................   159,107   3,204,797
    COMSYS Holdings Corp.................................    56,400     855,035
*   Cosmo Oil Co., Ltd...................................   594,364     962,546
    Dai Nippon Printing Co., Ltd......................... 1,335,000  14,813,304
    Dai-ichi Life Insurance Co., Ltd. (The).............. 1,054,900  21,427,531
    Daido Steel Co., Ltd.................................   675,000   2,559,984
#   Daihatsu Motor Co., Ltd..............................   359,400   5,104,103
    Daiichi Sankyo Co., Ltd..............................   135,100   2,766,465
    Denki Kagaku Kogyo K.K...............................   992,000   4,125,246
    DIC Corp............................................. 1,508,000   3,548,628
    Ebara Corp...........................................   673,000   3,053,675
    Fuji Media Holdings, Inc.............................    74,400     959,695
    FUJIFILM Holdings Corp...............................   838,600  33,257,792
    Fukuoka Financial Group, Inc......................... 1,218,000   6,259,729
#   Fukuyama Transporting Co., Ltd.......................    85,000     436,657
#   Furukawa Electric Co., Ltd...........................   633,000   1,050,561
    Glory, Ltd...........................................   185,800   5,402,419
    Gunma Bank, Ltd. (The)...............................   650,397   4,833,414
    H2O Retailing Corp...................................   198,900   4,151,017
    Hachijuni Bank, Ltd. (The)...........................   620,231   4,813,417
    Hankyu Hanshin Holdings, Inc......................... 1,799,000  11,364,299
    Higo Bank, Ltd. (The)................................   274,000   1,691,296
    Hiroshima Bank, Ltd. (The)........................... 1,041,000   6,100,609
    Hitachi Capital Corp.................................    58,400   1,586,333
    Hitachi Chemical Co., Ltd............................   225,600   3,989,277
#   Hitachi Construction Machinery Co., Ltd..............   322,800   5,367,003
    Hitachi High-Technologies Corp.......................    14,600     340,298
    Hitachi Transport System, Ltd........................   105,000   1,892,755
    Hitachi, Ltd......................................... 1,216,000   7,878,201
    Hokuhoku Financial Group, Inc........................ 1,919,000   4,530,660
    Honda Motor Co., Ltd................................. 2,917,200  98,010,624
    House Foods Group, Inc...............................    65,300   1,319,459
#   Ibiden Co., Ltd......................................   459,900   7,603,503
    Idemitsu Kosan Co., Ltd..............................   238,096   4,376,423
    Iida Group Holdings Co., Ltd.........................   163,700   2,873,344
    Inpex Corp........................................... 1,335,200  14,507,923
    ITOCHU Corp.......................................... 3,608,800  44,178,322
    Iyo Bank, Ltd. (The).................................   476,000   6,051,867
    J Front Retailing Co., Ltd...........................   832,300  15,636,341
#   JFE Holdings, Inc.................................... 1,259,700  23,588,980
    Joyo Bank, Ltd. (The)................................ 1,307,000   7,730,197
    JSR Corp.............................................    18,500     307,845
    JTEKT Corp...........................................    28,800     497,324
    JX Holdings, Inc..................................... 5,156,233  21,979,855
#   K's Holdings Corp....................................    71,300   2,266,948
    Kagoshima Bank, Ltd. (The)...........................   229,143   1,566,466

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Kamigumi Co., Ltd..................................    442,000 $  4,157,352
    Kaneka Corp........................................  1,045,542    7,543,539
#   Kawasaki Kisen Kaisha, Ltd.........................  3,579,000    7,990,050
    Keiyo Bank, Ltd. (The).............................    233,000    1,175,734
    Kinden Corp........................................    207,000    2,758,975
    Kobe Steel, Ltd.................................... 12,790,000   19,783,545
    Konica Minolta, Inc................................  1,745,500   21,754,344
    Kuraray Co., Ltd...................................  1,109,700   13,081,982
    Kurita Water Industries, Ltd.......................      7,500      163,905
    Kyocera Corp.......................................    229,500   11,816,844
    Kyocera Corp. Sponsored ADR........................     25,197    1,295,630
    Lintec Corp........................................      1,700       36,692
    LIXIL Group Corp...................................    445,400    8,929,398
    Maeda Road Construction Co., Ltd...................     36,000      661,233
    Marubeni Corp......................................  3,424,700   19,032,759
    Marui Group Co., Ltd...............................     58,442      817,116
#   Maruichi Steel Tube, Ltd...........................     31,300      806,457
    Matsumotokiyoshi Holdings Co., Ltd.................      5,000      241,311
    Medipal Holdings Corp..............................    367,600    6,545,103
    Mitsubishi Chemical Holdings Corp..................  6,096,500   39,789,413
    Mitsubishi Corp....................................  1,045,900   22,567,165
    Mitsubishi Gas Chemical Co., Inc...................    609,000    3,378,319
    Mitsubishi Heavy Industries, Ltd...................    721,000    3,812,043
#   Mitsubishi Materials Corp..........................  4,804,000   17,390,799
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  156,162,644
    Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   35,047,457
    Mitsui & Co., Ltd..................................  1,339,800   17,384,162
    Mitsui Chemicals, Inc..............................  3,169,800   11,872,540
    Mitsui Engineering & Shipbuilding Co., Ltd.........    939,000    1,634,905
    Mitsui Mining & Smelting Co., Ltd..................     69,030      169,713
#   Mitsui OSK Lines, Ltd..............................  3,026,000    9,075,504
    Mizuho Financial Group, Inc........................ 51,633,200  112,586,684
    Mizuho Financial Group, Inc. ADR...................    205,757      919,734
    MS&AD Insurance Group Holdings, Inc................    481,553   15,165,216
    Nagase & Co., Ltd..................................    149,589    1,907,622
    NEC Corp........................................... 10,400,101   33,216,156
    NH Foods, Ltd......................................    179,536    4,363,707
    NHK Spring Co., Ltd................................    455,600    4,825,721
#   Nikon Corp.........................................    779,200    9,268,340
    Nippo Corp.........................................    148,000    2,603,408
#   Nippon Electric Glass Co., Ltd.....................    633,000    3,071,502
    Nippon Express Co., Ltd............................  3,048,238   16,113,742
    Nippon Paper Industries Co., Ltd...................    334,100    5,481,914
    Nippon Shokubai Co., Ltd...........................    293,000    4,327,207
    Nippon Steel & Sumitomo Metal Corp................. 19,063,940   45,030,384
    Nippon Yusen K.K...................................  7,040,000   19,244,453
    Nishi-Nippon City Bank, Ltd. (The).................    974,569    2,959,658
    Nissan Motor Co., Ltd..............................  5,844,900   55,611,443
    Nisshin Seifun Group, Inc..........................    102,243    1,465,407
    Nisshinbo Holdings, Inc............................    305,000    3,378,752
    NOK Corp...........................................     74,720    2,188,632
    Nomura Holdings, Inc...............................    740,400    5,301,930
    Nomura Real Estate Holdings, Inc...................     70,700    1,409,891

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    NTN Corp............................................ 1,462,000 $  8,301,667
    NTT DOCOMO, Inc..................................... 2,568,200   54,228,400
    NTT DOCOMO, Inc. Sponsored ADR......................       766       16,140
    Obayashi Corp.......................................   279,682    2,152,499
    Oji Holdings Corp................................... 3,392,000   14,830,879
    Otsuka Holdings Co., Ltd............................   464,000   16,659,908
    Resona Holdings, Inc................................ 3,867,500   21,262,462
    Ricoh Co., Ltd...................................... 3,215,400   31,722,310
    Rohm Co., Ltd.......................................    61,300    3,544,269
    Sankyo Co., Ltd.....................................    82,500    3,129,130
    SBI Holdings, Inc...................................   311,800    4,329,864
    Seino Holdings Co., Ltd.............................   315,000    3,623,008
    Sekisui Chemical Co., Ltd...........................   105,000    1,164,982
#   Sekisui House, Ltd.................................. 2,117,600   31,457,408
    Shiga Bank, Ltd. (The)..............................   227,185    1,209,038
#   Shinsei Bank, Ltd................................... 2,649,000    5,787,413
    Shizuoka Bank, Ltd. (The)...........................   998,000   11,272,980
    Showa Denko KK...................................... 5,905,000    7,279,179
    Showa Shell Sekiyu K.K..............................   231,300    2,172,040
    SKY Perfect JSAT Holdings, Inc......................   524,100    2,630,862
    Sojitz Corp......................................... 1,906,800    4,399,470
    Sompo Japan Nipponkoa Holdings, Inc.................   336,300   11,848,819
*   Sony Corp. Sponsored ADR............................   818,933   23,216,751
#   Sumitomo Chemical Co., Ltd.......................... 6,675,000   38,077,938
    Sumitomo Corp.......................................   852,600    9,678,978
    Sumitomo Dainippon Pharma Co., Ltd..................   129,400    1,547,389
    Sumitomo Electric Industries, Ltd................... 2,774,300   41,377,766
    Sumitomo Forestry Co., Ltd..........................   493,000    5,846,574
#   Sumitomo Heavy Industries, Ltd...................... 1,646,000    8,307,452
    Sumitomo Metal Mining Co., Ltd......................   794,000   10,675,513
    Sumitomo Mitsui Financial Group, Inc................ 2,728,500  123,038,947
    Sumitomo Mitsui Trust Holdings, Inc................. 4,217,629   19,589,295
    Sumitomo Osaka Cement Co., Ltd......................   196,000      734,849
#   Sumitomo Rubber Industries, Ltd.....................   384,500    5,793,636
    Suzuken Co., Ltd....................................   131,450    4,651,110
    Suzuki Motor Corp...................................   463,300   16,128,400
    T&D Holdings, Inc................................... 2,073,500   31,574,713
    Taisho Pharmaceutical Holdings Co., Ltd.............    26,699    1,791,492
    Takashimaya Co., Ltd................................   753,634    7,209,366
    TDK Corp............................................   492,800   34,458,797
    Teijin, Ltd......................................... 3,858,450   14,082,098
    Tokai Rika Co., Ltd.................................   165,500    4,158,345
    Tokio Marine Holdings, Inc..........................   283,900   11,822,466
    Tokyo Broadcasting System Holdings, Inc.............    20,600      300,187
    Toppan Printing Co., Ltd............................ 1,032,000    8,968,027
    Toshiba Corp........................................ 5,806,000   17,745,979
    Toshiba TEC Corp....................................    36,000      188,779
    Tosoh Corp.......................................... 1,636,000    8,528,643
    Toyo Seikan Group Holdings, Ltd.....................   284,849    4,438,514
    Toyobo Co., Ltd.....................................   664,000      990,242
    Toyoda Gosei Co., Ltd...............................   203,600    4,498,846
    Toyota Boshoku Corp.................................   156,600    2,839,974
    Toyota Tsusho Corp..................................   890,000   22,560,092

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Ube Industries, Ltd............................... 3,078,000 $    5,383,413
    Ushio, Inc........................................    36,800        450,861
    Wacoal Holdings Corp..............................   172,000      2,195,010
#   Yamada Denki Co., Ltd............................. 1,608,100      6,144,781
#   Yamaguchi Financial Group, Inc....................   510,148      6,811,119
    Yamaha Corp.......................................   152,400      3,586,868
#   Yamato Kogyo Co., Ltd.............................    40,700        955,492
    Yamazaki Baking Co., Ltd..........................    63,000      1,003,664
    Yokohama Rubber Co., Ltd. (The)...................   193,000      3,816,984
    Zeon Corp.........................................    61,000        591,001
                                                                 --------------
TOTAL JAPAN...........................................            2,143,991,353
                                                                 --------------
NETHERLANDS -- (2.9%)
    Aegon NV.......................................... 2,968,551     22,833,318
    Akzo Nobel NV.....................................    32,273      2,309,296
#   ArcelorMittal(B03XPL1)............................ 3,474,174     31,359,253
#   ArcelorMittal(B295F26)............................   638,488      5,759,162
    Boskalis Westminster NV...........................   176,998      8,647,663
    ING Groep NV...................................... 6,479,202    110,192,793
    ING Groep NV Sponsored ADR........................ 1,297,167     22,025,896
    Koninklijke DSM NV................................   667,693     38,104,891
#   Koninklijke KPN NV................................ 3,251,631     12,847,456
    Koninklijke Philips NV(5986622)................... 1,430,179     39,853,675
    Koninklijke Philips NV(500472303).................    75,871      2,109,973
    TNT Express NV....................................    72,118        603,557
                                                                 --------------
TOTAL NETHERLANDS.....................................              296,646,933
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   691,489      2,468,203
    Contact Energy, Ltd............................... 1,249,661      4,082,265
#   Fletcher Building, Ltd............................   783,576      4,094,542
                                                                 --------------
TOTAL NEW ZEALAND.....................................               10,645,010
                                                                 --------------
NORWAY -- (0.6%)
    Aker ASA Class A..................................    31,804        663,577
    DNB ASA...........................................   508,759      8,294,011
    Norsk Hydro ASA................................... 1,118,419      4,170,819
    Norsk Hydro ASA Sponsored ADR.....................    59,900        226,422
#   Seadrill, Ltd.....................................   589,436      5,251,875
    SpareBank 1 SR-Bank ASA...........................    70,549        418,803
    Statoil ASA....................................... 1,168,285     19,695,699
#   Statoil ASA Sponsored ADR.........................   491,223      8,306,581
*   Storebrand ASA....................................   777,915      3,133,366
*   Subsea 7 SA.......................................   669,306      5,864,008
    Yara International ASA............................    22,709      1,129,868
                                                                 --------------
TOTAL NORWAY..........................................               57,155,029
                                                                 --------------
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA...................... 6,525,893        500,032
*   Banco Espirito Santo SA........................... 2,631,973             --

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
    EDP Renovaveis SA..................................    541,158 $  3,959,671
                                                                   ------------
TOTAL PORTUGAL.........................................               4,459,703
                                                                   ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd....................................  4,081,800    9,578,625
    City Developments, Ltd.............................    709,400    4,828,032
    DBS Group Holdings, Ltd............................    136,787    2,013,807
    Frasers Centrepoint, Ltd...........................    439,400      535,397
    Golden Agri-Resources, Ltd......................... 13,223,300    3,034,530
    GuocoLand, Ltd.....................................      9,000       15,019
    Hutchison Port Holdings Trust...................... 12,678,000    7,609,158
#   Noble Group, Ltd................................... 15,073,900    5,002,610
    Olam International, Ltd............................    466,600      625,281
    OUE, Ltd...........................................    269,000      379,718
    Oversea-Chinese Banking Corp., Ltd.................  1,784,109   13,379,135
#   SembCorp Industries, Ltd...........................    943,300    2,453,521
    Singapore Airlines, Ltd............................  2,371,600   18,552,849
#   United Industrial Corp., Ltd.......................  2,006,113    4,898,377
    UOL Group, Ltd.....................................  1,001,864    4,894,585
    Venture Corp., Ltd.................................    447,100    2,558,311
    Wheelock Properties Singapore, Ltd.................    783,400      990,034
    Wilmar International, Ltd..........................  4,154,000    9,686,625
                                                                   ------------
TOTAL SINGAPORE........................................              91,035,614
                                                                   ------------
SPAIN -- (2.6%)
    Acciona SA.........................................     94,122    7,606,673
#   Banco de Sabadell SA............................... 16,358,593   37,269,136
#   Banco Popular Espanol SA...........................  3,621,992   16,633,794
    Banco Santander SA.................................  8,612,017   59,549,614
    Banco Santander SA Sponsored ADR...................    776,922    5,290,839
    CaixaBank SA.......................................  1,442,582    6,437,769
    Iberdrola SA....................................... 14,302,198  100,876,865
#   Mapfre SA..........................................  1,275,685    4,106,223
    Repsol SA..........................................  1,672,743   28,112,803
                                                                   ------------
TOTAL SPAIN............................................             265,883,716
                                                                   ------------
SWEDEN -- (2.9%)
    Boliden AB.........................................  1,081,129   19,964,910
    Holmen AB Class A..................................      5,131      146,833
    Holmen AB Class B..................................     26,875      766,715
    ICA Gruppen AB.....................................      2,667       97,330
    Meda AB Class A....................................    308,435    5,026,150
    Nordea Bank AB.....................................  3,699,255   46,058,766
    Skandinaviska Enskilda Banken AB Class A...........  3,806,534   45,824,832
    Skandinaviska Enskilda Banken AB Class C...........     22,560      265,705
#*  SSAB AB Class A....................................    181,327      863,324
*   SSAB AB Class B....................................     77,575      322,120
    Svenska Cellulosa AB SCA Class A...................     69,959    1,985,184
    Svenska Cellulosa AB SCA Class B...................  2,234,256   63,574,503
    Svenska Handelsbanken AB Class A...................    771,745   11,811,020
    Svenska Handelsbanken AB Class B...................      6,702      102,798
    Swedbank AB Class A................................    214,941    5,034,814

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Tele2 AB Class B...................................    769,342 $  8,006,882
    Telefonaktiebolaget LM Ericsson Class A............     28,098      282,665
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   52,171,056
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    8,955,043
    TeliaSonera AB.....................................  3,717,354   22,591,202
                                                                   ------------
TOTAL SWEDEN...........................................             293,851,852
                                                                   ------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  4,296,392   87,388,680
#   ABB, Ltd. Sponsored ADR............................    155,117    3,145,773
    Adecco SA..........................................    571,300   47,682,093
    Aryzta AG..........................................    244,085   12,384,301
    Baloise Holding AG.................................    200,163   25,502,449
    Banque Cantonale Vaudoise..........................        468      303,414
    Cie Financiere Richemont SA........................    784,849   67,743,011
    Clariant AG........................................    951,816   18,987,021
    Credit Suisse Group AG.............................    960,727   28,342,192
#   Credit Suisse Group AG Sponsored ADR...............  1,010,868   29,770,063
*   Dufry AG...........................................      7,921    1,098,432
    Julius Baer Group, Ltd.............................    280,823   15,535,051
    LafargeHolcim, Ltd.(7110753).......................    887,877   61,777,092
*   LafargeHolcim, Ltd.(BZ3DNX4).......................    467,388   32,369,275
    Lonza Group AG.....................................    162,986   23,625,565
    Novartis AG........................................    264,363   27,431,395
    Novartis AG ADR....................................      5,868      608,805
    Sulzer AG..........................................     50,596    5,195,460
    Swatch Group AG (The)(7184736).....................     46,814    3,836,944
#   Swatch Group AG (The)(7184725).....................     35,102   15,117,309
    Swiss Life Holding AG..............................     75,209   17,745,369
    Swiss Re AG........................................  1,037,390   93,320,484
    Syngenta AG........................................    100,750   41,506,035
    UBS Group AG(BRJL176)..............................  2,463,478   56,638,046
*   UBS Group AG(H42097107)............................    500,015   11,530,346
    Zurich Insurance Group AG..........................    342,187  104,199,222
                                                                   ------------
TOTAL SWITZERLAND......................................             832,783,827
                                                                   ------------
UNITED KINGDOM -- (16.9%)
    Anglo American P.L.C...............................  3,418,604   43,105,141
    Aviva P.L.C........................................  2,212,396   17,989,394
    Barclays P.L.C..................................... 13,417,499   60,508,112
    Barclays P.L.C. Sponsored ADR......................  5,796,226  104,216,143
    Barratt Developments P.L.C.........................  1,006,942    9,965,261
    BP P.L.C...........................................  1,912,816   11,782,434
    BP P.L.C. Sponsored ADR............................  8,462,341  312,852,746
    Carnival P.L.C.....................................    382,259   21,187,793
#   Carnival P.L.C. ADR................................    135,485    7,497,740
    Glencore P.L.C..................................... 11,324,034   36,691,151
    HSBC Holdings P.L.C................................ 12,699,935  114,711,502
    HSBC Holdings P.L.C. Sponsored ADR.................  2,347,501  105,801,870
    Investec P.L.C.....................................    776,855    7,085,162
#   J Sainsbury P.L.C..................................  5,377,115   22,211,598
    Kingfisher P.L.C...................................  6,997,686   39,417,831

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
      Lloyds Banking Group P.L.C.................... 25,852,830 $    33,665,791
#     Lloyds Banking Group P.L.C. ADR...............  1,322,959       6,958,764
*     Lonmin P.L.C..................................     99,585          80,948
      Old Mutual P.L.C..............................  9,672,569      31,989,046
      Pearson P.L.C. Sponsored ADR..................  1,176,118      21,946,362
*     Royal Bank of Scotland Group P.L.C............  3,666,673      19,556,102
*     Royal Bank of Scotland Group P.L.C. Sponsored
        ADR.........................................    400,166       4,265,770
      Royal Dutch Shell P.L.C.(B03MLX2).............    578,802      16,590,417
      Royal Dutch Shell P.L.C.(B03MM40).............    255,146       7,387,768
#     Royal Dutch Shell P.L.C. ADR(B03MM73).........  3,323,210     193,244,661
      Royal Dutch Shell P.L.C. ADR(780259206).......  1,178,638      67,748,112
      RSA Insurance Group P.L.C.....................    479,027       3,841,936
      Standard Chartered P.L.C......................  5,177,189      79,161,856
      Vedanta Resources P.L.C.......................     15,000          93,319
      Vodafone Group P.L.C.......................... 42,105,200     159,494,351
      Vodafone Group P.L.C. Sponsored ADR...........  2,964,706     112,006,603
      WM Morrison Supermarkets P.L.C................  9,456,529      26,910,573
                                                                ---------------
TOTAL UNITED KINGDOM................................              1,699,966,257
                                                                ---------------
TOTAL COMMON STOCKS.................................              9,472,817,378
                                                                ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Bayerische Motoren Werke AG...................     13,756       1,076,696
      Porsche Automobil Holding SE..................    242,713      18,293,479
      Volkswagen AG.................................    364,511      73,111,106
                                                                ---------------
TOTAL GERMANY.......................................                 92,481,281
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                 92,481,281
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................ 43,631,468     504,816,089
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,290,731,059)^^.........................              $10,070,114,748
                                                                ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $   55,888,260 $  563,214,845   --    $   619,103,105
   Austria....................             --     14,120,586   --         14,120,586
   Belgium....................      4,773,696    131,742,410   --        136,516,106
   Canada.....................    642,284,109             --   --        642,284,109
   Denmark....................             --    150,068,968   --        150,068,968
   Finland....................      2,131,116     67,562,600   --         69,693,716
   France.....................      4,333,477    922,924,906   --        927,258,383
   Germany....................     70,355,748    666,565,383   --        736,921,131
   Hong Kong..................     29,440,394    241,715,467   --        271,155,861
   Ireland....................      6,394,067     21,563,577   --         27,957,644
   Israel.....................        919,622     38,692,322   --         39,611,944
   Italy......................     24,597,698    117,108,833   --        141,706,531
   Japan......................     63,540,761  2,080,450,592   --      2,143,991,353
   Netherlands................     29,895,031    266,751,902   --        296,646,933
   New Zealand................             --     10,645,010   --         10,645,010
   Norway.....................     13,784,878     43,370,151   --         57,155,029
   Portugal...................             --      4,459,703   --          4,459,703
   Singapore..................             --     91,035,614   --         91,035,614
   Spain......................      5,290,839    260,592,877   --        265,883,716
   Sweden.....................      8,955,043    284,896,809   --        293,851,852
   Switzerland................     77,424,262    755,359,565   --        832,783,827
   United Kingdom.............    936,538,771    763,427,486   --      1,699,966,257
Preferred Stocks
   Germany....................             --     92,481,281   --         92,481,281
Securities Lending Collateral.             --    504,816,089   --        504,816,089
                               -------------- --------------   --    ---------------
TOTAL......................... $1,976,547,772 $8,093,566,976   --    $10,070,114,748
                               ============== ==============   ==    ===============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (18.5%)
    Accordia Golf Co., Ltd...............................   350,289 $ 3,692,356
    Adastria Co., Ltd....................................    97,320   4,702,977
#   Aeon Fantasy Co., Ltd................................    54,232     832,881
#*  AGORA Hospitality Group Co., Ltd.....................   591,000     223,832
    Ahresty Corp.........................................   123,400     951,972
#*  Aigan Co., Ltd.......................................    95,200     202,770
    Aisan Industry Co., Ltd..............................   201,800   1,856,778
#   Akebono Brake Industry Co., Ltd......................   436,100   1,311,647
#   Alpen Co., Ltd.......................................   109,300   1,725,073
    Alpha Corp...........................................    30,400     326,402
    Alpine Electronics, Inc..............................   277,500   4,571,902
    Amiyaki Tei Co., Ltd.................................    23,800     954,070
#   Amuse, Inc...........................................    24,999     815,381
*   Anrakutei Co., Ltd...................................    22,000      85,168
    AOI Pro, Inc.........................................    44,800     382,904
    AOKI Holdings, Inc...................................   268,400   3,465,363
    Aoyama Trading Co., Ltd..............................   307,000  12,196,350
    Arata Corp...........................................    20,400     339,145
    Arcland Sakamoto Co., Ltd............................    88,100   2,136,508
    ARCLAND SERVICE Co., Ltd.............................     3,900     181,214
    Asahi Broadcasting Corp..............................    21,200     162,150
#   Asahi Co., Ltd.......................................    92,300   1,105,577
    Asante, Inc..........................................     6,900     107,714
#   Asatsu-DK, Inc.......................................   198,500   4,460,160
#   Ashimori Industry Co., Ltd...........................   310,000     509,496
#   Atom Corp............................................   240,800   1,730,000
    Atsugi Co., Ltd......................................   743,000     695,081
    Autobacs Seven Co., Ltd..............................   398,500   7,225,668
#   Avex Group Holdings, Inc.............................   237,300   3,986,492
    Belluna Co., Ltd.....................................   246,500   1,476,381
#   Best Denki Co., Ltd..................................   370,800     448,570
#   Bic Camera, Inc......................................   483,600   5,478,863
    Bookoff Corp.........................................    63,300     468,429
    Broccoli Co., Ltd....................................    14,000      57,399
#   BRONCO BILLY Co., Ltd................................    40,600     825,964
    Calsonic Kansei Corp................................. 1,015,000   7,403,710
#   Can Do Co., Ltd......................................    63,500     791,293
#   Central Sports Co., Ltd..............................    31,800     638,478
    CHIMNEY Co., Ltd.....................................    26,600     747,653
    Chiyoda Co., Ltd.....................................   150,900   4,006,213
    Chofu Seisakusho Co., Ltd............................    83,800   1,846,622
#   Chori Co., Ltd.......................................    71,800   1,108,543
    Chuo Spring Co., Ltd.................................   196,000     510,337
#   Clarion Co., Ltd.....................................   782,000   2,236,248
    Cleanup Corp.........................................   129,700     959,770
#   Colowide Co., Ltd....................................   347,000   5,424,565
    Corona Corp..........................................    80,100     803,942
    Cross Plus, Inc......................................    22,000     132,560
    DA Consortium, Inc...................................   144,000     542,121
#   Daido Metal Co., Ltd.................................   184,600   1,754,469
#   Daidoh, Ltd..........................................   137,200     564,521

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.................................   189,100 $7,435,269
    Daikoku Denki Co., Ltd................................    43,400    625,617
    Dainichi Co., Ltd.....................................    49,300    295,429
    Daisyo Corp...........................................    47,200    614,236
    DCM Holdings Co., Ltd.................................   530,600  4,830,044
    Descente, Ltd.........................................   247,000  3,645,414
    Doshisha Co., Ltd.....................................   141,100  2,613,392
    Doutor Nichires Holdings Co., Ltd.....................   184,486  2,967,702
    Dunlop Sports Co., Ltd................................    75,300    725,737
    Dynic Corp............................................   174,000    256,711
    Eagle Industry Co., Ltd...............................   147,200  2,964,245
#   EDION Corp............................................   513,900  3,392,478
    Exedy Corp............................................   193,000  4,770,401
#   F-Tech, Inc...........................................    32,100    312,006
#   FCC Co., Ltd..........................................   209,700  3,294,363
#   Fields Corp...........................................    67,800  1,093,668
    Fine Sinter Co., Ltd..................................    49,000    140,022
#   First Juken Co., Ltd..................................    19,600    222,425
#   Foster Electric Co., Ltd..............................   130,500  2,681,445
    France Bed Holdings Co., Ltd..........................   691,000  1,064,264
#   FTGroup Co., Ltd......................................    18,900    341,438
#   Fuji Co., Ltd.........................................   109,900  2,452,361
#   Fuji Corp., Ltd.......................................   131,000    736,552
    Fuji Kiko Co., Ltd....................................   144,000    733,765
#   Fuji Kyuko Co., Ltd...................................   214,000  2,136,621
    Fuji Oozx, Inc........................................     6,000     26,029
    Fujibo Holdings, Inc..................................   742,000  1,429,781
#   Fujikura Rubber, Ltd..................................    80,200    449,553
#   Fujishoji Co., Ltd....................................    34,400    397,649
#   Fujita Kanko, Inc.....................................   134,000    456,581
    Fujitsu General, Ltd..................................   370,000  5,250,171
    FuKoKu Co., Ltd.......................................    40,800    377,340
    Funai Electric Co., Ltd...............................    39,800    442,577
#   Furukawa Battery Co., Ltd. (The)......................    95,000    688,138
    Futaba Industrial Co., Ltd............................   320,000  1,354,060
    G-7 Holdings, Inc.....................................    29,200    409,070
    G-Tekt Corp...........................................   100,000    925,957
    Gakken Holdings Co., Ltd..............................   313,000    620,780
#   Genki Sushi Co., Ltd..................................     9,100    183,365
#   Geo Holdings Corp.....................................   213,200  2,935,820
#   GLOBERIDE, Inc........................................   623,000    828,344
    Goldwin, Inc..........................................   177,000  1,305,108
#   Gourmet Kineya Co., Ltd...............................    85,000    674,559
    GSI Creos Corp........................................   335,000    361,944
#   Gulliver International Co., Ltd.......................   387,900  3,844,983
    Gunze, Ltd............................................ 1,080,000  2,934,792
#   H-One Co., Ltd........................................    67,500    383,295
#   Hagihara Industries, Inc..............................    26,600    436,218
    Hakuyosha Co., Ltd....................................    65,000    145,143
    Happinet Corp.........................................    93,800    990,785
    Hard Off Corp. Co., Ltd...............................    55,700    692,287
    Haruyama Trading Co., Ltd.............................    47,900    287,590
    Heiwa Corp............................................    52,900  1,161,687

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    HI-LEX Corp...........................................    56,000 $1,797,785
#   Hiday Hidaka Corp.....................................    74,956  1,825,151
#   Himaraya Co., Ltd.....................................    35,900    328,790
#   Hiramatsu, Inc........................................   160,700  1,022,290
    Honeys Co., Ltd.......................................   106,040    883,251
#   Hoosiers Holdings.....................................   181,100    729,167
    Ichibanya Co., Ltd....................................    47,200  2,002,472
    Ichikoh Industries, Ltd...............................   286,000    624,072
#   IJT Technology Holdings Co., Ltd......................   124,680    498,175
    Ikyu Corp.............................................   118,800  2,489,969
#   Imasen Electric Industrial............................    89,600    899,677
#   Imperial Hotel, Ltd...................................    13,000    297,210
    Intage Holdings, Inc..................................    84,800  1,420,216
*   Izuhakone Railway Co., Ltd............................       300         --
#*  Izutsuya Co., Ltd.....................................   617,000    383,684
#*  Janome Sewing Machine Co., Ltd........................ 1,064,000  1,096,873
    Japan Vilene Co., Ltd.................................   157,000  1,044,193
    Japan Wool Textile Co., Ltd. (The)....................   343,000  2,702,246
    Jin Co., Ltd..........................................    80,000  3,896,728
#   Joban Kosan Co., Ltd..................................   342,000    430,279
    Joshin Denki Co., Ltd.................................   205,000  1,618,635
#   JP-Holdings, Inc......................................   298,800    817,000
#   JVC Kenwood Corp......................................   932,030  2,186,978
#   K's Holdings Corp.....................................   182,200  5,792,958
*   Kadokawa Dwango.......................................   246,233  2,934,299
#*  Kappa Create Holdings Co., Ltd........................    34,100    359,525
    Kasai Kogyo Co., Ltd..................................   138,300  1,629,448
#   Kawai Musical Instruments Manufacturing Co., Ltd......    45,200    750,306
#   Keihin Corp...........................................   267,500  3,799,016
#   Keiyo Co., Ltd........................................   176,200    814,058
#   KFC Holdings Japan, Ltd...............................    75,000  1,387,223
#*  Kintetsu Department Store Co., Ltd....................   169,000    463,261
    Kinugawa Rubber Industrial Co., Ltd...................   282,000  1,552,487
    Kitamura Co., Ltd.....................................     2,000     12,810
*   KNT-CT Holdings Co., Ltd..............................   643,000  1,129,021
#   Kohnan Shoji Co., Ltd.................................   188,500  2,561,239
#   Kojima Co., Ltd.......................................   162,600    538,454
#   Komatsu Seiren Co., Ltd...............................   134,400    681,707
#   Komehyo Co., Ltd......................................    10,800    337,263
    Komeri Co., Ltd.......................................   191,400  4,615,417
#   Konaka Co., Ltd.......................................   122,460    677,118
    Koshidaka Holdings Co., Ltd...........................    50,000  1,123,771
    Kourakuen Holdings Corp...............................    39,800    501,160
#   KU Holdings Co., Ltd..................................   132,600    845,077
    Kura Corp.............................................    69,200  2,132,039
    Kurabo Industries, Ltd................................ 1,276,000  2,673,399
#   Kuraudia Co., Ltd.....................................    10,200     52,322
#   KYB Co., Ltd.......................................... 1,140,000  3,876,002
#   Kyoritsu Maintenance Co., Ltd.........................    70,831  5,023,503
#   Kyoto Kimono Yuzen Co., Ltd...........................    57,200    473,452
    LEC, Inc..............................................    41,600    456,694
    Look, Inc.............................................   228,000    389,850
#   Mamiya-Op Co., Ltd....................................   322,000    485,488

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Mars Engineering Corp................................    49,100 $   841,063
#*  Maruei Department Store Co., Ltd.....................    17,000      18,218
#*  Maruzen CHI Holdings Co., Ltd........................    29,800      95,620
    Matsuya Co., Ltd.....................................    49,000     919,405
    Matsuya Foods Co., Ltd...............................    48,000     934,542
    Meiko Network Japan Co., Ltd.........................   126,400   1,401,279
    Meiwa Estate Co., Ltd................................    56,900     265,822
    Mikuni Corp..........................................   118,000     500,496
    Misawa Homes Co., Ltd................................   164,000   1,331,647
    Mitsuba Corp.........................................   208,690   4,616,977
    Mitsui Home Co., Ltd.................................   165,000     779,589
    Mizuno Corp..........................................   582,000   2,788,858
    Monogatari Corp. (The)...............................    25,700     929,937
#*  Mr Max Corp..........................................   119,000     442,349
    Murakami Corp........................................    11,000     193,258
    Musashi Seimitsu Industry Co., Ltd...................   129,900   2,365,128
    Nafco Co., Ltd.......................................    33,300     553,183
    Nagawa Co., Ltd......................................     9,200     258,261
#*  Naigai Co., Ltd...................................... 1,409,000     772,814
    Nakayamafuku Co., Ltd................................     9,500      66,815
    Next Co., Ltd........................................   282,000   2,107,144
#   Nexyz Corp...........................................    11,900      88,278
    Nice Holdings, Inc...................................   447,000     751,544
    Nifco, Inc...........................................   287,200  12,409,038
    Nihon Eslead Corp....................................    33,900     345,495
    Nihon House Holdings Co., Ltd........................   229,200   1,074,456
#   Nihon Plast Co., Ltd.................................    39,000     257,006
    Nihon Tokushu Toryo Co., Ltd.........................    60,000     448,240
    Nippon Felt Co., Ltd.................................    58,200     250,215
    Nippon Piston Ring Co., Ltd..........................   486,000     837,963
    Nippon Seiki Co., Ltd................................   218,400   4,363,553
    Nishikawa Rubber Co., Ltd............................    15,000     256,884
    Nishimatsuya Chain Co., Ltd..........................   244,500   2,352,080
    Nissan Shatai Co., Ltd...............................    19,800     250,947
    Nissan Tokyo Sales Holdings Co., Ltd.................   216,800     662,655
    Nissei Build Kogyo Co., Ltd..........................   329,000   1,037,124
#*  Nissen Holdings Co., Ltd.............................    59,900     114,031
    Nissin Kogyo Co., Ltd................................   223,700   3,504,720
    Nittan Valve Co., Ltd................................    82,800     304,336
    Nojima Corp..........................................    36,200     407,926
    Ohashi Technica, Inc.................................    35,700     449,747
#   Ohsho Food Service Corp..............................    70,500   2,364,589
    Onward Holdings Co., Ltd.............................   736,000   4,769,972
    Ootoya Holdings Co., Ltd.............................     1,400      21,556
#   OPT Holding, Inc.....................................    79,200     417,197
#   Otsuka Kagu, Ltd.....................................    38,600     600,129
    Pacific Industrial Co., Ltd..........................   239,600   2,339,739
    Pal Co., Ltd.........................................    69,600   2,196,206
    Paltac Corp..........................................   195,534   3,806,035
    PanaHome Corp........................................   496,200   3,122,712
    Parco Co., Ltd.......................................   114,700   1,140,249
    Paris Miki Holdings, Inc.............................   151,200     570,722
    PC Depot Corp........................................     8,200      73,800

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    PIA Corp..............................................    11,000 $  210,537
    Piolax, Inc...........................................    56,700  2,921,961
*   Pioneer Corp.......................................... 1,926,100  3,602,442
    Plenus Co., Ltd.......................................   133,800  2,251,729
#   Press Kogyo Co., Ltd..................................   598,000  2,611,642
#   Pressance Corp........................................    39,600  1,403,187
#   Proto Corp............................................    63,000    985,625
    Renaissance, Inc......................................    58,600    686,241
#*  Renown, Inc...........................................   336,200    498,814
#   Resort Solution Co., Ltd..............................   175,000    482,551
    Rhythm Watch Co., Ltd.................................   578,000    792,359
#   Riberesute Corp.......................................    17,900    113,176
#   Right On Co., Ltd.....................................    87,425    732,600
    Riken Corp............................................   522,000  1,973,784
    Ringer Hut Co., Ltd...................................    84,600  1,998,252
*   Riso Kyoiku Co., Ltd..................................    62,900    156,648
    Round One Corp........................................   433,400  2,131,949
#   Royal Holdings Co., Ltd...............................   179,200  3,129,130
    Sac's Bar Holdings, Inc...............................   101,450  1,892,271
    Saizeriya Co., Ltd....................................   189,400  4,408,275
#   Sakai Ovex Co., Ltd...................................   367,000    585,585
    San Holdings, Inc.....................................    15,400    214,619
#   Sanden Holdings Corp..................................   686,000  2,925,698
    Sanei Architecture Planning Co., Ltd..................    52,200    610,752
    Sangetsu Co., Ltd.....................................   346,050  5,701,751
#   Sanko Marketing Foods Co., Ltd........................    27,800    210,614
    Sankyo Seiko Co., Ltd.................................   183,400    715,357
    Sanoh Industrial Co., Ltd.............................   136,500    899,160
    Sanyo Electric Railway Co., Ltd.......................   189,000    719,437
    Sanyo Housing Nagoya Co., Ltd.........................    37,500    343,864
    Sanyo Shokai, Ltd.....................................   669,000  1,833,898
#   Sato Restaurant Systems Co., Ltd......................    79,900    609,640
#   Scroll Corp...........................................   166,300    499,727
#   Seiko Holdings Corp................................... 1,031,407  5,519,969
    Seiren Co., Ltd.......................................   292,400  2,894,391
#   Senshukai Co., Ltd....................................   182,900  1,197,789
#   Septeni Holdings Co., Ltd.............................    69,900    904,474
    Seria Co., Ltd........................................   118,300  5,337,230
#   Shidax Corp...........................................    93,300    395,866
    Shikibo, Ltd..........................................   779,000    754,033
    Shimachu Co., Ltd.....................................   297,200  8,237,786
    Shimojima Co., Ltd....................................    25,900    226,082
    Shiroki Corp..........................................   285,000    826,636
#   Shobunsha Publications, Inc...........................   265,800  1,891,208
#   Shochiku Co., Ltd.....................................   163,000  1,337,887
    Shoei Co., Ltd........................................     7,700    136,045
    Showa Corp............................................   317,500  2,923,357
    SKY Perfect JSAT Holdings, Inc........................    23,100    115,957
    SNT Corp..............................................    86,200    411,893
#   Soft99 Corp...........................................    68,600    435,009
    Sotoh Co., Ltd........................................    41,400    343,570
    SPK Corp..............................................    19,800    375,294
    St Marc Holdings Co., Ltd.............................    97,600  3,397,013

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Starts Corp., Inc.....................................   162,200 $2,783,923
    Step Co., Ltd.........................................    40,700    350,738
    Studio Alice Co., Ltd.................................    61,300  1,093,852
    Suminoe Textile Co., Ltd..............................   332,000    872,190
    Sumitomo Forestry Co., Ltd............................   277,666  3,292,890
    Sumitomo Riko Co, Ltd.................................   231,500  1,866,570
    Suncall Corp..........................................    27,000    146,516
    T RAD Co., Ltd........................................   412,000    780,724
    T-Gaia Corp...........................................   178,300  3,102,778
#   Tachi-S Co., Ltd......................................   162,840  2,254,554
#   Tachikawa Corp........................................    50,800    369,550
    Taiho Kogyo Co., Ltd..................................    98,200  1,272,797
    Takamatsu Construction Group Co., Ltd.................    80,000  1,661,766
#*  Takata Corp...........................................   168,000  1,699,870
    Take And Give Needs Co., Ltd..........................    54,070    345,961
    Takihyo Co., Ltd......................................    76,000    289,332
#   Tama Home Co., Ltd....................................    95,900    426,376
    Tamron Co., Ltd.......................................   108,300  2,261,485
#*  TASAKI & Co., Ltd.....................................    15,100    256,810
    TBK Co., Ltd..........................................   115,600    531,106
*   Ten Allied Co., Ltd...................................    45,600    160,600
    Tigers Polymer Corp...................................    50,600    305,199
#   Toa Corp..............................................   138,500  1,483,138
#   Toabo Corp............................................    54,799    295,623
#   Toei Animation Co., Ltd...............................    20,700    652,939
    Toei Co., Ltd.........................................   409,000  2,928,171
    Tohokushinsha Film Corp...............................    22,500    174,811
    Tokai Rika Co., Ltd...................................   140,800  3,537,734
    Token Corp............................................    46,650  3,050,328
    Tokyo Dome Corp....................................... 1,194,200  5,024,311
#   Tokyo Individualized Educational Institute, Inc.......    79,400    420,853
    Tokyotokeiba Co., Ltd.................................   608,000  1,451,429
#   Tokyu Recreation Co., Ltd.............................    79,000    488,090
#   Tomy Co., Ltd.........................................   374,293  2,063,453
    Topre Corp............................................   229,900  4,451,919
    Toridoll.corp.........................................   146,300  2,099,159
    Tosho Co., Ltd........................................    43,800  1,058,594
    Tow Co., Ltd..........................................    26,700    133,252
    TPR Co., Ltd..........................................   131,000  3,836,575
    TS Tech Co., Ltd......................................   151,200  4,264,032
    TSI Holdings Co., Ltd.................................   430,795  3,047,957
#   Tsukada Global Holdings, Inc..........................   109,400    690,504
    Tsukamoto Corp. Co., Ltd..............................   190,000    222,157
    Tsutsumi Jewelry Co., Ltd.............................    47,200  1,024,062
    Tv Tokyo Holdings Corp................................    33,700    531,461
    Tyo, Inc..............................................   329,800    529,299
#   U-Shin, Ltd...........................................   126,900    790,972
    Umenohana Co., Ltd....................................     1,000     21,735
    Unipres Corp..........................................   230,700  4,423,329
    United Arrows, Ltd....................................   138,400  5,517,925
*   Unitika, Ltd.......................................... 3,137,000  1,467,138
#   Universal Entertainment Corp..........................    90,900  2,283,931
#*  Usen Corp.............................................   750,180  2,175,892

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
Consumer Discretionary -- (Continued)
    Village Vanguard Co., Ltd............................  32,100 $    420,861
#   VT Holdings Co., Ltd................................. 493,000    3,057,806
    Wacoal Holdings Corp................................. 675,000    8,614,136
*   Watabe Wedding Corp..................................   9,600       51,951
#*  WATAMI Co., Ltd...................................... 134,200    1,102,452
#   West Holdings Corp...................................  96,800      719,067
    Workman Co., Ltd.....................................     900       56,814
    Wowow, Inc...........................................  51,000    1,496,926
    Xebio Co., Ltd....................................... 156,500    2,956,329
#   Yachiyo Industry Co., Ltd............................  21,400      183,903
#   Yamato International, Inc............................   8,200       28,840
    Yellow Hat, Ltd......................................  92,700    1,880,735
    Yomiuri Land Co., Ltd................................ 247,000      858,155
    Yondoshi Holdings, Inc............................... 111,420    2,374,181
#   Yonex Co., Ltd.......................................  44,300      839,868
    Yorozu Corp.......................................... 110,100    2,272,783
    Yoshinoya Holdings Co., Ltd.......................... 323,100    3,880,226
    Yutaka Giken Co., Ltd................................   3,100       64,736
#   Zenrin Co., Ltd...................................... 156,300    2,098,582
#*  Zensho Holdings Co., Ltd............................. 674,700    6,533,516
#   Zojirushi Corp....................................... 188,000    2,904,075
                                                                  ------------
Total Consumer Discretionary.............................          545,514,716
                                                                  ------------
Consumer Staples -- (9.1%)
    Aderans Co., Ltd..................................... 130,800    1,058,966
#   Aeon Hokkaido Corp................................... 324,100    1,730,905
#   Ain Pharmaciez, Inc.................................. 138,400    6,568,384
    Arcs Co., Ltd........................................ 195,000    4,272,946
    Ariake Japan Co., Ltd................................  86,100    3,726,672
    Artnature, Inc.......................................  94,900      809,814
    Axial Retailing Inc..................................  87,000    2,630,199
    Belc Co., Ltd........................................  59,100    2,085,873
    C'BON Cosmetics Co., Ltd.............................   2,400       52,492
    Cawachi, Ltd.........................................  88,000    1,405,787
    CFS Corp.............................................  24,500      249,171
    Chubu Shiryo Co., Ltd................................ 114,700      982,398
    Chuo Gyorui Co., Ltd.................................  93,000      205,511
    Coca-Cola West Co., Ltd.............................. 268,200    5,402,192
    Cocokara fine, Inc................................... 105,760    3,964,164
    CREATE SD HOLDINGS Co., Ltd..........................  54,800    3,330,827
    Daikokutenbussan Co., Ltd............................  35,800    1,383,313
#   Dr Ci:Labo Co., Ltd.................................. 165,600    3,034,459
    Dydo Drinco, Inc.....................................  42,700    1,783,901
    Earth Chemical Co., Ltd..............................  77,200    2,983,248
    Eco's Co., Ltd.......................................   3,500       33,923
    Fancl Corp........................................... 183,500    2,835,872
    Feed One Holdings Co., Ltd........................... 812,440    1,053,975
#*  First Baking Co., Ltd................................ 183,000      177,098
    Fuji Oil Co., Ltd.................................... 358,400    6,005,411
    Fujicco Co., Ltd..................................... 120,600    2,522,246
*   Fujiya Co., Ltd......................................  26,000       40,463
#   Genky Stores, Inc....................................  11,800    1,464,206
    Hagoromo Foods Corp..................................  39,000      377,729

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Staples -- (Continued)
#*  Hayashikane Sangyo Co., Ltd..........................   166,000 $  201,856
    Heiwado Co., Ltd.....................................   182,000  3,935,561
#   Hokkaido Coca-Cola Bottling Co., Ltd.................    87,000    449,307
    Hokuto Corp..........................................   131,300  2,623,417
    House Foods Group, Inc...............................    87,800  1,774,097
    Inageya Co., Ltd.....................................   175,100  2,073,742
    Ito En, Ltd..........................................    54,800  1,273,829
    Itochu-Shokuhin Co., Ltd.............................    26,600    933,007
    Itoham Foods, Inc....................................   858,800  4,758,901
    J-Oil Mills, Inc.....................................   580,000  1,965,497
#   Kakiyasu Honten Co., Ltd.............................    27,100    425,143
#   Kameda Seika Co., Ltd................................    72,000  3,016,742
    Kaneko Seeds Co., Ltd................................     2,200     21,191
    Kansai Super Market, Ltd.............................    18,300    122,808
    Kato Sangyo Co., Ltd.................................   117,200  2,700,952
    Kenko Mayonnaise Co., Ltd............................    50,300    693,117
    KEY Coffee, Inc......................................   109,700  1,908,311
    Kirindo Holdings Co., Ltd............................    29,300    331,560
#   Kobe Bussan Co., Ltd.................................    35,300  3,337,743
#   Kotobuki Spirits Co., Ltd............................    30,400    921,072
    Kusuri No Aoki Co., Ltd..............................    97,600  5,058,162
#   Kyokuyo Co., Ltd.....................................   576,000  1,300,937
    Life Corp............................................   178,200  5,439,048
#   Lion Corp............................................   997,000  8,572,279
    Mandom Corp..........................................   104,400  4,316,550
    Marudai Food Co., Ltd................................   632,000  2,502,677
    Maruha Nichiro Corp..................................   225,007  3,696,180
    Matsumotokiyoshi Holdings Co., Ltd...................   167,600  8,088,751
#   Maxvalu Nishinihon Co., Ltd..........................     5,600     74,178
#   Maxvalu Tokai Co., Ltd...............................    54,200    782,871
    Medical System Network Co., Ltd......................    78,200    318,448
#   Megmilk Snow Brand Co., Ltd..........................   258,500  4,058,244
    Meito Sangyo Co., Ltd................................    52,200    578,569
    Milbon Co., Ltd......................................    70,076  2,770,663
    Ministop Co., Ltd....................................    88,100  1,824,775
    Mitsubishi Shokuhin Co., Ltd.........................    85,300  1,891,816
    Mitsui Sugar Co., Ltd................................   533,850  2,304,455
    Miyoshi Oil & Fat Co., Ltd...........................   379,000    443,280
    Morinaga & Co., Ltd.................................. 1,134,000  4,944,895
    Morinaga Milk Industry Co., Ltd...................... 1,134,000  4,636,635
    Morozoff, Ltd........................................   154,000    496,646
    Nagatanien Co., Ltd..................................   131,000  1,152,583
    Nakamuraya Co., Ltd..................................   184,000    702,004
#   Natori Co., Ltd......................................    27,800    335,964
    Nichimo Co., Ltd.....................................   170,000    265,866
    Nichirei Corp........................................ 1,501,000  9,792,796
    Nihon Chouzai Co., Ltd...............................    15,480  1,130,178
#   Niitaka Co., Ltd.....................................     2,060     24,999
    Nippon Beet Sugar Manufacturing Co., Ltd.............   608,000  1,015,020
    Nippon Flour Mills Co., Ltd..........................   709,000  4,716,798
    Nippon Suisan Kaisha, Ltd............................ 1,480,200  4,663,119
    Nisshin Oillio Group, Ltd. (The).....................   679,000  2,934,055
    Nissin Sugar Co., Ltd................................    19,000    445,963

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Nitto Fuji Flour Milling Co., Ltd...................    64,000 $    178,537
    Noevir Holdings Co., Ltd............................    61,300    1,391,780
    Oenon Holdings, Inc.................................   307,000      529,786
#   OIE Sangyo Co., Ltd.................................    20,900      153,395
    Okuwa Co., Ltd......................................   117,000      960,440
    Olympic Group Corp..................................    63,100      372,120
    OUG Holdings, Inc...................................    29,000       69,020
    Prima Meat Packers, Ltd.............................   859,000    2,818,230
    Qol Co., Ltd........................................    52,600      890,921
#   Riken Vitamin Co., Ltd..............................    75,400    2,424,714
    Rock Field Co., Ltd.................................    58,800    1,530,254
#   Rokko Butter Co., Ltd...............................    45,600      644,644
#   S Foods, Inc........................................    75,562    1,529,024
    S&B Foods, Inc......................................       499       20,260
#   Sakata Seed Corp....................................   182,600    3,363,156
    San-A Co., Ltd......................................    98,700    5,114,054
    Sapporo Holdings, Ltd............................... 1,981,000    7,536,433
#   Shoei Foods Corp....................................    45,700      478,319
    Showa Sangyo Co., Ltd...............................   514,000    2,135,478
    Sogo Medical Co., Ltd...............................    55,800    1,907,466
    ST Corp.............................................    80,200      693,390
    Starzen Co., Ltd....................................   366,000    1,186,705
    Takara Holdings, Inc................................   980,300    8,063,953
#   Tobu Store Co., Ltd.................................   190,000      501,209
#   Toho Co., Ltd.......................................    42,400      837,579
#   Tohto Suisan Co., Ltd...............................   173,000      280,391
    Torigoe Co., Ltd. (The).............................    80,300      476,602
    Toyo Sugar Refining Co., Ltd........................   157,000      156,996
*   United Super Markets Holdings, Inc..................   248,100    2,323,935
#   UNY Group Holdings Co., Ltd......................... 1,468,300   10,146,672
    Valor Co., Ltd......................................   212,100    5,201,728
    Warabeya Nichiyo Co., Ltd...........................    83,460    2,244,302
#   Welcia Holdings Co., Ltd............................    87,200    4,458,055
#   Yaizu Suisankagaku Industry Co., Ltd................    46,100      376,648
    Yamatane Corp.......................................   520,000      863,876
#   Yamaya Corp.........................................    25,600      474,405
    Yaoko Co., Ltd......................................   102,800    5,079,823
#   Yokohama Reito Co., Ltd.............................   263,000    2,068,555
    Yomeishu Seizo Co., Ltd.............................    97,000      806,882
#   Yonekyu Corp........................................    28,100      636,949
    Yuasa Funashoku Co., Ltd............................   121,000      384,455
    Yutaka Foods Corp...................................     6,000       93,857
                                                                   ------------
Total Consumer Staples..................................            268,324,400
                                                                   ------------
Energy -- (1.0%)
#   BP Castrol K.K......................................    64,600      696,149
*   Cosmo Oil Co., Ltd.................................. 3,455,000    5,595,217
    Fuji Kosan Co., Ltd.................................    33,100      149,719
#   Fuji Oil Co., Ltd...................................   284,800    1,072,498
    Itochu Enex Co., Ltd................................   302,200    2,963,066
#   Japan Drilling Co., Ltd.............................    34,800      904,601
    Japan Oil Transportation Co., Ltd...................    84,000      165,348
    Mitsuuroko Group Holdings Co., Ltd..................   184,800      962,807

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
#   Modec, Inc...........................................    89,200 $ 1,238,495
    Nippon Coke & Engineering Co., Ltd................... 1,357,900   1,259,019
#   Nippon Gas Co., Ltd..................................   192,600   6,382,999
    Nippon Seiro Co., Ltd................................    64,000     136,840
#   Sala Corp............................................   124,900     598,301
    San-Ai Oil Co., Ltd..................................   310,000   2,164,097
#   Shinko Plantech Co., Ltd.............................   237,200   1,957,286
    Sinanen Co., Ltd.....................................   260,000     985,554
#   Toa Oil Co., Ltd.....................................   415,000     558,693
    Toyo Kanetsu K.K.....................................   624,000   1,131,831
                                                                    -----------
Total Energy.............................................            28,922,520
                                                                    -----------
Financials -- (10.8%)
    Aichi Bank, Ltd. (The)...............................    52,700   2,951,493
    Airport Facilities Co., Ltd..........................   132,770     698,130
#   Aizawa Securities Co., Ltd...........................   154,900   1,055,184
    Akita Bank, Ltd. (The)............................... 1,112,400   3,416,927
    Anabuki Kosan, Inc...................................    22,000      41,704
    Aomori Bank, Ltd. (The).............................. 1,186,000   3,786,579
#*  Ardepro Co., Ltd.....................................   165,700     163,021
    Asax Co., Ltd........................................     1,700      22,312
    Ashikaga Holdings Co., Ltd...........................    87,100     366,003
    Awa Bank, Ltd. (The)................................. 1,173,000   7,383,722
#   Bank of Iwate, Ltd. (The)............................   102,100   4,516,751
    Bank of Kochi, Ltd. (The)............................   279,000     366,794
#   Bank of Nagoya, Ltd. (The)........................... 1,007,297   3,934,755
    Bank of Okinawa, Ltd. (The)..........................   110,800   4,638,417
    Bank of Saga, Ltd. (The).............................   802,000   1,906,801
    Bank of the Ryukyus, Ltd.............................   227,380   3,378,104
    Chiba Kogyo Bank, Ltd. (The).........................   236,900   1,441,362
    Chukyo Bank, Ltd. (The)..............................   682,000   1,309,413
    Daibiru Corp.........................................   303,600   2,771,835
    Daiichi Commodities Co., Ltd.........................    13,700      52,868
    Daikyo, Inc.......................................... 1,904,000   3,225,068
    Daisan Bank, Ltd. (The)..............................   855,000   1,365,488
    Daishi Bank, Ltd. (The).............................. 2,003,000   8,638,389
    Daito Bank, Ltd. (The)...............................   873,000   1,225,113
    Dream Incubator, Inc.................................     8,000     161,209
    DSB Co, Ltd..........................................    55,800     453,344
    eGuarantee, Inc......................................     8,100     160,651
#   Ehime Bank, Ltd. (The)...............................   938,000   2,011,811
    Eighteenth Bank, Ltd. (The).......................... 1,068,000   3,157,913
    FIDEA Holdings Co., Ltd..............................   874,800   1,875,735
#   Financial Products Group Co., Ltd....................   403,200   3,159,825
    Fukui Bank, Ltd. (The)............................... 1,301,000   2,790,998
    Fukushima Bank, Ltd. (The)........................... 1,421,000   1,145,390
    Fuyo General Lease Co., Ltd..........................    81,700   3,423,620
#   GCA Savvian Corp.....................................    89,900   1,393,690
    Goldcrest Co., Ltd...................................   101,790   2,084,303
    Grandy House Corp....................................    14,200      46,763
    Heiwa Real Estate Co., Ltd...........................   248,700   3,588,500
    Higashi-Nippon Bank, Ltd. (The)......................   869,000   3,257,238
    Higo Bank, Ltd. (The)................................ 1,124,000   6,938,016

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Hokkoku Bank, Ltd. (The)............................. 1,742,000 $ 6,346,175
    Hokuetsu Bank, Ltd. (The)............................ 1,300,000   2,620,583
    Hyakugo Bank, Ltd. (The)............................. 1,491,609   7,118,111
    Hyakujushi Bank, Ltd. (The).......................... 1,509,000   5,072,830
    IBJ Leasing Co., Ltd.................................    63,100   1,483,742
    Ichiyoshi Securities Co., Ltd........................   227,800   2,087,799
    IwaiCosmo Holdings, Inc..............................   118,200   1,536,062
    Japan Property Management Center Co., Ltd............     9,600     164,975
#   Jimoto Holdings, Inc.................................   508,400     892,770
    Juroku Bank, Ltd. (The).............................. 2,002,000   8,213,646
    kabu.com Securities Co., Ltd.........................   992,200   3,376,036
    Kabuki-Za Co., Ltd...................................    36,000   1,481,250
    Kagoshima Bank, Ltd. (The)...........................   962,000   6,576,418
#   Kansai Urban Banking Corp............................   149,200   1,687,376
    Keihanshin Building Co., Ltd.........................   195,400   1,180,944
    Keiyo Bank, Ltd. (The)............................... 1,418,000   7,155,327
#   Kenedix, Inc......................................... 1,201,100   4,694,388
    Kita-Nippon Bank, Ltd. (The).........................    49,506   1,398,808
    Kiyo Bank, Ltd. (The)................................   371,490   5,428,847
    Kyokuto Securities Co., Ltd..........................   125,600   1,836,822
#   Land Business Co., Ltd...............................    59,500     187,683
*   Leopalace21 Corp..................................... 1,960,700  10,721,826
*   Lifenet Insurance Co.................................    35,700     122,198
    Marusan Securities Co., Ltd..........................   177,000   1,978,852
#   Michinoku Bank, Ltd. (The)...........................   840,000   1,477,243
    Mie Bank, Ltd. (The).................................   523,000   1,155,512
    Minato Bank, Ltd. (The).............................. 1,084,000   2,701,796
    Mito Securities Co., Ltd.............................   338,500   1,216,810
    Miyazaki Bank, Ltd. (The)............................   931,000   3,010,132
    Monex Group, Inc..................................... 1,054,800   2,858,220
#   Money Partners Group Co., Ltd........................    33,400     129,065
    Musashino Bank, Ltd. (The)...........................   198,700   7,861,300
#   NaganoBank, Ltd. (The)...............................   512,000     937,422
    Nanto Bank, Ltd. (The)............................... 1,170,000   3,940,766
*   New Real Property K.K................................    43,900          --
    Nisshin Fudosan Co...................................   186,100     641,046
    North Pacific Bank, Ltd.............................. 2,025,300   8,895,457
    OAK Capital Corp.....................................    55,400     140,116
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 1,955,000   6,997,214
#   Oita Bank, Ltd. (The)................................ 1,014,900   4,376,674
#   Okasan Securities Group, Inc.........................    85,000     607,622
    Open House Co., Ltd..................................   113,400   1,882,726
    Pocket Card Co., Ltd.................................    11,200      55,347
    Raysum Co., Ltd......................................    36,400     357,794
    Relo Holdings, Inc...................................    62,900   6,754,887
    Ricoh Leasing Co., Ltd...............................   101,700   3,239,550
#   SAMTY Co., Ltd.......................................    76,900     657,292
    San-In Godo Bank, Ltd. (The).........................   957,000   9,685,487
    Sankyo Frontier Co., Ltd.............................    10,000      82,201
#   Sawada Holdings Co., Ltd.............................   142,000   1,420,371
    Senshu Ikeda Holdings, Inc........................... 1,365,700   6,228,048
    Shiga Bank, Ltd. (The)............................... 1,328,000   7,067,377
    Shikoku Bank, Ltd. (The)............................. 1,210,000   2,613,636

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Shimane Bank, Ltd. (The)............................    16,600 $    211,921
    Shimizu Bank, Ltd. (The)............................    48,000    1,421,899
    Shinoken Group Co., Ltd.............................    17,300      247,231
#   Sparx Group Co., Ltd................................   564,000    1,681,292
    Star Mica Co., Ltd..................................     4,200       44,921
    Sumitomo Real Estate Sales Co., Ltd.................   106,460    2,837,563
#   Sun Frontier Fudousan Co., Ltd......................   138,500    1,119,438
    Taiko Bank, Ltd. (The)..............................   207,000      425,779
#   Takagi Securities Co., Ltd..........................   224,000      462,208
    Takara Leben Co., Ltd...............................   541,300    2,867,883
    TOC Co., Ltd........................................   366,450    2,327,627
    Tochigi Bank, Ltd. (The)............................   724,000    4,014,598
    Toho Bank, Ltd. (The)............................... 1,313,200    5,759,200
    Tohoku Bank, Ltd. (The).............................   588,000      806,032
    Tokai Tokyo Financial Holdings, Inc.................   153,500    1,172,458
#   Tokyo Rakutenchi Co., Ltd...........................   212,000      851,537
    Tokyo Theatres Co., Inc.............................   468,000      539,758
#   Tokyo TY Financial Group, Inc.......................   150,338    4,773,744
    Tomato Bank, Ltd....................................   484,000      761,083
    TOMONY Holdings, Inc................................   913,950    4,050,425
    Tosei Corp..........................................   201,700    1,340,433
    Tottori Bank, Ltd. (The)............................   353,000      646,242
    Towa Bank, Ltd. (The)............................... 2,036,000    1,936,310
    Toyo Securities Co., Ltd............................   419,000    1,428,577
    Tsukuba Bank, Ltd...................................   495,100    1,615,335
    Unizo Holdings Co., Ltd.............................    66,200    2,983,760
#   Yamagata Bank, Ltd. (The)...........................   854,500    3,604,151
    Yamanashi Chuo Bank, Ltd. (The).....................   976,000    4,470,684
                                                                   ------------
Total Financials........................................            319,061,907
                                                                   ------------
Health Care -- (4.4%)
    As One Corp.........................................    86,768    2,861,424
    Asahi Intecc Co., Ltd...............................   246,000    8,219,763
    ASKA Pharmaceutical Co., Ltd........................   131,300    1,692,615
    Biofermin Pharmaceutical Co., Ltd...................    10,500      254,033
    BML, Inc............................................    68,300    2,125,422
#   CMIC Holdings Co., Ltd..............................    70,000      945,996
    Create Medic Co., Ltd...............................    28,000      228,573
#   Daiken Medical Co., Ltd.............................    88,900      843,536
    Daito Pharmaceutical Co., Ltd.......................    65,780    1,689,441
    Eiken Chemical Co., Ltd.............................    73,500    1,449,557
    EPS Holdings, Inc...................................   164,600    1,996,991
    FALCO HOLDINGS Co., Ltd.............................    43,200      582,641
#   FINDEX, Inc.........................................    88,500      902,252
    Fuji Pharma Co., Ltd................................    41,500      740,949
    Fuso Pharmaceutical Industries, Ltd.................   415,000      996,270
    Hogy Medical Co., Ltd...............................    71,000    3,451,432
    Iwaki & Co., Ltd....................................   154,000      284,316
#   Japan Medical Dynamic Marketing, Inc................   108,100      546,429
    Jeol, Ltd...........................................   476,000    2,001,758
#   JMS Co., Ltd........................................   157,000      387,488
    Kawasumi Laboratories, Inc..........................    69,100      521,807
    Kissei Pharmaceutical Co., Ltd......................    59,100    1,446,345

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Health Care -- (Continued)
    KYORIN Holdings, Inc.................................. 306,900 $  5,978,497
    Mani, Inc.............................................  33,400    2,221,202
#   Message Co., Ltd......................................  84,600    2,493,636
    Mochida Pharmaceutical Co., Ltd.......................  76,699    4,254,898
#   Nagaileben Co., Ltd...................................  51,200    1,103,681
    Nakanishi, Inc........................................ 115,300    4,594,535
    ND Software Co., Ltd..................................   5,200       62,841
    Nichi-iko Pharmaceutical Co., Ltd..................... 264,250    9,087,559
#   Nichii Gakkan Co...................................... 284,300    2,490,364
    Nihon Kohden Corp.....................................  30,700      681,003
    Nikkiso Co., Ltd...................................... 361,500    3,500,760
    Nippon Chemiphar Co., Ltd............................. 175,000    1,056,472
    Nipro Corp............................................ 702,100    7,417,121
    Nissui Pharmaceutical Co., Ltd........................  67,400      782,945
    Paramount Bed Holdings Co., Ltd....................... 114,200    3,410,138
    Rion Co., Ltd.........................................  42,300      657,407
    Rohto Pharmaceutical Co., Ltd......................... 499,200    8,863,342
    Seed Co., Ltd.........................................   8,200       78,393
    Ship Healthcare Holdings, Inc......................... 279,700    5,927,636
#   Shofu, Inc............................................  35,700      397,080
    Software Service, Inc.................................  17,400      764,892
    Taiko Pharmaceutical Co., Ltd.........................  64,600      998,026
    Techno Medica Co., Ltd................................  25,700      614,514
    Toho Holdings Co., Ltd................................ 321,000    7,984,213
    Tokai Corp............................................  54,500    2,007,930
    Torii Pharmaceutical Co., Ltd.........................  65,500    1,687,998
#   Towa Pharmaceutical Co., Ltd..........................  59,100    4,517,509
    Tsukui Corp........................................... 180,900    1,400,289
#   Tsumura & Co.......................................... 348,700    7,310,730
    Uchiyama Holdings Co., Ltd............................  24,200       99,553
    Vital KSK Holdings, Inc............................... 193,400    1,463,871
#   Wakamoto Pharmaceutical Co., Ltd...................... 107,000      248,564
    WIN-Partners Co., Ltd.................................   4,900       71,081
    ZERIA Pharmaceutical Co., Ltd......................... 100,699    1,471,994
                                                                   ------------
Total Health Care.........................................          129,869,712
                                                                   ------------
Industrials -- (25.5%)
#*  A&A Material Corp..................................... 127,000      109,504
    Advan Co., Ltd........................................  85,000    1,256,914
    Advanex, Inc.......................................... 237,000      445,255
    Aeon Delight Co., Ltd................................. 107,400    3,488,709
    Aica Kogyo Co., Ltd................................... 314,300    6,999,104
    Aichi Corp............................................ 171,500    1,035,335
    Aida Engineering, Ltd................................. 296,900    2,842,565
    AIT Corp..............................................   8,000       70,788
    Alinco, Inc...........................................  62,600      559,751
    Alps Logistics Co., Ltd...............................  49,300      634,014
    Altech Corp...........................................  44,750    1,086,580
    Anest Iwata Corp...................................... 168,200    1,068,314
#*  Arrk Corp............................................. 422,400      435,804
#   Asahi Diamond Industrial Co., Ltd..................... 328,200    3,139,719
    Asahi Kogyosha Co., Ltd............................... 122,000      435,667
    Asanuma Corp.......................................... 487,000      671,513

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Asia Air Survey Co., Ltd.............................     2,000 $     6,803
#*  Asia Growth Capital, Ltd.............................   389,900     650,314
    Asunaro Aoki Construction Co., Ltd...................   145,500     988,117
    Bando Chemical Industries, Ltd.......................   462,000   1,951,278
#   Benefit One, Inc.....................................    96,900   2,141,797
    Bunka Shutter Co., Ltd...............................   309,000   2,473,960
    Canare Electric Co., Ltd.............................     2,300      37,652
    Career Design Center Co., Ltd........................    28,800     348,890
    Central Glass Co., Ltd............................... 1,214,000   5,109,460
    Central Security Patrols Co., Ltd....................    40,700     519,075
    Chiyoda Integre Co., Ltd.............................    73,700   1,632,540
    Chudenko Corp........................................   110,500   2,277,047
    Chugai Ro Co., Ltd...................................   373,000     814,682
    CKD Corp.............................................   341,900   3,387,580
    COMSYS Holdings Corp.................................   103,300   1,566,048
#   Cosel Co., Ltd.......................................   114,400   1,336,991
#   CTI Engineering Co., Ltd.............................    72,300     705,000
    Dai-Dan Co., Ltd.....................................   155,000   1,022,401
    Daido Kogyo Co., Ltd.................................   200,000     391,820
    Daifuku Co., Ltd.....................................   579,400   8,371,174
    Daihatsu Diesel Manufacturing Co., Ltd...............    84,000     519,295
    Daihen Corp..........................................   620,000   2,888,630
#   Daiho Corp...........................................   364,000   1,456,309
    Daiichi Jitsugyo Co., Ltd............................   251,000   1,397,980
    Daiseki Co., Ltd.....................................   209,463   4,010,763
#   Daiseki Eco. Solution Co., Ltd.......................     7,200     129,077
#   Daisue Construction Co., Ltd.........................    33,700     198,294
    Daiwa Industries, Ltd................................   173,000   1,137,897
#*  Daiwa Odakyu Construction Co.........................     5,400      53,810
#*  Danto Holdings Corp..................................   165,000     264,852
    Denyo Co., Ltd.......................................    85,300   1,284,012
#   Dijet Industrial Co., Ltd............................    88,000     151,861
    DMW Corp.............................................     4,800      80,072
#   Duskin Co., Ltd......................................   222,400   4,217,439
    Ebara Corp...........................................   282,000   1,279,549
#   Ebara Jitsugyo Co., Ltd..............................    40,200     485,457
    Eidai Co., Ltd.......................................   115,000     425,592
    en-japan, Inc........................................    62,400   1,412,040
#   Endo Lighting Corp...................................    60,200     671,419
*   Enshu, Ltd...........................................   281,000     276,348
    Freund Corp..........................................     9,900     113,416
#   Fudo Tetra Corp...................................... 1,040,800   1,627,124
    Fujikura, Ltd........................................ 1,984,000  10,502,757
#*  Fujisash Co., Ltd....................................   436,500     478,610
    Fujitec Co., Ltd.....................................   436,800   4,524,411
    Fukuda Corp..........................................   441,000   2,875,532
    Fukushima Industries Corp............................    78,100   1,554,928
#   Fukuyama Transporting Co., Ltd.......................   791,400   4,065,536
    FULLCAST Holdings Co., Ltd...........................    73,900     600,123
    Funai Soken Holdings Inc.............................   117,300   1,708,401
    Furukawa Co., Ltd.................................... 1,665,000   3,247,515
    Furukawa Electric Co., Ltd........................... 4,806,000   7,976,294
    Furusato Industries, Ltd.............................    52,000     755,744

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Futaba Corp...........................................   125,100 $2,212,393
    Gecoss Corp...........................................   109,200  1,051,692
    Glory, Ltd............................................   268,900  7,818,678
    GS Yuasa Corp.........................................   632,000  2,521,859
#   Hamakyorex Co., Ltd...................................    42,200  1,616,408
    Hanwa Co., Ltd........................................ 1,221,000  5,302,766
#   Harmonic Drive Systems, Inc...........................   150,100  2,240,834
    Hazama Ando Corp...................................... 1,082,400  5,733,139
#   Hibiya Engineering, Ltd...............................   120,800  1,591,796
    Hirakawa Hewtech Corp.................................       900      9,590
#   Hisaka Works, Ltd.....................................   100,200    942,746
    Hitachi Koki Co., Ltd.................................   311,600  2,522,901
    Hitachi Transport System, Ltd.........................   278,000  5,011,293
    Hitachi Zosen Corp....................................   991,379  5,218,072
    Hito Communications, Inc..............................     1,300     25,695
    Hokuetsu Industries Co., Ltd..........................   105,900    761,294
#   Hokuriku Electrical Construction Co., Ltd.............    23,000    243,541
    Hosokawa Micron Corp..................................   176,000    829,428
    Howa Machinery, Ltd...................................    72,100    431,549
#   Ichiken Co., Ltd......................................   143,000    298,629
    Ichinen Holdings Co., Ltd.............................   114,200  1,067,074
    Idec Corp.............................................   158,800  1,363,200
    Iino Kaiun Kaisha, Ltd................................   521,100  2,507,833
    Inaba Denki Sangyo Co., Ltd...........................   138,700  4,724,402
#   Inaba Seisakusho Co., Ltd.............................    49,700    548,092
    Inabata & Co., Ltd....................................   308,400  3,291,737
#   Inui Global Logistics Co., Ltd........................    71,880    545,837
#   Iseki & Co., Ltd...................................... 1,110,000  2,032,240
    Ishii Iron Works Co., Ltd.............................   110,000    194,282
    Itoki Corp............................................   213,800  1,156,932
    Iwasaki Electric Co., Ltd.............................   372,000    755,575
#   Iwatani Corp.......................................... 1,087,000  6,650,890
    JAC Recruitment Co., Ltd..............................     7,400     55,045
#   Jalux, Inc............................................    33,200    720,952
    Jamco Corp............................................    77,700  2,349,975
#   Japan Foundation Engineering Co., Ltd.................   119,500    412,236
    Japan Pulp & Paper Co., Ltd...........................   465,000  1,313,623
    Japan Steel Works, Ltd. (The)......................... 1,992,000  7,387,328
    Japan Transcity Corp..................................   242,000    925,476
    JK Holdings Co., Ltd..................................    89,940    437,758
#   Juki Corp.............................................   183,600  2,112,457
    Kamei Corp............................................   148,700  1,389,275
    Kanaden Corp..........................................   113,000    898,312
    Kanagawa Chuo Kotsu Co., Ltd..........................   190,000  1,001,728
    Kanamoto Co., Ltd.....................................   171,600  4,162,773
    Kandenko Co., Ltd.....................................   626,000  4,101,867
    Kanematsu Corp........................................ 2,395,625  4,366,841
#   Katakura Industries Co., Ltd..........................   136,100  1,555,590
    Kato Works Co., Ltd...................................   309,000  1,810,976
    KAWADA TECHNOLOGIES, Inc..............................    58,900  2,075,528
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    96,000    301,220
    Kawasaki Kisen Kaisha, Ltd............................   165,000    368,359
    Keihin Co., Ltd.......................................   249,000    441,882

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
*   KI Holdings Co., Ltd..................................    88,000 $  330,155
    Kimura Chemical Plants Co., Ltd.......................    39,900    162,482
    King Jim Co., Ltd.....................................    13,000     88,809
#*  Kinki Sharyo Co., Ltd. (The)..........................   153,000    448,082
    Kintetsu World Express, Inc...........................    77,800  3,457,918
    Kitagawa Iron Works Co., Ltd..........................   496,000  1,182,958
    Kitano Construction Corp..............................   259,000    667,831
#   Kito Corp.............................................   103,600    969,835
    Kitz Corp.............................................   543,500  2,483,403
*   Kobe Electric Railway Co., Ltd........................    29,000     88,368
#   Kobelco Eco-Solutions Co., Ltd........................    97,000    519,421
    Koike Sanso Kogyo Co., Ltd............................   145,000    463,168
#   Kokusai Co., Ltd......................................    40,400    590,777
    Kokuyo Co., Ltd.......................................   527,825  5,481,985
#   KOMAIHALTEC, Inc......................................   227,000    438,935
    Komatsu Wall Industry Co., Ltd........................    40,000    739,766
    Komori Corp...........................................   348,700  3,878,300
    Kondotec, Inc.........................................   124,000    768,902
    Konoike Transport Co., Ltd............................    70,600    913,711
#   Kosaido Co., Ltd......................................   257,200  1,277,652
    KRS Corp..............................................    36,200    768,939
    Kumagai Gumi Co., Ltd................................. 1,756,000  4,954,028
#   Kuroda Electric Co., Ltd..............................   219,100  4,179,471
    Kyodo Printing Co., Ltd...............................   525,000  1,457,935
#   Kyokuto Boeki Kaisha, Ltd.............................    58,000    144,309
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   204,200  2,205,002
    Kyoritsu Printing Co., Ltd............................   105,300    279,150
    Kyowa Exeo Corp.......................................   481,800  5,865,820
    Kyudenko Corp.........................................   219,000  3,843,521
#   Link And Motivation, Inc..............................   251,400    315,949
    Lonseal Corp..........................................   116,000    157,006
    Maeda Corp............................................   821,000  5,557,146
#   Maeda Kosen Co., Ltd..................................   102,300    898,133
    Maeda Road Construction Co., Ltd......................   387,000  7,108,253
    Maezawa Industries, Inc...............................    35,700    127,760
    Maezawa Kasei Industries Co., Ltd.....................    45,600    456,687
    Maezawa Kyuso Industries Co., Ltd.....................    48,200    619,570
#   Makino Milling Machine Co., Ltd.......................   655,000  5,701,415
    Marubeni Construction Material Lease Co., Ltd.........    75,000    149,858
#   Marufuji Sheet Piling Co., Ltd........................    58,000    151,906
    Maruka Machinery Co., Ltd.............................    32,200    544,091
    Maruyama Manufacturing Co., Inc.......................   230,000    424,865
    Maruzen Co., Ltd......................................    46,000    423,293
    Maruzen Showa Unyu Co., Ltd...........................   300,000  1,057,476
    Matsuda Sangyo Co., Ltd...............................    81,082    940,307
    Matsui Construction Co., Ltd..........................   124,600    642,114
#   Max Co., Ltd..........................................   191,000  2,064,440
    Meidensha Corp........................................ 1,171,050  3,925,827
#   Meiji Shipping Co., Ltd...............................   111,000    551,653
#   Meisei Industrial Co., Ltd............................   251,000  1,228,104
    Meitec Corp...........................................   181,300  7,154,563
#   Meito Transportation Co., Ltd.........................    22,000    132,596
#   Meiwa Corp............................................   161,700    520,237

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Mesco, Inc............................................    22,000 $  160,604
    Mirait Holdings Corp..................................   380,085  4,361,285
    Mitani Corp...........................................    68,200  1,785,334
    Mitsubishi Kakoki Kaisha, Ltd.........................    39,000    109,704
    Mitsubishi Nichiyu Forklift Co., Ltd..................   159,600    761,533
    Mitsubishi Pencil Co., Ltd............................    95,800  4,727,518
    Mitsuboshi Belting Co., Ltd...........................   328,000  2,609,223
    Mitsui Engineering & Shipbuilding Co., Ltd............ 5,109,000  8,895,347
    Mitsui Matsushima Co., Ltd............................   847,000    893,845
    Mitsui-Soko Holdings Co., Ltd.........................   626,000  2,039,890
    Mitsumura Printing Co., Ltd...........................    93,000    194,357
#   Miura Co., Ltd........................................   321,900  3,498,371
#   Miyaji Engineering Group, Inc.........................   377,175    619,849
    MonotaRO Co., Ltd.....................................    35,900  1,889,570
#   Morita Holdings Corp..................................   232,300  2,328,896
#   NAC Co., Ltd..........................................    58,900    475,140
    Nachi-Fujikoshi Corp.................................. 1,025,000  5,114,139
    Nagase & Co., Ltd.....................................   374,900  4,780,884
    Nakabayashi Co., Ltd..................................   211,000    416,863
    Nakano Corp...........................................    14,800     79,550
    Namura Shipbuilding Co., Ltd..........................   217,228  1,886,242
    Narasaki Sangyo Co., Ltd..............................   103,000    231,707
    NDS Co., Ltd..........................................   241,000    649,271
    NEC Capital Solutions, Ltd............................    43,800    647,969
    Nichias Corp..........................................   581,000  3,405,945
    Nichiban Co., Ltd.....................................   119,000    592,243
    Nichiden Corp.........................................    22,600    526,783
    Nichiha Corp..........................................   143,680  2,140,387
    Nichireki Co., Ltd....................................   148,000  1,220,871
    Nihon M&A Center, Inc.................................   198,100  8,156,835
#   Nihon Trim Co., Ltd...................................    18,200    537,205
    Nikkato Corp..........................................       700      2,451
    Nikko Co., Ltd........................................   155,000    551,243
    Nippo Corp............................................   142,000  2,497,865
    Nippon Air Conditioning Services Co., Ltd.............    14,900    144,458
    Nippon Carbon Co., Ltd................................   648,000  1,873,912
    Nippon Densetsu Kogyo Co., Ltd........................   230,300  4,111,760
    Nippon Filcon Co., Ltd................................    70,900    300,923
    Nippon Hume Corp......................................   129,400    806,385
    Nippon Kanzai Co., Ltd................................    42,400  1,050,394
    Nippon Koei Co., Ltd..................................   390,000  1,440,444
    Nippon Konpo Unyu Soko Co., Ltd.......................   356,800  6,168,818
#   Nippon Parking Development Co., Ltd................... 1,197,800  1,633,830
    Nippon Rietec Co., Ltd................................     7,000     48,849
    Nippon Road Co., Ltd. (The)...........................   384,000  1,940,337
    Nippon Seisen Co., Ltd................................   100,000    453,760
#   Nippon Sharyo, Ltd....................................   422,000  1,282,400
#*  Nippon Sheet Glass Co., Ltd........................... 6,156,000  6,348,567
    Nippon Steel & Sumikin Bussan Corp....................   955,599  3,237,565
*   Nippon Steel & Sumikin Texeng Co., Ltd................   292,000  1,450,187
    Nippon Thompson Co., Ltd..............................   410,000  2,022,589
    Nippon Tungsten Co., Ltd..............................    62,000     96,507
    Nishi-Nippon Railroad Co., Ltd........................ 1,852,000  9,159,324

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Nishimatsu Construction Co., Ltd..................... 1,803,000 $ 6,582,405
    Nishio Rent All Co., Ltd.............................    92,500   2,368,251
#   Nissei ASB Machine Co., Ltd..........................    46,700     915,386
    Nissei Corp..........................................    37,900     330,245
#   Nissei Plastic Industrial Co., Ltd...................   197,500   1,627,920
#   Nissha Printing Co., Ltd.............................   157,500   2,808,950
    Nisshinbo Holdings, Inc..............................   903,000  10,003,322
    Nissin Corp..........................................   399,000   1,254,490
    Nissin Electric Co., Ltd.............................   279,000   1,671,644
    Nitta Corp...........................................   101,900   2,607,972
#   Nitto Boseki Co., Ltd................................   898,000   4,804,730
#   Nitto Kogyo Corp.....................................   159,700   3,526,756
    Nitto Kohki Co., Ltd.................................    68,500   1,481,607
    Nitto Seiko Co., Ltd.................................   149,000     388,291
#   Nittoc Construction Co., Ltd.........................    96,800     366,493
#   Nittoku Engineering Co., Ltd.........................    80,900     815,112
#   NJS Co., Ltd.........................................    30,200     355,775
    Noda Corp............................................   153,600     464,601
    Nomura Co., Ltd......................................   216,500   3,189,185
    Noritake Co., Ltd....................................   642,000   1,501,254
    Noritz Corp..........................................   192,500   3,163,768
#   NS United Kaiun Kaisha, Ltd..........................   599,000   1,352,600
    Obara Group, Inc.....................................    77,700   3,612,236
    Obayashi Road Corp...................................   170,000     906,960
#   Odelic Co., Ltd......................................    17,900     574,237
#   Oiles Corp...........................................   165,050   2,673,405
    Okabe Co., Ltd.......................................   242,100   1,935,860
    Okamoto Machine Tool Works, Ltd......................   205,000     358,674
    Okamura Corp.........................................   381,900   3,396,631
#   OKK Corp.............................................   425,000     602,702
    OKUMA Corp...........................................   722,000   6,997,712
    Okumura Corp.........................................   999,400   4,952,819
    Onamba Co., Ltd......................................     1,500       5,262
    Onoken Co., Ltd......................................    87,300     812,050
#   Organo Corp..........................................   228,000     926,542
#   OSG Corp.............................................   444,300   9,465,511
    Outsourcing, Inc.....................................    54,600   1,070,972
    Oyo Corp.............................................    93,700   1,244,774
#   Pasco Corp...........................................   124,000     356,351
    Pasona Group, Inc....................................   126,800   1,336,251
    Penta-Ocean Construction Co., Ltd.................... 1,684,400   6,894,194
    Pilot Corp...........................................   188,800   7,374,772
    Prestige International, Inc..........................   109,700     991,034
    Pronexus, Inc........................................   129,400     886,880
#   PS Mitsubishi Construction Co., Ltd..................   137,300     451,836
    Quick Co., Ltd.......................................     5,900      53,520
    Raito Kogyo Co., Ltd.................................   300,900   2,248,161
    Rheon Automatic Machinery Co., Ltd...................    95,000     458,509
    Ryobi, Ltd...........................................   779,200   3,185,085
    Sakai Heavy Industries, Ltd..........................   237,000     466,019
    Sakai Moving Service Co., Ltd........................    22,800   1,071,760
    Sanki Engineering Co., Ltd...........................   297,600   2,393,928
    Sanko Metal Industrial Co., Ltd......................   136,000     252,249

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
#   Sankyo Tateyama, Inc..................................   166,200 $2,459,064
    Sankyu, Inc........................................... 1,540,000  8,740,139
#   Sanoyas Holdings Corp.................................    40,600     82,792
    Sanwa Holdings Corp................................... 1,232,600  9,337,931
    Sanyo Denki Co., Ltd..................................   254,000  1,638,550
    Sanyo Engineering & Construction, Inc.................    48,000    236,256
    Sanyo Industries, Ltd.................................    99,000    170,799
    Sata Construction Co., Ltd............................   427,000    444,121
    Sato Holdings Corp....................................   135,900  3,223,345
    Sato Shoji Corp.......................................    66,800    432,017
    SBS Holdings, Inc.....................................    90,700    770,687
    Secom Joshinetsu Co., Ltd.............................    32,900    995,232
#   Seibu Electric Industry Co., Ltd......................    70,000    259,226
    Seika Corp............................................   313,000    765,013
    Seikitokyu Kogyo Co., Ltd.............................   178,300    793,685
    Sekisui Jushi Corp....................................   176,700  2,396,639
#   Senko Co., Ltd........................................   547,000  3,615,522
#   Senshu Electric Co., Ltd..............................    36,200    621,107
    Shibusawa Warehouse Co., Ltd. (The)...................   263,000    757,677
#   Shibuya Kogyo Co., Ltd................................    89,100  1,573,507
    Shima Seiki Manufacturing, Ltd........................   169,900  2,645,152
    Shin Nippon Air Technologies Co., Ltd.................    86,280    722,844
    Shin-Keisei Electric Railway Co., Ltd.................   177,000    606,541
    Shinmaywa Industries, Ltd.............................   537,000  5,435,340
    Shinnihon Corp........................................   189,300    907,691
    Shinsho Corp..........................................   279,000    623,160
    Shinwa Co., Ltd.......................................    16,900    275,406
#   Shoko Co., Ltd........................................   404,000    368,145
    Showa Aircraft Industry Co., Ltd......................    15,837    159,306
    Sinfonia Technology Co., Ltd..........................   567,000    990,832
#   Sinko Industries, Ltd.................................   110,700  1,136,736
    Sintokogio, Ltd.......................................   265,000  2,272,991
    Soda Nikka Co., Ltd...................................    67,000    274,999
    Sodick Co., Ltd.......................................   191,900  1,455,426
#   Space Co., Ltd........................................    61,920    616,542
#   Srg Takamiya Co., Ltd.................................   106,300    628,358
    Star Micronics Co., Ltd...............................   221,700  3,394,032
#   Subaru Enterprise Co., Ltd............................    55,000    190,734
    Sugimoto & Co., Ltd...................................    30,500    354,346
    Sumitomo Densetsu Co., Ltd............................   104,400  1,404,295
#   Sumitomo Mitsui Construction Co., Ltd................. 4,537,800  5,703,631
#   Sumitomo Precision Products Co., Ltd..................   189,000    715,887
    Sumitomo Warehouse Co., Ltd. (The)....................   819,000  4,424,742
#*  SWCC Showa Holdings Co., Ltd.......................... 1,683,000  1,234,724
    Tadano, Ltd...........................................    50,000    805,590
    Taihei Dengyo Kaisha, Ltd.............................   162,000  1,675,717
#   Taiheiyo Kouhatsu, Inc................................   407,000    311,719
#   Taikisha, Ltd.........................................   147,000  3,269,478
#   Takano Co., Ltd.......................................    49,400    334,008
    Takaoka Toko Holdings Co., Ltd........................    43,520    554,493
    Takara Printing Co., Ltd..............................    34,055    344,770
    Takara Standard Co., Ltd..............................   507,000  3,552,258
    Takasago Thermal Engineering Co., Ltd.................   319,500  4,249,107

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Takashima & Co., Ltd..................................   225,000 $  513,298
    Takeei Corp...........................................   119,500  1,262,644
    Takeuchi Manufacturing Co., Ltd.......................    68,400  4,202,533
#   Takigami Steel Construction Co., Ltd. (The)...........    50,000    231,460
    Takisawa Machine Tool Co., Ltd........................   368,000    646,457
    Takuma Co., Ltd.......................................   436,000  2,839,788
#   Tanseisha Co., Ltd....................................   162,449  1,196,332
    Tatsuta Electric Wire and Cable Co., Ltd..............   275,600  1,121,784
    TECHNO ASSOCIE Co., Ltd...............................    56,800    569,165
    Techno Ryowa, Ltd.....................................    69,390    399,129
    Teikoku Electric Manufacturing Co., Ltd...............    89,400    667,584
#   Teikoku Sen-I Co., Ltd................................   102,100  1,452,372
    Teraoka Seisakusho Co., Ltd...........................    53,600    222,275
    Toa Corp.............................................. 1,103,000  1,866,672
    TOA ROAD Corp.........................................   266,000    992,860
#*  Tobishima Corp........................................ 1,155,500  1,880,820
    Tocalo Co., Ltd.......................................    82,300  1,690,697
    Toda Corp............................................. 1,179,000  5,397,496
    Toenec Corp...........................................   212,000  1,373,235
    Togami Electric Manufacturing Co., Ltd................    14,000     56,677
#   TOKAI Holdings Corp...................................   528,400  2,194,240
    Tokai Lease Co., Ltd..................................   154,000    285,737
    Tokyo Energy & Systems, Inc...........................   139,000  1,260,501
#   Tokyo Keiki, Inc......................................   354,000    723,006
#*  Tokyo Kikai Seisakusho, Ltd...........................   256,000    158,992
#   Tokyo Sangyo Co., Ltd.................................    81,000    339,638
    Toli Corp.............................................   261,000    686,297
    Tomoe Corp............................................   152,000    514,665
    Tomoe Engineering Co., Ltd............................    37,200    493,368
    Tonami Holdings Co., Ltd..............................   322,000  1,090,568
    Toppan Forms Co., Ltd.................................   298,500  4,048,875
#   Torishima Pump Manufacturing Co., Ltd.................   117,100    871,660
    Toshiba Machine Co., Ltd..............................   663,000  2,570,021
    Toshiba Plant Systems & Services Corp.................   262,650  3,092,551
#   Tosho Printing Co., Ltd...............................   236,000    879,907
    Totetsu Kogyo Co., Ltd................................   145,100  2,852,232
    Toyo Construction Co., Ltd............................   377,100  1,437,440
    Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
      Ltd.................................................   207,000    652,606
#   Toyo Engineering Corp.................................   689,400  1,762,393
    Toyo Machinery & Metal Co., Ltd.......................    87,400    325,489
    Toyo Tanso Co., Ltd...................................    67,000  1,020,566
#   Toyo Wharf & Warehouse Co., Ltd.......................   340,000    589,768
#   Trancom Co., Ltd......................................    42,400  2,425,090
    Trinity Industrial Corp...............................    19,000     74,848
    Trusco Nakayama Corp..................................   112,700  4,132,376
    Trust Tech, Inc.......................................    22,800    464,003
    Tsubakimoto Chain Co..................................   845,700  7,211,805
    Tsubakimoto Kogyo Co., Ltd............................   117,000    341,632
#*  Tsudakoma Corp........................................   294,000    312,712
    Tsugami Corp..........................................   395,000  1,807,730
    Tsukishima Kikai Co., Ltd.............................   129,500  1,280,505
    Tsurumi Manufacturing Co., Ltd........................    92,200  1,439,366
    TTK Co., Ltd..........................................    62,000    249,542

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Uchida Yoko Co., Ltd................................   322,000 $  1,059,291
#   Ueki Corp...........................................   354,000      673,582
    Union Tool Co.......................................    49,200    1,458,287
    Ushio, Inc..........................................   334,700    4,100,631
    Utoc Corp...........................................    98,700      440,060
#   Wakachiku Construction Co., Ltd..................... 1,141,000    1,553,878
    Wakita & Co., Ltd...................................   219,800    2,109,991
    WDB Holdings Co., Ltd...............................     8,900       97,827
    Weathernews, Inc....................................    36,800    1,259,284
    World Holdings Co., Ltd.............................     2,400       34,783
#   Yahagi Construction Co., Ltd........................   159,400    1,075,173
    YAMABIKO Corp.......................................    46,082    1,855,864
    Yamato Corp.........................................    82,000      269,959
    Yamaura Corp........................................    16,200       69,613
    Yamazen Corp........................................   296,900    2,497,361
    Yasuda Logistics Corp...............................    97,300      823,465
#   Yokogawa Bridge Holdings Corp.......................   177,600    1,637,340
    Yondenko Corp.......................................   128,800      449,011
    Yuasa Trading Co., Ltd..............................   105,000    2,474,260
    Yuken Kogyo Co., Ltd................................   196,000      398,166
#   Yumeshin Holdings Co., Ltd..........................   154,700    1,010,372
    Yurtec Corp.........................................   249,000    2,070,377
    Yusen Logistics Co., Ltd............................   109,500    1,216,765
#   Zuiko Corp..........................................    18,300      680,327
                                                                   ------------
Total Industrials.......................................            749,637,696
                                                                   ------------
Information Technology -- (10.3%)
#   A&D Co., Ltd........................................   120,200      482,627
#   Advantest Corp......................................   127,300    1,112,612
#   Ai Holdings Corp....................................   248,300    4,019,515
    Aichi Tokei Denki Co., Ltd..........................   187,000      563,578
#   Aiphone Co., Ltd....................................    79,000    1,299,375
#*  Allied Telesis Holdings K.K.........................   470,700      269,330
    Alpha Systems, Inc..................................    32,560      485,578
    Amano Corp..........................................   374,300    5,206,885
    Anritsu Corp........................................   857,300    6,138,669
    AOI Electronics Co., Ltd............................    26,900      936,929
    Argo Graphics, Inc..................................    22,600      333,363
    Arisawa Manufacturing Co., Ltd......................   192,200    1,328,897
    Asahi Net, Inc......................................    59,600      252,837
    Axell Corp..........................................    47,500      670,173
    Azbil Corp..........................................   182,300    4,329,349
#   Bit-isle, Inc.......................................   123,600      472,325
#   Broadleaf Co., Ltd..................................   118,700    1,135,432
    CAC Holdings Corp...................................    50,500      439,129
    Canon Electronics, Inc..............................   132,000    2,481,710
    Capcom Co., Ltd.....................................   294,600    6,441,822
    Chino Corp..........................................    37,100      374,731
#   CMK Corp............................................   260,100      630,923
    Computer Engineering & Consulting, Ltd..............    74,200      654,898
    CONEXIO Corp........................................   125,900    1,491,117
#   COOKPAD, Inc........................................   287,400    5,924,965
    Cresco, Ltd.........................................    26,500      442,971

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
#   CROOZ, Inc...........................................    32,400 $ 1,281,521
#   Dai-ichi Seiko Co., Ltd..............................    55,600     802,509
#   Daishinku Corp.......................................   188,000     409,276
    Daito Electron Co., Ltd..............................     5,900      45,680
    Daiwabo Holdings Co., Ltd............................ 1,186,000   2,238,214
    Denki Kogyo Co., Ltd.................................   251,000   1,123,611
    Digital Arts, Inc....................................     2,800      39,494
    DKK-Toa Corp.........................................    38,200     165,093
    DTS Corp.............................................   122,000   2,724,412
    Eizo Corp............................................   109,700   2,498,654
    Elecom Co., Ltd......................................    50,700   1,155,144
    Elematec Corp........................................    54,171   1,261,832
#   EM Systems Co., Ltd..................................    18,500     333,222
    Enplas Corp..........................................    57,000   2,296,447
    ESPEC Corp...........................................    98,400   1,016,437
#   Excel Co., Ltd.......................................    49,300     780,174
#   F@N Communications, Inc..............................   194,900   1,481,706
    Faith, Inc...........................................    27,910     312,384
#*  FDK Corp.............................................   601,000     644,115
    Ferrotec Corp........................................   174,000   1,206,707
    Fuji Soft, Inc.......................................   116,600   2,436,286
    Fujitsu Frontech, Ltd................................    75,300   1,163,075
    Furuno Electric Co., Ltd.............................   137,500   1,008,137
    Furuya Metal Co., Ltd................................    11,800     236,512
    Future Architect, Inc................................   129,200     799,914
    GMO internet, Inc....................................   401,700   6,705,267
    GMO Payment Gateway, Inc.............................    98,500   3,223,609
#   Gree, Inc............................................   672,200   3,953,476
#   Gurunavi, Inc........................................   172,800   2,755,625
    Hakuto Co., Ltd......................................    84,500   1,038,855
    Hioki EE Corp........................................    45,700   1,023,347
#   Hitachi Kokusai Electric, Inc........................   332,500   4,482,963
#   Hochiki Corp.........................................   143,000   1,108,116
#   Hokuriku Electric Industry Co., Ltd..................   482,000     648,236
    Horiba, Ltd..........................................   212,650   8,036,069
#   Hosiden Corp.........................................   257,000   1,581,971
    I-Net Corp/Kanagawa..................................    53,900     524,629
    Icom, Inc............................................    46,600   1,107,776
#   Ikegami Tsushinki Co., Ltd...........................   309,000     406,457
    Imagica Robot Holdings, Inc..........................    53,800     245,864
    Ines Corp............................................   196,600   1,926,706
    Infocom Corp.........................................    80,400     833,063
    Information Services International-Dentsu, Ltd.......    75,900     905,761
    Innotech Corp........................................    93,000     360,797
    Internet Initiative Japan, Inc.......................   191,600   3,665,175
    Iriso Electronics Co., Ltd...........................    50,500   3,348,817
    IT Holdings Corp.....................................   505,101  11,567,275
    Itfor, Inc...........................................    56,300     225,348
*   Iwatsu Electric Co., Ltd.............................   500,000     367,005
    Japan Digital Laboratory Co., Ltd....................    93,600   1,369,764
    Japan Material Co., Ltd..............................    11,600     164,907
#   Japan Radio Co., Ltd.................................   326,000   1,103,455
    Jastec Co., Ltd......................................    37,800     340,479

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
#   JBCC Holdings, Inc....................................    87,500 $  578,090
*   Justsystems Corp......................................   160,600  1,092,443
#   Kaga Electronics Co., Ltd.............................   113,100  1,450,015
    Kanematsu Electronics, Ltd............................    72,000  1,141,337
#*  KLab, Inc.............................................   191,400  3,226,688
    Koa Corp..............................................   194,100  1,763,923
    Kyoden Co., Ltd.......................................     1,300      2,170
#   Kyoei Sangyo Co., Ltd.................................    97,000    154,728
    Kyosan Electric Manufacturing Co., Ltd................   279,000    840,793
    Kyowa Electronics Instruments Co., Ltd................   135,100    552,248
    LAC Co., Ltd..........................................    82,700  1,250,425
    Lasertec Corp.........................................    40,300    509,432
#*  Livesense, Inc........................................    73,400    342,042
#*  Macnica Fuji Electronics Holdings, Inc................   161,150  1,996,748
    Marubun Corp..........................................    95,700    738,623
    Maruwa Co., Ltd.......................................    52,300  1,182,976
#   Marvelous, Inc........................................   196,300  2,286,801
    Megachips Corp........................................   122,000  1,369,510
*   Meiko Electronics Co., Ltd............................   111,800    303,806
#   Melco Holdings, Inc...................................    75,500  1,319,302
#   Micronics Japan Co., Ltd..............................    83,500  1,823,230
    Mimasu Semiconductor Industry Co., Ltd................   101,981    911,852
    Miraial Co., Ltd......................................    29,800    306,103
    Miroku Jyoho Service Co., Ltd.........................    96,700    707,112
    Mitsubishi Research Institute, Inc....................    32,600    817,449
    Mitsui High-Tec, Inc..................................   150,700    951,204
#   Mitsumi Electric Co., Ltd.............................   405,400  2,576,241
#   Mobile Create Co., Ltd................................    27,000    142,849
#   MTI, Ltd..............................................   168,800  1,199,934
#   Mutoh Holdings Co., Ltd...............................   126,000    370,807
    Nagano Keiki Co., Ltd.................................     5,500     36,573
#   Nakayo, Inc...........................................   396,000  1,140,533
    NEC Networks & System Integration Corp................   136,600  2,861,455
    NET One Systems Co., Ltd..............................   525,900  3,230,496
*   New Japan Radio Co., Ltd..............................    96,000    518,117
    Nichicon Corp.........................................   324,600  2,371,770
    NIFTY Corp............................................    46,100    524,551
#   Nihon Dempa Kogyo Co., Ltd............................   102,700    742,587
    Nihon Unisys, Ltd.....................................   346,175  3,691,700
#   Nippon Ceramic Co., Ltd...............................    62,200    833,747
    Nippon Chemi-Con Corp.................................   950,000  2,577,707
#   Nippon Kodoshi Corp...................................    25,000    218,289
    Nippon Signal Co., Ltd................................   310,600  3,287,626
    Nippon Systemware Co., Ltd............................    29,400    266,615
    Nohmi Bosai, Ltd......................................   132,600  1,534,449
    Noritsu Koki Co., Ltd.................................    76,800    406,315
    NS Solutions Corp.....................................   100,300  3,955,098
    NSD Co., Ltd..........................................   155,080  2,082,577
#   NuFlare Technology, Inc...............................    18,500    747,178
#   Ohara, Inc............................................    47,600    230,754
#   Oizumi Corp...........................................    28,500    172,734
    Okaya Electric Industries Co., Ltd....................    73,000    245,469
    Oki Electric Industry Co., Ltd........................ 4,751,000  9,764,456

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    ONO Sokki Co., Ltd......................................  58,400 $  471,590
    Optex Co., Ltd..........................................  63,900  1,417,978
#   Origin Electric Co., Ltd................................ 173,000    543,710
#   Osaki Electric Co., Ltd................................. 168,000    892,321
    Panasonic Industrial Devices SUNX Co., Ltd.............. 111,600    719,485
*   Panasonic Information Systems Co., Ltd..................  15,400    452,612
    PCA Corp................................................   2,500     31,098
    Poletowin Pitcrew Holdings, Inc.........................  13,100    134,139
    Riken Keiki Co., Ltd....................................  76,100    891,471
    Riso Kagaku Corp........................................ 180,600  3,441,527
    Roland DG Corp..........................................  49,900  1,222,876
    Ryoden Trading Co., Ltd................................. 174,000  1,371,004
#   Ryosan Co., Ltd......................................... 184,300  4,761,002
#   Ryoyo Electro Corp...................................... 104,300  1,264,479
    Sanken Electric Co., Ltd................................ 673,000  3,741,533
    Sanshin Electronics Co., Ltd............................ 149,900  1,620,073
    Satori Electric Co., Ltd................................  85,880    653,550
    Saxa Holdings, Inc...................................... 298,000    683,015
    SCREEN Holdings Co., Ltd................................ 980,000  5,149,697
    Shibaura Electronics Co., Ltd...........................  26,200    411,472
#   Shibaura Mechatronics Corp.............................. 200,000    409,409
    Shindengen Electric Manufacturing Co., Ltd.............. 433,000  2,009,172
#*  Shinkawa, Ltd...........................................  57,300    403,578
    Shinko Electric Industries Co., Ltd..................... 427,400  3,188,568
    Shinko Shoji Co., Ltd................................... 121,700  1,264,307
    Shizuki Electric Co., Inc............................... 100,000    513,946
#   Siix Corp...............................................  92,900  2,258,643
    SMK Corp................................................ 360,000  1,652,207
#   SMS Co., Ltd............................................ 150,200  2,115,504
#   Softbank Technology Corp................................  30,300    338,177
*   Softbrain Co., Ltd...................................... 161,300    247,181
    Softcreate Holdings Corp................................   2,700     20,356
    Sourcenext Corp.........................................  17,500     96,498
    SRA Holdings............................................  47,500    916,295
#   Sumida Corp............................................. 107,549    806,793
    Sun-Wa Technos Corp.....................................  35,100    338,565
    Systena Corp............................................ 116,600  1,100,937
#   Tabuchi Electric Co., Ltd............................... 145,100  1,401,034
    Tachibana Eletech Co., Ltd..............................  83,160    940,048
#   Taiyo Yuden Co., Ltd.................................... 642,700  8,051,200
    Tamura Corp............................................. 447,000  1,598,983
#*  Teac Corp............................................... 183,000     70,794
    Teikoku Tsushin Kogyo Co., Ltd.......................... 198,000    350,689
    TKC Corp................................................ 104,700  3,009,121
    Toko, Inc............................................... 208,000    552,807
#   Tokyo Electron Device, Ltd..............................  37,200    511,642
    Tokyo Seimitsu Co., Ltd................................. 231,900  4,601,145
    Tomen Devices Corp......................................   2,400     42,355
    Tose Co., Ltd...........................................  22,100    158,771
    Toshiba TEC Corp........................................ 525,000  2,753,032
#   Toukei Computer Co., Ltd................................  26,010    456,301
#   Towa Corp............................................... 124,500    895,180
    Toyo Corp............................................... 131,600  1,052,425

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
    Transcosmos, Inc....................................   152,100 $  4,022,442
    UKC Holdings Corp...................................    64,900    1,369,066
    Ulvac, Inc..........................................   249,600    3,604,821
    Uniden Holdings Corp................................   366,000      640,672
#*  UT Group Co., Ltd...................................   189,500    1,021,238
#   Vitec Co., Ltd......................................    34,300      400,337
#   Wacom Co., Ltd......................................   907,100    3,361,013
#   Wellnet Corp........................................    19,100      468,774
    Y A C Co., Ltd......................................    31,000      233,213
    Yamaichi Electronics Co., Ltd.......................   120,500    1,128,065
    Yashima Denki Co., Ltd..............................    25,600      132,240
    Yokowo Co., Ltd.....................................    86,200      499,032
    Zappallas, Inc......................................    55,900      268,300
    Zuken, Inc..........................................    64,400      625,625
                                                                   ------------
Total Information Technology............................            303,525,918
                                                                   ------------
Materials -- (10.0%)
    Achilles Corp.......................................   909,000    1,128,452
    ADEKA Corp..........................................   523,000    6,754,863
    Agro-Kanesho Co., Ltd...............................    31,900      258,201
    Aichi Steel Corp....................................   673,000    2,946,284
#   Alconix Corp........................................    50,900      790,468
    Arakawa Chemical Industries, Ltd....................    86,300    1,014,495
#   Araya Industrial Co., Ltd...........................   268,000      376,258
    Asahi Holdings, Inc.................................   155,550    2,353,308
    Asahi Organic Chemicals Industry Co., Ltd...........   412,000      840,655
    Asahi Printing Co., Ltd.............................       800       14,236
    C Uyemura & Co., Ltd................................    22,800    1,212,309
    Carlit Holdings Co., Ltd............................    71,700      316,345
#   Chuetsu Pulp & Paper Co., Ltd.......................   552,000    1,014,940
*   Chugai Mining Co., Ltd.............................. 1,012,400      245,014
    Chugoku Marine Paints, Ltd..........................   345,000    2,497,346
    Dai Nippon Toryo Co., Ltd...........................   740,000    1,098,233
    Daido Steel Co., Ltd................................   612,000    2,321,052
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd...............    17,600      499,935
    Daiken Corp.........................................   390,000    1,062,768
    Daiki Aluminium Industry Co., Ltd...................   153,000      478,655
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd...............................................   408,000    1,924,236
    Daio Paper Corp.....................................   523,500    5,959,340
    Daiso Co., Ltd......................................   424,000    1,613,987
#   DC Co., Ltd.........................................   110,700      374,912
    Denki Kagaku Kogyo K.K.............................. 1,753,000    7,289,875
#   DKS Co., Ltd........................................   207,000      617,480
    Dynapac Co., Ltd....................................    25,000       57,059
#   FP Corp.............................................   148,000    4,773,082
    Fuji Seal International, Inc........................   141,200    4,366,507
    Fujikura Kasei Co., Ltd.............................   145,500      652,304
    Fujimi, Inc.........................................    91,800    1,255,332
#   Fujimori Kogyo Co., Ltd.............................    75,000    2,100,269
#   Fumakilla, Ltd......................................    78,000      410,169
    Fuso Chemical Co., Ltd..............................    39,600      492,038
    Godo Steel, Ltd.....................................   874,000    1,585,059
    Gun-Ei Chemical Industry Co., Ltd...................   286,000      774,832

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Harima Chemicals Group, Inc...........................    73,300 $  290,149
    Hodogaya Chemical Co., Ltd............................   339,000    484,153
    Hokkan Holdings, Ltd..................................   275,000    636,737
    Hokko Chemical Industry Co., Ltd......................   104,000    395,418
    Hokuetsu Kishu Paper Co., Ltd.........................   857,799  5,122,535
    Honshu Chemical Industry Co., Ltd.....................    14,000    159,659
#   Ihara Chemical Industry Co., Ltd......................   199,100  2,405,336
    Ise Chemical Corp.....................................    81,000    440,960
*   Ishihara Sangyo Kaisha, Ltd........................... 1,911,500  1,771,665
#*  Ishizuka Glass Co., Ltd...............................   119,000    272,423
    Japan Pile Corp.......................................    15,700    109,599
    Japan Pure Chemical Co., Ltd..........................     1,600     31,370
    JCU Corp..............................................    27,700  1,086,004
    JSP Corp..............................................    71,600  1,208,133
    Kanto Denka Kogyo Co., Ltd............................   250,000  1,761,822
    Katakura Chikkarin Co., Ltd...........................    43,000    110,999
#   Kawakin Holdings Co., Ltd.............................    11,000     42,042
#   Kawasaki Kasei Chemicals, Ltd.........................    84,000    120,560
#   Kimoto Co., Ltd.......................................   228,000    534,795
    Koatsu Gas Kogyo Co., Ltd.............................   158,493    861,007
#   Kogi Corp.............................................    55,000     89,030
    Kohsoku Corp..........................................    60,200    437,035
    Konishi Co., Ltd......................................    89,700  1,705,588
    Krosaki Harima Corp...................................   270,000    576,797
#   Kumiai Chemical Industry Co., Ltd.....................    54,400    434,045
#   Kureha Corp...........................................   764,500  2,885,747
    Kurimoto, Ltd.........................................   682,000  1,380,050
    Kyoei Steel, Ltd......................................   106,200  1,837,871
    Kyowa Leather Cloth Co., Ltd..........................    43,500    338,472
    Lintec Corp...........................................   303,800  6,557,093
#   MEC Co., Ltd..........................................    95,800    639,614
    Mitani Sekisan Co., Ltd...............................    24,000    342,160
#*  Mitsubishi Paper Mills, Ltd........................... 1,679,000  1,218,977
    Mitsubishi Steel Manufacturing Co., Ltd...............   849,000  1,739,065
    Mitsui Mining & Smelting Co., Ltd..................... 3,568,000  8,772,065
#   MORESCO Corp..........................................    39,700    650,551
    Mory Industries, Inc..................................   152,000    471,869
*   Nakayama Steel Works, Ltd.............................   845,000    606,281
    Neturen Co., Ltd......................................   166,900  1,148,087
#*  New Japan Chemical Co., Ltd...........................   182,300    385,204
    Nichia Steel Works, Ltd...............................   164,900    426,145
    Nihon Kagaku Sangyo Co., Ltd..........................    71,000    515,642
#   Nihon Nohyaku Co., Ltd................................   260,400  2,399,510
    Nihon Parkerizing Co., Ltd............................   553,500  5,131,577
    Nihon Yamamura Glass Co., Ltd.........................   489,000    725,907
    Nippon Carbide Industries Co., Inc....................   434,000    755,874
#   Nippon Chemical Industrial Co., Ltd...................   477,000    830,239
    Nippon Chutetsukan K.K................................   113,000    200,482
#   Nippon Concrete Industries Co., Ltd...................   203,100    834,945
    Nippon Denko Co., Ltd.................................   673,414  1,536,035
    Nippon Fine Chemical Co., Ltd.........................    83,200    629,808
    Nippon Kasei Chemical Co., Ltd........................   192,000    233,671
#   Nippon Kayaku Co., Ltd................................   235,000  2,380,562

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
*   Nippon Kinzoku Co., Ltd...............................   293,000 $  352,023
#   Nippon Koshuha Steel Co., Ltd.........................   460,000    426,499
    Nippon Light Metal Holdings Co., Ltd.................. 3,227,300  5,357,508
    Nippon Paper Industries Co., Ltd......................   149,200  2,448,074
    Nippon Pillar Packing Co., Ltd........................   116,800  1,026,648
    Nippon Soda Co., Ltd..................................   871,000  5,207,301
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   287,000  1,815,055
    Nippon Valqua Industries, Ltd.........................   489,000  1,277,158
#*  Nippon Yakin Kogyo Co., Ltd...........................   831,300  1,461,694
#   Nisshin Steel Co., Ltd................................   582,592  6,739,818
#   Nitta Gelatin, Inc....................................    37,900    227,380
    Nittetsu Mining Co., Ltd..............................   364,000  1,711,122
#   Nitto FC Co., Ltd.....................................    63,800    410,702
    NOF Corp..............................................   870,000  7,204,340
#   Okamoto Industries, Inc...............................   405,000  1,895,434
    Okura Industrial Co., Ltd.............................   296,000    804,515
    Osaka Organic Chemical Industry, Ltd..................    66,000    385,613
    Osaka Steel Co., Ltd..................................    83,300  1,378,834
    OSAKA Titanium Technologies Co., Ltd..................   113,100  2,949,355
#*  Pacific Metals Co., Ltd...............................   924,000  2,800,882
    Pack Corp. (The)......................................    79,600  1,633,089
#*  Rasa Industries, Ltd..................................   480,000    564,941
#   Rengo Co., Ltd........................................ 1,328,000  5,141,531
    Riken Technos Corp....................................   212,600    893,569
    Sakai Chemical Industry Co., Ltd......................   570,000  1,852,148
#   Sakata INX Corp.......................................   235,200  1,857,933
    Sanyo Chemical Industries, Ltd........................   349,000  2,531,321
    Sanyo Special Steel Co., Ltd..........................   650,300  2,859,512
    Sekisui Plastics Co., Ltd.............................   268,000    969,666
    Shikoku Chemicals Corp................................   232,000  2,023,636
#   Shin-Etsu Polymer Co., Ltd............................   190,300    977,591
    Shinagawa Refractories Co., Ltd.......................   250,000    584,341
#   Shinko Wire Co., Ltd..................................   184,000    250,740
    Showa Denko KK........................................   339,000    417,890
    Stella Chemifa Corp...................................    54,300    577,360
    Sumitomo Bakelite Co., Ltd............................ 1,225,000  5,124,644
    Sumitomo Osaka Cement Co., Ltd........................ 2,652,000  9,942,962
    Sumitomo Seika Chemicals Co., Ltd.....................   279,000  1,909,574
    T Hasegawa Co., Ltd...................................   130,600  1,900,605
#   T&K Toka Co., Ltd.....................................    39,400    728,783
#   Taisei Lamick Co., Ltd................................    28,800    672,013
    Taiyo Holdings Co., Ltd...............................   102,100  4,129,484
#   Takasago International Corp...........................   436,000  1,930,836
    Takiron Co., Ltd......................................   295,000  1,269,844
*   Tanaka Chemical Corp..................................     1,100      5,334
    Tayca Corp............................................   164,000    696,691
    Tenma Corp............................................    79,600  1,296,905
    Toagosei Co., Ltd.....................................   658,000  5,110,998
#   Toda Kogyo Corp.......................................   219,000    603,562
#   Toho Zinc Co., Ltd....................................   800,000  2,258,670
    Tokai Carbon Co., Ltd................................. 1,289,000  3,748,430
    Tokushu Tokai Paper Co., Ltd..........................   564,580  1,466,778
#*  Tokuyama Corp......................................... 2,159,000  3,934,031

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
Materials -- (Continued)
     Tokyo Ohka Kogyo Co., Ltd.......................    143,200 $    3,919,627
#*   Tokyo Rope Manufacturing Co., Ltd...............    688,000      1,203,488
     Tokyo Steel Manufacturing Co., Ltd..............    636,400      4,360,976
     Tokyo Tekko Co., Ltd............................    251,000      1,223,856
#    Tomoegawa Co., Ltd..............................    125,000        258,982
#    Tomoku Co., Ltd.................................    335,000        773,239
     Topy Industries, Ltd............................  1,142,000      2,687,227
     Toyo Ink SC Holdings Co., Ltd...................  1,157,000      4,606,550
     Toyo Kohan Co., Ltd.............................    286,000      1,294,335
     Toyobo Co., Ltd.................................  5,776,000      8,613,912
     TYK Corp........................................    138,000        234,458
#    UACJ Corp.......................................  1,486,415      3,508,910
     Ube Industries, Ltd.............................  5,257,000      9,194,478
     Wood One Co., Ltd...............................    164,000        366,342
     Yamato Kogyo Co., Ltd...........................    122,100      2,866,478
#    Yodogawa Steel Works, Ltd.......................    723,500      3,028,595
     Yotai Refractories Co., Ltd.....................      8,000         23,544
     Yuki Gosei Kogyo Co., Ltd.......................     64,000        147,132
     Yushiro Chemical Industry Co., Ltd..............     61,400        683,723
     Zeon Corp.......................................     50,000        484,427
                                                                 --------------
Total Materials......................................               293,357,308
                                                                 --------------
Telecommunication Services -- (0.1%)
#*   Japan Communications, Inc.......................    764,900      2,588,142
     Okinawa Cellular Telephone Co...................     43,200      1,320,337
                                                                 --------------
Total Telecommunication Services.....................                 3,908,479
                                                                 --------------
Utilities -- (0.6%)
     Hiroshima Gas Co., Ltd..........................     30,000        116,220
*    Hokkaido Electric Power Co., Inc................    330,100      3,980,744
#    Hokkaido Gas Co., Ltd...........................    268,000        620,762
     Hokuriku Gas Co., Ltd...........................     99,000        233,288
     K&O Energy Group, Inc...........................     75,300      1,080,474
#    Okinawa Electric Power Co., Inc. (The)..........    138,756      3,467,103
     Saibu Gas Co., Ltd..............................  1,831,000      4,340,396
     Shizuoka Gas Co., Ltd...........................    298,400      2,138,315
     Toell Co., Ltd..................................      5,100         34,690
                                                                 --------------
Total Utilities......................................                16,011,992
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,658,134,648
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@ DFA Short Term Investment Fund.................. 24,753,428    286,397,165
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,681,318,336)^^............................            $2,944,531,813
                                                                 ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  545,514,716   --    $  545,514,716
   Consumer Staples...........         --    268,324,400   --       268,324,400
   Energy.....................         --     28,922,520   --        28,922,520
   Financials.................         --    319,061,907   --       319,061,907
   Health Care................         --    129,869,712   --       129,869,712
   Industrials................ $1,503,997    748,133,699   --       749,637,696
   Information Technology.....    452,612    303,073,306   --       303,525,918
   Materials..................         --    293,357,308   --       293,357,308
   Telecommunication Services.         --      3,908,479   --         3,908,479
   Utilities..................         --     16,011,992   --        16,011,992
Securities Lending Collateral.         --    286,397,165   --       286,397,165
                               ---------- --------------   --    --------------
TOTAL......................... $1,956,609 $2,942,575,204   --    $2,944,531,813
                               ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
  COMMON STOCKS -- (81.4%)
  AUSTRALIA -- (40.1%)
  *   AAT Corp., Ltd...................................         99 $        --
  #*  ABM Resources NL.................................    325,867      48,614
  #   Acrux, Ltd.......................................    660,428     327,746
      Adelaide Brighton, Ltd...........................  3,668,074  12,657,404
  *   Aditya Birla Minerals, Ltd.......................    716,699     104,880
  *   AED Oil, Ltd.....................................    363,401          --
  #   Ainsworth Game Technology, Ltd...................    784,170   1,716,999
  #*  AJ Lucas Group, Ltd..............................    152,343      33,298
  #*  Alkane Resources, Ltd............................  1,219,715     205,148
  *   Alliance Resources, Ltd..........................    125,819      11,947
  #   ALS, Ltd.........................................    867,399   3,390,891
      Altium, Ltd......................................    222,654     731,397
      Altona Mining, Ltd...............................  1,108,169      96,671
      Alumina, Ltd.....................................  2,142,519   2,317,003
      AMA Group, Ltd...................................     18,658       9,210
      Amalgamated Holdings, Ltd........................    464,620   4,277,770
      Ansell, Ltd......................................    528,919   9,668,550
  #*  Antares Energy, Ltd..............................    199,346      18,213
  #   AP Eagers, Ltd...................................    234,655   1,798,793
  *   APN News & Media, Ltd............................  4,904,331   2,556,421
  #*  Aquarius Platinum, Ltd...........................  4,962,517     470,529
  #   ARB Corp., Ltd...................................    472,048   4,895,467
      Ardent Leisure Group.............................     91,645     161,791
      Aristocrat Leisure, Ltd..........................  2,730,539  17,080,222
  #   Arrium, Ltd...................................... 17,951,296   1,572,441
  *   ASG Group, Ltd...................................    898,212     712,225
  *   Atlantic, Ltd....................................     21,276         510
  #   Atlas Iron, Ltd..................................  5,890,007     150,638
  *   Aurelia Metals, Ltd..............................    104,200       3,265
  #   Ausdrill, Ltd....................................  1,723,145     377,749
  *   Ausenco, Ltd.....................................    448,418     107,232
      Austal, Ltd......................................  1,148,615   1,658,767
  #   Austbrokers Holdings, Ltd........................    242,519   1,611,779
  *   Austin Engineering, Ltd..........................    504,744     169,612
  #*  Australian Agricultural Co., Ltd.................  2,385,475   2,488,574
      Australian Pharmaceutical Industries, Ltd........  2,403,274   2,791,810
      Australian Vintage, Ltd..........................  3,979,004   1,134,709
      Auswide Bank, Ltd................................     88,869     341,293
      Automotive Holdings Group, Ltd...................  1,464,387   4,701,191
  *   Avanco Resources, Ltd............................  2,444,368     123,044
      AVJennings, Ltd..................................  7,051,385   3,276,267
  *   AWE, Ltd.........................................  3,356,993   3,085,709
  #*  Bandanna Energy, Ltd.............................    337,935       3,890
      Bank of Queensland, Ltd..........................     40,228     403,438
  #   BC Iron, Ltd.....................................  1,007,619     199,038
  #   Beach Energy, Ltd................................  9,180,505   6,514,193
  #   Beadell Resources, Ltd...........................  2,424,377     211,636
  #   Bega Cheese, Ltd.................................    514,153   1,785,213
  #*  Billabong International, Ltd.....................  3,784,843   1,654,108
      Blackmores, Ltd..................................     81,784   5,285,689
      BlueScope Steel, Ltd.............................  2,315,186   6,115,511

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Boart Longyear, Ltd.............................. 2,658,836 $   224,069
  *   Boom Logistics, Ltd..............................   986,820      84,843
      Boral, Ltd.......................................   147,574     714,853
  #   Bradken, Ltd..................................... 1,242,062   1,069,340
  #   Breville Group, Ltd..............................   765,489   3,818,085
      Brickworks, Ltd..................................   174,972   1,903,773
      BT Investment Management, Ltd....................   580,053   4,122,180
  #*  Buccaneer Energy, Ltd............................ 3,283,586       3,600
  *   Bunuru Corp., Ltd................................         9          --
  #*  Buru Energy, Ltd.................................   316,943      89,128
  #   Cabcharge Australia, Ltd.........................   863,423   2,103,632
      Cape Lambert Resources, Ltd......................   726,958       9,573
  *   Capral, Ltd......................................    58,499       6,366
  #   Cardno, Ltd...................................... 1,091,060   2,281,793
  *   Carnarvon Petroleum, Ltd......................... 5,095,141     426,931
  *   Carnegie Wave Energy, Ltd........................   563,165      20,942
  #   carsales.com, Ltd................................ 1,702,940  13,480,240
  #   Cash Converters International, Ltd............... 2,245,870   1,149,133
  *   CDS Technologies, Ltd............................    13,276          --
  #   Cedar Woods Properties, Ltd......................   323,002   1,243,053
  *   ChemGenex Pharmaceuticals, Ltd...................   115,291          --
  #*  Clinuvel Pharmaceuticals, Ltd....................    48,821      99,613
      Cochlear, Ltd....................................    10,800     719,728
      Codan, Ltd.......................................   400,153     349,304
  *   Coffey International, Ltd........................   814,052      94,703
  #   Collection House, Ltd............................ 1,978,935   3,298,272
      Collins Foods, Ltd...............................   289,927     665,192
  *   Cooper Energy, Ltd...............................   336,842      61,584
  #   Corporate Travel Management, Ltd.................   215,271   1,682,837
  #   Coventry Group, Ltd..............................   144,778     154,481
  #   Credit Corp. Group, Ltd..........................   107,224   1,057,838
  #   CSG, Ltd.........................................   789,834     969,951
      CSR, Ltd......................................... 3,350,138   9,141,759
  #*  Cudeco, Ltd......................................   387,893     351,229
  *   Cue Energy Resources, Ltd........................ 1,378,665      75,631
      Data#3, Ltd......................................   556,711     386,927
  #   Decmil Group, Ltd................................   867,988     686,736
  *   Devine, Ltd......................................   483,266     229,467
  #   Dick Smith Holdings, Ltd.........................    91,564     133,669
      Domino's Pizza Enterprises, Ltd..................   286,872   8,460,747
      Downer EDI, Ltd.................................. 2,910,872   9,659,326
  #*  Drillsearch Energy, Ltd.......................... 3,348,007   2,159,267
      DUET Group.......................................   126,724     203,623
      DuluxGroup, Ltd.................................. 3,101,823  13,762,298
  #   DWS, Ltd.........................................   382,927     242,286
      Echo Entertainment Group, Ltd.................... 4,207,608  15,405,773
  #*  Elders, Ltd......................................   220,688     662,020
  *   Emeco Holdings, Ltd.............................. 3,480,007     206,242
  #*  Energy Resources of Australia, Ltd............... 1,156,799     321,202
  #*  Energy World Corp., Ltd.......................... 4,185,404     979,279
  *   Enero Group, Ltd.................................    12,387       6,437
  #   Equity Trustees, Ltd.............................    16,644     284,395
      ERM Power, Ltd...................................   783,474   1,231,274

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
      Ethane Pipeline Income Fund......................    190,260 $   233,338
      Euroz, Ltd.......................................    101,762      70,324
      Evolution Mining, Ltd............................  3,808,574   2,771,641
      Fairfax Media, Ltd............................... 14,257,034   8,839,856
      Fantastic Holdings, Ltd..........................    326,291     510,966
  *   FAR, Ltd.........................................  7,004,291     374,579
      Finbar Group, Ltd................................    132,219     123,209
  #   Fleetwood Corp., Ltd.............................    394,575     511,043
  #   FlexiGroup, Ltd..................................    602,740   1,331,733
  #   Flight Centre Travel Group, Ltd..................     50,044   1,299,983
  #*  Focus Minerals, Ltd..............................    204,357      46,968
  #   G8 Education, Ltd................................    789,741   1,958,569
  *   Galaxy Resources, Ltd............................    193,424       4,639
      Gazal Corp., Ltd.................................     22,520      43,431
  *   Gindalbie Metals, Ltd............................  1,541,314      25,845
  *   Global Construction Services, Ltd................      4,832       1,765
      GrainCorp, Ltd. Class A..........................  1,251,687   8,151,103
      Grange Resources, Ltd............................  1,724,297     131,985
  #   Greencross, Ltd..................................    112,557     496,633
  *   Greenland Minerals & Energy, Ltd.................    266,582      11,503
  #*  Gryphon Minerals, Ltd............................    283,364      10,543
  #   GUD Holdings, Ltd................................    811,568   5,541,401
  #   GWA Group, Ltd...................................  1,861,904   3,298,394
      Hansen Technologies, Ltd.........................     94,100     201,665
      HFA Holdings, Ltd................................    253,134     436,554
  *   Hillgrove Resources, Ltd.........................    254,731      35,399
  #   Hills, Ltd.......................................  1,277,876     494,962
  *   Horizon Oil, Ltd.................................  6,691,326     448,292
  *   Icon Energy, Ltd.................................    289,487       9,965
  *   IDM International, Ltd...........................     23,969          --
  #   iiNET, Ltd.......................................  1,121,222   7,694,637
      Iluka Resources, Ltd.............................     92,328     529,962
  #*  Imdex, Ltd.......................................  1,225,370     219,359
  #   IMF Bentham, Ltd.................................    674,782     862,579
  #   Independence Group NL............................  1,789,170   4,923,991
  #*  Infigen Energy...................................  2,021,774     398,215
  #   Infomedia, Ltd...................................  2,051,811   1,574,314
      Integrated Research, Ltd.........................    327,026     532,160
  *   Intrepid Mines, Ltd..............................    331,189      30,225
  #   InvoCare, Ltd....................................    901,024   8,887,151
  #   IOOF Holdings, Ltd...............................  1,900,338  12,804,828
  #   IRESS, Ltd.......................................  1,073,207   8,143,059
  *   iSelect, Ltd.....................................     62,606      80,524
  #   JB Hi-Fi, Ltd....................................    836,109  11,781,492
  *   Jupiter Mines, Ltd...............................    405,443      21,116
      K&S Corp., Ltd...................................    256,539     247,586
  *   Kangaroo Resources, Ltd..........................    281,470       1,134
  #*  Karoon Gas Australia, Ltd........................    738,066   1,259,610
  #*  Kingsgate Consolidated, Ltd......................  1,717,937     800,251
  #*  Kingsrose Mining, Ltd............................    760,046     111,308
  *   Lednium, Ltd.....................................    195,019          --
      LogiCamms, Ltd...................................     38,305      21,801

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Lonestar Resources, Ltd..........................    23,123 $   118,993
  #*  Lynas Corp., Ltd................................. 3,390,978      86,951
  #   M2 Group, Ltd.................................... 1,270,931  10,234,558
      MACA, Ltd........................................   683,733     357,833
  *   Macmahon Holdings, Ltd........................... 6,319,933     372,438
      Macquarie Atlas Roads Group......................   565,764   1,411,712
  *   Macquarie Telecom Group, Ltd.....................    35,019     157,780
      Magellan Financial Group, Ltd....................   466,192   6,301,154
      Matrix Composites & Engineering, Ltd.............   127,627      41,153
  *   Maverick Drilling & Exploration, Ltd.............   907,264      62,944
  #   MaxiTRANS Industries, Ltd........................   915,613     274,107
  #*  Mayne Pharma Group, Ltd.......................... 3,767,830   3,216,367
      McMillan Shakespeare, Ltd........................   427,034   4,440,666
  #   McPherson's, Ltd.................................   506,092     206,774
  #*  Medusa Mining, Ltd............................... 1,179,362     471,827
      Melbourne IT, Ltd................................   441,811     639,596
  #*  Mesoblast, Ltd...................................    99,585     286,178
      Metals X, Ltd....................................   360,891     296,838
  #   Metcash, Ltd..................................... 4,871,384   4,081,983
      Mincor Resources NL.............................. 1,067,643     320,507
  *   Mineral Deposits, Ltd............................   466,063     252,254
  #   Mineral Resources, Ltd........................... 1,168,088   4,617,868
  #   MMA Offshore, Ltd................................ 2,189,075     870,533
  #   Monadelphous Group, Ltd..........................   687,485   4,282,887
  *   Morning Star Gold NL.............................   332,749       5,010
      Mortgage Choice, Ltd.............................   680,426   1,131,384
  #   Mount Gibson Iron, Ltd........................... 4,484,844     622,851
  #   Myer Holdings, Ltd............................... 4,049,548   3,713,690
      MyState, Ltd.....................................   169,107     583,023
  *   Nanosonics, Ltd..................................   125,464     164,189
  #   Navitas, Ltd..................................... 1,440,089   4,336,440
  #*  Nearmap, Ltd..................................... 1,029,484     371,897
      New Hope Corp., Ltd..............................   154,058     215,109
  *   Newsat, Ltd...................................... 1,680,867     105,969
  *   NEXTDC, Ltd......................................    31,442      59,065
      NIB Holdings, Ltd................................ 2,713,689   7,049,603
      Nick Scali, Ltd..................................   165,818     401,856
  #*  Noble Mineral Resources, Ltd.....................   405,717          --
  #   Northern Star Resources, Ltd..................... 4,806,957   7,246,695
  #   NRW Holdings, Ltd................................ 1,867,109     252,167
      Nufarm, Ltd...................................... 1,141,199   6,427,273
  *   OM Holdings, Ltd.................................    29,193       5,785
  #*  Orocobre, Ltd....................................   389,899     563,740
      Orora, Ltd.......................................   848,348   1,443,236
  #   OrotonGroup, Ltd.................................   131,885     183,347
      Otto Energy, Ltd................................. 1,936,175      96,163
      OZ Minerals, Ltd................................. 2,198,276   5,948,732
  #   OzForex Group, Ltd...............................   406,107     664,504
  #*  Pacific Brands, Ltd.............................. 6,093,285   1,864,837
  #*  Paladin Energy, Ltd.............................. 9,407,049   1,404,213
      Panoramic Resources, Ltd......................... 1,781,726     534,741
  #*  PaperlinX, Ltd...................................   631,677      11,548
      Patties Foods, Ltd...............................    42,099      35,378

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
      Peet, Ltd........................................ 1,645,757 $ 1,327,565
  *   Peninsula Energy, Ltd............................ 8,363,816     152,484
  #   Perpetual, Ltd...................................   356,426  11,648,330
  #*  Perseus Mining, Ltd.............................. 3,040,420     692,958
  *   Phosphagenics, Ltd............................... 1,522,272      22,249
      Platinum Asset Management, Ltd...................   151,071     835,167
  #*  Platinum Australia, Ltd.......................... 1,442,661       1,160
  *   Pluton Resources, Ltd............................    20,710          39
  *   PMP, Ltd......................................... 2,327,074     935,517
  *   Poseidon Nickel, Ltd.............................   554,377      27,537
      Premier Investments, Ltd.........................   556,867   5,421,304
  *   Prima Biomed, Ltd................................ 1,409,121      52,500
  #   Primary Health Care, Ltd......................... 3,204,222  10,758,326
  #   Prime Media Group, Ltd........................... 2,031,951     963,798
  #   Programmed Maintenance Services, Ltd.............   761,433   1,324,845
  *   Qantas Airways, Ltd.............................. 3,914,119  10,695,731
  #   Qube Holdings, Ltd............................... 1,459,119   2,597,258
  *   Quickstep Holdings, Ltd..........................   159,454      23,857
  *   Ramelius Resources, Ltd..........................   834,228      69,506
  #*  Range Resources, Ltd............................. 1,456,711      14,316
      RCG Corp., Ltd...................................   210,640     189,286
      RCR Tomlinson, Ltd............................... 1,055,209   1,427,431
  #   Reckon, Ltd......................................   356,227     551,283
  *   Red 5, Ltd.......................................     9,022         308
  *   Redflex Holdings, Ltd............................   343,216      96,745
  #   Reece Australia, Ltd.............................   231,441   5,584,879
  #*  Regis Resources, Ltd............................. 2,504,810   2,368,808
  #   Reject Shop, Ltd. (The)..........................   234,444   1,086,037
  #*  Resolute Mining, Ltd............................. 3,987,672     695,474
  #   Retail Food Group, Ltd...........................   936,626   3,646,937
      Ridley Corp., Ltd................................ 1,331,622   1,313,935
  *   RiverCity Motorway Group......................... 1,563,354          --
  *   RungePincockMinarco, Ltd.........................    30,702      11,992
      Ruralco Holdings, Ltd............................   115,893     323,517
  #   SAI Global, Ltd.................................. 1,545,041   5,059,548
  #   Salmat, Ltd......................................   645,788     410,816
  *   Samson Oil & Gas, Ltd............................ 7,175,499      25,989
      Sandfire Resources NL............................   570,890   2,502,612
  *   Saracen Mineral Holdings, Ltd.................... 5,111,505   1,430,294
      Schaffer Corp., Ltd..............................    33,766     121,088
  #   Sedgman, Ltd.....................................   452,719     253,648
  #   Select Harvests, Ltd.............................   485,818   4,680,158
  #*  Senex Energy, Ltd................................ 6,438,932   1,101,376
      Servcorp, Ltd....................................   314,917   1,386,432
      Service Stream, Ltd.............................. 1,693,203     420,664
  #   Seven Group Holdings, Ltd........................   559,015   2,258,465
  #   Seven West Media, Ltd............................ 7,785,820   5,139,712
      Seymour Whyte, Ltd...............................     8,690       7,241
      Sigma Pharmaceuticals, Ltd....................... 7,230,980   4,587,726
  #*  Silex Systems, Ltd...............................   511,695     166,361
  #   Silver Chef, Ltd.................................    85,146     521,698
  #*  Silver Lake Resources, Ltd....................... 2,755,624     270,170
  #   Sims Metal Management, Ltd....................... 1,382,214   9,510,019

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
      Sirtex Medical, Ltd..............................    412,322 $ 9,277,291
  #   Skilled Group, Ltd...............................  1,388,531   1,561,754
  #   Slater & Gordon, Ltd.............................  2,016,208   5,024,931
  #   SMS Management & Technology, Ltd.................    575,318   1,500,404
      Southern Cross Media Group, Ltd..................  3,639,618   2,563,580
      Spark Infrastructure Group....................... 10,385,907  14,666,342
      Specialty Fashion Group, Ltd.....................    786,397     344,283
      SRG, Ltd.........................................     29,934      14,273
  #*  St Barbara, Ltd..................................  2,594,632     956,570
      Steadfast Group, Ltd.............................    328,525     390,598
  *   Strike Energy, Ltd...............................  1,471,668     139,789
  #   STW Communications Group, Ltd....................  2,357,117   1,299,949
  *   Sundance Energy Australia, Ltd...................  2,512,257     916,138
  #*  Sundance Resources, Ltd..........................  8,756,539     121,144
      Sunland Group, Ltd...............................    729,757     881,762
  #   Super Retail Group, Ltd..........................  1,280,749   8,619,763
      Swick Mining Services, Ltd.......................    106,166      10,906
      Tabcorp Holdings, Ltd............................  3,281,774  11,595,239
  #*  Tap Oil, Ltd.....................................  1,480,490     383,934
      Tassal Group, Ltd................................    901,018   2,474,990
      Technology One, Ltd..............................  1,612,459   4,692,425
  #*  Ten Network Holdings, Ltd........................ 10,842,364   1,657,584
  #   TFS Corp., Ltd...................................  1,789,688   1,918,576
      Thorn Group, Ltd.................................    406,023     767,010
  #*  Tiger Resources, Ltd.............................  6,540,922     353,733
  *   Toro Energy, Ltd.................................     70,156       3,181
      Tox Free Solutions, Ltd..........................    867,356   1,835,093
      TPG Telecom, Ltd.................................    284,876   1,978,905
  *   Transfield Services, Ltd.........................  3,089,111   2,905,092
      Transpacific Industries Group, Ltd............... 10,319,019   5,337,702
  #   Treasury Group, Ltd..............................     14,134      83,511
      Treasury Wine Estates, Ltd.......................    593,706   2,494,805
  *   Tribune Resources, Ltd...........................      3,093       8,694
  #*  Troy Resources, Ltd..............................  1,405,543     306,411
  #   UGL, Ltd.........................................  1,185,950   1,716,695
      UXC, Ltd.........................................  1,872,142   1,249,831
      Veda Group, Ltd..................................    542,481     969,573
      Villa World, Ltd.................................    232,321     361,156
  #   Village Roadshow, Ltd............................    831,506   3,897,137
  *   Virgin Australia Holdings, Ltd...................  7,648,897          --
  *   Virgin Australia Holdings, Ltd. (B43DQC7)........  5,942,525   1,911,222
      Virtus Health, Ltd...............................    128,205     502,697
      Vision Eye Institute, Ltd........................    477,043     296,405
      Vita Group, Ltd..................................     25,352      37,985
  #   Vocus Communications, Ltd........................  1,634,058   7,354,996
  #   Watpac, Ltd......................................    760,701     472,249
      Webjet, Ltd......................................    511,180   1,550,841
  #   Webster, Ltd.....................................    150,977     179,728
  #   Western Areas, Ltd...............................  1,463,783   3,302,963
  #*  White Energy Co., Ltd............................    643,913     121,892
  #*  Whitehaven Coal, Ltd.............................  4,143,411   3,617,263
  *   Wollongong Coal, Ltd.............................    119,865       1,752

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 AUSTRALIA -- (Continued)
     WorleyParsons, Ltd...............................    266,039 $  1,784,384
                                                                  ------------
 TOTAL AUSTRALIA......................................             623,871,282
                                                                  ------------
 CHINA -- (0.5%)
 #*  China Daye Non-Ferrous Metals Mining, Ltd........ 18,227,837 $    441,336
 *   Fullshare Holdings, Ltd.......................... 11,335,000    1,898,824
 #*  Goldin Properties Holdings, Ltd..................  1,014,000      781,553
     Lee's Pharmaceutical Holdings, Ltd...............    127,000      213,635
 *   Wison Engineering Services Co., Ltd..............    150,000       33,264
 #   Xinyi Solar Holdings, Ltd........................ 11,940,000    5,142,525
     Zhuhai Holdings Investment Group, Ltd............    240,000       41,733
                                                                  ------------
 TOTAL CHINA..........................................               8,552,870
                                                                  ------------
 HONG KONG -- (24.4%)
     Aeon Credit Service Asia Co., Ltd................    564,000      417,562
     Aeon Stores Hong Kong Co., Ltd...................    248,000      278,262
     Agritrade Resources, Ltd.........................    830,000      196,849
     Alco Holdings, Ltd...............................  1,426,000      439,055
     Allan International Holdings.....................    720,000      199,716
     Allied Group, Ltd................................    663,200    3,338,208
 #   Allied Properties HK, Ltd........................ 11,945,857    2,819,629
 *   Amec Foster Wheeler P.L.C. Class A...............    208,000       55,826
 *   Anxian Yuan China Holdings, Ltd..................  3,100,000       55,084
 *   Apac Resources, Ltd.............................. 29,587,350      427,206
 *   Applied Development Holdings, Ltd................    210,000       10,560
     APT Satellite Holdings, Ltd......................  2,884,500    2,688,006
     Arts Optical International Hldgs, Ltd............    730,000      304,040
     Asia Financial Holdings, Ltd.....................  2,404,908    1,117,854
 #   Asia Satellite Telecommunications Holdings, Ltd..    934,500    2,059,759
     Asia Standard Hotel Group, Ltd................... 11,437,218    1,590,320
 #   Asia Standard International Group, Ltd........... 13,041,937    2,908,229
     ASM Pacific Technology, Ltd......................     96,200      871,533
     Associated International Hotels, Ltd.............    952,000    2,860,157
     Aupu Group Holding Co., Ltd......................  3,168,000      963,296
 *   Auto Italia Holdings.............................  1,900,000      119,738
 *   AVIC Joy Holdings HK, Ltd........................  1,630,000       87,133
 *   Bel Global Resources Holdings, Ltd...............  2,576,000           --
 *   Bestway International Holdings, Ltd..............    205,000       25,678
 #   Bonjour Holdings, Ltd............................ 13,758,600      833,284
     Bossini International Hldg.......................  3,699,500      357,526
     Bright Smart Securities & Commodities Group, Ltd.    322,000      104,998
 #*  Brightoil Petroleum Holdings, Ltd................  1,947,000      714,655
 #*  Brockman Mining, Ltd............................. 22,810,814      594,947
 *   Burwill Holdings, Ltd............................ 27,112,960    1,239,394
 #   Cafe de Coral Holdings, Ltd......................  1,938,000    6,797,622
     CEC International Holdings, Ltd..................    516,000      127,747
     Century City International Holdings, Ltd.........  6,235,460      466,256
 *   Champion Technology Holdings, Ltd................ 15,193,089      308,046
     Chen Hsong Holdings..............................  1,212,000      320,408
     Cheuk Nang Holdings, Ltd.........................    613,067      513,911
 *   Cheung Wo International Holdings, Ltd............    846,000      166,947
     Chevalier International Holdings, Ltd............    764,834    1,556,487
 *   China Billion Resources, Ltd.....................  4,876,000           --
 *   China Chuanglian Education Group, Ltd............    300,000       16,033

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ----------- ----------
  HONG KONG -- (Continued)
  *   China Digicontent Co., Ltd.......................   2,710,000         --
  #*  China Energy Development Holdings, Ltd...........  52,140,000  1,080,827
      China Flavors & Fragrances Co., Ltd..............     215,028     66,909
  *   China Infrastructure Investment, Ltd.............   7,776,000    130,206
      China Metal International Holdings, Inc..........   2,670,000    792,004
  #   China Motor Bus Co., Ltd.........................      48,600    514,425
  #*  China Smarter Energy Group Holdings, Ltd.........   7,038,000  1,034,929
  *   China Solar Energy Holdings, Ltd.................   1,669,500      7,268
  *   China Star Entertainment, Ltd....................  46,250,000    476,502
  *   China Strategic Holdings, Ltd....................  18,877,500    741,069
  *   China Ting Group Holdings, Ltd...................   2,565,151    277,551
      Chinney Investments, Ltd.........................   1,144,000    265,584
  #   Chow Sang Sang Holdings International, Ltd.......   2,244,000  4,344,196
      Chu Kong Shipping Enterprise Group Co., Ltd......   2,492,000    767,629
      Chuang's China Investments, Ltd..................   3,700,938    243,420
      Chuang's Consortium International, Ltd...........   5,987,043    772,125
      CITIC Telecom International Holdings, Ltd........  10,816,125  4,937,006
      CK Life Sciences International Holdings, Inc.....  21,274,000  2,111,906
      CNT Group, Ltd...................................   8,077,264    426,975
      COL Capital, Ltd.................................  42,916,800  2,406,514
  *   Continental Holdings, Ltd........................     450,000      9,568
      Convenience Retail Asia, Ltd.....................      42,000     22,201
  *   Convoy Financial Holdings, Ltd...................   4,938,000    509,603
  *   CP Lotus Corp....................................  11,880,000    284,692
  *   Crocodile Garments...............................     842,000    126,836
  #   Cross-Harbour Holdings, Ltd. (The)...............     671,520    857,133
      CSI Properties, Ltd..............................  35,276,383  1,227,063
  *   CST Mining Group, Ltd............................ 101,184,000  1,384,269
      CW Group Holdings, Ltd...........................   2,030,000    995,060
      Dah Sing Banking Group, Ltd......................   3,457,116  7,325,843
      Dah Sing Financial Holdings, Ltd.................   1,184,544  7,740,528
      Dan Form Holdings Co., Ltd.......................   3,563,260    629,413
      Dickson Concepts International, Ltd..............   1,222,000    486,287
      Dorsett Hospitality International, Ltd...........   4,629,200    948,946
      Dragonite International, Ltd.....................      56,000      7,367
      Eagle Nice International Holdings, Ltd...........   1,116,000    244,587
      EcoGreen International Group, Ltd................   1,322,200    352,896
  *   EganaGoldpfeil Holdings, Ltd.....................   4,121,757         --
      Emperor Capital Group, Ltd.......................   8,409,000    770,258
      Emperor Entertainment Hotel, Ltd.................   4,360,000    983,695
      Emperor International Holdings, Ltd..............   8,116,753  1,715,858
      Emperor Watch & Jewellery, Ltd...................  25,650,000    941,456
  *   ENM Holdings, Ltd................................  14,680,000    831,977
  *   EPI Holdings, Ltd................................     401,989     26,963
  #   Esprit Holdings, Ltd.............................  13,802,950 13,245,710
  *   eSun Holdings, Ltd...............................   4,344,000    453,617
  *   Ezcom Holdings, Ltd..............................      72,576         --
      Fairwood Holdings, Ltd...........................     620,100  1,835,968
  #   Far East Consortium International, Ltd...........   6,363,258  2,971,705
      FIH Mobile, Ltd..................................   1,699,000    887,531
      First Pacific Co., Ltd...........................   1,328,000  1,062,419
      First Shanghai Investments, Ltd..................     696,000    126,467

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
 HONG KONG -- (Continued)
     Fountain SET Holdings, Ltd.......................   4,758,000 $   631,539
     Four Seas Mercantile Holdings, Ltd...............     610,000     274,642
     Fujikon Industrial Holdings, Ltd.................     736,000     132,035
 #   Future Bright Holdings, Ltd......................   3,288,000     517,700
     G-Resources Group, Ltd........................... 143,439,600   4,240,944
 #*  GCL New Energy Holdings, Ltd.....................   5,868,000     415,321
 #   Get Nice Holdings, Ltd...........................  38,664,000   1,693,370
     Giordano International, Ltd......................   9,440,000   4,805,969
 *   Global Brands Group Holding, Ltd.................  14,324,000   3,174,243
     Glorious Sun Enterprises, Ltd....................   2,624,000     497,336
     Gold Peak Industries Holding, Ltd................   3,029,642     358,387
     Golden Resources Development International, Ltd..   3,330,500     223,099
 *   Grande Holdings, Ltd. (The)......................     882,000       8,761
     Great Eagle Holdings, Ltd........................      73,887     257,193
     Guangnan Holdings, Ltd...........................   2,363,600     368,829
     Guoco Group, Ltd.................................       2,000      22,697
 #   Guotai Junan International Holdings, Ltd.........  12,388,797   4,325,214
 #   Haitong International Securities Group, Ltd......   8,607,936   4,749,022
     Hanny Holdings, Ltd..............................   1,850,000      40,298
 *   Hao Tian Development Group, Ltd..................   8,136,000     788,660
     Harbour Centre Development, Ltd..................     935,500   1,604,479
     High Fashion International, Ltd..................     268,000      94,856
     HKR International, Ltd...........................   5,764,736   3,163,883
 #*  HNA International Investment Holdings, Ltd.......   9,981,809     635,462
     Hon Kwok Land Investment Co., Ltd................     314,800     117,136
 *   Hong Fok Land, Ltd...............................   1,210,000          --
 #   Hong Kong Aircraft Engineering Co., Ltd..........      86,000     852,214
     Hong Kong Ferry Holdings Co., Ltd................     824,300   1,188,706
 *   Hong Kong Television Network, Ltd................   2,332,751     645,419
     Hongkong & Shanghai Hotels, Ltd. (The)...........   1,332,055   1,768,256
 #   Hongkong Chinese, Ltd............................   5,038,000     909,471
     Hop Hing Group Holdings, Ltd.....................   1,812,000      28,933
     Hopewell Holdings, Ltd...........................   2,920,000  10,073,060
     Hsin Chong Construction Group, Ltd...............   6,931,658     813,185
     Hung Hing Printing Group, Ltd....................   2,628,000     359,991
     Hutchison Telecommunications Hong Kong Holdings,
       Ltd............................................  11,164,000   4,880,655
 *   I-CABLE Communications, Ltd......................   2,573,000     202,231
 #*  Imagi International Holdings, Ltd................  55,488,000   1,350,979
 #*  Integrated Waste Solutions Group Holdings, Ltd...   5,574,000     168,718
 *   International Standard Resources Holdings, Ltd...  16,576,250     433,510
 *   iOne Holdings, Ltd...............................   9,860,000     532,647
     IPE Group, Ltd...................................   3,345,000     431,293
 *   IRC, Ltd.........................................   9,486,266     396,461
     IT, Ltd..........................................   4,040,532   1,332,679
     ITC Corp., Ltd...................................   1,008,145     110,535
 #   ITC Properties Group, Ltd........................   4,153,791   2,213,151
 *   Jinhui Holdings Co., Ltd.........................     121,000      19,512
     Johnson Electric Holdings, Ltd...................   1,723,750   5,840,069
 #   K Wah International Holdings, Ltd................   8,142,294   4,480,652
     Ka Shui International Holdings, Ltd..............     550,000      59,677
 *   Kader Holdings Co., Ltd..........................      92,000       8,761
     Kam Hing International Holdings, Ltd.............   1,830,000     127,284

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
  *   Kantone Holdings, Ltd............................  1,012,364 $   96,648
      Keck Seng Investments............................    878,600    840,457
      Kerry Logistics Network, Ltd.....................    659,500  1,019,970
  *   King Pacific International Holdings, Ltd.........  1,404,200         --
      Kingmaker Footwear Holdings, Ltd.................  1,532,955    288,612
  #   Kingston Financial Group, Ltd.................... 19,359,000  7,029,397
  #*  Ko Yo Chemical Group, Ltd........................  1,596,000    121,159
      Kowloon Development Co., Ltd.....................  2,443,000  3,090,415
      L'Occitane International SA......................      9,000     22,835
      Lai Sun Development Co., Ltd..................... 78,652,466  1,714,085
      Lai Sun Garment International, Ltd...............  3,321,680    436,603
      Lam Soon Hong Kong, Ltd..........................    302,310    198,852
      Landsea Green Properties Co., Ltd................    948,000     85,574
  *   Leading Spirit High-Tech Holdings Co., Ltd.......  2,310,000         --
      Lerado Group Holding Co., Ltd....................  2,674,000    163,587
      Lifestyle International Holdings, Ltd............  1,367,500  2,229,720
      Lippo China Resources, Ltd....................... 20,922,000    849,931
      Lippo, Ltd.......................................  1,161,700    641,192
      Lisi Group Holdings, Ltd.........................  4,414,000    210,577
      Liu Chong Hing Investment, Ltd...................  1,191,200  1,489,892
      Luen Thai Holdings, Ltd..........................  1,207,000    189,741
  #   Luk Fook Holdings International, Ltd.............  2,862,000  8,032,414
      Luks Group Vietnam Holdings Co., Ltd.............    514,913    170,621
      Lung Kee Bermuda Holdings........................  1,567,875    449,336
  #*  Macau Legend Development, Ltd....................  2,574,000    699,668
      Magnificent Estates.............................. 13,170,000    466,632
      Man Wah Holdings, Ltd............................  5,694,800  5,116,532
      Man Yue Technology Holdings, Ltd.................  1,104,000    135,057
  #*  Mason Financial Holdings, Ltd.................... 14,310,000    563,495
      Matrix Holdings, Ltd.............................  1,067,414    457,426
      Melbourne Enterprises, Ltd.......................     39,500    683,668
  #   Melco International Development, Ltd.............  3,557,000  6,074,190
  #*  Midland Holdings, Ltd............................  5,182,000  2,304,799
      Ming Fai International Holdings, Ltd.............  1,879,000    205,927
  #   Miramar Hotel & Investment.......................    845,000  1,462,858
  #*  Mongolian Mining Corp............................ 26,307,000    817,396
      NagaCorp, Ltd....................................  7,546,000  6,146,890
      Nanyang Holdings, Ltd............................    133,500    807,534
      National Electronic Hldgs........................  2,426,000    362,611
      Natural Beauty Bio-Technology, Ltd...............  3,920,000    287,961
  #*  Neo-Neon Holdings, Ltd...........................  2,337,500    349,313
  *   Neptune Group, Ltd............................... 23,230,000    307,699
      New Century Group Hong Kong, Ltd................. 13,351,464    266,444
  *   New Times Energy Corp., Ltd......................  1,946,400     62,663
  #   Newocean Energy Holdings, Ltd....................  7,642,000  3,403,782
      Next Media, Ltd..................................  4,295,183    403,981
  #   Nexteer Automotive Group, Ltd....................    986,000    934,264
  *   O Luxe Holdings, Ltd.............................  6,778,500    415,102
  *   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd....................................  9,489,706    659,750
      Orient Overseas International, Ltd...............    958,500  4,747,948
  *   Orient Power Holdings, Ltd.......................    804,000         --
  #   Oriental Watch Holdings..........................  3,070,800    467,206
  *   Pacific Andes International Holdings, Ltd........ 19,435,067    650,999

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
  #   Pacific Basin Shipping, Ltd...................... 12,498,000 $4,314,795
      Pacific Textiles Holdings, Ltd...................  4,820,000  7,652,947
      Paliburg Holdings, Ltd...........................  3,062,830  1,086,649
      Pan Asia Environmental Protection Group, Ltd.....     80,000     12,589
  #   Paradise Entertainment, Ltd......................  3,652,000    845,746
  #*  Peace Mark Holdings, Ltd.........................  2,712,022         --
  *   Pearl Oriental Oil, Ltd.......................... 11,577,400    373,094
      Pegasus International Holdings, Ltd..............    226,000     52,699
      Perfect Shape PRC Holdings, Ltd..................  1,092,000    246,261
  #   Pico Far East Holdings, Ltd......................  4,892,000  1,444,867
  *   Ping Shan Tea Group, Ltd.........................  6,805,325     53,431
      Playmates Holdings, Ltd..........................    686,000    796,704
  #   Playmates Toys, Ltd..............................  4,796,000    896,317
  *   PME Group, Ltd...................................    810,000     19,640
      Pokfulam Development Co..........................    234,000    412,053
  #   Polytec Asset Holdings, Ltd...................... 11,323,526  1,562,025
  #   Public Financial Holdings, Ltd...................  3,102,000  1,564,524
      PYI Corp., Ltd................................... 24,147,973    575,972
  *   Pyxis Group, Ltd.................................  1,936,000         --
      Raymond Industrial, Ltd..........................     30,400      4,347
  #   Regal Hotels International Holdings, Ltd.........  2,871,800  1,659,508
      Rivera Holdings, Ltd.............................  5,710,000    300,188
  #   SA SA International Holdings, Ltd................  9,766,000  4,380,086
      Safety Godown Co., Ltd...........................    386,000    820,947
      Samsonite International SA.......................     87,600    285,660
      SAS Dragon Hldg, Ltd.............................  2,120,000    464,125
      SEA Holdings, Ltd................................  1,124,000  1,023,749
  #   Shenwan Hongyuan HK, Ltd.........................  3,466,250  1,728,056
  *   Shougang Concord Grand Group, Ltd................  1,158,000     70,907
  *   Shun Ho Technology Holdings, Ltd.................  1,254,757    440,228
      Shun Tak Holdings, Ltd........................... 11,359,419  6,218,610
  *   Silver base Group Holdings, Ltd..................  1,938,677    374,321
  *   Sing Pao Media Enterprises, Ltd..................    250,511         --
      Sing Tao News Corp., Ltd.........................  1,974,000    313,144
      Singamas Container Holdings, Ltd................. 10,860,000  1,765,094
  *   Sinocan Holdings, Ltd............................    350,000         --
      SIS International Holdings.......................     34,000     19,692
      Sitoy Group Holdings, Ltd........................    829,000    443,743
      SmarTone Telecommunications Holdings, Ltd........  3,497,068  7,134,967
  #*  SOCAM Development, Ltd...........................  1,718,771  1,190,111
  *   Solomon Systech International, Ltd...............  8,590,000    414,921
      Soundwill Holdings, Ltd..........................    408,000    666,290
      South China Holdings............................. 13,104,000  1,200,139
  *   South China Land, Ltd............................  6,031,170    145,342
  *   South Sea Petroleum Holdings, Ltd................    512,000     20,131
      Stella International Holdings, Ltd...............    926,500  2,496,119
      Stelux Holdings International, Ltd...............  3,011,400    376,433
  *   Success Universe Group, Ltd......................  6,716,000    206,740
      Sun Hing Vision Group Holdings, Ltd..............    358,000    145,312
      Sun Hung Kai & Co., Ltd..........................  4,352,429  2,890,484
      Sunwah Kingsway Capital Holdings, Ltd............  7,690,000    247,903
  *   Symphony Holdings, Ltd...........................    980,000    102,208
  #   TAI Cheung Holdings, Ltd.........................  1,961,000  1,727,483
      Tai Sang Land Development, Ltd...................    781,910    427,672

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
 #   Tan Chong International, Ltd.....................  1,176,000 $    398,798
 #   Tao Heung Holdings, Ltd..........................    517,000      211,931
 #*  Taung Gold International, Ltd.................... 14,590,000      238,560
     Television Broadcasts, Ltd.......................  1,518,900    8,004,314
 *   Termbray Industries International Holdings, Ltd..  2,304,900      187,286
     Tern Properties Co., Ltd.........................     51,200       36,496
     Texwinca Holdings, Ltd...........................  4,488,000    5,426,726
     Tian Teck Land, Ltd..............................  1,024,000    1,211,933
 *   Titan Petrochemicals Group, Ltd.................. 13,140,000          848
 #   Tradelink Electronic Commerce, Ltd...............  4,802,000    1,045,712
 #   Transport International Holdings, Ltd............  1,015,741    2,771,794
 #   Trinity, Ltd.....................................  7,614,000    1,157,773
     Tristate Holdings, Ltd...........................    188,000       71,496
 #*  TSC Group Holdings, Ltd..........................  3,280,000      918,221
 #   Tsui Wah Holdings, Ltd...........................    184,000       55,719
 *   United Laboratories International Holdings, Ltd.
       (The)..........................................  4,354,000    2,623,637
 *   Universal Technologies Holdings, Ltd.............  7,410,000      659,067
 #*  Up Energy Development Group, Ltd.................  3,929,000      139,207
     Upbest Group, Ltd................................     36,000       11,065
 *   Value Convergence Holdings, Ltd..................  1,848,000      324,259
 #   Value Partners Group, Ltd........................  5,396,000    6,274,748
     Van Shung Chong Holdings, Ltd....................  1,248,002      198,038
     Vanke Property Overseas, Ltd.....................     49,000       52,673
 #   Varitronix International, Ltd....................  2,023,293    1,535,921
 *   Vedan International Holdings, Ltd................  3,272,000      190,845
     Victory City International Holdings, Ltd.........  7,660,077    1,185,330
     Vitasoy International Holdings, Ltd..............  4,703,000    7,061,210
 *   VS International Group, Ltd......................    488,000       32,083
     VST Holdings, Ltd................................  4,999,600    1,708,379
 #   VTech Holdings, Ltd..............................    359,200    4,468,691
     Wai Kee Holdings, Ltd............................  7,640,738    2,561,476
     Win Hanverky Holdings, Ltd.......................  1,812,000      238,191
 *   Winfull Group Holdings, Ltd......................  9,512,000      588,522
     Wing On Co. International, Ltd...................    759,000    2,622,415
     Wing Tai Properties, Ltd.........................  1,923,331    1,186,763
 *   Winshine Entertainment & Media Holding Co., Ltd..  2,732,000      457,384
     Wong's International Holdings, Ltd...............    737,641      246,329
     Wong's Kong King International...................    120,000       10,985
     Xinyi Glass Holdings, Ltd........................ 16,280,000    8,494,883
     Yangtzekiang Garment, Ltd........................    606,500      230,256
     Yau Lee Holdings, Ltd............................    534,000      108,756
     Yeebo International Hldg.........................    572,000      121,678
 #   YGM Trading, Ltd.................................    447,000      466,811
     YT Realty Group, Ltd.............................    749,000      289,916
 *   Yuan Heng Gas Holdings, Ltd......................  1,176,000       91,040
     Yugang International, Ltd........................ 90,818,000    1,521,061
                                                                  ------------
 TOTAL HONG KONG......................................             378,411,658
                                                                  ------------
 NEW ZEALAND -- (7.9%)
 #*  a2 Milk Co., Ltd.................................    986,934      534,664
     Abano Healthcare Group, Ltd......................     30,725      156,168

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  NEW ZEALAND -- (Continued)
      Air New Zealand, Ltd............................. 3,693,701 $ 6,433,661
      Briscoe Group, Ltd...............................     2,235       4,263
      CDL Investments New Zealand, Ltd.................   111,311      47,576
  #*  Chorus, Ltd...................................... 2,039,965   3,864,806
      Colonial Motor Co., Ltd. (The)...................   144,588     582,034
  #   Contact Energy, Ltd..............................   582,279   1,902,129
  #*  Diligent Corp....................................    79,753     301,935
  #   Ebos Group, Ltd..................................   442,402   3,181,820
  #   Fisher & Paykel Healthcare Corp., Ltd............ 4,200,605  20,782,544
  #   Freightways, Ltd.................................   974,609   3,716,768
  #   Hallenstein Glasson Holdings, Ltd................   242,445     531,651
      Heartland New Zealand, Ltd.......................   252,188     196,422
      Hellaby Holdings, Ltd............................   384,437     748,218
      Infratil, Ltd.................................... 3,201,309   6,824,874
  #   Kathmandu Holdings, Ltd..........................   663,170     743,529
  #   Mainfreight, Ltd.................................   539,049   5,426,741
      Marsden Maritime Holdings, Ltd...................    32,575      64,386
      Methven, Ltd.....................................    93,877      68,813
      Metlifecare, Ltd.................................   516,195   1,652,182
  #   Michael Hill International, Ltd.................. 1,490,263   1,003,197
  #   Mighty River Power, Ltd..........................    65,500     119,345
      Millennium & Copthorne Hotels New Zealand, Ltd...   406,992     379,641
      New Zealand Oil & Gas, Ltd....................... 1,659,791     547,157
  *   New Zealand Refining Co., Ltd. (The).............   574,344   1,144,690
      Nuplex Industries, Ltd........................... 1,278,378   3,837,466
  #   NZX, Ltd.........................................   952,265     666,115
  #   Opus International Consultants, Ltd..............    12,925      10,406
  *   Pacific Edge, Ltd................................   418,982     165,743
      PGG Wrightson, Ltd...............................   999,976     303,679
  *   Pike River Coal, Ltd.............................   490,805          --
  #   Port of Tauranga, Ltd............................   515,305   5,995,623
  *   Pumpkin Patch, Ltd...............................   207,765      24,265
  #   Restaurant Brands New Zealand, Ltd...............   459,407   1,270,666
  *   Richina Pacific, Ltd.............................   274,180          --
  *   Rubicon, Ltd..................................... 1,442,620     294,523
  #   Ryman Healthcare, Ltd............................ 2,338,582  12,962,575
      Sanford, Ltd.....................................   382,357   1,275,029
      Scott Technology, Ltd............................    39,805      38,074
  #   Skellerup Holdings, Ltd..........................   544,971     442,426
  #   SKY Network Television, Ltd...................... 2,080,268   8,401,958
      SKYCITY Entertainment Group, Ltd................. 4,352,955  12,694,166
      Steel & Tube Holdings, Ltd.......................   441,625     827,920
      Summerset Group Holdings, Ltd....................   396,565   1,093,564
      Tourism Holdings, Ltd............................   267,004     334,789
  #   Tower, Ltd.......................................   871,114   1,230,254
  #   Trade Me Group, Ltd.............................. 1,612,087   3,605,791
  #   TrustPower, Ltd..................................    68,055     351,880
  #   Vector, Ltd...................................... 1,288,750   2,824,718
  #   Warehouse Group, Ltd. (The)......................   698,604   1,185,159
  *   Xero, Ltd........................................   147,912   1,728,272

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 NEW ZEALAND -- (Continued)
     Z Energy, Ltd....................................     38,460 $    147,125
                                                                  ------------
 TOTAL NEW ZEALAND....................................             122,671,400
                                                                  ------------
 SINGAPORE -- (8.5%)
 *   Abterra, Ltd.....................................    531,800      217,156
     Amara Holdings, Ltd..............................    922,800      339,346
     ASL Marine Holdings, Ltd.........................    816,600      236,805
     Aspial Corp., Ltd................................     72,959       18,890
 #*  Ausgroup, Ltd....................................  3,548,500      424,108
 #   Baker Technology, Ltd............................  1,272,000      208,583
 #   Banyan Tree Holdings, Ltd........................  1,022,900      368,836
 #*  Biosensors International Group, Ltd..............  6,409,437    3,248,403
     Bonvests Holdings, Ltd...........................    950,000      920,791
 *   Boustead Projects, Ltd...........................    497,612      313,376
     Boustead Singapore, Ltd..........................  1,658,706    1,452,085
     Breadtalk Group, Ltd.............................    881,800      874,604
 *   Broadway Industrial Group, Ltd...................  1,557,200      231,714
     Bukit Sembawang Estates, Ltd.....................    596,403    2,139,342
     Bund Center Investment, Ltd......................  2,639,300      380,942
 #   Centurion Corp., Ltd.............................    779,200      272,450
 #   China Aviation Oil Singapore Corp., Ltd..........  1,540,999      837,619
 #   China Merchants Holdings Pacific, Ltd............    949,809      703,974
 #   Chip Eng Seng Corp., Ltd.........................  3,445,300    1,857,865
     Chuan Hup Holdings, Ltd..........................  3,853,500      936,966
     Civmec, Ltd......................................     53,200       14,410
     Cordlife Group, Ltd..............................     98,500       79,394
 #   Cosco Corp. Singapore, Ltd.......................  6,805,600    1,934,128
     Creative Technology, Ltd.........................    272,200      239,024
     CSC Holdings, Ltd................................  1,634,800       43,123
     CSE Global, Ltd..................................  3,285,200    1,280,872
 #   CWT, Ltd.........................................  1,403,400    2,292,427
     Datapulse Technology, Ltd........................     89,000        6,956
 *   Del Monte Pacific, Ltd...........................  1,458,464      403,959
 *   Delong Holdings, Ltd.............................  1,231,000      153,371
 *   DMX Technologies Group, Ltd......................  2,096,000      171,872
 #   Dyna-Mac Holdings, Ltd...........................  2,194,400      359,257
     Elec & Eltek International Co., Ltd..............    147,000      122,751
     Ellipsiz, Ltd....................................    123,000        9,408
     EnGro Corp., Ltd.................................    354,000      310,542
 #   Eu Yan Sang International, Ltd...................    786,600      280,383
 #   Ezion Holdings, Ltd..............................  1,028,360      646,574
 #*  Ezra Holdings, Ltd............................... 16,462,023    1,614,727
 #   Falcon Energy Group, Ltd.........................  2,008,800      336,748
     Far East Orchard, Ltd............................  1,074,985    1,262,561
 #   First Resources, Ltd.............................    731,600    1,012,160
     First Sponsor Group, Ltd.........................    440,661      414,498
     FJ Benjamin Holdings, Ltd........................  1,185,700       88,539
 *   Food Empire Holdings, Ltd........................  1,256,400      215,465
 #   Fragrance Group, Ltd.............................  6,077,000      906,923
     Frasers Centrepoint, Ltd.........................    140,700      171,439
 *   Fu Yu Corp., Ltd.................................    183,300       24,993
 #*  Gallant Venture, Ltd.............................  4,927,900      826,254
 #*  Geo Energy Resources, Ltd........................    432,000       62,635

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   SINGAPORE -- (Continued)
       GK Goh Holdings, Ltd............................. 1,484,065 $  990,897
       Global Premium Hotels, Ltd.......................   559,480    128,480
   *   Global Yellow Pages, Ltd.........................    55,350      9,323
   #*  GMG Global, Ltd.................................. 1,788,330    548,136
       Golden Agri-Resources, Ltd....................... 2,289,700    525,449
       GP Batteries International, Ltd..................   235,000    159,475
       GP Industries, Ltd............................... 2,567,609  1,337,129
       GSH Corp., Ltd...................................   206,800      9,349
   #   GuocoLand, Ltd...................................   387,914    647,344
   #   GuocoLeisure, Ltd................................ 3,267,800  2,189,077
   *   Hanwell Holdings, Ltd............................ 1,771,219    329,922
   *   Healthway Medical Corp., Ltd..................... 6,595,376    292,353
   *   HG Metal Manufacturing, Ltd...................... 1,768,000     72,197
       Hi-P International, Ltd.......................... 1,271,600    459,543
       Hiap Hoe, Ltd....................................   353,000    205,873
   *   HLH Group, Ltd................................... 8,364,000     79,253
       Ho Bee Land, Ltd................................. 1,604,700  2,351,492
   #   Hong Fok Corp., Ltd.............................. 3,228,540  1,976,485
       Hong Leong Asia, Ltd.............................   690,700    602,013
       Hotel Grand Central, Ltd......................... 1,461,261  1,429,791
       Hour Glass, Ltd. (The)........................... 1,814,832  1,151,425
       HTL International Holdings, Ltd.................. 1,063,843    176,249
       HupSteel, Ltd.................................... 1,572,875    208,908
   #   Hwa Hong Corp., Ltd.............................. 2,123,500    495,153
   #   Hyflux, Ltd...................................... 3,165,300  1,934,561
   #   Indofood Agri Resources, Ltd..................... 3,368,800  1,436,545
   *   InnoTek, Ltd.....................................   611,800    113,543
       Innovalues, Ltd.................................. 1,031,900    651,189
       Interplex Holdings, Ltd.......................... 1,314,300    671,368
   *   Interra Resources, Ltd...........................   396,000     32,341
   #   IPC Corp., Ltd...................................   414,300    468,079
       Isetan Singapore, Ltd............................   119,000    390,280
   *   Jiutian Chemical Group, Ltd...................... 9,838,300    299,620
   #*  Jurong Technologies Industrial Corp., Ltd........ 2,227,680         --
       k1 Ventures, Ltd................................. 4,952,600    720,964
   #   Keppel Infrastructure Trust...................... 4,622,832  1,751,210
       Keppel Telecommunications & Transportation, Ltd.. 1,369,300  1,472,099
   #   Koh Brothers Group, Ltd.......................... 1,432,000    322,798
       KSH Holdings, Ltd................................    52,000     19,713
   *   Li Heng Chemical Fibre Technologies, Ltd.........   410,600    193,099
       Lian Beng Group, Ltd............................. 2,238,100    905,233
   #*  Linc Energy, Ltd................................. 1,925,817    205,782
       Low Keng Huat Singapore, Ltd.....................   889,800    433,043
       Lum Chang Holdings, Ltd.......................... 1,094,030    315,269
       M1, Ltd..........................................   110,900    252,799
       Mandarin Oriental International, Ltd.............    24,900     39,485
   *   Marco Polo Marine, Ltd...........................   963,000    161,373
       Maxi-Cash Financial Services Corp., Ltd..........     2,918        351
   *   mDR, Ltd......................................... 3,997,000     17,482
       Mermaid Maritime PCL............................. 1,741,200    220,728
       Metro Holdings, Ltd.............................. 2,026,092  1,344,326
       Mewah International, Inc......................... 1,183,000    271,228
   #   Midas Holdings, Ltd.............................. 7,943,100  1,820,796

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
  #   Nam Cheong, Ltd..................................  6,922,840 $1,158,340
  #*  Neptune Orient Lines, Ltd........................  2,460,000  1,659,706
      New Toyo International Holdings, Ltd.............  1,624,000    271,736
  #   Noble Group, Ltd.................................  8,592,600  2,851,646
      NSL, Ltd.........................................    409,900    432,883
      OKH Global, Ltd..................................    991,900    491,666
      Olam International, Ltd..........................     83,100    111,361
  #   OSIM International, Ltd..........................  1,640,700  1,907,381
  #   Otto Marine, Ltd................................. 10,983,500    215,251
  #   OUE Hospitality Trust............................    310,500    206,033
      OUE, Ltd.........................................  1,809,700  2,554,559
  #   Oxley Holdings, Ltd..............................  1,061,700    340,240
  #   Pacific Radiance, Ltd............................    452,600    133,256
  #   Pan-United Corp., Ltd............................  1,948,600  1,066,011
      PEC, Ltd.........................................     47,000     13,706
  #   Penguin International, Ltd.......................  1,577,100    181,161
  #   Petra Foods, Ltd.................................    781,000  1,632,606
  #   Q&M Dental Group Singapore, Ltd..................  1,066,100    649,779
      QAF, Ltd.........................................  1,255,162  1,022,944
  #   Raffles Education Corp., Ltd.....................  4,176,710    880,527
      Raffles Medical Group, Ltd.......................    569,091  1,988,149
  *   RH Petrogas, Ltd.................................     66,800      9,715
  #   Rickmers Maritime................................    969,789    187,536
      Riverstone Holdings, Ltd.........................     28,700     35,597
  #   Rotary Engineering, Ltd..........................  1,443,100    432,662
      Roxy-Pacific Holdings, Ltd.......................    297,500    108,533
  *   S I2I, Ltd.......................................     31,655      9,725
      San Teh, Ltd.....................................    358,087     73,600
      SATS, Ltd........................................    593,500  1,628,829
  #   SBS Transit, Ltd.................................    926,200  1,166,615
      Sheng Siong Group, Ltd...........................  1,462,900    953,301
      SHS Holdings, Ltd................................  2,304,100    386,133
  #   Sim Lian Group, Ltd..............................  2,216,555  1,416,514
  #   Sinarmas Land, Ltd...............................  5,746,800  2,323,867
      Sing Holdings, Ltd...............................  1,134,000    256,474
      Sing Investments & Finance, Ltd..................    297,675    287,982
      Singapore Reinsurance Corp., Ltd.................  1,514,530    352,990
      Singapore Shipping Corp., Ltd....................  1,640,700    406,476
      Singapura Finance, Ltd...........................    348,124    265,281
  #*  Sino Grandness Food Industry Group, Ltd..........  2,095,300    479,756
  #   SMRT Corp., Ltd..................................  2,175,300  2,193,884
      Stamford Land Corp., Ltd.........................  3,188,100  1,335,425
      Straco Corp., Ltd................................    130,000     90,773
      Sunningdale Tech, Ltd............................  3,621,800    480,820
  #*  SunVic Chemical Holdings, Ltd....................  1,979,700    410,557
  #   Super Group, Ltd.................................  2,548,900  1,866,019
  #*  Swiber Holdings, Ltd.............................  5,790,500    626,451
  #   Swissco Holdings, Ltd............................    768,400    195,899
  #   Tat Hong Holdings, Ltd...........................  2,013,500    742,882
  *   Thakral Corp., Ltd...............................    183,065     41,023
      Tiong Woon Corp. Holding, Ltd....................  2,090,650    276,072
  #   Tuan Sing Holdings, Ltd..........................  4,076,571  1,038,929
      UMS Holdings, Ltd................................  1,888,400    701,989

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
 SINGAPORE -- (Continued)
       United Engineers, Ltd.........................  2,722,828 $    4,938,259
       United Overseas Insurance, Ltd................    181,850        641,872
 #     UOB-Kay Hian Holdings, Ltd....................  1,887,972      2,064,302
 #     UPP Holdings, Ltd.............................  2,972,500        400,757
       Valuetronics Holdings, Ltd....................    181,100         54,156
 #*    Vard Holdings, Ltd............................  3,937,100      1,303,087
       Venture Corp., Ltd............................  1,654,300      9,465,922
 #     Vibrant Group, Ltd............................  9,359,579        634,324
       Vicom, Ltd....................................    116,600        529,079
 #     Wee Hur Holdings, Ltd.........................  2,670,400        612,682
 #     Wheelock Properties Singapore, Ltd............  1,175,400      1,485,430
 #     Wing Tai Holdings, Ltd........................  2,762,267      3,795,544
       Yeo Hiap Seng, Ltd............................    223,731        243,989
       YHI International, Ltd........................  1,174,000        166,671
 #*    Yongnam Holdings, Ltd.........................  1,984,800        592,701
       Zhongmin Baihui Retail Group, Ltd.............     26,900         35,961
                                                                 --------------
 TOTAL SINGAPORE.....................................               131,625,854
                                                                 --------------
 TOTAL COMMON STOCKS.................................             1,265,133,064
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
 *     Austin Engineering Rights 08/10/15............    229,429          1,677
 *     Centrebet International, Ltd. Claim Units
         Rights......................................     81,336             --
 *     Centrebet International, Ltd. Litigation
         Rights......................................     81,336             --
 *     Duet Group, Ltd. Rights 08/10/15..............     30,316             --
                                                                 --------------
 TOTAL AUSTRALIA.....................................                     1,677
                                                                 --------------
 HONG KONG -- (0.0%)
 *     China Strategic Holdings, Ltd. Rights 08/12/15  9,438,750        188,719
 *     Enviro Energy International Holdings, Ltd.
       Warrants 11/17/16.............................  1,171,800          9,069
 *     Miramar Hotel and Investment Warrants 01/19/18    169,000         40,330
                                                                 --------------
 TOTAL HONG KONG.....................................                   238,118
                                                                 --------------
 TOTAL RIGHTS/WARRANTS...............................                   239,795
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (18.6%)
 (S)@  DFA Short Term Investment Fund................ 25,053,155    289,865,000
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,713,666,276)^^...........................            $1,555,237,859
                                                                 ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia..................         -- $  623,871,282   --    $  623,871,282
   China......................         --      8,552,870   --         8,552,870
   Hong Kong..................  2,861,489    375,550,169   --       378,411,658
   New Zealand................         --    122,671,400   --       122,671,400
   Singapore..................    509,148    131,116,706   --       131,625,854
Rights/Warrants
   Australia..................         --          1,677   --             1,677
   Hong Kong..................         --        238,118   --           238,118
Securities Lending Collateral.         --    289,865,000   --       289,865,000
                               ---------- --------------   --    --------------
TOTAL......................... $3,370,637 $1,551,867,222   --    $1,555,237,859
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
  COMMON STOCKS -- (97.3%)
  Consumer Discretionary -- (26.4%)
      4imprint Group P.L.C..............................    95,741 $ 1,829,032
  #   888 Holdings P.L.C................................   915,856   2,427,510
  *   Aga Rangemaster Group P.L.C.......................   438,333   1,263,238
      Barratt Developments P.L.C........................ 1,540,118  15,241,869
      Bellway P.L.C.....................................   634,613  23,846,639
      Berkeley Group Holdings P.L.C.....................   664,403  34,891,718
      Betfair Group P.L.C...............................   337,205  14,651,664
      Bloomsbury Publishing P.L.C.......................   274,093     698,348
      Bovis Homes Group P.L.C...........................   845,814  15,067,456
      Bwin.Party Digital Entertainment P.L.C............ 2,836,202   5,084,172
  *   Carpetright P.L.C.................................    78,008     686,814
      Centaur Media P.L.C...............................   537,905     650,967
      Chime Communications P.L.C........................   354,323   1,997,299
      Cineworld Group P.L.C............................. 1,191,284   9,512,364
      Connect Group PLC................................. 1,254,090   2,900,922
      Crest Nicholson Holdings P.L.C....................   247,361   2,106,237
      Creston P.L.C.....................................    22,394      52,986
      Daily Mail & General Trust P.L.C.................. 1,421,265  17,798,093
      Darty P.L.C....................................... 1,308,691   1,464,823
      Debenhams P.L.C................................... 6,991,186   9,568,888
      Dignity P.L.C.....................................   245,985   9,382,142
      Domino's Pizza Group P.L.C........................   851,115  11,926,686
      Dunelm Group P.L.C................................   356,684   4,988,871
  *   Enterprise Inns P.L.C............................. 2,871,766   5,034,676
      Euromoney Institutional Investor P.L.C............   285,423   4,634,442
  *   Findel P.L.C......................................   303,005     946,774
  *   Forminster P.L.C..................................    43,333          --
      Fuller Smith & Turner P.L.C. Class A..............   134,418   2,498,133
  *   Future P.L.C...................................... 1,301,863     210,824
      Games Workshop Group P.L.C........................    98,402     869,768
      Greene King P.L.C................................. 1,798,515  24,249,477
      Halfords Group P.L.C.............................. 1,190,203  10,092,178
      Headlam Group P.L.C...............................   359,509   2,671,481
      Henry Boot P.L.C..................................   417,992   1,553,177
      Home Retail Group P.L.C........................... 4,052,746  10,319,741
  *   Hornby P.L.C......................................   154,220     244,014
      Howden Joinery Group P.L.C........................ 3,359,489  25,960,728
      Huntsworth P.L.C..................................   938,084     625,412
      Inchcape P.L.C.................................... 2,259,473  28,297,451
      Informa P.L.C..................................... 3,309,192  30,760,647
      ITE Group P.L.C................................... 1,381,972   3,983,879
      JD Sports Fashion P.L.C...........................   465,078   5,841,946
      JD Wetherspoon P.L.C..............................   484,436   5,409,078
      John Menzies P.L.C................................   289,131   2,328,640
  *   Johnston Press P.L.C..............................    20,800      36,578
  #   Ladbrokes P.L.C................................... 5,357,119   9,517,798
      Laura Ashley Holdings P.L.C....................... 1,465,488     640,871
      Lookers P.L.C..................................... 1,909,310   4,827,878
      Marston's P.L.C................................... 3,359,039   8,180,344
      Millennium & Copthorne Hotels P.L.C............... 1,012,675   8,816,624

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C.........................   995,025 $  5,869,034
     MJ Gleeson P.L.C..................................   189,171    1,338,936
 *   Mothercare P.L.C..................................   686,300    2,903,110
     N Brown Group P.L.C...............................   919,875    4,559,958
 *   Ocado Group P.L.C................................. 1,264,878    7,816,775
     Pendragon P.L.C................................... 4,523,867    2,740,475
     Pets at Home Group P.L.C..........................   160,028      721,845
     Photo-Me International P.L.C......................   571,060    1,356,630
     Poundland Group P.L.C.............................   373,299    1,965,467
 *   Punch Taverns P.L.C...............................   133,442      276,180
     Rank Group P.L.C..................................   148,216      566,141
     Redrow P.L.C...................................... 1,453,828   10,563,197
     Restaurant Group P.L.C. (The)..................... 1,068,144   11,241,138
     Rightmove P.L.C...................................   477,301   27,120,298
 *   Sportech P.L.C....................................   371,065      384,989
     STV Group P.L.C...................................     4,868       36,272
 *   SuperGroup P.L.C..................................   239,090    5,403,137
     Taylor Wimpey P.L.C............................... 8,920,064   27,035,394
     Ted Baker P.L.C...................................   147,168    7,402,993
 *   Thomas Cook Group P.L.C........................... 7,408,731   13,848,105
     Topps Tiles P.L.C.................................   882,174    2,122,426
     Trinity Mirror P.L.C.............................. 1,630,776    3,384,768
     UBM P.L.C......................................... 2,290,170   18,984,362
     UTV Media P.L.C...................................   451,514    1,092,663
     Vitec Group P.L.C. (The)..........................   159,205    1,614,531
     WH Smith P.L.C....................................   687,058   16,942,373
     William Hill P.L.C................................ 4,514,393   28,522,114
     Wilmington Group P.L.C............................   334,384    1,366,648
                                                                  ------------
 Total Consumer Discretionary..........................            593,771,256
                                                                  ------------
 Consumer Staples -- (4.9%)
     A.G.BARR P.L.C....................................   417,894    3,685,390
     Anglo-Eastern Plantations P.L.C...................   104,452      973,165
     Astir Palace Vouliagmeni SA.......................   255,343    6,578,905
     Booker Group P.L.C................................ 7,358,333   20,544,275
     Britvic P.L.C..................................... 1,242,873   13,299,685
     Dairy Crest Group P.L.C...........................   743,682    6,700,276
     Devro P.L.C.......................................   935,205    4,423,298
     Greencore Group P.L.C............................. 2,256,015   11,128,296
     Greggs P.L.C......................................   547,273   11,580,093
     Hilton Food Group P.L.C...........................    24,794      170,453
     McBride P.L.C.....................................   834,446    1,564,545
 *   Premier Foods P.L.C............................... 3,800,284    2,337,780
 #   PZ Cussons P.L.C.................................. 1,312,950    7,099,281
     REA Holdings P.L.C................................    50,639      237,363
     Stock Spirits Group P.L.C.........................   186,971      570,618
     Tate & Lyle P.L.C................................. 2,371,143   20,154,393
                                                                  ------------
 Total Consumer Staples................................            111,047,816
                                                                  ------------
 Energy -- (3.9%)
 #*  Afren P.L.C....................................... 5,446,344      151,819

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
  Energy -- (Continued)
      Amec Foster Wheeler P.L.C......................... 1,488,945 $19,014,286
      Anglo Pacific Group P.L.C.........................   578,701     757,916
  *   Cairn Energy P.L.C................................ 2,512,540   6,308,294
  #*  EnQuest P.L.C..................................... 3,654,623   2,015,434
      Fortune Oil CVR................................... 6,238,485      48,712
  *   Hardy Oil & Gas P.L.C.............................    74,781      33,567
      Hunting P.L.C.....................................   712,529   5,697,620
      James Fisher & Sons P.L.C.........................   225,562   3,917,521
      John Wood Group P.L.C............................. 1,988,628  19,361,841
  *   Lamprell P.L.C.................................... 1,349,830   3,070,033
  *   Ophir Energy P.L.C................................   795,682   1,439,502
      Petrofac, Ltd..................................... 1,060,529  14,526,777
  *   Premier Oil P.L.C................................. 2,574,653   5,367,313
  #   Soco International P.L.C..........................   983,176   2,422,572
      Stobart Group, Ltd................................   677,142   1,164,924
  *   Tullow Oil P.L.C..................................   866,800   3,314,447
                                                                   -----------
  Total Energy..........................................            88,612,578
                                                                   -----------
  Financials -- (14.4%)
      Amlin P.L.C....................................... 2,669,540  21,250,597
      Arrow Global Group P.L.C..........................    47,762     201,145
  #   Ashmore Group P.L.C............................... 1,818,209   7,535,785
      Bank of Georgia Holdings P.L.C....................   140,596   4,375,535
      Beazley P.L.C..................................... 2,583,691  13,604,286
      Brewin Dolphin Holdings P.L.C..................... 1,461,244   7,173,757
      Capital & Counties Properties P.L.C...............   459,047   3,303,844
      Capital & Regional P.L.C..........................   431,819     416,544
      Charles Stanley Group P.L.C.......................   122,025     707,641
      Charles Taylor P.L.C..............................   192,071     725,994
      Chesnara P.L.C....................................   577,837   3,053,620
      Close Brothers Group P.L.C........................   769,124  17,429,043
      Countrywide P.L.C.................................   202,236   1,644,529
      Daejan Holdings P.L.C.............................    30,985   3,126,990
      Development Securities P.L.C......................   611,604   2,561,477
      esure Group P.L.C.................................   369,015   1,555,283
      Foxtons Group P.L.C...............................   119,813     455,618
      Hansard Global P.L.C..............................    16,468      28,256
  *   Harworth Group P.L.C..............................   306,801      59,295
      Helical Bar P.L.C.................................   646,023   4,289,612
      Henderson Group P.L.C............................. 5,607,542  24,902,494
      Hiscox, Ltd....................................... 1,483,109  21,420,544
      ICAP P.L.C........................................ 2,839,958  22,845,361
      IG Group Holdings P.L.C........................... 1,890,472  22,059,546
  *   Industrial & Commercial Holdings P.L.C............     5,000          --
      Intermediate Capital Group P.L.C..................   473,796   4,306,663
      International Personal Finance P.L.C..............   667,182   4,149,275
  *   IP Group P.L.C.................................... 1,317,683   4,176,565
      Jardine Lloyd Thompson Group P.L.C................   631,118  10,234,966
      Jupiter Fund Management P.L.C..................... 1,843,563  13,501,364
      Just Retirement Group P.L.C.......................    28,367      85,573
      Lancashire Holdings, Ltd.......................... 1,026,930  10,331,099
      LSL Property Services P.L.C.......................   316,857   1,856,103
      Man Group P.L.C................................... 9,464,717  23,999,765

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
 Financials -- (Continued)
     Novae Group P.L.C.................................   302,478 $  3,424,403
     Partnership Assurance Group P.L.C.................     5,901       13,815
     Phoenix Group Holdings............................   989,658   13,159,571
 *   Quintain Estates & Development P.L.C.............. 2,734,862    5,619,880
     Rathbone Brothers P.L.C...........................   160,021    5,692,372
 *   Raven Russia, Ltd................................. 1,102,639      908,885
     S&U P.L.C.........................................    20,417      795,317
     Savills P.L.C.....................................   661,269   10,104,141
     ST Modwen Properties P.L.C........................   990,855    7,364,447
     Tullett Prebon P.L.C.............................. 1,178,000    7,445,750
     UNITE Group P.L.C. (The).......................... 1,114,826   10,976,879
 *   Waterloo Investment Holdings, Ltd.................     5,979          654
     XL Group P.L.C....................................    40,125    1,525,553
                                                                  ------------
 Total Financials......................................            324,399,836
                                                                  ------------
 Health Care -- (3.2%)
 #*  Alizyme P.L.C.....................................   660,805           --
     Bioquell P.L.C....................................    90,893      199,570
 *   BTG P.L.C......................................... 1,329,188   13,552,450
 *   Circassia Pharmaceuticals P.L.C...................    89,359      419,418
     Consort Medical P.L.C.............................   233,849    3,404,784
     Dechra Pharmaceuticals P.L.C......................   435,176    6,683,788
     Genus P.L.C.......................................   288,920    6,492,713
     Hikma Pharmaceuticals P.L.C.......................   391,245   14,615,663
 *   Indivior P.L.C....................................   301,757    1,243,833
 *   Oxford Biomedica P.L.C............................ 2,448,708      353,543
 *   Skyepharma P.L.C..................................   322,164    1,407,724
 *   Synergy Health P.L.C..............................   300,498    8,168,942
     UDG Healthcare P.L.C.............................. 1,200,579    9,404,119
 *   Vectura Group P.L.C............................... 2,022,409    5,664,181
                                                                  ------------
 Total Health Care.....................................             71,610,728
                                                                  ------------
 Industrials -- (23.6%)
     Air Partner P.L.C.................................    40,969      266,830
     Alumasc Group P.L.C. (The)........................   120,110      291,807
     Avon Rubber P.L.C.................................    92,516    1,163,174
 *   Balfour Beatty P.L.C.............................. 3,614,898   13,287,805
     BBA Aviation P.L.C................................ 2,696,604   12,483,334
     Berendsen P.L.C...................................   875,545   13,984,832
     Bodycote P.L.C.................................... 1,210,345   12,893,572
     Braemar Shipping Services P.L.C...................    84,411      621,617
 #   Brammer P.L.C.....................................   595,818    3,018,366
 #   Camellia P.L.C....................................     1,651      244,916
     Cape P.L.C........................................   652,419    2,372,443
 #   Carillion P.L.C................................... 2,262,152   12,210,254
     Carr's Group P.L.C................................   343,111      878,740
     Castings P.L.C....................................   157,187    1,057,619
     Chemring Group P.L.C.............................. 1,175,355    4,322,730
     Clarkson P.L.C....................................    59,855    2,582,074
     Cobham P.L.C...................................... 5,783,297   23,563,222
     Communisis P.L.C.................................. 1,077,829      818,399
     Costain Group P.L.C...............................   403,810    2,107,639

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
  Industrials -- (Continued)
      DCC P.L.C.........................................   441,845 $34,916,445
      De La Rue P.L.C...................................   534,645   4,210,946
  #*  Dialight P.L.C....................................    72,337     616,646
      Diploma P.L.C.....................................   595,955   6,905,075
      Fenner P.L.C...................................... 1,094,548   2,847,049
  *   Firstgroup P.L.C.................................. 5,887,066  10,590,932
      Galliford Try P.L.C...............................   390,221  10,804,279
      Go-Ahead Group P.L.C..............................   235,462   9,364,373
      Goodwin P.L.C.....................................       383      15,106
      Grafton Group P.L.C...............................   903,961  10,154,239
      Harvey Nash Group P.L.C...........................    46,693      75,556
      Hays P.L.C........................................ 7,231,761  18,800,480
      HellermannTyton Group P.L.C.......................    19,913     146,519
      Hogg Robinson Group P.L.C.........................   134,014     140,184
      HomeServe P.L.C................................... 1,344,173   9,148,212
      IMI P.L.C.........................................   888,298  14,696,676
      Interserve P.L.C..................................   737,661   7,425,987
      Keller Group P.L.C................................   385,812   6,364,563
      Kier Group P.L.C..................................   414,672   9,330,722
      Latchways P.L.C...................................    35,007     406,068
      Lavendon Group P.L.C..............................   798,416   2,274,927
      Management Consulting Group P.L.C................. 1,467,589     361,543
      Mears Group P.L.C.................................   547,340   3,335,274
      Meggitt P.L.C.....................................   324,652   2,352,510
      Melrose Industries P.L.C.......................... 5,316,813  22,938,041
      Michael Page International P.L.C.................. 1,474,486  12,604,683
      Mitie Group P.L.C................................. 1,946,549   9,778,972
      Morgan Advanced Materials P.L.C................... 1,562,127   8,646,138
      Morgan Sindall Group P.L.C........................   193,501   2,451,082
      National Express Group P.L.C...................... 2,259,759  10,677,434
      Norcros P.L.C.....................................   127,268      40,072
      Northgate P.L.C...................................   726,631   6,211,033
      PayPoint P.L.C....................................   242,075   3,780,662
      QinetiQ Group P.L.C............................... 3,168,206  11,716,590
      Regus P.L.C....................................... 3,349,423  14,690,589
  *   Renold P.L.C......................................   193,435     232,176
      Rentokil Initial P.L.C............................ 9,327,890  21,416,515
      Ricardo P.L.C.....................................   272,798   3,832,799
      Robert Walters P.L.C..............................   385,140   2,719,296
      Rotork P.L.C...................................... 4,385,840  14,641,347
      RPS Group P.L.C................................... 1,252,021   4,178,361
      Senior P.L.C...................................... 2,152,947   9,766,257
  *   Serco Group P.L.C.................................   595,824   1,197,675
  *   Severfield P.L.C.................................. 1,262,597   1,420,221
      Shanks Group P.L.C................................ 2,407,651   3,742,314
      SIG P.L.C......................................... 3,197,918  10,425,715
      Speedy Hire P.L.C................................. 2,890,020   2,332,581
      Spirax-Sarco Engineering P.L.C....................   375,083  19,416,913
      St Ives P.L.C.....................................   657,471   1,821,499
      Stagecoach Group P.L.C............................ 2,171,102  13,241,885
      Sthree P.L.C......................................   407,731   2,478,312
      T Clarke P.L.C....................................   147,457     180,231
      Tarsus Group P.L.C................................   207,820     715,099

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
 Industrials -- (Continued)
     Tribal Group P.L.C................................   151,222 $    378,254
     Trifast P.L.C.....................................   447,201      876,348
     UK Mail Group P.L.C...............................   190,510    1,515,215
     Ultra Electronics Holdings P.L.C..................   359,985    9,796,403
     Vesuvius P.L.C.................................... 1,399,956    8,929,141
 #*  Volex P.L.C.......................................   307,047      417,449
     Vp P.L.C..........................................   161,571    1,963,214
 *   Wincanton P.L.C...................................   576,136    1,676,376
     WS Atkins P.L.C...................................   506,584   12,417,901
     XP Power, Ltd.....................................    74,995    1,922,035
                                                                  ------------
 Total Industrials.....................................            530,640,512
                                                                  ------------
 Information Technology -- (8.9%)
     Acal P.L.C........................................   202,289      937,924
 *   Anite P.L.C....................................... 1,629,701    3,200,569
     Aveva Group P.L.C.................................   307,022   10,559,347
     Computacenter P.L.C...............................   389,289    4,619,346
 *   CSR P.L.C.........................................   916,815   12,853,726
     E2V Technologies P.L.C............................   751,282    2,627,393
     Electrocomponents P.L.C........................... 2,464,891    7,660,660
     Fidessa Group P.L.C...............................   165,096    6,183,336
 *   Filtronic P.L.C...................................     4,262          500
     Halma P.L.C....................................... 1,965,372   23,207,520
 #*  Imagination Technologies Group P.L.C.............. 1,352,083    4,942,495
     Innovation Group P.L.C............................ 5,088,155    2,558,507
     Laird P.L.C....................................... 1,502,201    9,236,452
     Micro Focus International P.L.C...................   671,015   14,635,556
     Moneysupermarket.com Group P.L.C.................. 1,983,042    9,068,292
     NCC Group P.L.C...................................   560,729    2,058,678
     Oxford Instruments P.L.C..........................   184,343    2,630,035
 *   Pace P.L.C........................................ 1,453,325    8,235,822
     Playtech P.L.C.................................... 1,027,957   14,532,911
     Premier Farnell P.L.C............................. 2,086,501    4,419,137
     Renishaw P.L.C....................................   181,974    5,933,498
     RM P.L.C..........................................   318,504      845,355
     SDL P.L.C.........................................   401,780    2,514,065
     Sepura P.L.C......................................   249,188      606,038
     Spectris P.L.C....................................   615,718   18,755,165
     Spirent Communications P.L.C...................... 2,870,632    4,186,931
     Telecity Group P.L.C.............................. 1,011,062   17,254,262
     TT electronics P.L.C..............................   823,063    1,907,146
     Xaar P.L.C........................................   310,856    2,517,243
     Xchanging P.L.C................................... 1,317,646    2,001,116
                                                                  ------------
 Total Information Technology..........................            200,689,025
                                                                  ------------
 Materials -- (7.5%)
     Acacia Mining P.L.C...............................   711,371    2,664,357
 *   Alent P.L.C....................................... 1,291,364    9,554,539
     British Polythene Industries P.L.C................   137,146    1,521,462
     Carclo P.L.C......................................   213,640      476,281
     Centamin P.L.C.................................... 6,175,110    5,336,243
     Croda International P.L.C.........................   447,752   21,231,940

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
 Materials -- (Continued)
       DS Smith P.L.C...............................  4,938,232 $   30,845,611
       Elementis P.L.C..............................  2,320,986      9,287,804
       Essentra P.L.C...............................  1,327,499     18,898,029
 *     Evraz P.L.C..................................  1,320,704      2,076,837
       Ferrexpo P.L.C...............................    922,725        832,104
       Gem Diamonds, Ltd............................    546,319      1,090,495
       Hill & Smith Holdings P.L.C..................    420,222      4,547,602
 #*    Hochschild Mining P.L.C......................    797,908        967,618
 #*    KAZ Minerals P.L.C...........................  1,340,932      3,385,050
 #*    Lonmin P.L.C.................................  2,126,996      1,728,939
       Low & Bonar P.L.C............................  1,106,356      1,224,019
       Marshalls P.L.C..............................    975,540      4,870,500
 #*    Petra Diamonds, Ltd..........................  1,551,908      3,640,046
 #*    Petropavlovsk P.L.C.......................... 14,546,334      1,358,366
       Rexam P.L.C..................................    861,780      7,479,982
       RPC Group P.L.C..............................  1,260,374     13,380,864
       Synthomer P.L.C..............................  1,307,065      6,553,334
 #     Vedanta Resources P.L.C......................    464,354      2,888,862
       Victrex P.L.C................................    408,486     12,335,030
       Zotefoams P.L.C..............................     93,537        430,929
                                                                --------------
 Total Materials....................................               168,606,843
                                                                --------------
 Telecommunication Services -- (2.8%)
       Cable & Wireless Communications P.L.C........ 17,878,058     17,863,177
 *     Colt Group SA................................  1,542,187      4,520,355
       Inmarsat P.L.C...............................  1,673,526     23,174,713
       Kcom Group P.L.C.............................  3,069,403      4,528,269
 #     TalkTalk Telecom Group P.L.C.................  2,611,397     12,276,365
                                                                --------------
 Total Telecommunication Services...................                62,362,879
                                                                --------------
 Utilities -- (1.7%)
       Dee Valley Group P.L.C.......................     12,109        265,687
       Drax Group P.L.C.............................  2,075,260      9,659,830
       Pennon Group P.L.C...........................  2,002,765     25,493,875
 #     Telecom Plus P.L.C...........................    186,307      3,528,993
                                                                --------------
 Total Utilities....................................                38,948,385
                                                                --------------
 TOTAL COMMON STOCKS................................             2,190,689,858
                                                                --------------
 SECURITIES LENDING COLLATERAL -- (2.7%)
 (S)@  DFA Short Term Investment Fund...............  5,310,530     61,442,829
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,627,626,345)^^..........................            $2,252,132,687
                                                                ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  593,771,256   --    $  593,771,256
   Consumer Staples...........         --    111,047,816   --       111,047,816
   Energy.....................         --     88,612,578   --        88,612,578
   Financials................. $1,525,553    322,874,283   --       324,399,836
   Health Care................         --     71,610,728   --        71,610,728
   Industrials................         --    530,640,512   --       530,640,512
   Information Technology.....  2,001,116    198,687,909   --       200,689,025
   Materials..................         --    168,606,843   --       168,606,843
   Telecommunication Services.         --     62,362,879   --        62,362,879
   Utilities..................         --     38,948,385   --        38,948,385
Securities Lending Collateral.         --     61,442,829   --        61,442,829
                               ---------- --------------   --    --------------
TOTAL......................... $3,526,669 $2,248,606,018   --    $2,252,132,687
                               ========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
 COMMON STOCKS -- (91.5%)
 AUSTRIA -- (2.4%)
     Agrana Beteiligungs AG...............................  16,785 $ 1,454,977
 #   AMAG Austria Metall AG...............................   3,703     136,947
     Andritz AG...........................................  13,798     769,560
     Atrium European Real Estate, Ltd..................... 593,863   2,761,180
     Austria Technologie & Systemtechnik AG............... 154,803   2,623,465
 #   BUWOG AG............................................. 188,814   3,806,501
     CA Immobilien Anlagen AG............................. 180,445   3,245,180
 #*  Conwert Immobilien Invest SE......................... 316,213   3,839,233
     DO & CO AG...........................................  27,959   2,918,500
     EVN AG............................................... 199,009   2,244,682
     Flughafen Wien AG....................................  16,474   1,421,648
 *   IMMOFINANZ AG........................................  15,360      37,726
     Josef Manner & Co. AG................................     870      44,904
 *   Kapsch TrafficCom AG.................................  30,685     804,480
     Lenzing AG...........................................  51,632   3,763,127
     Mayr Melnhof Karton AG...............................  49,254   5,701,694
     Oberbank AG..........................................  39,176   2,241,525
     Oesterreichische Post AG............................. 194,685   8,697,753
     Palfinger AG.........................................  76,783   2,359,852
     POLYTEC Holding AG...................................  92,160     789,302
     Porr AG..............................................  47,954   1,405,593
 *   Raiffeisen Bank International AG..................... 327,981   4,807,043
     RHI AG............................................... 135,561   3,363,360
     Rosenbauer International AG..........................  18,560   1,609,244
     S IMMO AG............................................ 308,031   2,744,164
 #   Schoeller-Bleckmann Oilfield Equipment AG............  52,123   2,947,937
     Semperit AG Holding..................................  69,369   2,880,302
     Strabag SE...........................................  99,312   2,407,499
     Telekom Austria AG...................................  68,518     463,548
     UBM Development AG...................................     314      13,061
     UNIQA Insurance Group AG............................. 540,811   5,110,545
     Verbund AG...........................................  48,107     745,014
     Vienna Insurance Group AG Wiener Versicherung Gruppe.  38,488   1,327,426
     Wienerberger AG...................................... 552,075   9,119,693
 *   Wolford AG...........................................  11,252     277,184
     Zumtobel Group AG.................................... 166,510   5,188,332
                                                                   -----------
 TOTAL AUSTRIA............................................          94,072,181
                                                                   -----------
 BELGIUM -- (4.1%)
 #*  Ablynx NV............................................ 303,349   4,439,394
     Ackermans & van Haaren NV............................ 134,383  20,549,362
 *   AGFA-Gevaert NV...................................... 965,465   2,908,681
     Atenor Group.........................................   6,678     303,648
     Banque Nationale de Belgique.........................     986   3,367,576
     Barco NV.............................................  65,535   4,336,680
 #   Bekaert SA........................................... 183,930   5,377,520
 *   BHF Kleinwort Benson Group........................... 329,899   1,940,192
     bpost SA............................................. 190,072   5,378,932
     Cie d'Entreprises CFE................................  49,147   6,558,223
     Cie Immobiliere de Belgique SA.......................  14,373     770,846
 #*  Cie Maritime Belge SA................................  63,930   1,009,170

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
      Co.Br.Ha Societe Commerciale de Brasserie SA.....       111 $    327,958
      D'ieteren SA.....................................   127,717    4,672,331
      Deceuninck NV....................................   358,205      934,428
      Econocom Group SA................................   343,333    3,174,506
      Elia System Operator SA..........................   169,789    7,119,813
      Euronav NV.......................................   579,855    8,857,751
      EVS Broadcast Equipment SA.......................    74,156    2,092,386
  #   Exmar NV.........................................   174,456    2,091,891
      Fagron...........................................   127,980    6,010,893
  *   Galapagos NV.....................................   148,075    8,876,079
      Gimv NV..........................................    14,240      703,506
  *   Hamon & CIE SA...................................     4,508       45,699
      Ion Beam Applications............................   115,719    3,603,582
      Jensen-Group NV..................................    13,482      299,817
      Kinepolis Group NV...............................    94,699    3,824,317
  #   Lotus Bakeries...................................     1,454    2,155,298
  #*  MDxHealth........................................   180,487      947,846
      Melexis NV.......................................   113,838    6,090,329
  *   Mobistar SA......................................   167,280    3,625,762
  #*  Nyrstar NV....................................... 1,759,895    5,173,731
  *   Option NV........................................    88,624       22,356
      Picanol..........................................    28,800    1,776,346
  *   RealDolmen.......................................     8,137      176,078
      RealDolmen NV....................................       120            2
      Recticel SA......................................   212,339    1,261,915
  *   Rentabiliweb Group...............................    18,045      132,698
      Resilux..........................................     5,006      921,472
  *   Roularta Media Group NV..........................    10,263      165,436
      Sioen Industries NV..............................    50,430      921,174
      Sipef SA.........................................    29,613    1,528,113
      TER Beke SA......................................     2,260      198,099
  *   Tessenderlo Chemie NV............................   190,301    7,460,366
  #*  ThromboGenics NV.................................   159,152      880,225
      Umicore SA.......................................   357,641   15,667,586
      Van de Velde NV..................................    36,017    2,246,406
  *   Viohalco SA......................................   583,796    1,514,042
                                                                  ------------
  TOTAL BELGIUM........................................            162,440,461
                                                                  ------------
  DENMARK -- (4.5%)
      ALK-Abello A.S...................................    30,494    3,724,015
      Alm Brand A.S....................................   468,716    3,016,863
  #   Ambu A.S. Class B................................   124,859    3,411,958
      Arkil Holding A.S. Class B.......................       504      102,260
  #*  Bang & Olufsen A.S...............................   167,328    1,556,130
      BankNordik P/F...................................     1,753       32,193
  *   Bavarian Nordic A.S..............................   143,640    6,787,842
      Brodrene Hartmann A.S............................    13,519      478,034
  #*  D/S Norden A.S...................................   132,398    3,467,677
      Dfds A.S.........................................    31,242    4,291,894
      Djurslands Bank A.S..............................     8,970      311,777
      FE Bording A.S...................................       426       53,038
  #   FLSmidth & Co. A.S...............................   260,041   11,659,408
      Fluegger A.S. Class B............................     4,198      248,773

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  DENMARK -- (Continued)
  *   Genmab A.S.......................................   217,338 $ 20,478,600
      GN Store Nord A.S................................   826,732   16,816,118
  *   GPV Industri A.S. Series B.......................     2,200           --
  *   Greentech Energy Systems A.S.....................    12,775       16,271
      Gronlandsbanken A.S..............................     1,125      101,410
  *   H Lundbeck A.S...................................   248,731    5,883,173
  *   H+H International A.S. Class B...................    40,093      354,010
      Harboes Bryggeri A.S. Class B....................    16,516      250,980
      IC Group A.S.....................................    38,440    1,051,963
  *   Jeudan A.S.......................................     5,116      577,497
  *   Jyske Bank A.S...................................   198,352   10,363,366
      Lan & Spar Bank..................................     4,981      316,529
      NKT Holding A.S..................................   121,196    6,795,714
      Nordjyske Bank A.S...............................    25,657      465,313
  *   Parken Sport & Entertainment A.S.................    33,556      302,262
      PER Aarsleff A.S. Class B........................    10,732    3,683,123
      Ringkjoebing Landbobank A.S......................    23,199    5,086,059
      Roblon A.S. Class B..............................     2,700      125,220
      Rockwool International A.S. Class B..............    30,771    4,590,871
      Royal Unibrew A.S................................   227,860    7,456,649
  #   RTX A.S..........................................    29,629      411,677
  *   Santa Fe Group A.S...............................    67,465      556,401
      Schouw & Co......................................    71,589    3,888,284
      SimCorp A.S......................................   209,269    8,934,440
      Solar A.S. Class B...............................    26,813    1,468,408
      Spar Nord Bank A.S...............................   371,399    4,365,059
      Sydbank A.S......................................   351,217   13,295,719
      Tivoli A.S.......................................       937      541,639
  #*  TK Development A.S...............................   547,584      735,070
  *   Topdanmark A.S...................................   491,266   13,575,031
  *   Topsil Semiconductor Matls.......................   886,257       54,313
  #   United International Enterprises.................    10,218    1,719,519
  #*  Vestjysk Bank A.S................................    53,413       76,013
  *   William Demant Holding A.S.......................    29,660    2,261,678
  #*  Zealand Pharma A.S...............................    62,015    1,345,600
                                                                  ------------
  TOTAL DENMARK........................................            177,085,841
                                                                  ------------
  FINLAND -- (6.7%)
      Afarak Group Oyj.................................    71,001       32,274
      Ahlstrom Oyj.....................................    46,794      396,317
      Aktia Bank Oyj...................................    58,113      717,698
      Alandsbanken Abp Class B.........................    21,354      405,368
      Alma Media Oyj...................................   268,739      878,559
      Amer Sports Oyj..................................   641,324   18,705,478
      Apetit Oyj.......................................    18,766      291,378
  #   Aspo Oyj.........................................    92,762      771,581
      Atria Oyj........................................    44,898      438,381
      BasWare Oyj......................................    43,305    2,110,575
  #*  Biotie Therapies Oyj............................. 1,615,563      366,186
  #   Bittium Oyj......................................   355,564    1,859,978
      Cargotec Oyj.....................................   238,920    8,306,245
      Caverion Corp....................................   522,975    5,314,205
      Citycon Oyj...................................... 2,156,160    5,722,253

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FINLAND -- (Continued)
      Comptel Oyj......................................   326,527 $   487,979
      Cramo Oyj........................................   185,070   3,739,368
      Digia Oyj........................................    48,912     233,844
      Elisa Oyj........................................   734,075  24,714,555
  #   F-Secure Oyj.....................................   524,454   1,617,758
  *   Finnair Oyj......................................   413,220   1,293,659
  #*  Finnlines Oyj....................................   120,809   2,274,549
  #   Fiskars Oyj Abp..................................   190,312   4,059,935
  *   GeoSentric Oyj...................................   244,900          --
      Glaston Oyj Abp..................................    46,084      27,130
      HKScan Oyj Class A...............................   142,670     781,322
      Huhtamaki Oyj....................................   467,536  16,592,252
      Ilkka-Yhtyma Oyj.................................    61,503     148,869
      Kemira Oyj.......................................   637,200   8,230,170
      Kesko Oyj Class A................................     1,480      53,717
      Kesko Oyj Class B................................   345,206  13,436,620
      Konecranes Oyj...................................   262,339   8,121,430
  #   Lassila & Tikanoja Oyj...........................   171,857   3,363,174
  *   Lemminkainen Oyj.................................    30,098     394,277
      Metsa Board Oyj.................................. 1,498,878  10,678,995
  #   Metso Oyj........................................   435,774  11,988,627
  #   Munksjo Oyj......................................    24,345     234,507
      Neste Oyj........................................   395,051  11,006,577
      Nokian Renkaat Oyj...............................   623,433  18,735,472
      Okmetic Oyj......................................    66,625     527,994
      Olvi Oyj Class A.................................    68,749   2,000,158
  *   Oriola-KD Oyj Class A............................     6,054      28,883
  *   Oriola-KD Oyj Class B............................   628,439   3,059,615
      Orion Oyj Class A................................   126,645   5,244,697
      Orion Oyj Class B................................   420,544  17,556,787
  #*  Outokumpu Oyj.................................... 1,055,895   4,890,995
  #   Outotec Oyj......................................   695,264   4,656,505
      PKC Group Oyj....................................   115,436   2,529,684
      Ponsse Oy........................................    45,516     732,250
  #*  Poyry Oyj........................................   188,253     795,184
      Raisio Oyj Class V...............................   548,453   2,494,886
      Ramirent Oyj.....................................   336,343   2,650,607
      Rapala VMC Oyj...................................   109,543     636,431
      Revenio Group Oyj................................    23,248     543,644
      Saga Furs Oyj....................................    10,953     286,561
  #   Sanoma Oyj.......................................   368,215   1,347,006
      SRV Group Oyj....................................     9,181      36,618
  *   Stockmann Oyj Abp(5462371).......................    42,474     300,286
  #*  Stockmann Oyj Abp(5462393).......................   141,026   1,035,895
      Technopolis Oyj..................................   562,359   2,309,064
      Teleste Oyj......................................    51,802     423,395
      Tieto Oyj........................................   295,694   7,571,329
      Tikkurila Oyj....................................   190,569   3,675,360
  #   Uponor Oyj.......................................   283,661   4,497,328
  #   Vaisala Oyj Class A..............................    44,325   1,168,096
      Valmet OYJ.......................................   280,006   3,313,850
      Viking Line Abp..................................    10,366     189,894

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
      YIT Oyj..........................................   484,437 $  2,918,920
                                                                  ------------
  TOTAL FINLAND........................................            265,953,184
                                                                  ------------
  FRANCE -- (11.4%)
      ABC Arbitrage....................................    25,447      135,150
      Actia Group......................................    48,398      364,940
  #*  Air France-KLM................................... 1,111,495    7,951,262
      Akka Technologies................................    46,502    1,547,076
      Albioma SA.......................................    99,556    1,651,568
      Altamir..........................................    78,941      951,214
      Alten SA.........................................   135,328    6,819,888
      Altran Technologies SA...........................   771,932    9,114,544
      April SA.........................................    74,473    1,004,953
  #*  Archos...........................................   111,720      258,151
      Arkema SA........................................   147,303   11,478,584
      Assystem.........................................    63,007    1,243,756
      Aubay............................................    23,726      442,857
      Audika Groupe....................................    22,298      432,147
      Aurea SA.........................................       953        5,871
      Axway Software SA................................    28,746      722,667
      Bastide le Confort Medical.......................     8,920      194,731
      Beneteau SA......................................   196,246    3,335,024
      BioMerieux.......................................    71,574    8,316,211
      Boiron SA........................................    38,334    4,243,987
      Bollore SA.......................................   756,573    4,190,652
      Bonduelle S.C.A..................................    76,003    2,179,042
      Burelle SA.......................................     3,739    2,880,359
      Catering International Services..................    14,124      280,300
  *   Cegedim SA.......................................    21,832      957,406
      Cegid Group SA...................................    26,749    1,156,460
  #*  CGG SA...........................................   776,088    3,876,831
      Chargeurs SA.....................................    91,724      774,306
      Cie des Alpes....................................    38,937      780,240
  *   Derichebourg SA..................................   554,692    1,967,091
      Devoteam SA......................................    26,531      770,041
      Dom Security.....................................     2,500       88,778
      Edenred..........................................   455,063   11,342,506
      Eiffage SA.......................................   192,847   11,598,316
      Electricite de Strasbourg SA.....................    21,168    2,610,961
  #*  Eramet...........................................    28,909    1,903,939
  *   Esso SA Francaise................................    14,431    1,009,351
  *   Etablissements Maurel et Prom....................   415,136    2,657,818
      Euler Hermes Group...............................    51,825    5,399,297
      Eurofins Scientific SE...........................    47,119   15,450,480
      Exel Industries Class A..........................    10,330      600,714
      Faiveley Transport SA............................    34,183    3,572,623
      Faurecia.........................................   306,467   11,758,360
      Fimalac..........................................    30,457    2,682,477
      Fleury Michon SA.................................     5,962      401,925
  #*  GameLoft SE......................................   305,202    1,443,381
      Gaumont SA.......................................    13,521      686,343
      Gaztransport Et Technigaz SA.....................    27,642    1,686,299
      GEA..............................................     2,433      220,278

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   FRANCE -- (Continued)
   #*  GECI International...............................  59,392 $        --
       Gevelot SA.......................................   3,466     490,593
   #   GFI Informatique SA..............................     868       6,002
       GL Events........................................  46,718   1,055,496
       Groupe Crit......................................  23,459   1,338,396
       Groupe Flo.......................................  35,997      98,635
   *   Groupe Fnac......................................  34,018   2,055,396
   #   Groupe Gorge.....................................  20,272     574,105
       Groupe Open......................................  26,685     373,582
       Guerbet..........................................  33,267   2,140,980
   #   Haulotte Group SA................................  70,603   1,332,390
       Havas SA......................................... 157,967   1,357,573
       Herige SADCS.....................................   6,914     203,578
   #   Hi-Media SA......................................  18,026     218,617
   #   Hipay Group SA...................................  24,579     353,620
       Imerys SA........................................  16,259   1,224,960
       Ingenico Group...................................     180      23,577
       Interparfums SA..................................  48,452   1,382,996
       Ipsen SA......................................... 170,560  10,990,054
       IPSOS............................................ 157,866   3,960,531
       Jacquet Metal Service............................  67,512   1,259,354
       Korian SA........................................ 191,713   6,832,954
       Lagardere SCA.................................... 619,304  18,521,267
   #   Lanson-BCC.......................................   8,795     342,773
       Laurent-Perrier..................................  12,372   1,133,814
   #*  Le Noble Age.....................................  20,441     487,297
       Lectra........................................... 116,672   1,692,072
       Linedata Services................................   2,105      66,842
       LISI.............................................  91,883   2,481,228
       Maisons France Confort SA........................  15,298     675,127
       Manitou BF SA....................................  48,399     941,142
       Manutan International............................  14,076     734,988
       Mersen...........................................  71,811   1,696,467
   #*  METabolic EXplorer SA............................ 125,599     523,771
       Metropole Television SA.......................... 293,607   5,941,164
       MGI Coutier......................................  48,225     783,484
       Montupet.........................................  36,225   2,796,167
       Mr Bricolage.....................................  30,731     448,865
   #   Naturex..........................................  30,862   2,442,296
   #   Neopost SA....................................... 173,646   6,975,287
   *   Nexans SA........................................ 175,006   7,119,816
   #   Nexity SA........................................ 159,595   7,038,774
       NextRadioTV......................................  30,079   1,211,646
   #*  NRJ Group........................................  70,145     652,149
       Oeneo SA.........................................  55,721     412,908
   *   Onxeo SA(B04P0G6)................................  38,734     202,120
   #*  Onxeo SA(BPFJVR0)................................  48,958     257,801
   *   Orco Property Group SA........................... 102,006      32,497
       Orpea............................................ 162,486  12,262,896
       Paris Orleans SA.................................   9,028     276,809
   *   Parrot SA........................................  46,115   2,092,046
   *   Pierre & Vacances SA.............................  25,491     829,012
       Plastic Omnium SA................................ 318,364   8,953,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      PSB Industries SA................................     8,161 $    478,544
      Rallye SA........................................   120,177    3,533,775
  #*  Recylex SA.......................................    83,164      148,591
      Rexel SA.........................................   689,725   10,862,255
      Robertet SA......................................     3,063      753,933
      Rubis SCA........................................   195,671   14,063,778
      Saft Groupe SA...................................   156,473    6,381,775
      Samse SA.........................................     8,068    1,054,317
      Sartorius Stedim Biotech.........................    17,869    5,574,167
  #   Savencia SA......................................    33,142    2,107,500
      SEB SA...........................................   120,657   12,178,239
      Seche Environnement SA...........................    11,799      443,240
  #*  Sequana SA.......................................   133,106      715,913
      Societe d'Edition de Canal +.....................   280,552    2,459,145
  #   Societe des Bains de Mer et du Cercle des
        Etrangers a Monaco.............................    60,258    2,256,942
      Societe Internationale de Plantations d'Heveas SA     7,523      280,809
      Societe Marseillaise du Tunnel Prado-Carenage SA.     3,434      124,394
      Societe pour l'Informatique Industrielle.........    39,566      321,956
      Societe Television Francaise 1...................   621,656   10,677,318
  #*  SOITEC........................................... 1,025,058      832,521
  #*  Solocal Group.................................... 5,109,939    2,294,626
  #   Somfy SA.........................................    21,025    6,549,449
  #   Sopra Steria Group...............................    71,274    6,809,447
  *   Spir Communication SA............................     4,687       61,612
      Stallergenes SA..................................    12,201      769,076
  #*  Ste Industrielle d'Aviation Latecoere SA.........    59,653      621,345
      Stef SA..........................................    28,166    1,908,727
  #*  Store Electronic.................................    12,202      161,071
      Sword Group......................................    30,475      723,677
      Synergie SA......................................    70,320    1,923,969
      Technicolor SA................................... 1,482,868   11,696,328
      Teleperformance..................................   303,652   22,524,333
      Tessi SA.........................................     6,807      739,152
      TFF Group........................................     4,849      556,531
  *   Theolia SA.......................................   614,855      418,159
  #   Thermador Groupe.................................    12,764    1,132,647
      Total Gabon......................................     1,515      364,129
      Touax SA.........................................     4,773       78,179
      Trigano SA.......................................    46,958    2,062,090
  *   UBISOFT Entertainment............................   521,852   10,138,781
      Union Financiere de France BQE SA................    16,855      500,578
      Vallourec SA.....................................   246,190    4,028,889
  #*  Valneva SE.......................................   218,939      953,893
      Vetoquinol SA....................................    16,625      696,600
      Vicat............................................    69,170    5,144,200
      VIEL & Cie SA....................................   161,700      542,880
  #   Vilmorin & Cie SA................................    26,220    2,180,924
      Virbac SA........................................    22,063    5,231,937
      Vranken-Pommery Monopole SA......................    18,262      570,178
                                                                  ------------
  TOTAL FRANCE.........................................            449,072,589
                                                                  ------------
  GERMANY -- (14.7%)
  #*  AAP Implantate AG................................     1,361        3,763

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
       Aareal Bank AG................................... 409,233 $16,695,449
       Adler Modemaerkte AG.............................  41,855     516,590
   *   ADVA Optical Networking SE....................... 194,362   2,258,808
   *   Air Berlin P.L.C.................................  67,739      85,050
   #*  Aixtron SE....................................... 396,410   2,351,312
   *   Aligna AG........................................ 318,087          --
       All for One Steeb AG.............................     519      33,508
       Allgeier SE......................................  25,710     490,808
       Amadeus Fire AG..................................  26,303   2,586,549
   *   AS Creation Tapeten..............................   7,109     230,359
       Aurubis AG....................................... 173,775  10,395,777
       Axel Springer SE................................. 134,040   7,512,412
   #*  Balda AG......................................... 123,448     345,250
       Basler AG........................................   2,539     153,241
       Bauer AG.........................................  52,114     994,988
   #   BayWa AG(5838057)................................  71,182   2,648,723
       BayWa AG(5838068)................................     124       5,157
       Bechtle AG.......................................  80,333   6,819,762
       Bertrandt AG.....................................  27,357   3,416,770
       Bijou Brigitte AG................................  18,994   1,096,562
   #   Bilfinger SE..................................... 224,500   9,272,467
   #   Biotest AG.......................................  60,306   1,689,700
   *   BKN International AG.............................  33,408          --
       Borussia Dortmund GmbH & Co. KGaA................ 423,736   1,914,324
   #   CANCOM SE........................................  77,352   2,981,062
   #   Carl Zeiss Meditec AG............................ 160,352   4,517,174
       CENIT AG.........................................  44,913     849,639
       CENTROTEC Sustainable AG.........................  41,865     681,978
       Cewe Stiftung & Co. KGAA.........................  30,523   1,773,770
       Comdirect Bank AG................................ 173,523   1,921,185
       CompuGroup Medical AG............................ 115,192   3,631,674
   *   Constantin Medien AG............................. 340,089     605,391
   *   CropEnergies AG.................................. 114,550     515,841
       CTS Eventim AG & Co. KGaA........................ 216,083   8,145,099
       Data Modul AG....................................  11,455     396,459
       DEAG Deutsche Entertainment AG...................  10,617      74,253
   #   Delticom AG......................................  27,668     693,622
       Deutsche Beteiligungs AG.........................  28,192     908,616
       Deutsche Wohnen AG...............................  51,146   1,261,871
       Deutz AG......................................... 456,411   2,665,453
   *   Dialog Semiconductor P.L.C....................... 359,628  17,935,355
   #   DIC Asset AG.....................................  61,653     539,476
   #   DMG Mori AG...................................... 308,295  11,311,980
       Dr Hoenle AG.....................................  25,078     696,575
       Draegerwerk AG & Co. KGaA........................   8,353     681,959
       Drillisch AG..................................... 220,824   9,319,663
       Duerr AG......................................... 133,802  11,013,780
       Eckert & Ziegler AG..............................  17,297     428,579
       Elmos Semiconductor AG...........................  53,117     957,725
       ElringKlinger AG................................. 157,981   3,805,003
       Erlus AG.........................................   2,970     214,328
   #*  Euromicron AG....................................  32,612     306,813

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
  #*  Evotec AG........................................ 1,103,203 $ 4,154,506
      Fielmann AG......................................    96,917   6,404,260
  *   First Sensor AG..................................    19,888     244,527
      Francotyp-Postalia Holding AG Class A............    53,729     259,192
      Fraport AG Frankfurt Airport Services Worldwide..    19,479   1,278,937
      Freenet AG.......................................   652,809  22,403,216
      Fuchs Petrolub SE................................   152,541   6,104,449
      Gerresheimer AG..................................   162,355  11,947,153
  #   Gerry Weber International AG.....................   131,165   3,230,163
      Gesco AG.........................................    14,489   1,130,220
      GFK SE...........................................    74,644   3,186,277
  #   GFT Technologies AG..............................    89,522   2,197,028
      Grammer AG.......................................    84,439   2,364,353
      Grenkeleasing AG.................................    35,031   5,232,333
  *   H&R AG...........................................    50,077     478,554
      Hamburger Hafen und Logistik AG..................   120,155   2,306,652
  #*  Heidelberger Druckmaschinen AG................... 1,385,127   3,530,277
      Highlight Communications AG......................    94,846     445,161
      Hochtief AG......................................     7,756     677,701
      Homag Group AG...................................    27,126   1,041,082
  #   Hornbach Baumarkt AG.............................     8,727     322,159
      Indus Holding AG.................................   131,598   6,485,458
  #   Init Innovation In Traffic Systems AG............    20,939     593,812
      Isra Vision AG...................................    16,451     974,574
      Jenoptik AG......................................   230,137   3,009,101
  *   Joyou AG.........................................     9,768       1,835
      K+S AG...........................................   292,052  11,982,925
  *   Kampa AG.........................................     7,101         109
      KION Group AG....................................   214,128   9,812,274
  #   Kloeckner & Co. SE...............................   555,392   5,207,737
  *   Koenig & Bauer AG................................    66,442   1,510,917
  *   Kontron AG.......................................   257,780   1,012,192
      Krones AG........................................    75,044   8,651,451
      KSB AG...........................................     3,466   1,608,556
  #   KUKA AG..........................................   137,716  11,784,958
      KWS Saat SE......................................    16,076   5,227,211
      LANXESS AG.......................................   454,761  26,261,375
      LEG Immobilien AG................................   255,983  18,628,571
      Leifheit AG......................................    12,090     596,842
      Leoni AG.........................................   172,869  10,953,197
  #   LPKF Laser & Electronics AG......................   112,621     994,719
  #*  Manz AG..........................................    17,759   1,326,366
  *   MasterFlex SE....................................    19,347     144,537
  *   Mediclin AG......................................   106,385     417,267
  #*  Medigene AG......................................    49,009     524,566
      MLP AG...........................................   221,960   1,015,272
      Mobotix AG.......................................     9,314     136,943
      MTU Aero Engines AG..............................   245,932  22,650,208
      Muehlbauer Holding AG............................    13,686     357,961
      MVV Energie AG...................................    62,561   1,483,606
      Nemetschek AG....................................   107,165   3,964,777
      Nexus AG.........................................    48,934     925,026
  *   Nordex SE........................................   291,682   8,307,624

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
       Norma Group SE................................... 171,857 $ 8,316,856
   #   OHB SE...........................................  34,489     710,078
       Osram Licht AG................................... 297,618  16,907,219
   *   Paion AG.........................................  30,580      83,741
   *   Patrizia Immobilien AG........................... 183,942   4,929,793
       Pfeiffer Vacuum Technology AG....................  54,190   4,966,007
   #*  PNE Wind AG...................................... 367,537     906,135
   #   Progress-Werk Oberkirch AG.......................   7,571     315,625
   #*  PSI AG Gesellschaft Fuer Produkte und Systeme
       der Informationstechnologie......................  27,232     340,346
   #   Puma SE..........................................   9,432   1,785,904
   *   PVA TePla AG.....................................  46,019     130,174
   *   QIAGEN NV........................................ 241,003   6,762,182
   #   QSC AG........................................... 468,310     937,474
   #   R Stahl AG.......................................  14,952     625,169
       Rational AG......................................  13,346   5,207,440
       Rheinmetall AG................................... 206,295  11,227,825
       Rhoen-Klinikum AG................................ 261,051   7,255,281
       RIB Software AG..................................  77,072   1,407,021
       SAF-Holland SA................................... 248,917   3,772,179
       Salzgitter AG.................................... 196,299   7,007,975
   #   Schaltbau Holding AG.............................  26,715   1,504,420
       Schloss Wachenheim AG............................   7,479     105,807
   *   SER Systems AG...................................   9,400          --
   #*  SGL Carbon SE.................................... 290,083   4,986,417
       SHW AG...........................................  31,386   1,392,651
   #*  Singulus Technologies AG......................... 267,898     241,642
       Sixt SE..........................................  80,910   3,400,188
   #*  SKW Stahl-Metallurgie Holding AG.................  28,224     184,270
   #*  SMA Solar Technology AG..........................  59,062   1,963,320
   #*  SMT Scharf AG....................................  18,103     314,824
   #   Softing AG.......................................  21,576     300,019
       Software AG...................................... 309,788   9,268,777
   #*  Solarworld AG....................................     774      13,147
       Stada Arzneimittel AG............................ 291,354  11,214,939
       STRATEC Biomedical AG............................  27,911   1,554,195
       Stroeer SE....................................... 116,515   5,761,867
       Suedzucker AG.................................... 411,954   6,794,479
   #   Surteco SE.......................................  11,363     270,622
   #*  Suss Microtec AG................................. 105,674     667,006
   #   Syzygy AG........................................  38,360     370,805
   #   TAG Immobilien AG................................ 567,830   6,418,355
       Takkt AG......................................... 151,395   2,893,611
       Technotrans AG...................................  32,047     584,221
   *   Tom Tailor Holding AG............................ 105,452   1,053,617
   #   Tomorrow Focus AG................................ 114,390     565,401
       UMS United Medical Systems International AG......   2,245       8,131
       USU Software AG..................................   3,377      61,683
   *   VERBIO Vereinigte BioEnergie AG..................   5,059      24,379
   #*  Vossloh AG.......................................  52,719   3,351,328
       VTG AG...........................................  80,128   1,917,026
       Wacker Chemie AG.................................  77,716   7,803,476
       Wacker Neuson SE................................. 137,310   2,768,012

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  GERMANY -- (Continued)
      Washtec AG.......................................     7,973 $    175,127
      Wincor Nixdorf AG................................   158,021    6,713,992
      XING AG..........................................    15,330    2,572,926
  #   Zeal Network SE..................................    31,533    1,659,837
                                                                  ------------
  TOTAL GERMANY........................................            578,316,760
                                                                  ------------
  GREECE -- (0.0%)
  *   Alfa Alfa Energy SA..............................     3,810           --
  *   Alysida SA.......................................     2,376           --
  *   Atlantic Supermarkets SA.........................    34,730           --
  *   Babis Vovos International Construction SA........    21,073           --
  *   Balafas SA.......................................    15,200           --
  *   Elektroniki Athinon SA...........................     7,497          741
  *   Etma Rayon SA....................................    11,242           --
  *   Informatics SA...................................     3,778           --
  *   Ipirotiki Software & Publications SA.............    22,110           --
  *   Lan-Net SA.......................................    12,688           --
  *   Neorion Holdings SA..............................    14,991           --
  *   Promota Hellas SA................................     8,860           --
  *   T Bank SA........................................   228,007           --
  *   Themeliodomi SA..................................    37,422           --
                                                                  ------------
  TOTAL GREECE.........................................                    741
                                                                  ------------
  IRELAND -- (2.2%)
      Aer Lingus Group P.L.C...........................   752,359    2,066,837
      C&C Group P.L.C.(B010DT8)........................   399,607    1,547,669
      C&C Group P.L.C.(B011Y09)........................ 1,077,904    4,192,177
      Datalex P.L.C....................................    11,523       25,449
      Dragon Oil P.L.C.................................   922,249   10,461,478
      FBD Holdings P.L.C...............................   125,728    1,101,569
      Fyffes P.L.C.....................................   520,160      800,201
      Glanbia P.L.C.(0066950)..........................   700,613   14,606,718
      Glanbia P.L.C.(4058629)..........................    83,878    1,749,059
      IFG Group P.L.C..................................   302,015      711,188
  *   Independent News & Media P.L.C................... 1,526,971      315,406
      Irish Continental Group P.L.C.(BLP5857)..........   361,886    1,737,761
      Irish Continental Group P.L.C.(BLP59W1)..........   234,200    1,120,005
  *   Kenmare Resources P.L.C.......................... 4,546,361      269,749
      Kingspan Group P.L.C.............................   580,389   14,618,301
      Paddy Power P.L.C.(BWXC0Z1)......................   157,699   13,971,835
      Paddy Power P.L.C.(BWT6H89)......................    11,062      987,692
      Smurfit Kappa Group P.L.C........................   546,377   16,431,073
                                                                  ------------
  TOTAL IRELAND........................................             86,714,167
                                                                  ------------
  ISRAEL -- (2.1%)
  #*  Africa Israel Investments, Ltd...................   603,896      465,658
      Africa Israel Properties, Ltd....................    72,055    1,129,881
      Africa Israel Residences, Ltd....................       594       10,155
  *   Airport City, Ltd................................   155,217    1,672,202
      Albaad Massuot Yitzhak, Ltd......................       466        5,872
  #*  Allot Communications, Ltd........................   103,066      545,019
  *   Alon Blue Square Israel, Ltd.....................    68,533       66,233

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   ISRAEL -- (Continued)
   #*  Alrov Properties and Lodgings, Ltd...............    39,214 $  815,523
       Amot Investments, Ltd............................   387,692  1,215,423
       Arad, Ltd........................................     1,053      9,533
       Ashtrom Properties, Ltd..........................     3,851     10,875
   #*  AudioCodes, Ltd..................................   163,675    466,053
   #   Avgol Industries 1953, Ltd.......................   407,132    405,636
   *   Azorim-Investment Development & Construction
         Co., Ltd.......................................   380,820    294,409
       Bayside Land Corp................................     2,902    913,739
   #   Big Shopping Centers, Ltd........................     9,959    507,866
   *   BioLine RX, Ltd..................................    59,630     94,683
       Blue Square Real Estate, Ltd.....................    15,186    482,557
   *   Brack Capital Properties NV......................     2,454    153,498
   #*  Brainsway, Ltd...................................    39,554    324,748
   #*  Cellcom Israel, Ltd..............................   240,677  1,494,774
   #*  Ceragon Networks, Ltd............................    95,438    116,382
   #*  Clal Biotechnology Industries, Ltd...............   174,162    178,977
   *   Clal Insurance Enterprises Holdings, Ltd.........    88,422  1,539,708
       Cohen Development & Industrial Buildings, Ltd....     2,564     65,237
   #*  Compugen, Ltd....................................   183,598  1,144,348
   #   Delek Automotive Systems, Ltd....................   155,451  1,730,806
   #   Delta-Galil Industries, Ltd......................    45,852  1,512,667
       Direct Insurance Financial Investments, Ltd......    60,191    433,266
   *   El Al Israel Airlines............................   115,938     40,480
       Elbit Systems, Ltd...............................    37,723  3,114,471
       Electra, Ltd.....................................     8,000  1,099,850
   #   Elron Electronic Industries, Ltd.................    62,094    288,560
   *   Equital, Ltd.....................................     7,312    128,262
   #*  Evogene, Ltd.....................................    70,559    638,047
   #*  EZchip Semiconductor, Ltd........................   135,475  2,199,787
       First International Bank Of Israel, Ltd..........   122,227  1,754,963
       FMS Enterprises Migun, Ltd.......................    10,489    193,904
       Formula Systems 1985, Ltd........................    37,517  1,151,576
   #   Fox Wizel, Ltd...................................    17,221    363,784
   #   Frutarom Industries, Ltd.........................   169,139  7,133,427
   #*  Gilat Satellite Networks, Ltd....................    43,808    244,702
       Golf & Co., Ltd..................................    74,605    209,781
   #*  Hadera Paper, Ltd................................    10,176    293,616
       Harel Insurance Investments & Financial
         Services, Ltd..................................   462,997  2,286,665
       Hilan, Ltd.......................................     1,245     14,397
   #   Industrial Buildings Corp., Ltd..................   356,888    379,028
   *   Israel Discount Bank, Ltd. Class A............... 2,712,626  5,478,072
       Israel Land Development Co., Ltd. (The)..........    22,310     94,097
       Ituran Location and Control, Ltd.................    84,608  2,159,852
   *   Jerusalem Oil Exploration........................    41,987  1,835,695
   #*  Kamada, Ltd......................................   119,151    457,598
   *   Kerur Holdings, Ltd..............................     2,133     35,995
       Klil Industries, Ltd.............................       268     21,610
       Maabarot Products, Ltd...........................    21,999    259,377
       Magic Software Enterprises, Ltd..................    91,003    585,343
       Matrix IT, Ltd...................................   176,473  1,004,178
       Maytronics, Ltd..................................    60,326    158,619
   #*  Mazor Robotics, Ltd..............................   180,104  1,243,682

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  ISRAEL -- (Continued)
      Meitav DS Investments, Ltd.......................     38,130 $   119,033
  #   Melisron, Ltd....................................     52,894   1,917,439
      Menorah Mivtachim Holdings, Ltd..................    116,610   1,229,027
  #   Migdal Insurance & Financial Holding, Ltd........  1,453,306   1,721,791
  #   Mivtach Shamir Holdings, Ltd.....................     22,547     527,112
  *   Naphtha Israel Petroleum Corp., Ltd..............    158,384   1,072,633
      Neto ME Holdings, Ltd............................      5,411     345,294
  #*  Nitsba Holdings 1995, Ltd........................    129,651   2,422,816
  #*  Nova Measuring Instruments, Ltd..................    111,079   1,369,080
  #*  Oil Refineries, Ltd..............................  5,367,932   2,216,268
  #   Osem Investments, Ltd............................     47,544   1,011,084
  #*  Partner Communications Co., Ltd..................    379,431   1,642,969
  #   Paz Oil Co., Ltd.................................     20,754   3,346,449
  *   Perion Network, Ltd..............................     16,455      41,037
      Phoenix Holdings, Ltd. (The).....................    270,273     806,240
  *   Plasson Industries, Ltd..........................     13,484     455,859
      Rami Levy Chain Stores Hashikma Marketing 2006,
        Ltd............................................     32,629   1,556,875
      Sapiens International Corp. NV...................     80,760     862,952
  #   Shikun & Binui, Ltd..............................    928,938   2,175,846
  #*  Shufersal, Ltd...................................    369,124   1,007,329
  *   Space Communication, Ltd.........................     17,611     241,096
  #*  Strauss Group, Ltd...............................    116,986   1,843,759
  *   Summit Real Estate Holdings, Ltd.................     27,452     125,132
  #*  Tower Semiconductor, Ltd.........................    228,562   3,078,825
  #*  Union Bank of Israel.............................    126,346     486,269
                                                                   -----------
  TOTAL ISRAEL.........................................             84,297,360
                                                                   -----------
  ITALY -- (10.1%)
      A2A SpA..........................................  6,379,077   8,143,970
      ACEA SpA.........................................    277,652   3,659,857
  #*  Aeffe SpA........................................    167,738     346,534
  #   Alerion Cleanpower SpA...........................    119,152     389,467
  #   Amplifon SpA.....................................    459,258   3,850,446
      Ansaldo STS SpA..................................    567,271   5,870,410
  *   Arnoldo Mondadori Editore SpA....................    694,646     803,279
      Ascopiave SpA....................................    351,354     845,211
  #   Astaldi SpA......................................    250,433   2,410,228
  *   Autogrill SpA....................................    625,210   5,645,231
      Azimut Holding SpA...............................    548,691  13,704,976
  *   Banca Carige SpA.................................  1,308,891   2,494,611
      Banca Finnat Euramerica SpA......................    616,149     355,141
  #   Banca Generali SpA...............................    253,738   8,342,195
      Banca IFIS SpA...................................    103,703   2,585,257
  *   Banca Monte dei Paschi di Siena SpA..............  1,988,429   3,951,467
      Banca Popolare dell'Emilia Romagna SC............  2,548,728  22,437,147
  #*  Banca Popolare dell'Etruria e del Lazio SC.......  1,058,027     508,133
      Banca Popolare di Milano Scarl................... 22,383,595  24,211,031
      Banca Popolare di Sondrio SCARL..................  1,940,449   9,873,481
  #   Banca Profilo SpA................................  1,063,385     352,545
  #   Banco di Desio e della Brianza SpA...............    224,677     832,540
  *   Banco Popolare SC................................    123,709   2,141,898
      BasicNet SpA.....................................    163,532     731,550
  #*  Beghelli SpA.....................................    403,187     185,952

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
      Biesse SpA.......................................    58,289 $   981,406
      Brembo SpA.......................................   161,253   7,269,708
  *   Brioschi Sviluppo Immobiliare SpA................   174,780      19,176
  #   Brunello Cucinelli SpA...........................    97,526   1,838,183
      Buzzi Unicem SpA.................................   409,864   6,996,984
  #   Cairo Communication SpA..........................   130,659     642,505
  *   Caltagirone Editore SpA..........................     6,277       6,023
  #*  Carraro SpA......................................   113,633     244,819
      Cembre SpA.......................................    39,007     611,083
      Cementir Holding SpA.............................   325,211   2,182,271
  *   CIR-Compagnie Industriali Riunite SpA............ 1,860,505   1,979,072
      Credito Emiliano SpA.............................   397,014   3,346,781
  *   Credito Valtellinese SC.......................... 5,732,088   8,170,951
  #*  d'Amico International Shipping SA................   700,368     553,162
      Danieli & C Officine Meccaniche SpA..............    64,484   1,356,524
      Datalogic SpA....................................   101,262   1,475,710
      Davide Campari-Milano SpA........................ 1,476,589  11,815,174
      De' Longhi.......................................   269,813   6,575,836
      DeA Capital SpA..................................   233,245     383,621
      Delclima.........................................   230,295     564,029
      DiaSorin SpA.....................................   105,633   4,852,011
      Ei Towers SpA....................................    85,321   5,480,456
      El.En. SpA.......................................    11,798     532,867
      Elica SpA........................................     4,665      10,127
      Engineering SpA..................................    25,068   1,604,059
      ERG SpA..........................................   260,869   3,375,316
      Esprinet SpA.....................................   158,082   1,396,234
  #*  Eurotech SpA.....................................   148,337     289,178
      Falck Renewables SpA.............................   501,521     656,593
  *   Finmeccanica SpA................................. 1,780,003  25,648,326
      FNM SpA..........................................   649,404     416,598
      Gas Plus SpA.....................................    14,596      64,041
  #*  Geox SpA.........................................   377,829   1,532,513
  #*  Gruppo Editoriale L'Espresso SpA.................   648,259     734,068
      Gruppo MutuiOnline SpA...........................    81,871     646,586
      Hera SpA......................................... 2,988,539   7,538,295
  *   IMMSI SpA........................................   719,146     474,041
      Industria Macchine Automatiche SpA...............    59,958   3,104,491
  #*  Intek Group SpA.................................. 1,599,937     592,645
      Interpump Group SpA..............................   353,040   5,997,671
      Iren SpA......................................... 2,471,998   3,599,238
      Italcementi SpA..................................   926,791  10,244,596
      Italmobiliare SpA................................    45,336   1,866,382
  #*  Juventus Football Club SpA....................... 1,857,497     583,351
      La Doria SpA.....................................    47,064     666,587
  #*  Landi Renzo SpA..................................   203,171     201,857
  #*  Maire Tecnimont SpA..............................   628,389   2,163,711
      MARR SpA.........................................   169,025   3,125,787
      Mediaset SpA..................................... 2,798,708  14,171,491
      Moncler SpA......................................   108,870   2,212,196
  #   Nice SpA.........................................    71,162     207,335
      Parmalat SpA.....................................   408,045   1,073,536
  #   Piaggio & C SpA..................................   851,089   2,709,962

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
  #*  Prelios SpA......................................    67,017 $     27,659
  #   Prima Industrie SpA..............................    15,358      292,690
      Prysmian SpA.....................................   991,595   22,767,823
  #*  RCS MediaGroup SpA............................... 1,025,850    1,184,623
      Recordati SpA....................................   444,869   11,079,862
  *   Reno de Medici SpA...............................   840,050      325,796
      Reply SpA........................................    21,983    2,480,700
  #*  Retelit SpA......................................   513,158      322,829
  *   Richard-Ginori 1735 SpA..........................     8,489           --
      Sabaf SpA........................................    25,688      355,489
      SAES Getters SpA.................................    30,068      263,701
  #*  Safilo Group SpA.................................   159,815    2,027,429
  #*  Saipem SpA....................................... 1,056,247    9,217,608
      Salini Impregilo SpA............................. 1,001,413    4,778,273
      Salvatore Ferragamo SpA..........................   206,532    6,531,693
  *   Saras SpA........................................ 1,268,265    2,863,313
  #   SAVE SpA.........................................    80,514    1,154,224
      Servizi Italia SpA...............................    34,833      175,756
  #*  Snai SpA.........................................   117,457      169,325
      Societa Cattolica di Assicurazioni SCRL..........   618,880    5,062,324
      Societa Iniziative Autostradali e Servizi SpA....   319,349    3,757,441
  *   Sogefi SpA.......................................   243,264      749,000
      SOL SpA..........................................   161,050    1,326,006
      Tamburi Investment Partners SpA..................    37,478      142,725
  #*  Tiscali SpA...................................... 7,838,883      521,571
  #   Tod's SpA........................................    64,208    6,486,205
  #   Trevi Finanziaria Industriale SpA................   351,628      652,555
  #   TXT e-solutions SpA..............................    28,342      246,114
  *   Uni Land SpA.....................................    51,835           --
      Unipol Gruppo Finanziario SpA.................... 1,024,298    5,488,771
      Vittoria Assicurazioni SpA.......................   118,450    1,314,138
  *   World Duty Free SpA..............................   544,560    6,092,723
  #*  Yoox SpA.........................................   280,998    9,495,898
      Zignago Vetro SpA................................   142,878      883,074
                                                                  ------------
  TOTAL ITALY..........................................            397,695,058
                                                                  ------------
  NETHERLANDS -- (5.0%)
      Aalberts Industries NV...........................   558,677   17,523,936
      Accell Group.....................................   131,423    2,881,924
  *   AFC Ajax NV......................................    18,134      185,607
  *   AMG Advanced Metallurgical Group NV..............   155,390    1,307,445
      Amsterdam Commodities NV.........................    92,796    2,394,059
  #*  APERAM SA........................................   270,393    9,960,684
      Arcadis NV.......................................   353,162    9,260,658
      ASM International NV.............................   290,828   13,076,920
  *   Atag Group NV....................................     4,630           --
      BE Semiconductor Industries NV...................   162,042    3,853,546
      Beter Bed Holding NV.............................    99,987    2,449,390
      BinckBank NV.....................................   309,146    2,928,266
      Boskalis Westminster NV..........................   106,157    5,186,556
      Brunel International NV..........................   103,416    2,024,484
      Corbion NV.......................................   334,113    7,022,478

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NETHERLANDS -- (Continued)
      Delta Lloyd NV................................... 1,039,486 $ 18,434,828
      DOCdata NV.......................................    22,707      494,475
  *   Fugro NV.........................................   301,565    6,307,833
  *   Grontmij NV......................................   351,560    1,728,661
  #*  Heijmans NV......................................   105,501    1,291,186
      Hunter Douglas NV................................     8,530      365,333
      KAS Bank NV......................................    80,799    1,030,662
      Kendrion NV......................................    67,315    2,008,477
  *   Koninklijke BAM Groep NV......................... 1,401,173    6,491,059
      Koninklijke Ten Cate NV..........................   168,418    4,541,524
  *   Macintosh Retail Group NV........................    53,398      144,799
      Mota-Engil Africa NV.............................    28,150      215,733
      Nederland Apparatenfabriek.......................    27,865    1,038,321
  *   Ordina NV........................................   400,436      563,459
  *   PostNL NV........................................ 2,511,108   10,750,962
  #*  Royal Imtech NV..................................   213,179      674,117
  *   SBM Offshore NV..................................   936,863   11,398,363
      Sligro Food Group NV.............................   132,450    5,092,829
  #*  SNS Reaal NV.....................................   705,718           --
  *   Telegraaf Media Groep NV.........................   170,034      884,356
      TKH Group NV.....................................   216,865    9,305,638
      TNT Express NV................................... 2,218,089   18,563,246
  *   TomTom NV........................................   575,952    6,227,795
      USG People NV....................................   388,987    5,938,458
  #   Van Lanschot NV..................................     8,744      238,145
      Wessanen.........................................   469,148    5,028,272
                                                                  ------------
  TOTAL NETHERLANDS....................................            198,814,484
                                                                  ------------
  NORWAY -- (2.1%)
  #   ABG Sundal Collier Holding ASA................... 1,766,651    1,620,322
  #   AF Gruppen ASA...................................    14,603      188,631
  #*  Akastor ASA......................................   666,410      906,920
  #   Aker ASA Class A.................................    47,320      987,320
  #   American Shipping ASA............................   196,875    1,052,022
  #*  Archer, Ltd...................................... 1,340,112      344,826
      Arendals Fossekompani A.S........................        90       22,063
  #   Atea ASA.........................................   330,693    2,855,660
      Austevoll Seafood ASA............................   425,892    2,214,737
      Bakkafrost P/F...................................   169,646    5,149,920
  #*  Bionor Pharma ASA................................   671,325      167,259
  #*  Biotec Pharmacon ASA.............................   139,685      162,265
      Bonheur ASA......................................    65,866      515,753
      BW Offshore, Ltd................................. 1,620,464      968,133
  #   Deep Sea Supply P.L.C............................   708,301      242,706
  #*  Det Norske Oljeselskap ASA.......................   465,731    2,855,159
  #*  DNO ASA.......................................... 1,539,886    1,430,324
  *   DOF ASA..........................................   203,869      172,432
  #*  Dolphin Group A.S................................   921,376      136,189
      Ekornes ASA......................................   111,584    1,373,233
  #*  Electromagnetic GeoServices ASA..................   934,875      168,780
      Farstad Shipping ASA.............................    63,512      186,136
  #*  Fred Olsen Energy ASA............................   124,661      579,453
  #*  Frontline, Ltd...................................   444,633    1,360,517

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 NORWAY -- (Continued)
     Ganger Rolf ASA..................................      56,880 $   440,829
     Grieg Seafood ASA................................     176,846     564,991
 #   Hexagon Composites ASA...........................     344,201   1,020,388
 #   Hoegh LNG Holdings, Ltd..........................     183,008   2,931,041
 *   Kongsberg Automotive ASA.........................   1,995,646   1,246,937
     Kvaerner ASA.....................................     780,964     449,673
 #   Leroy Seafood Group ASA..........................      82,700   2,844,023
 #*  Nordic Semiconductor ASA.........................     580,588   3,709,173
 #*  Norske Skogindustrier ASA........................     709,859     231,567
 #*  Norwegian Air Shuttle ASA........................     149,161   6,436,292
 #*  Odfjell SE Class A...............................     134,257     358,661
     Olav Thon Eiendomsselskap ASA....................     117,147   2,125,683
 #   Opera Software ASA...............................     514,924   4,111,592
 *   Panoro Energy ASA................................   1,211,151     103,671
 #   Petroleum Geo-Services ASA.......................     847,730   3,860,023
 #*  PhotoCure ASA....................................      52,582     241,716
     Prosafe SE.......................................   1,049,727   3,063,507
 *   Q-Free ASA.......................................     179,836     256,559
 #*  REC Silicon ASA..................................   9,253,539   1,666,601
 *   REC Solar ASA....................................     138,239   1,803,232
     Salmar ASA.......................................     132,386   2,093,426
 #*  Sevan Marine ASA.................................     124,800     276,030
 #*  Siem Offshore, Inc...............................     606,183     128,171
 #   Solstad Offshore ASA.............................      62,524     252,369
 #*  Songa Offshore...................................   1,562,025     196,099
     SpareBank 1 SMN..................................     131,684   1,019,471
     SpareBank 1 SR-Bank ASA..........................     142,408     845,383
     Stolt-Nielsen, Ltd...............................     118,091   1,907,867
 *   Storebrand ASA...................................     108,437     436,774
     Tomra Systems ASA................................     647,834   5,736,889
 *   TTS Group ASA....................................      51,362      30,318
     Veidekke ASA.....................................     383,880   4,271,277
     Wilh Wilhelmsen ASA..............................     249,256   1,454,110
 #   Wilh Wilhelmsen Holding ASA Class A..............      65,124   1,404,813
                                                                   -----------
 TOTAL NORWAY.........................................              83,179,916
                                                                   -----------
 PORTUGAL -- (1.2%)
     Altri SGPS SA....................................     577,518   2,453,789
 *   Banco BPI SA.....................................   2,207,693   2,503,138
 #*  Banco Comercial Portugues SA..................... 116,553,116   8,930,620
 *   Banco Espirito Santo SA..........................   4,777,921          --
     Corticeira Amorim SGPS SA........................     200,623     989,536
     CTT-Correios de Portugal SA......................     122,257   1,260,455
     EDP Renovaveis SA................................     268,674   1,965,897
     Ibersol SGPS SA..................................      20,401     193,716
 #*  Impresa SGPS SA..................................     187,798     164,964
 #   Mota-Engil SGPS SA...............................     386,187   1,025,738
     NOS SGPS SA......................................   1,025,253   8,675,726
 #   Novabase SGPS SA.................................      65,729     179,217
     Portucel SA......................................   2,010,412   7,652,926
     REN--Redes Energeticas Nacionais SGPS SA.........   1,280,761   3,837,868
 *   Sonae Capital SGPS SA............................      58,125      25,501

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PORTUGAL -- (Continued)
  *   Sonae Industria SGPS SA.......................... 45,984,629 $   358,114
      Sonae SGPS SA....................................  4,447,452   6,165,682
  #   Teixeira Duarte SA...............................    710,639     410,656
                                                                   -----------
  TOTAL PORTUGAL.......................................             46,793,543
                                                                   -----------
  SPAIN -- (5.5%)
  #   Abengoa SA.......................................    204,834     511,684
  #   Abengoa SA Class B...............................  1,881,381   4,218,694
      Acciona SA.......................................    128,365  10,374,095
      Acerinox SA......................................    613,463   7,481,376
  #   Adveo Group International SA.....................     54,776     475,147
      Almirall SA......................................    289,516   5,693,637
  #*  Amper SA.........................................    211,940      31,837
      Atresmedia Corp de Medios de Comunicacion SA.....    314,885   4,741,567
      Azkoyen SA.......................................     64,022     233,796
      Bankinter SA.....................................    298,301   2,302,433
  *   Baron de Ley.....................................     13,454   1,334,760
      Bolsas y Mercados Espanoles SHMSF SA.............    410,153  16,938,120
  #*  Caja de Ahorros del Mediterraneo.................    116,412          --
  #*  Cementos Portland Valderrivas SA.................     68,410     575,485
  #   Cie Automotive SA................................    224,674   3,552,540
      Clinica Baviera SA...............................      3,698      25,079
  #   Construcciones y Auxiliar de Ferrocarriles SA....      8,056   2,289,836
  #   Distribuidora Internacional de Alimentacion SA...  2,222,434  13,909,266
      Duro Felguera SA.................................    425,962   1,697,134
      Ebro Foods SA....................................    366,900   7,318,062
  #   Elecnor SA.......................................    191,752   1,907,423
      Ence Energia y Celulosa SA.......................  1,016,084   3,667,923
  *   Ercros SA........................................    483,625     364,847
      Faes Farma SA....................................  1,304,836   3,623,132
  *   Fluidra SA.......................................    155,559     580,804
  #*  Fomento de Construcciones y Contratas SA.........    652,443   6,731,942
      Gamesa Corp. Tecnologica SA......................  1,266,922  20,064,300
      Grupo Catalana Occidente SA......................    198,219   6,151,058
  #*  Grupo Ezentis SA.................................    807,544     620,903
      Iberpapel Gestion SA.............................     36,518     619,322
  #   Indra Sistemas SA................................    508,946   5,716,638
  *   Inmobiliaria Colonial SA.........................  2,756,724   2,050,515
      Inmobiliaria del Sur SA..........................      2,902      29,748
      Laboratorios Farmaceuticos Rovi SA...............     68,607   1,035,524
  *   Liberbank SA.....................................  2,278,694   1,587,750
      Mediaset Espana Comunicacion SA..................    879,043  11,051,089
  #   Melia Hotels International SA....................    314,286   4,521,879
      Miquel y Costas & Miquel SA......................     36,394   1,316,198
  *   NH Hotel Group SA................................    971,423   5,889,394
      Nmas1 Dinamia SA.................................     20,438     155,779
  #   Obrascon Huarte Lain SA..........................    187,597   3,119,930
      Papeles y Cartones de Europa SA..................    249,762   1,432,034
  *   Pescanova SA.....................................     68,547          --
      Prim SA..........................................     39,424     441,591
  #*  Promotora de Informaciones SA Class A............    265,465   2,424,833
      Prosegur Cia de Seguridad SA.....................  1,278,572   6,771,213
  #*  Quabit Inmobiliaria SA...........................  3,826,780     435,860

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SPAIN -- (Continued)
  #*  Realia Business SA...............................   503,895 $    410,622
  #*  Sacyr SA......................................... 1,728,289    5,961,116
  *   Sociedad Nacional de Industrias Apicaciones
        Celulosa Espanola SA...........................    75,494        3,047
  #*  Solaria Energia y Medio Ambiente SA..............   207,171      212,904
      Tecnicas Reunidas SA.............................   162,010    8,249,407
  #*  Telecomunicaciones y Energia.....................   146,125      215,147
      Tubacex SA.......................................   503,879    1,372,468
  #   Tubos Reunidos SA................................   478,982      668,487
      Vidrala SA.......................................    80,878    3,969,488
      Viscofan SA......................................   229,641   13,723,754
  *   Vocento SA.......................................   231,302      504,714
  #   Zardoya Otis SA..................................   288,997    3,172,649
  #*  Zeltia SA........................................   983,996    4,336,029
                                                                  ------------
  TOTAL SPAIN..........................................            218,816,009
                                                                  ------------
  SWEDEN -- (7.6%)
  #   AAK AB...........................................   126,680    8,580,652
  #   Acando AB........................................   404,326      660,492
      AddNode Group AB.................................    22,737      142,370
      AddTech AB Class B...............................   273,182    4,051,914
      AF AB Class B....................................   283,266    3,967,156
  *   Arise AB.........................................    36,861       84,238
  #   Atrium Ljungberg AB Class B......................    77,857    1,074,059
      Avanza Bank Holding AB...........................    93,364    3,882,687
      Axfood AB........................................   356,975    6,087,226
      B&B Tools AB Class B.............................   114,277    1,703,617
  *   BE Group AB......................................    26,705        6,028
  #   Beijer Alma AB...................................   102,778    2,277,213
      Beijer Electronics AB............................    53,995      342,640
      Beijer Ref AB Class B............................    67,205    1,407,890
      Betsson AB.......................................   443,610    7,437,653
  #   Bilia AB.........................................   219,410    4,410,264
      BillerudKorsnas AB...............................   342,787    5,265,783
      BioGaia AB Class B...............................    80,262    2,604,335
      Biotage AB.......................................   183,176      397,562
      Bjorn Borg AB....................................    83,602      299,453
  #   Bulten AB........................................    58,620      543,132
      Bure Equity AB...................................   316,106    1,951,878
      Byggmax Group AB.................................   255,429    2,323,417
      Castellum AB.....................................   752,169   10,724,440
      Catena AB........................................    53,725      821,185
      Cavotec SA.......................................    16,457       53,331
      Clas Ohlson AB Class B...........................   174,360    3,227,040
  *   Cloetta AB Class B............................... 1,067,829    3,205,021
      Concentric AB....................................   195,958    2,254,608
  *   Concordia Maritime AB Class B....................    89,755      215,540
      Corem Property Group AB Class B..................     2,296        8,078
      CyberCom Group AB................................   216,440       53,915
      Dios Fastigheter AB..............................   165,593    1,156,770
  *   Doro AB..........................................   109,376      533,648
      Duni AB..........................................   195,109    2,598,936
  *   East Capital Explorer AB.........................    47,726      318,571
  #   Elekta AB Class B................................   118,752      787,806

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
  #   Enea AB..........................................    63,008 $   645,900
  #*  Eniro AB......................................... 1,790,180     214,903
      Fabege AB........................................   651,224   9,037,386
      Fagerhult AB.....................................    61,437   1,059,396
  *   Fastighets AB Balder.............................   273,718   4,555,233
      Fenix Outdoor International AG...................     8,198     344,290
      Gunnebo AB.......................................   199,567     905,524
      Haldex AB........................................   218,762   2,681,392
  #   Heba Fastighets AB Class B.......................    42,288     447,387
      Hemfosa Fastigheter AB...........................   327,309   3,531,837
      Hexpol AB........................................ 1,076,371  11,546,119
      HIQ International AB.............................   251,474   1,290,842
      HMS Networks AB..................................     7,040     184,267
      Holmen AB Class B................................   264,932   7,558,224
      Hufvudstaden AB Class A..........................   183,268   2,369,020
      Industrial & Financial Systems Class B...........    80,438   2,697,886
  #   Indutrade AB.....................................   120,818   5,901,505
      Intrum Justitia AB...............................   385,511  13,110,169
      JM AB............................................   360,265   9,538,372
      KappAhl AB.......................................   268,369     851,728
  #*  Karolinska Development AB Class B................    90,079     127,641
      Klovern AB Class A...............................   193,931     186,437
  #   Klovern AB Class B............................... 1,939,305   1,865,592
  #   KNOW IT AB.......................................    73,046     468,123
      Kungsleden AB....................................   756,437   5,066,176
      Lagercrantz AB Class B...........................    78,443   1,805,766
      Lindab International AB..........................   319,721   2,409,116
      Loomis AB Class B................................   308,465   8,642,842
      Meda AB Class A..................................    31,724     516,963
  *   Medivir AB Class B...............................   152,724   1,620,557
      Mekonomen AB.....................................   112,051   2,791,399
      Modern Times Group MTG AB Class B................   252,862   7,174,717
      MQ Holding AB....................................   124,334     559,614
      Mycronic AB......................................   377,276   2,378,220
      NCC AB Class A...................................    10,253     303,972
      NCC AB Class B...................................   118,908   3,554,075
      Nederman Holding AB..............................     4,621     122,310
  *   Net Insight AB Class B........................... 1,480,940     523,374
  #   NetEnt AB........................................   146,096   6,799,182
      New Wave Group AB Class B........................   198,822   1,017,997
      Nibe Industrier AB Class B.......................   372,403  10,495,491
      Nobia AB.........................................   644,291   7,557,346
      Nolato AB Class B................................   117,664   2,885,659
      Nordnet AB Class B...............................   388,808   1,546,836
  #   OEM International AB Class B.....................    44,190     588,799
  #   Opus Group AB....................................   304,513     306,243
  *   Oriflame Holding AG..............................   138,456   2,049,536
      Peab AB..........................................   798,464   6,046,344
  #*  Pricer AB Class B................................   558,852     578,960
      Proact IT Group AB...............................    39,943     539,339
      Probi AB.........................................     2,002      33,884
      Proffice AB Class B..............................   263,002     637,746
  #*  Qliro Group AB...................................   359,530     591,352

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   SWEDEN -- (Continued)
       Ratos AB Class B................................. 911,059 $  5,702,825
   *   RaySearch Laboratories AB........................  34,372      490,030
       Rezidor Hotel Group AB........................... 404,430    1,838,310
       Saab AB Class B.................................. 259,567    6,259,030
   #   Sagax AB Class B.................................  56,172      373,915
   #*  SAS AB........................................... 730,412    1,292,911
   #*  Seamless Distribution AB.........................  16,641       18,600
       Sectra AB Class B................................  57,699      795,188
   #   Semcon AB........................................  82,284      417,634
       SkiStar AB....................................... 108,097    1,269,902
   #*  SSAB AB Class A(B17H0S8)......................... 807,430    3,844,291
   #*  SSAB AB Class A(BPRBWK4)......................... 189,016      897,241
   *   SSAB AB Class B(B17H3F6)......................... 341,138    1,416,531
   *   SSAB AB Class B(BPRBWM6)......................... 515,343    2,167,673
   #   Sweco AB Class B................................. 185,151    2,542,962
   *   Swedish Orphan Biovitrum AB...................... 232,118    3,055,500
   #   Swedol AB Class B................................  37,176       82,754
       Systemair AB.....................................  46,527      708,181
   *   TradeDoubler AB..................................  75,408       61,591
   *   Transcom Worldwide AB............................  32,369      320,472
       Transmode AB.....................................  73,547    1,044,092
       Tribona AB....................................... 182,724      817,010
       Unibet Group P.L.C............................... 131,046    8,416,120
       VBG Group AB Class B.............................     137        2,129
   *   Victoria Park AB Class B.........................  11,749       13,314
       Vitrolife AB.....................................  70,710    1,427,570
       Wallenstam AB Class B............................ 771,954    5,592,921
       Wihlborgs Fastigheter AB......................... 280,235    4,831,150
                                                                 ------------
   TOTAL SWEDEN.........................................          301,423,383
                                                                 ------------
   SWITZERLAND -- (11.9%)
   #*  AFG Arbonia-Forster Holding AG...................  76,510    1,327,880
       Allreal Holding AG...............................  58,399    8,346,735
   #   Alpiq Holding AG.................................   7,539      636,169
       ALSO Holding AG..................................  15,664      925,456
       ams AG........................................... 372,640   16,158,904
       APG SGA SA.......................................   7,581    3,087,554
       Aryzta AG........................................  58,423    2,964,246
       Ascom Holding AG................................. 212,982    3,861,117
       Autoneum Holding AG..............................  16,300    3,362,882
   #   Bachem Holding AG Class B........................  23,344    1,241,232
       Baloise Holding AG...............................  48,183    6,138,919
       Bank Coop AG.....................................  30,632    1,344,225
       Banque Cantonale de Geneve.......................   3,964    1,017,249
       Banque Cantonale du Jura.........................   4,442      277,020
       Banque Cantonale Vaudoise........................   8,106    5,255,278
       Basler Kantonalbank..............................   5,896      445,152
       Belimo Holding AG................................   2,156    4,916,707
       Bell AG..........................................     374      969,776
       Bellevue Group AG................................  38,832      579,520
   #   Berner Kantonalbank AG...........................  22,470    4,299,783
       BFW Liegenschaften AG............................     620       21,204
       BKW AG...........................................  64,177    2,321,208

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SWITZERLAND -- (Continued)
       Bobst Group SA...................................  44,716 $ 1,966,899
       Bossard Holding AG Class A.......................  32,905   3,672,985
   #   Bucher Industries AG.............................  32,790   7,993,799
       Burckhardt Compression Holding AG................  11,640   4,396,630
       Burkhalter Holding AG............................  20,988   2,287,803
       Calida Holding AG................................  25,084     992,205
       Carlo Gavazzi Holding AG.........................   1,415     328,359
       Cembra Money Bank AG.............................  15,764     959,971
       Cham Paper Holding AG............................   1,894     479,644
   *   Charles Voegele Holding AG.......................  41,895     442,347
       Cicor Technologies...............................   5,936     197,545
       Cie Financiere Tradition SA......................   9,304     618,297
       Clariant AG......................................  26,096     520,568
       Coltene Holding AG...............................  20,758   1,490,427
       Conzzeta AG......................................   5,871   3,810,905
   #   Daetwyler Holding AG.............................  37,940   4,694,945
       DKSH Holding AG..................................  74,641   5,599,779
   *   Dufry AG.........................................  89,094  12,354,967
       Edmond de Rothschild Suisse SA...................     152   2,873,655
       EFG International AG............................. 272,661   3,175,331
       Emmi AG..........................................  12,810   4,245,546
       Energiedienst Holding AG.........................  68,912   1,852,825
       Feintool International Holding AG................   7,642     758,670
       Flughafen Zuerich AG.............................  22,078  18,122,287
       Forbo Holding AG.................................   6,853   8,346,139
       Galenica AG......................................  10,976  12,494,686
       GAM Holding AG................................... 925,197  19,421,151
       Gategroup Holding AG............................. 146,738   5,421,736
       Georg Fischer AG.................................  22,511  15,011,466
       Gurit Holding AG.................................   1,979   1,074,801
       Helvetia Holding AG..............................  35,737  19,610,227
       HOCHDORF Holding AG..............................   1,159     180,061
       Huber & Suhner AG................................  64,659   2,801,912
       Implenia AG......................................  85,074   5,103,574
       Inficon Holding AG...............................   9,382   2,785,950
   *   Interroll Holding AG.............................   3,127   2,006,621
       Intershop Holding AG.............................   7,003   2,904,403
       Jungfraubahn Holding AG..........................   3,095     281,155
       Kaba Holding AG Class B..........................  16,675  10,668,598
       Kardex AG........................................  36,063   2,112,832
       Komax Holding AG.................................  18,811   3,274,615
       Kudelski SA...................................... 195,049   3,086,272
       Kuoni Reisen Holding AG..........................  19,325   5,370,849
       LEM Holding SA...................................   3,773   2,851,942
       Liechtensteinische Landesbank AG.................  24,400     969,761
   *   LifeWatch AG.....................................   3,723      62,241
       Logitech International SA........................ 848,062  12,200,576
       Lonza Group AG...................................  64,965   9,416,973
   #   Luzerner Kantonalbank AG.........................  16,828   6,189,971
       MCH Group AG.....................................   1,404      89,090
       Metall Zug AG....................................     862   2,329,829
   #*  Meyer Burger Technology AG....................... 395,076   3,401,580
       Micronas Semiconductor Holding AG................ 149,956     657,451

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 SWITZERLAND -- (Continued)
     Mobilezone Holding AG............................   137,467 $    2,377,729
     Mobimo Holding AG................................    29,223      6,215,127
     OC Oerlikon Corp. AG.............................   834,985     10,240,211
 #*  Orascom Development Holding AG...................    60,240        738,375
 #*  Orell Fuessli Holding AG.........................     5,028        599,223
     Orior AG.........................................    26,946      1,508,881
 #   Panalpina Welttransport Holding AG...............    63,044      7,848,004
 *   Parco Industriale e Immobiliare SA...............       600             --
     Phoenix Mecano AG................................     2,998      1,505,692
 *   Plazza AG........................................     5,852      1,248,766
     PSP Swiss Property AG............................   166,610     14,966,549
     Rieter Holding AG................................    17,376      2,618,425
     Romande Energie Holding SA.......................     2,625      2,879,718
     Schaffner Holding AG.............................     2,950        710,063
 *   Schmolz + Bickenbach AG.......................... 2,457,257      2,056,714
     Schweiter Technologies AG........................     4,381      3,431,209
     Siegfried Holding AG.............................    21,833      3,925,597
 #   St Galler Kantonalbank AG........................    11,024      4,149,486
     Straumann Holding AG.............................    55,594     16,448,293
     Sulzer AG........................................   122,816     12,611,384
     Swissquote Group Holding SA......................    45,894      1,179,678
     Tamedia AG.......................................    14,403      2,467,126
     Tecan Group AG...................................    37,394      4,578,880
     Temenos Group AG.................................   318,043     11,658,017
 #*  Tornos Holding AG................................    38,028        160,407
 #   U-Blox AG........................................    30,554      6,431,421
 *   Valartis Group AG................................     1,365         19,054
     Valiant Holding AG...............................    82,271      8,166,798
     Valora Holding AG................................    15,155      2,945,937
     Vaudoise Assurances Holding SA Class B...........     5,032      2,775,738
     Vetropack Holding AG.............................       856      1,422,212
 #*  Von Roll Holding AG..............................   250,484        241,089
     Vontobel Holding AG..............................   136,975      7,286,535
     VP Bank AG.......................................    14,453      1,256,390
     VZ Holding AG....................................       770        198,083
     Walliser Kantonalbank............................     1,393      1,079,796
     Walter Meier AG..................................    22,913        951,660
     Ypsomed Holding AG...............................     4,944        548,301
     Zehnder Group AG.................................    57,019      2,149,006
 *   Zueblin Immobilien Holding AG....................   178,250         70,012
     Zug Estates Holding AG...........................       577        840,863
     Zuger Kantonalbank AG............................       606      2,825,235
                                                                 --------------
 TOTAL SWITZERLAND....................................              468,792,751
                                                                 --------------
 UNITED STATES -- (0.0%)
 #*  Golden Ocean Group, Ltd..........................   187,153        726,260
                                                                 --------------
 TOTAL COMMON STOCKS..................................            3,614,194,688
                                                                 --------------
 PREFERRED STOCKS -- (0.4%)
 GERMANY -- (0.4%)
     Biotest AG.......................................    31,089        874,950
     Draegerwerk AG & Co. KGaA........................    10,650      1,066,967

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
      Fuchs Petrolub SE..............................     91,839 $    3,991,176
      Jungheinrich AG................................     79,230      5,585,652
      Sartorius AG...................................     14,037      3,022,083
      Sixt SE........................................     11,224        404,473
      STO SE & Co. KGaA..............................      3,048        475,354
      Villeroy & Boch AG.............................     34,443        538,114
                                                                 --------------
TOTAL GERMANY........................................                15,958,769
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                15,958,769
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights............................    254,689             --
                                                                 --------------
FRANCE -- (0.0%)
#*    Euro Disney SCA Rights 05/06/15(BVL80R6).......     68,806          9,068
#*    Euro Disney SCA Rights 05/06/15(BVZHYB1).......    688,060             --
                                                                 --------------
TOTAL FRANCE.........................................                     9,068
                                                                 --------------
ITALY -- (0.0%)
*     TAMBURI INVESTMENT PARTNERS TAMBURI INV CW20...      9,370          5,731
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    14,799
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@  DFA Short Term Investment Fund................. 27,594,107    319,263,817
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,282,013,228)^^............................            $3,949,432,073
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   94,072,181   --    $   94,072,181
   Belgium....................         --    162,440,461   --       162,440,461
   Denmark....................         --    177,085,841   --       177,085,841
   Finland....................         --    265,953,184   --       265,953,184
   France..................... $2,494,600    446,577,989   --       449,072,589
   Germany....................         --    578,316,760   --       578,316,760
   Greece.....................         --            741   --               741
   Ireland....................         --     86,714,167   --        86,714,167
   Israel.....................         --     84,297,360   --        84,297,360
   Italy......................         --    397,695,058   --       397,695,058
   Netherlands................         --    198,814,484   --       198,814,484
   Norway.....................         --     83,179,916   --        83,179,916
   Portugal...................         --     46,793,543   --        46,793,543
   Spain......................         --    218,816,009   --       218,816,009
   Sweden.....................  2,348,989    299,074,394   --       301,423,383
   Switzerland................  1,248,766    467,543,985   --       468,792,751
   United States..............         --        726,260   --           726,260
Preferred Stocks
   Germany....................         --     15,958,769   --        15,958,769
   Italy......................         --             --   --                --
Rights/Warrants...............
   Austria....................         --             --   --                --
   France.....................         --          9,068   --             9,068
   Italy......................         --          5,731   --             5,731
Securities Lending Collateral.         --    319,263,817   --       319,263,817
                               ---------- --------------   --    --------------
TOTAL......................... $6,092,355 $3,943,339,718   --    $3,949,432,073
                               ========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (74.8%)
   Consumer Discretionary -- (9.2%)
   #   Aimia, Inc....................................... 162,464 $ 1,756,502
   #   AutoCanada, Inc.................................. 130,981   3,362,031
   #   BMTC Group, Inc..................................  17,481     205,840
   *   BRP, Inc.........................................  41,500     893,241
   #   Cineplex, Inc.................................... 294,735  10,736,075
       Cogeco Cable, Inc................................  14,180     793,542
       Cogeco, Inc......................................  36,765   1,642,527
   #   Corus Entertainment, Inc. Class B................ 468,941   5,037,750
       DHX Media, Ltd...................................     400       2,765
       Dorel Industries, Inc. Class B................... 169,797   4,329,801
   #   easyhome, Ltd....................................   3,600      49,134
   #   EnerCare, Inc.................................... 438,600   4,493,818
   #   Gamehost, Inc....................................  41,992     360,569
   #   Glacier Media, Inc............................... 137,300     125,978
   *   Great Canadian Gaming Corp....................... 299,800   5,068,301
   #*  IMAX Corp........................................ 259,917   9,723,495
   *   Indigo Books & Music, Inc........................   2,302      19,802
   #   Leon's Furniture, Ltd............................ 138,475   1,556,434
       Martinrea International, Inc..................... 476,656   4,920,179
   #*  Mood Media Corp.................................. 306,613     135,975
       MTY Food Group, Inc..............................  71,063   2,017,486
   *   Performance Sports Group, Ltd....................  66,703   1,096,034
   #   Pizza Pizza Royalty Corp.........................  75,926     804,629
       Reitmans Canada, Ltd.............................  15,456      68,425
       Reitmans Canada, Ltd. Class A.................... 260,312   1,172,334
       RONA, Inc........................................ 676,245   7,926,624
   #*  Sears Canada, Inc................................  50,217     287,975
       Torstar Corp. Class B............................ 283,089     945,903
   *   TVA Group, Inc. Class B..........................   7,000      27,404
       Uni-Select, Inc.................................. 105,935   4,763,572
       Whistler Blackcomb Holdings, Inc................. 178,805   2,832,771
   *   Yellow Pages, Ltd................................ 147,535   2,048,580
                                                                 -----------
   Total Consumer Discretionary.........................          79,205,496
                                                                 -----------
   Consumer Staples -- (3.7%)
       AGT Food & Ingredients, Inc...................... 125,802   2,938,602
       Andrew Peller, Ltd. Class A......................   3,400      47,132
       Clearwater Seafoods, Inc.........................  80,257     702,023
       Corby Spirit and Wine, Ltd.......................  70,767   1,070,825
       Cott Corp........................................ 509,721   5,740,865
       High Liner Foods, Inc............................  83,191   1,517,074
   #   Liquor Stores N.A., Ltd.......................... 162,911   1,640,508
       Maple Leaf Foods, Inc............................ 317,864   5,514,649
   *   Neptune Technologies & Bioressources, Inc........  22,102      30,081
       North West Co., Inc. (The)....................... 242,310   5,096,875
   #   Premium Brands Holdings Corp..................... 106,943   2,756,470
   #   Rogers Sugar, Inc................................ 505,571   1,758,878

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Consumer Staples -- (Continued)
  *   SunOpta, Inc.....................................   288,340 $ 3,086,562
                                                                  -----------
  Total Consumer Staples...............................            31,900,544
                                                                  -----------
  Energy -- (17.1%)
  *   Advantage Oil & Gas, Ltd......................... 1,100,531   6,008,175
      AKITA Drilling, Ltd. Class A.....................    40,600     287,151
      Arsenal Energy, Inc..............................    61,574     112,993
  #*  Athabasca Oil Corp...............................   809,243     934,325
  *   Bankers Petroleum, Ltd........................... 1,376,399   2,683,654
  #*  Bellatrix Exploration, Ltd.......................   967,258   1,893,321
  *   Birchcliff Energy, Ltd...........................   530,916   2,403,198
  #*  BlackPearl Resources, Inc........................ 1,397,501   1,015,121
  #*  BNK Petroleum, Inc...............................   554,116     211,842
  #   Bonavista Energy Corp............................ 1,035,276   3,878,772
  #   Bonterra Energy Corp.............................   175,395   3,232,037
  *   Boulder Energy, Ltd..............................   261,638   1,080,281
  #   Calfrac Well Services, Ltd.......................   389,570   1,775,308
  #*  Canacol Energy, Ltd..............................   452,342     864,666
  #   Canadian Energy Services & Technology Corp.......   953,842   4,704,118
      CanElson Drilling, Inc...........................   588,455   1,610,788
  #   Canyon Services Group, Inc.......................   309,470   1,306,170
  #   Cathedral Energy Services, Ltd...................   164,270     242,414
  #*  Cequence Energy, Ltd.............................   863,916     422,760
  #*  Chinook Energy, Inc..............................   496,199     330,078
  #*  Corridor Resources, Inc..........................   373,046     202,518
  #*  Crew Energy, Inc.................................   767,471   2,816,730
  *   Delphi Energy Corp...............................   901,739     696,377
  #*  Denison Mines Corp............................... 2,178,471   1,132,668
  #   Enbridge Income Fund Holdings, Inc...............   251,755   6,637,239
      Enerflex, Ltd....................................   436,563   4,069,047
  #*  Energy Fuels, Inc................................    76,572     294,496
  #   Enerplus Corp....................................   349,233   2,219,005
      Ensign Energy Services, Inc......................   758,725   5,876,732
  #*  Epsilon Energy, Ltd..............................   260,061     626,366
  *   Essential Energy Services Trust..................   628,241     465,951
  #*  Gasfrac Energy Services, Inc.....................    91,560      14,439
      Gibson Energy, Inc...............................   116,817   1,722,087
  *   Gran Tierra Energy, Inc.......................... 1,395,612   3,083,931
  #   Granite Oil Corp.................................   195,608     658,084
  #*  Ithaca Energy, Inc............................... 1,599,055     916,994
  #*  Kelt Exploration, Ltd............................   251,041   1,383,955
  *   Leucrotta Exploration, Inc.......................    12,091       9,060
  #   Lightstream Resources, Ltd....................... 1,035,197     538,238
  #   Long Run Exploration, Ltd........................   849,601     370,281
      McCoy Global, Inc................................    51,537     167,475
  #   Mullen Group, Ltd................................   536,825   7,835,753
      Newalta Corp.....................................   272,371   2,688,618
      North American Energy Partners, Inc..............   129,534     245,628
  *   NuVista Energy, Ltd..............................   707,869   2,852,368
  #   Pacific Rubiales Energy Corp.....................   463,400   1,293,275
  *   Painted Pony Petroleum, Ltd......................   524,254   2,821,997
  *   Parex Resources, Inc.............................   584,304   3,864,533
  #   Parkland Fuel Corp...............................   414,677   7,552,553

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Energy -- (Continued)
      Pason Systems, Inc...............................   356,252 $  5,396,148
  #   Pengrowth Energy Corp............................ 2,502,324    3,998,820
  #   Penn West Petroleum, Ltd.........................   535,640      733,108
  #*  Perpetual Energy, Inc............................   383,029      248,939
  #   PHX Energy Services Corp.........................   135,274      471,652
  #   Precision Drilling Corp.......................... 1,736,481    8,829,452
  #   Pulse Seismic, Inc...............................   268,280      514,878
  *   Questerre Energy Corp. Class A...................   745,460      136,797
  *   RMP Energy, Inc..................................   678,628      954,754
  #*  Rock Energy, Inc.................................   237,075      473,117
  #   Savanna Energy Services Corp.....................   472,479      390,165
  #   Secure Energy Services, Inc......................   631,339    5,227,971
  *   Serinus Energy, Inc..............................     9,070        5,201
      ShawCor, Ltd.....................................   226,100    5,314,305
  #*  Sprott Resource Corp.............................   455,390      264,630
  #   Spyglass Resources Corp..........................   571,952       72,158
      Strad Energy Services, Ltd.......................    39,947       84,302
  #   Surge Energy, Inc................................ 1,156,583    2,095,884
  #*  TAG Oil, Ltd.....................................   181,541      167,959
  #   TORC Oil & Gas, Ltd..............................   558,634    3,015,603
  #   Total Energy Services, Inc.......................   176,178    1,992,333
  #   TransGlobe Energy Corp...........................   448,945    1,328,453
      Trican Well Service, Ltd.........................   790,196    1,697,787
      Trilogy Energy Corp..............................   136,142      478,842
  #   Trinidad Drilling, Ltd...........................   827,012    2,055,120
  #   Twin Butte Energy, Ltd........................... 1,511,708      514,363
  *   UEX Corp.........................................   608,088       92,990
      Western Energy Services Corp.....................   406,097    1,627,058
  *   Xtreme Drilling & Coil Services Corp.............   224,819      445,220
  *   Yangarra Resources, Ltd..........................    20,400       16,534
  #   Zargon Oil & Gas, Ltd............................   164,240      261,207
  #   ZCL Composites, Inc..............................    96,300      480,819
                                                                  ------------
  Total Energy.........................................            147,440,139
                                                                  ------------
  Financials -- (6.4%)
      AGF Management, Ltd. Class B.....................   444,369    2,028,431
  #   Alaris Royalty Corp..............................    52,234    1,197,765
  #   Altus Group, Ltd.................................   195,097    2,479,269
      Brookfield Real Estate Services, Inc.............     8,075       90,947
      Canaccord Genuity Group, Inc.....................   623,378    3,365,102
  #   Canadian Western Bank............................   436,532    8,210,947
      Clairvest Group, Inc.............................     1,900       43,234
  #   Clarke, Inc......................................    17,242      151,874
      Colliers International Group, Inc................   161,848    6,743,203
      E-L Financial Corp., Ltd.........................     1,700      935,887
  #   Echelon Financial Holdings, Inc..................    14,650      173,625
      Equitable Group, Inc.............................    50,795    2,087,960
  *   Equity Financial Holdings, Inc...................       800        4,649
      Fiera Capital Corp...............................   128,737    1,237,316
      Firm Capital Mortgage Investment Corp............     2,494       23,913
  #   First National Financial Corp....................     6,573       92,374
      FirstService Corp................................   150,648    4,503,832
  *   Genesis Land Development Corp....................    76,842      190,658

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   Financials -- (Continued)
   #   Genworth MI Canada, Inc..........................  64,654 $ 1,530,023
       Gluskin Sheff + Associates, Inc.................. 160,621   2,943,828
   #   GMP Capital, Inc................................. 288,387   1,133,394
       Guardian Capital Group, Ltd. Class A.............  11,327     161,957
   #   Home Capital Group, Inc..........................  90,000   2,190,389
   #   Killam Properties, Inc........................... 357,789   2,735,704
   *   Kingsway Financial Services, Inc.................  14,370      80,210
       Laurentian Bank of Canada........................ 191,320   7,238,226
   #*  Mainstreet Equity Corp...........................  24,994     657,410
       Melcor Developments, Ltd.........................  41,240     545,515
   #   Sprott, Inc...................................... 773,488   1,241,980
   #*  Street Capital Group, Inc........................ 120,227     192,128
       TMX Group, Ltd...................................  21,876     823,288
                                                                 -----------
   Total Financials.....................................          55,035,038
                                                                 -----------
   Health Care -- (1.1%)
       Amica Mature Lifestyles, Inc.....................  36,241     235,538
   #   Extendicare, Inc................................. 561,871   3,707,571
   *   Knight Therapeutics, Inc.........................  51,775     294,930
   #   Medical Facilities Corp.......................... 164,269   1,787,321
   *   QLT, Inc......................................... 219,010     823,894
   #   Sienna Senior Living, Inc........................ 215,004   2,546,478
   #*  Theratechnologies, Inc...........................  10,101      18,382
   *   Transition Therapeutics, Inc.....................  31,841      67,560
       Zenith Epigenetics Corp.......................... 111,820       6,925
                                                                 -----------
   Total Health Care....................................           9,488,599
                                                                 -----------
   Industrials -- (11.0%)
       Aecon Group, Inc................................. 408,101   3,426,195
   #   Ag Growth International, Inc.....................  87,632   3,031,289
   #   Algoma Central Corp..............................  25,790     345,089
   *   ATS Automation Tooling Systems, Inc.............. 522,530   6,452,467
   #   Badger Daylighting, Ltd.......................... 213,881   3,985,381
   #*  Ballard Power Systems, Inc....................... 134,734     181,314
   #   Bird Construction, Inc........................... 204,133   1,710,668
   #   Black Diamond Group, Ltd......................... 231,141   2,447,760
   #   CanWel Building Materials Group, Ltd.............  82,513     346,367
   #   Cervus Equipment Corp............................  34,597     373,257
   #   DirectCash Payments, Inc.........................  78,722     816,202
   #   Exchange Income Corp.............................  76,468   1,309,694
       Exco Technologies, Ltd........................... 128,615   1,711,130
   *   Heroux-Devtek, Inc............................... 125,954   1,097,890
   #   HNZ Group, Inc...................................  23,088     343,535
   #   Horizon North Logistics, Inc..................... 483,483   1,109,033
   #   K-Bro Linen, Inc.................................  29,653   1,135,922
       MacDonald Dettwiler & Associates, Ltd............  17,484   1,036,594
       Magellan Aerospace Corp..........................  73,376   1,033,441
       Morneau Shepell, Inc............................. 264,411   3,335,842
   #   New Flyer Industries, Inc........................ 254,471   3,171,524
   *   Ovivo, Inc. Class A..............................  93,231      89,107
       Richelieu Hardware, Ltd..........................  77,285   4,018,335
   #   Rocky Mountain Dealerships, Inc..................  80,214     528,688

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Industrials -- (Continued)
  #   Russel Metals, Inc...............................   350,655 $ 5,201,443
      Stantec, Inc.....................................   453,829  12,620,531
      Stuart Olson, Inc................................    88,659     399,960
  #   Student Transportation, Inc......................   446,081   2,032,835
  #   Toromont Industries, Ltd.........................   376,225  10,519,974
      Transcontinental, Inc. Class A...................   359,276   4,040,945
      TransForce, Inc..................................   432,009   8,254,697
  #   Wajax Corp.......................................   100,638   1,556,682
      WesternOne, Inc..................................    34,387      15,250
      Westjet Airlines, Ltd............................     6,379     112,523
  *   Westport Innovations, Inc........................     3,750      15,025
  #   Westshore Terminals Investment Corp..............   318,149   7,027,813
                                                                  -----------
  Total Industrials....................................            94,834,402
                                                                  -----------
  Information Technology -- (3.8%)
  #*  5N Plus, Inc.....................................   333,314     244,662
      Absolute Software Corp...........................   234,888   1,370,337
  *   AgJunction, Inc..................................    20,300       6,985
  #*  Avigilon Corp....................................   161,993   1,973,123
      Calian Technologies, Ltd.........................    20,637     297,598
  *   Celestica, Inc...................................    93,521   1,252,810
      COM DEV International, Ltd.......................   450,151   1,786,355
  #   Computer Modelling Group, Ltd....................   370,857   3,711,831
  *   Descartes Systems Group, Inc. (The)..............   255,838   4,315,316
      DH Corp..........................................    11,296     372,258
  #*  DragonWave, Inc..................................   162,023      34,688
      Enghouse Systems, Ltd............................    97,257   3,930,139
  #   Evertz Technologies, Ltd.........................   136,281   1,631,808
  #*  EXFO, Inc........................................       686       2,067
      Mediagrif Interactive Technologies, Inc..........     9,626     131,747
  *   Mitel Networks Corp..............................   261,961   2,477,696
  #*  Points International, Ltd........................    36,359     410,615
  #*  Redknee Solutions, Inc...........................    76,611     286,446
  #*  Sandvine Corp.................................... 1,036,169   2,780,864
  #*  Sierra Wireless, Inc.............................   159,192   3,913,310
  *   SMART Technologies, Inc. Class A.................     7,408       6,117
  *   Solium Capital, Inc..............................    87,806     537,101
      Vecima Networks, Inc.............................     6,059      47,301
  #   Wi-LAN, Inc......................................   780,333   1,634,830
                                                                  -----------
  Total Information Technology.........................            33,156,004
                                                                  -----------
  Materials -- (16.7%)
      Acadian Timber Corp..............................    30,788     449,867
      AirBoss of America Corp..........................    80,062   1,476,542
  *   Alacer Gold Corp................................. 1,475,888   3,024,338
  *   Alamos Gold, Inc. Class A........................ 1,545,462   5,022,146
  *   Alexco Resource Corp.............................   107,307      34,871
  #*  Almaden Minerals, Ltd............................    98,343      60,155
  #   Altius Minerals Corp.............................   108,800   1,134,711
  *   Americas Silver Corp.............................   978,870     138,465
  *   Amerigo Resources, Ltd...........................   553,854     114,341
  #*  Argonaut Gold, Inc...............................   645,866     641,989

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
   #*  Asanko Gold, Inc.................................   262,544 $  403,497
   *   AuRico Metals, Inc...............................   679,583    270,202
   #*  Avalon Rare Metals, Inc..........................   352,025     61,907
   #*  B2Gold Corp...................................... 5,268,073  5,719,818
   #*  Banro Corp.......................................    14,500      3,160
       Canam Group, Inc. Class A........................   237,796  2,587,328
   #   Canexus Corp.....................................   683,986    606,663
   *   Canfor Corp......................................    36,400    662,122
   #   Canfor Pulp Products, Inc........................   206,915  1,980,790
   *   Capstone Mining Corp............................. 2,111,821  1,485,549
       Cascades, Inc....................................   477,193  2,783,945
       Centerra Gold, Inc...............................   999,634  4,998,743
   #*  China Gold International Resources Corp., Ltd....   846,660  1,158,788
   *   Claude Resources, Inc............................ 1,023,200    508,529
   #*  Copper Mountain Mining Corp......................   643,331    388,601
   *   Detour Gold Corp.................................    15,500    150,396
       Dominion Diamond Corp............................   487,201  6,064,635
   #*  Dundee Precious Metals, Inc......................   646,222  1,007,985
   #*  Eastern Platinum, Ltd............................   310,296    303,688
   *   EcoSynthetix, Inc................................     1,500      1,950
   #*  Endeavour Mining Corp............................ 2,738,376  1,067,838
   #*  Endeavour Silver Corp............................   536,376    742,318
   *   Entree Gold, Inc.................................    26,637      7,230
   *   Exeter Resource Corp.............................    70,137     26,680
   #*  First Majestic Silver Corp.......................   652,877  2,001,787
   #*  Fortress Paper, Ltd. Class A.....................    16,706     64,251
   *   Fortuna Silver Mines, Inc........................   876,406  2,439,208
   #*  Golden Star Resources, Ltd....................... 1,116,362    256,076
   #*  Great Panther Silver, Ltd........................   700,801    243,808
   #*  Guyana Goldfields, Inc...........................   426,283  1,183,169
   *   Hanfeng Evergreen, Inc...........................    45,837      4,535
       HudBay Minerals, Inc............................. 1,398,004  9,011,105
   #*  IAMGOLD Corp..................................... 2,443,241  3,717,590
   #*  Imperial Metals Corp.............................   236,915  1,449,188
   *   Interfor Corp....................................   381,931  4,719,199
   #*  International Tower Hill Mines, Ltd..............   220,027     51,312
       Intertape Polymer Group, Inc.....................   324,227  4,784,632
   #*  Katanga Mining, Ltd.............................. 1,025,162    176,367
   *   Kinross Gold Corp................................   375,845    689,703
   #*  Kirkland Lake Gold, Inc..........................   461,108  1,685,282
   #*  Lake Shore Gold Corp............................. 2,928,516  2,463,102
       Lucara Diamond Corp.............................. 1,384,065  2,116,550
       Major Drilling Group International, Inc..........   559,212  1,958,322
   #   Mandalay Resources Corp.......................... 1,149,842    703,348
       Minco Base Metals Corp...........................     2,780         --
   *   Nautilus Minerals, Inc...........................    89,354     27,670
   #*  Nevada Copper Corp...............................   160,491    134,985
       Nevsun Resources, Ltd............................ 1,171,411  3,761,843
   *   New Gold, Inc.................................... 2,304,655  5,092,673
   #   Norbord, Inc.....................................   249,680  4,843,356
   #*  Northern Dynasty Minerals, Ltd...................   148,624     46,592
   #*  Novagold Resources, Inc..........................   550,799  1,684,594
       OceanaGold Corp.................................. 1,947,816  3,365,878

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Materials -- (Continued)
  #   Osisko Gold Royalties, Ltd.......................   149,942 $  1,656,654
  #   Pan American Silver Corp.........................   990,673    6,173,479
  *   Phoscan Chemical Corp............................   432,579       92,612
  #*  Pilot Gold, Inc..................................    65,895       19,146
  #*  Platinum Group Metals, Ltd.......................   241,887       71,206
  #*  Polymet Mining Corp..............................   613,665      563,060
  #*  Primero Mining Corp.............................. 1,071,138    2,776,432
  #*  RB Energy, Inc...................................   396,013          396
  *   Richmont Mines, Inc..............................   231,043      607,706
  #*  Rubicon Minerals Corp............................   491,305      420,738
  #*  Sabina Gold & Silver Corp........................   383,055      106,904
  #*  Sandstorm Gold, Ltd..............................   634,160    1,614,675
  #*  Seabridge Gold, Inc..............................   111,235      449,924
  #*  SEMAFO, Inc...................................... 1,595,446    3,476,715
  #   Sherritt International Corp...................... 1,970,361    2,018,797
  #*  Silver Standard Resources, Inc...................   571,298    3,284,903
  *   St Andrew Goldfields, Ltd........................   774,028      147,958
      Stella-Jones, Inc................................   187,800    6,374,158
  #*  Stornoway Diamond Corp...........................   297,297      186,400
  #*  Tanzanian Royalty Exploration Corp...............   298,950      114,291
  #*  Taseko Mines, Ltd................................   960,266      469,909
  *   Tembec, Inc......................................   403,476      561,476
  *   Teranga Gold Corp................................ 1,849,263      862,523
  #*  Thompson Creek Metals Co., Inc................... 1,092,468      651,546
      Timminco, Ltd....................................    69,822           91
  #*  Timmins Gold Corp................................   910,674      278,525
  *   Wesdome Gold Mines, Ltd..........................   314,464      233,230
  #   Western Forest Products, Inc..................... 2,201,509    3,231,943
      Winpak, Ltd......................................   111,223    3,776,743
      Yamana Gold, Inc.................................    82,732      163,838
                                                                  ------------
  Total Materials......................................            144,151,890
                                                                  ------------
  Telecommunication Services -- (0.5%)
  #   Axia NetMedia Corp...............................   185,467      448,144
  #   Manitoba Telecom Services, Inc...................   161,284    3,577,512
                                                                  ------------
  Total Telecommunication Services.....................              4,025,656
                                                                  ------------
  Utilities -- (5.3%)
  #   Algonquin Power & Utilities Corp................. 1,054,815    7,726,519
  #*  Alterra Power Corp............................... 1,104,421      363,116
  #   Boralex, Inc. Class A............................   167,168    1,775,405
      Capital Power Corp...............................   523,509    8,762,176
      Capstone Infrastructure Corp.....................   555,800    1,308,915
  #   Innergex Renewable Energy, Inc...................   512,927    4,208,209
  #   Just Energy Group, Inc...........................   727,176    3,914,301
  #*  Maxim Power Corp.................................    92,234      165,730
  #   Northland Power, Inc.............................   536,896    6,564,183
  #   Superior Plus Corp...............................   689,743    5,954,199
  #   TransAlta Corp...................................   116,250      736,868
  #   TransAlta Renewables, Inc........................   126,046    1,204,706

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
Utilities -- (Continued)
#     Valener, Inc.....................................    259,660 $  3,367,231
                                                                   ------------
Total Utilities........................................              46,051,558
                                                                   ------------
TOTAL COMMON STOCKS....................................             645,289,326
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
*     Imperial Metals Corp. Rights 08/20/15............    236,915        3,623
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (25.2%)
(S)@  DFA Short Term Investment Fund................... 18,754,773  216,992,727
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,212,110,019)^^..............................            $862,285,676
                                                                   ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 79,205,496           --   --    $ 79,205,496
    Consumer Staples...........   31,900,544           --   --      31,900,544
    Energy.....................  147,425,700 $     14,439   --     147,440,139
    Financials.................   55,035,038           --   --      55,035,038
    Health Care................    9,481,674        6,925   --       9,488,599
    Industrials................   94,834,402           --   --      94,834,402
    Information Technology.....   33,156,004           --   --      33,156,004
    Materials..................  144,146,868        5,022   --     144,151,890
    Telecommunication
      Services.................    4,025,656           --   --       4,025,656
    Utilities..................   46,051,558           --   --      46,051,558
 Rights/Warrants...............           --        3,623   --           3,623
 Securities Lending Collateral.           --  216,992,727   --     216,992,727
                                ------------ ------------   --    ------------
 TOTAL......................... $645,262,940 $217,022,736   --    $862,285,676
                                ============ ============   ==    ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (93.3%)
  BRAZIL -- (5.2%)
      AES Tiete SA.....................................    49,684 $   258,871
      AMBEV SA.........................................   855,320   4,861,206
      AMBEV SA ADR..................................... 5,246,261  29,798,763
      Banco Bradesco SA................................   876,698   7,082,307
      Banco do Brasil SA............................... 2,170,868  13,980,239
      Banco Santander Brasil SA........................   107,913     504,274
      BB Seguridade Participacoes SA...................   860,654   8,106,454
      BM&FBovespa SA................................... 2,958,708   9,021,426
      BR Malls Participacoes SA........................   647,523   2,430,138
      Braskem SA Sponsored ADR.........................   165,709   1,201,390
      BRF SA...........................................   361,552   7,589,113
      BRF SA ADR.......................................   539,479  11,280,506
      CCR SA........................................... 1,232,468   5,478,515
  *   Centrais Eletricas Brasileiras SA................   204,600     345,985
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     214,700
  *   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     167,334
      CETIP SA--Mercados Organizados...................   386,800   4,005,879
  #   Cia Brasileira de Distribuicao ADR...............    85,830   1,865,944
      Cia de Saneamento Basico do Estado de Sao Paulo.. 306,700 1,564,874 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668     904,060
      Cia Energetica de Minas Gerais...................    96,887     279,007
      Cia Paranaense de Energia........................    27,600     190,156
      Cia Paranaense de Energia Sponsored ADR..........    57,783     587,075
  #   Cia Siderurgica Nacional SA Sponsored ADR........   653,103     816,379
      Cielo SA......................................... 1,095,620  13,993,043
      Cosan Logistica SA...............................   177,069      93,087
      Cosan SA Industria e Comercio....................   203,008   1,233,244
      CPFL Energia SA..................................   215,566   1,213,836
  #   CPFL Energia SA ADR..............................    65,545     736,071
      Duratex SA.......................................   205,665     418,063
      Embraer SA.......................................    29,370     205,010
      Embraer SA ADR...................................   219,737   6,119,675
      Fibria Celulose SA Sponsored ADR.................   488,398   6,505,461
      Gerdau SA........................................   174,232     256,467
  #   Gerdau SA Sponsored ADR..........................   577,984     999,912
  *   Hypermarcas SA...................................   474,324   2,806,643
      Itau Unibanco Holding SA.........................   349,677   2,910,613
      JBS SA........................................... 1,598,074   7,192,372
      Klabin SA........................................   996,400   6,178,119
      Kroton Educacional SA............................ 1,456,499   4,083,702
      Localiza Rent a Car SA...........................    43,024     353,093
      Lojas Americanas SA..............................   214,837     837,651
      Lojas Renner SA..................................   173,887   5,530,033
      M Dias Branco SA.................................    40,100     905,308
      Multiplan Empreendimentos Imobiliarios SA........   112,800   1,536,857
      Natura Cosmeticos SA.............................   235,850   1,753,747
  *   Oi SA ADR(670851302).............................       732       1,093
  *   Petroleo Brasileiro SA........................... 1,007,800   3,408,439
  #*  Petroleo Brasileiro SA ADR....................... 1,308,418   8,897,242

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
     Porto Seguro SA..................................     235,799 $  2,681,013
     Qualicorp SA.....................................     387,373    2,302,324
     Raia Drogasil SA.................................     297,000    3,774,141
 *   Rumo Logistica Operadora Multimodal SA...........   1,465,079      389,381
     Souza Cruz SA....................................     504,313    3,577,670
     Tim Participacoes SA.............................     578,213    1,585,718
     Tim Participacoes SA ADR.........................      63,679      866,671
     Totvs SA.........................................     128,775    1,318,609
     Tractebel Energia SA.............................     207,701    2,198,969
     Transmissora Alianca de Energia Eletrica SA......     186,134    1,138,891
     Ultrapar Participacoes SA........................     379,984    7,798,442
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    5,213,314
     Usinas Siderurgicas de Minas Gerais SA...........      39,100      110,427
     Vale SA..........................................     252,500    1,317,827
 #   Vale SA Sponsored ADR............................   1,238,400    6,513,984
     WEG SA...........................................     623,150    3,421,554
                                                                   ------------
 TOTAL BRAZIL.........................................              234,912,311
                                                                   ------------
 CHILE -- (1.5%)
     AES Gener SA.....................................   3,056,998    1,639,251
     Aguas Andinas SA Class A.........................   3,794,761    2,002,619
     Banco de Chile...................................   3,083,541      330,959
 #   Banco de Chile ADR...............................      52,626    3,279,130
     Banco de Credito e Inversiones...................      52,455    2,305,980
     Banco Santander Chile ADR........................     226,796    4,579,011
     Cencosud SA......................................   2,185,782    4,620,462
     Cencosud SA ADR..................................       8,408       52,970
     Cia Cervecerias Unidas SA........................      81,744      860,477
     Cia Cervecerias Unidas SA ADR....................      57,361    1,210,317
     Colbun SA........................................  10,147,919    2,687,412
     Corpbanca SA..................................... 249,699,367    2,514,664
     Corpbanca SA ADR.................................      30,902      466,620
     E.CL SA..........................................     127,905      173,730
     Embotelladora Andina SA Class A ADR..............      22,244      304,298
     Embotelladora Andina SA Class B ADR..............      21,587      359,424
     Empresa Nacional de Electricidad SA Sponsored ADR     138,910    5,716,147
     Empresa Nacional de Telecomunicaciones SA........     286,929    2,954,583
     Empresas CMPC SA.................................   2,151,128    5,648,964
     Empresas COPEC SA................................     401,232    4,013,620
     Enersis SA Sponsored ADR.........................     535,454    8,090,710
     Inversiones Aguas Metropolitanas SA..............     466,482      677,782
 #*  Latam Airlines Group SA Sponsored ADR............     555,276    3,442,711
 *   Molibdenos y Metales SA..........................       3,719       22,758
     Parque Arauco SA.................................     207,902      383,310
     SACI Falabella...................................     853,793    5,554,235
     Sigdo Koppers SA.................................     361,767      476,153
     Sociedad Quimica y Minera de Chile SA Sponsored
       ADR............................................     121,378    1,639,817

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Sonda SA.........................................    625,003 $ 1,151,192
                                                                   -----------
  TOTAL CHILE..........................................             67,159,306
                                                                   -----------
  CHINA -- (14.5%)
      AAC Technologies Holdings, Inc...................    564,000   3,197,414
      Agricultural Bank of China, Ltd. Class H......... 17,211,000   7,763,954
      Air China, Ltd. Class H..........................  1,004,000   1,004,520
  #*  Alibaba Health Information Technology, Ltd.......    872,000     808,784
  #*  Aluminum Corp. of China, Ltd. ADR................    112,680     971,302
  *   Aluminum Corp. of China, Ltd. Class H............    408,000     141,461
      Angang Steel Co., Ltd. Class H...................  1,186,000     602,240
      Anhui Conch Cement Co., Ltd. Class H.............    573,500   1,785,007
      Anta Sports Products, Ltd........................    654,000   1,681,461
  #   AviChina Industry & Technology Co., Ltd. Class H.  1,605,000   1,343,216
      Bank of China, Ltd. Class H...................... 56,007,181  30,532,226
      Bank of Communications Co., Ltd. Class H.........  5,061,515   4,448,857
      BBMG Corp. Class H...............................    862,000     663,485
      Beijing Capital International Airport Co., Ltd.
        Class H........................................  1,116,000   1,148,898
      Beijing Enterprises Holdings, Ltd................    437,972   3,222,783
  #   Beijing Enterprises Water Group, Ltd.............  1,664,000   1,242,087
      Belle International Holdings, Ltd................  5,400,000   5,628,141
      Brilliance China Automotive Holdings, Ltd........  1,976,000   2,622,577
  #   Byd Co., Ltd. Class H............................    258,386   1,136,093
  *   China CITIC Bank Corp., Ltd. Class H.............  6,110,928   4,363,778
  #   China Coal Energy Co., Ltd. Class H..............  3,275,777   1,593,988
      China Communications Construction Co., Ltd.
        Class H........................................  3,117,000   4,000,871
      China Conch Venture Holdings, Ltd................     65,500     135,078
      China Construction Bank Corp. Class H............ 62,092,590  50,572,994
  #*  China COSCO Holdings Co., Ltd. Class H...........  1,197,000     615,708
  *   China Eastern Airlines Corp., Ltd. ADR...........      2,200      89,012
  *   China Eastern Airlines Corp., Ltd. Class H.......    648,000     521,705
      China Everbright Bank Co., Ltd. Class H..........  4,087,000   2,265,409
      China Everbright International, Ltd..............  2,019,000   3,086,275
      China Galaxy Securities Co., Ltd. Class H........  2,083,000   1,877,278
      China Gas Holdings, Ltd..........................  1,186,000   2,085,509
  #   China Hongqiao Group, Ltd........................  1,669,500   1,236,502
      China International Marine Containers Group Co.,
        Ltd. Class H...................................    325,600     693,228
  #   China Life Insurance Co., Ltd. ADR...............    924,036  17,066,945
      China Longyuan Power Group Corp., Ltd. Class H...  2,948,000   3,377,473
      China Machinery Engineering Corp. Class H........    180,000     135,883
      China Mengniu Dairy Co., Ltd.....................    900,000   4,080,626
  #   China Merchants Bank Co., Ltd. Class H...........  3,022,554   7,807,798
      China Merchants Holdings International Co., Ltd..    833,501   3,057,523
      China Minsheng Banking Corp., Ltd. Class H.......  4,510,500   5,059,152
      China Mobile, Ltd................................    906,205  58,903,325
  #   China Molybdenum Co., Ltd. Class H...............    369,322     238,454
      China National Building Material Co., Ltd.
        Class H........................................  6,047,916   4,576,230
  #   China Oilfield Services, Ltd. Class H............  1,118,000   1,371,562
      China Overseas Land & Investment, Ltd............  3,590,000  11,282,351
      China Pacific Insurance Group Co., Ltd. Class H..  1,092,200   4,578,500
      China Petroleum & Chemical Corp. ADR.............    132,615   9,973,952
      China Petroleum & Chemical Corp. Class H.........  2,522,800   1,898,197
      China Power International Development, Ltd.......  2,983,000   2,111,687

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Railway Construction Corp., Ltd. Class H...  1,270,000 $ 1,653,299
      China Railway Group, Ltd. Class H................  1,919,000   1,636,748
      China Resources Cement Holdings, Ltd.............  2,207,335   1,140,645
      China Resources Enterprise, Ltd..................  1,060,710   3,440,885
      China Resources Gas Group, Ltd...................    690,000   2,108,015
      China Resources Land, Ltd........................  2,462,666   6,915,747
      China Resources Power Holdings Co., Ltd..........  1,762,000   4,525,797
      China Shenhua Energy Co., Ltd. Class H...........  2,053,000   3,899,638
  #*  China Shipping Container Lines Co., Ltd. Class H.  2,324,000     731,064
  #   China Shipping Development Co., Ltd. Class H.....  1,056,000     641,024
  #   China South City Holdings, Ltd...................  1,814,000     535,185
      China Southern Airlines Co., Ltd. Class H........    380,000     376,042
      China Southern Airlines Co., Ltd. Sponsored ADR.. 12,606 621,476 China State Construction International Holdings,
        Ltd............................................  1,074,000   1,671,886
  *   China Taiping Insurance Holdings Co., Ltd........  1,062,906   3,156,485
  #   China Telecom Corp., Ltd. ADR....................     56,720   3,158,170
      China Telecom Corp., Ltd. Class H................  3,302,000   1,846,599
      China Unicom Hong Kong, Ltd.(6263830)............  6,938,000   9,701,832
  #   China Unicom Hong Kong, Ltd.(2603496)............    586,018   8,256,994
  #   China Vanke Co., Ltd. Class H....................  1,674,200   3,981,478
      Chongqing Rural Commercial Bank Co., Ltd. Class H  3,318,000   2,377,054
  #   CITIC Securities Co., Ltd. Class H...............  1,083,500   2,975,395
      CITIC, Ltd.......................................  5,705,000  10,217,115
      CNOOC, Ltd.......................................  3,932,000   4,815,064
  #   CNOOC, Ltd. ADR..................................    127,716  15,664,367
      COSCO Pacific, Ltd...............................  1,749,502   2,292,305
      Country Garden Holdings Co., Ltd.................  9,725,686   3,798,822
      CRRC Corp, Ltd...................................  1,471,000   1,855,114
      CSPC Pharmaceutical Group, Ltd...................  1,466,000   1,345,745
  #*  CSSC Offshore and Marine Engineering Group Co.,
        Ltd. Class H...................................     96,000     271,820
  #   Dalian Port PDA Co., Ltd. Class H................    504,000     173,442
      Datang International Power Generation Co., Ltd.
        Class H........................................  2,586,000   1,117,227
  #   Dongfang Electric Corp., Ltd. Class H............    264,600     342,897
      Dongfeng Motor Group Co., Ltd. Class H...........  2,688,000   3,088,553
      ENN Energy Holdings, Ltd.........................    696,000   4,614,409
  #   Evergrande Real Estate Group, Ltd................ 10,542,000   6,964,787
  #   Fosun International, Ltd.........................    855,941   1,803,214
  #*  GCL-Poly Energy Holdings, Ltd....................  5,859,814   1,184,759
      Geely Automobile Holdings, Ltd...................  3,825,000   1,605,990
      Great Wall Motor Co., Ltd. Class H...............    947,500   3,136,718
      Guangdong Investment, Ltd........................  2,506,000   3,385,372
      Guangshen Railway Co., Ltd. Sponsored ADR........     27,717     659,110
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,522,259   1,220,258
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................     98,000     269,289
  *   Guangzhou R&F Properties Co., Ltd................  1,809,600   1,814,157
      Haier Electronics Group Co., Ltd.................    814,000   1,919,049
  #   Haitong Securities Co., Ltd. Class H.............  1,664,800   3,029,356
  #*  Hanergy Thin Film Power Group, Ltd...............  5,416,000     733,563
      Hengan International Group Co., Ltd..............    593,000   6,609,557
      Huadian Power International Corp., Ltd. Class H..  1,260,000   1,275,926
      Huaneng Power International, Inc. Class H........    848,000   1,028,691
  #   Huaneng Power International, Inc. Sponsored ADR..     34,452   1,669,199
      Huishang Bank Corp., Ltd. Class H................  1,207,000     576,085

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 CHINA -- (Continued)
     Industrial & Commercial Bank of China, Ltd.
       Class H........................................ 65,988,185 $ 45,333,082
     Jiangsu Expressway Co., Ltd. Class H.............  1,106,000    1,385,544
     Jiangxi Copper Co., Ltd. Class H.................  1,369,000    1,846,111
     Kunlun Energy Co., Ltd...........................  4,980,000    4,746,018
     Lenovo Group, Ltd................................  5,541,278    5,998,706
     Longfor Properties Co., Ltd......................  1,862,000    2,649,183
 #*  Maanshan Iron & Steel Co., Ltd. Class H..........  1,406,000      329,508
     Metallurgical Corp. of China, Ltd. Class H.......  1,799,000      602,689
     New China Life Insurance Co., Ltd. Class H.......    325,700    1,397,755
     New World China Land, Ltd........................  2,452,000    1,516,662
     Nine Dragons Paper Holdings, Ltd.................     15,000       11,104
     People's Insurance Co. Group of China, Ltd.
       (The) Class H..................................  5,987,000    3,111,451
     PetroChina Co., Ltd. ADR.........................    125,562   12,354,045
     PetroChina Co., Ltd. Class H.....................  1,724,000    1,693,957
     PICC Property & Casualty Co., Ltd. Class H.......  3,166,132    6,546,951
     Ping An Insurance Group Co. of China, Ltd.
       Class H........................................  3,535,000   20,319,557
     Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H........................................    988,000      663,331
 #   Shanghai Electric Group Co., Ltd. Class H........  1,082,000      669,374
     Shanghai Fosun Pharmaceutical Group Co., Ltd.
       Class H........................................    180,500      536,122
     Shanghai Industrial Holdings, Ltd................    515,274    1,518,451
     Shanghai Pharmaceuticals Holding Co., Ltd.
       Class H........................................    419,300      991,549
     Shenzhou International Group Holdings, Ltd.......    334,000    1,747,723
     Shimao Property Holdings, Ltd....................  2,875,371    5,156,226
     Sihuan Pharmaceutical Holdings Group, Ltd........  2,286,000      979,740
     Sino Biopharmaceutical, Ltd......................  2,392,000    2,772,784
     Sino-Ocean Land Holdings, Ltd....................  3,554,743    2,450,240
 #*  Sinopec Oilfield Service Corp. Class H...........    842,000      264,677
 *   Sinopec Shanghai Petrochemical Co., Ltd. Class H.  1,149,000      468,483
 *   Sinopec Shanghai Petrochemical Co., Ltd.
       Sponsored ADR..................................      9,818      397,020
     Sinopharm Group Co., Ltd. Class H................    985,200    3,788,844
     SOHO China, Ltd..................................  2,338,263    1,474,034
 #   Sun Art Retail Group, Ltd........................  2,780,000    2,116,218
     Tencent Holdings, Ltd............................  3,970,600   73,821,434
     Tingyi Cayman Islands Holding Corp...............  1,562,000    3,005,789
     Travelsky Technology, Ltd. Class H...............    365,000      441,700
 #   Tsingtao Brewery Co., Ltd. Class H...............    138,000      736,361
 #   Want Want China Holdings, Ltd....................  4,988,000    5,180,577
 #   Weichai Power Co., Ltd. Class H..................    704,400    1,058,497
     Xinjiang Goldwind Science & Technology Co., Ltd.
       Class H........................................    234,000      447,202
 #   Yanzhou Coal Mining Co., Ltd. Class H............    858,000      489,272
 #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    106,215      604,363
     Zhejiang Expressway Co., Ltd. Class H............  1,358,000    1,576,845
     Zhuzhou CSR Times Electric Co., Ltd. Class H.....    214,000    1,450,810
     Zijin Mining Group Co., Ltd. Class H.............  3,187,000      847,464
 #   Zoomlion Heavy Industry Science and Technology
       Co., Ltd.......................................  1,193,400      641,057
     ZTE Corp. Class H................................    469,485    1,042,669
                                                                  ------------
 TOTAL CHINA..........................................             659,616,096
                                                                  ------------
 COLOMBIA -- (0.5%)
     Almacenes Exito SA...............................    247,640    1,831,504
     Banco de Bogota SA...............................     35,006      729,535
     Bancolombia SA...................................    293,299    2,649,875
     Bancolombia SA Sponsored ADR.....................    136,185    5,256,741

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Cementos Argos SA................................   427,348 $ 1,464,557
  *   Cemex Latam Holdings SA..........................   138,849     609,393
      Corp. Financiera Colombiana SA...................    51,792     679,770
      Ecopetrol SA..................................... 2,771,514   1,549,353
  #   Ecopetrol SA Sponsored ADR.......................   220,479   2,489,208
      Empresa de Energia de Bogota SA ESP.............. 1,327,987     770,048
      Grupo Argos SA...................................    25,995     157,053
  #   Grupo Aval Acciones y Valores SA ADR.............    78,792     681,551
      Grupo de Inversiones Suramericana SA.............   155,412   1,996,613
      Grupo Nutresa SA.................................   154,790   1,188,873
      Interconexion Electrica SA ESP...................   552,280   1,357,688
      Isagen SA ESP.................................... 1,196,598   1,217,372
                                                                  -----------
  TOTAL COLOMBIA.......................................            24,629,134
                                                                  -----------
  CZECH REPUBLIC -- (0.2%)
      CEZ A.S..........................................   256,338   6,209,670
      Komercni Banka A.S...............................    10,629   2,378,459
      Pegas Nonwovens SA...............................     1,067      35,338
      Philip Morris CR A.S.............................       689     299,212
  *   Unipetrol A.S....................................    14,750     111,842
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................             9,034,521
                                                                  -----------
  EGYPT -- (0.1%)
      Commercial International Bank Egypt SAE GDR......   735,372   4,930,527
  *   Egyptian Financial Group-Hermes Holding Co. GDR..       774       2,693
  *   Global Telecom Holding SAE GDR...................   640,757   1,057,249
                                                                  -----------
  TOTAL EGYPT..........................................             5,990,469
                                                                  -----------
  GREECE -- (0.4%)
      Aegean Airlines SA...............................    38,061     247,081
  *   Alpha Bank AE.................................... 5,260,851   1,537,426
      Athens Water Supply & Sewage Co. SA (The)........    43,827     259,957
  *   Ellaktor SA......................................     7,610      13,933
  *   Eurobank Ergasias SA.............................    33,138       4,241
      FF Group.........................................    34,149     850,179
      Hellenic Petroleum SA............................   117,487     562,468
      Hellenic Telecommunications Organization SA......   340,319   2,822,327
      JUMBO SA.........................................   168,373   1,222,458
      Metka SA.........................................    13,411     106,649
      Motor Oil Hellas Corinth Refineries SA...........    96,253     874,070
  *   Mytilineos Holdings SA...........................    87,326     514,085
  *   National Bank of Greece SA....................... 1,922,840   2,025,959
      OPAP SA..........................................   278,698   2,210,461
  *   Piraeus Bank SA.................................. 2,067,592     750,945
  *   Public Power Corp. SA............................   144,358     659,285
      Titan Cement Co. SA..............................    64,108   1,439,290
                                                                  -----------
  TOTAL GREECE.........................................            16,100,814
                                                                  -----------
  HUNGARY -- (0.3%)
  *   Magyar Telekom Telecommunications P.L.C..........   773,065   1,119,605
      MOL Hungarian Oil & Gas P.L.C....................    55,833   2,941,146
      OTP Bank P.L.C...................................   218,678   4,481,459

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  HUNGARY -- (Continued)
      Richter Gedeon Nyrt..............................   213,864 $ 3,436,017
                                                                  -----------
  TOTAL HUNGARY........................................            11,978,227
                                                                  -----------
  INDIA -- (11.0%)
      ABB India, Ltd...................................    28,392     613,473
      ACC, Ltd.........................................    64,542   1,395,657
      Adani Enterprises, Ltd...........................   260,707     353,299
      Adani Ports & Special Economic Zone, Ltd.........   826,232   4,190,041
  *   Adani Power, Ltd................................. 1,206,988     515,401
  *   Adani Transmissions, Ltd.........................   260,707     112,223
      Aditya Birla Nuvo, Ltd...........................   108,317   3,693,962
      Ajanta Pharma, Ltd...............................    32,131     786,465
      Alembic Pharmaceuticals, Ltd.....................    15,209     169,775
      Alstom T&D India, Ltd............................    15,569     136,477
      Amara Raja Batteries, Ltd........................    56,290     772,635
      Ambuja Cements, Ltd..............................   884,027   3,212,068
      Apollo Hospitals Enterprise, Ltd.................    90,244   1,920,092
      Ashok Leyland, Ltd............................... 1,393,577   1,836,490
      Asian Paints, Ltd................................   421,532   5,802,613
      Aurobindo Pharma, Ltd............................   625,132   7,378,073
      Axis Bank, Ltd................................... 1,300,125  11,646,642
      Bajaj Auto, Ltd..................................   138,110   5,432,520
      Bajaj Finance, Ltd...............................     8,438     720,383
      Bajaj Finserv, Ltd...............................    47,379   1,363,525
      Bajaj Holdings & Investment, Ltd.................    49,279   1,124,068
      Bank of Baroda...................................   533,585   1,483,832
      Berger Paints India, Ltd.........................   136,076     460,954
      Bharat Electronics, Ltd..........................    17,301   1,071,434
      Bharat Forge, Ltd................................   231,225   4,134,450
      Bharat Heavy Electricals, Ltd.................... 1,256,028   5,445,971
      Bharat Petroleum Corp., Ltd......................   196,355   2,857,654
      Bharti Airtel, Ltd............................... 1,212,107   7,923,935
      Bhushan Steel, Ltd...............................    47,131      43,311
      Blue Dart Express, Ltd...........................     1,234     134,699
  *   Bosch, Ltd.......................................     9,420   3,657,414
      Britannia Industries, Ltd........................    26,712   1,314,109
      Cadila Healthcare, Ltd...........................    72,521   2,141,143
      Cairn India, Ltd.................................   655,103   1,764,666
      Canara Bank......................................   238,144   1,023,082
      Cipla, Ltd.......................................   320,659   3,543,887
      Colgate-Palmolive India, Ltd.....................    48,509   1,489,895
      Container Corp. Of India, Ltd....................    59,759   1,533,382
      CRISIL, Ltd......................................     5,987     190,399
      Cummins India, Ltd...............................    94,559   1,475,273
      Dabur India, Ltd.................................   643,992   2,951,901
      Divi's Laboratories, Ltd.........................    83,023   2,542,257
      DLF, Ltd......................................... 1,006,887   1,805,334
      Dr Reddy's Laboratories, Ltd.....................    53,243   3,400,448
  #   Dr Reddy's Laboratories, Ltd. ADR................   115,334   7,421,743
      Eicher Motors, Ltd...............................    18,291   5,445,682
      Emami, Ltd.......................................    81,964   1,667,822
  *   Essar Oil, Ltd...................................   269,475     810,969
      Exide Industries, Ltd............................   307,619     699,899

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      GAIL India, Ltd..................................   538,586 $ 2,980,155
      GAIL India, Ltd. GDR.............................    28,791     953,359
      Gillette India, Ltd..............................     1,209      97,452
      GlaxoSmithKline Consumer Healthcare, Ltd.........    10,763   1,057,383
      GlaxoSmithKline Pharmaceuticals, Ltd.............     7,199     397,430
      Glenmark Pharmaceuticals, Ltd....................   182,970   2,874,717
      Godrej Consumer Products, Ltd....................   146,493   3,136,435
      Godrej Industries, Ltd...........................    48,714     296,899
      Grasim Industries, Ltd...........................     6,300     364,877
      Havells India, Ltd...............................   355,094   1,542,039
      HCL Technologies, Ltd............................   753,186  11,752,427
      HDFC Bank, Ltd................................... 1,530,953  26,538,936
      Hero MotoCorp, Ltd...............................   182,965   7,664,888
      Hindalco Industries, Ltd......................... 1,549,771   2,538,580
      Hindustan Petroleum Corp., Ltd...................   133,640   1,926,628
      Hindustan Unilever, Ltd.......................... 1,042,998  15,000,621
      ICICI Bank, Ltd.................................. 1,533,500   7,218,688
      ICICI Bank, Ltd. Sponsored ADR................... 1,043,395  10,506,988
      Idea Cellular, Ltd............................... 1,795,159   4,847,723
      IDFC, Ltd........................................   601,656   1,404,322
      Indiabulls Housing Finance, Ltd..................   211,382   2,436,487
      Indian Oil Corp., Ltd............................   204,693   1,387,199
      IndusInd Bank, Ltd...............................   233,807   3,552,632
      Infosys, Ltd..................................... 1,172,387  19,746,636
      Infosys, Ltd. Sponsored ADR......................   847,888  14,337,786
      ITC, Ltd......................................... 3,110,098  15,788,596
      JSW Energy, Ltd..................................   580,611     760,965
      JSW Steel, Ltd...................................   236,513   3,062,161
      KAYA, Ltd........................................     2,327      56,144
      Kotak Mahindra Bank, Ltd.........................   494,765   5,367,970
      Larsen & Toubro, Ltd.............................   313,137   8,736,564
      LIC Housing Finance, Ltd.........................   546,642   4,250,128
      Lupin, Ltd.......................................   263,002   6,965,991
      Mahindra & Mahindra Financial Services, Ltd......   262,169   1,054,980
      Mahindra & Mahindra, Ltd.........................   623,090  13,187,654
      Marico, Ltd......................................   261,991   1,789,748
      Maruti Suzuki India, Ltd.........................    82,439   5,564,556
      Motherson Sumi Systems, Ltd.()...................   177,527     962,001
      Motherson Sumi Systems, Ltd.(6743990)............   355,054   1,920,658
      MRF, Ltd.........................................     1,542     983,373
      National Aluminium Co., Ltd......................   389,816     215,377
      Nestle India, Ltd................................    32,927   3,259,554
      NHPC, Ltd........................................ 1,934,803     571,472
      NTPC, Ltd........................................ 1,659,489   3,506,148
      Oil & Natural Gas Corp., Ltd.....................   989,305   4,204,171
      Oil India, Ltd...................................   191,867   1,295,293
      Oracle Financial Services Software, Ltd..........    28,409   1,788,666
      Page Industries, Ltd.............................     5,448   1,170,859
      Petronet LNG, Ltd................................   234,560     704,141
      Pidilite Industries, Ltd.........................   174,313   1,515,008
      Piramal Enterprises, Ltd.........................    59,322     847,367
      Power Finance Corp., Ltd.........................   273,351   1,048,624
      Power Grid Corp. of India, Ltd...................   896,116   1,980,130

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Procter & Gamble Hygiene & Health Care, Ltd......      8,977 $    888,481
 *   Reliance Communications, Ltd.....................  1,590,244    1,744,130
     Reliance Industries, Ltd.........................  1,505,877   23,504,290
     Reliance Infrastructure, Ltd.....................    122,220      786,575
 *   Reliance Power, Ltd..............................    807,301      534,898
     Rural Electrification Corp., Ltd.................    322,724    1,363,236
     Shree Cement, Ltd................................     10,489    1,879,864
     Shriram Transport Finance Co., Ltd...............    242,438    3,387,675
     Siemens, Ltd.....................................    100,767    2,287,521
     State Bank of India..............................  1,762,546    7,394,604
     Sun Pharmaceutical Industries, Ltd...............  1,065,601   13,643,492
     Sun TV Network, Ltd..............................    120,543      632,016
     Tata Consultancy Services, Ltd...................    649,267   25,410,583
 *   Tata Motors, Ltd.................................    764,721    4,575,764
     Tata Motors, Ltd. Sponsored ADR..................     84,855    2,516,799
     Tata Power Co., Ltd..............................  1,771,663    1,889,553
     Tata Steel, Ltd..................................    683,642    2,622,331
     Tech Mahindra, Ltd...............................    908,221    7,489,997
     Titan Co., Ltd...................................    207,778    1,048,273
     Torrent Pharmaceuticals, Ltd.....................     74,028    1,657,545
     Ultratech Cement, Ltd............................     48,471    2,377,947
     United Breweries, Ltd............................     87,496    1,439,172
 *   United Spirits, Ltd..............................     51,989    3,008,690
     UPL, Ltd.........................................    715,795    5,966,566
     Vedanta Ltd......................................  3,139,759    6,350,740
     Vedanta, Ltd. ADR................................     42,052      338,519
     Wipro, Ltd.......................................    672,758    5,992,909
     Wockhardt, Ltd...................................     31,394      769,458
     Yes Bank, Ltd....................................    482,628    6,235,551
     Zee Entertainment Enterprises, Ltd...............    669,182    4,170,999
                                                                  ------------
 TOTAL INDIA..........................................             500,639,191
                                                                  ------------
 INDONESIA -- (2.9%)
     Ace Hardware Indonesia Tbk PT....................  9,457,000      446,998
     Adaro Energy Tbk PT.............................. 35,900,500    1,565,047
     AKR Corporindo Tbk PT............................  2,169,800      921,689
     Astra Agro Lestari Tbk PT........................  1,099,000    1,629,999
     Astra International Tbk PT....................... 23,646,410   11,611,615
     Bank Central Asia Tbk PT......................... 14,569,500   14,102,707
     Bank Danamon Indonesia Tbk PT....................  5,558,979    1,725,801
     Bank Mandiri Persero Tbk PT...................... 11,516,617    8,085,513
     Bank Negara Indonesia Persero Tbk PT............. 14,175,022    4,982,091
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      564,184
     Bank Rakyat Indonesia Persero Tbk PT............. 15,572,800   11,504,751
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      178,915
 *   Bayan Resources Tbk PT...........................     79,500       47,692
     Bumi Serpong Damai Tbk PT........................ 14,329,400    1,893,311
     Charoen Pokphand Indonesia Tbk PT................ 10,181,100    1,905,618
     Ciputra Development Tbk PT....................... 14,931,200    1,157,919
 *   Garuda Indonesia Persero Tbk PT..................  6,610,300      213,397
     Global Mediacom Tbk PT........................... 15,803,900    1,452,792
     Gudang Garam Tbk PT..............................    542,300    1,983,139
     Holcim Indonesia Tbk PT..........................  2,400,600      251,954

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDONESIA -- (Continued)
     Indo Tambangraya Megah Tbk PT....................    805,400 $    577,466
     Indocement Tunggal Prakarsa Tbk PT...............  1,842,300    2,723,172
     Indofood CBP Sukses Makmur Tbk PT................  1,266,100    1,151,286
     Indofood Sukses Makmur Tbk PT....................  9,876,500    4,450,449
 *   Indosat Tbk PT...................................  1,720,800      546,925
     Japfa Comfeed Indonesia Tbk PT...................  2,289,400       74,402
     Jasa Marga Persero Tbk PT........................  3,150,700    1,333,403
     Kalbe Farma Tbk PT............................... 26,931,600    3,470,896
     Lippo Karawaci Tbk PT............................ 36,532,900    3,117,277
     Matahari Putra Prima Tbk PT......................  2,472,300      529,738
     Mayora Indah Tbk PT..............................    862,133    1,770,446
     Media Nusantara Citra Tbk PT..................... 10,876,900    1,643,023
     MNC Investama Tbk PT............................. 12,222,500      258,298
 *   MNC Sky Vision Tbk PT............................    173,100       17,930
     Pakuwon Jati Tbk PT.............................. 47,880,900    1,467,311
 *   Panasia Indo Resources Tbk PT....................     75,100        2,915
     Pembangunan Perumahan Persero Tbk PT.............  2,790,800      804,210
     Perusahaan Gas Negara Persero Tbk PT............. 11,886,300    3,511,298
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  5,154,700      515,574
     Sawit Sumbermas Sarana Tbk PT....................  4,401,900      639,187
     Semen Indonesia Persero Tbk PT...................  6,323,700    4,718,255
     Sinar Mas Agro Resources & Technology Tbk PT.....  1,116,500      373,020
     Sumber Alfaria Trijaya Tbk PT....................    255,200       11,232
     Summarecon Agung Tbk PT.......................... 16,512,900    2,121,522
     Surya Citra Media Tbk PT.........................  7,918,800    1,726,167
     Tambang Batubara Bukit Asam Persero Tbk PT.......  1,973,800      874,885
     Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700    8,501,958
     Telekomunikasi Indonesia Persero Tbk PT
       Sponsored ADR..................................     75,015    3,226,395
     Tower Bersama Infrastructure Tbk PT..............  2,577,300    1,596,040
 *   Trada Maritime Tbk PT............................  1,271,100        4,698
     Unilever Indonesia Tbk PT........................  1,968,900    5,822,140
     United Tractors Tbk PT...........................  3,832,796    5,717,267
     Vale Indonesia Tbk PT............................  6,571,300      949,834
     Waskita Karya Persero Tbk PT.....................  6,544,379      857,011
     Wijaya Karya Persero Tbk PT......................  4,286,500      840,094
 *   XL Axiata Tbk PT.................................  7,398,400    1,619,563
                                                                  ------------
 TOTAL INDONESIA......................................             133,790,419
                                                                  ------------
 MALAYSIA -- (4.2%)
     Aeon Co. M Bhd...................................    967,000      705,454
 #   Affin Holdings Bhd...............................  1,192,000      789,392
     AirAsia BHD......................................  2,414,500      858,616
 #   Alliance Financial Group Bhd.....................  2,238,000    2,480,847
     AMMB Holdings Bhd................................  4,428,959    6,469,656
 #   Astro Malaysia Holdings Bhd......................  2,226,700    1,787,790
 #   Axiata Group Bhd.................................  3,491,943    5,811,814
     Batu Kawan Bhd...................................     92,000      438,604
     Berjaya Land Bhd.................................     95,000       17,518
     Berjaya Sports Toto Bhd..........................    872,176      759,363
 #   BIMB Holdings Bhd................................  1,089,755    1,176,948
     Boustead Holdings Bhd............................    476,786      503,232
     British American Tobacco Malaysia Bhd............    168,600    2,982,941
 #*  Bumi Armada Bhd..................................  3,800,200    1,099,272

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  MALAYSIA -- (Continued)
  #   Bursa Malaysia Bhd...............................   394,500 $   833,323
      Cahya Mata Sarawak Bhd...........................   669,400   1,019,463
      Carlsberg Brewery Malaysia Bhd Class B...........   100,900     329,916
  #   CIMB Group Holdings Bhd.......................... 5,785,413   8,134,947
  #   Dialog Group Bhd................................. 3,268,618   1,373,767
  #   DiGi.Com Bhd..................................... 4,712,520   6,655,004
      DRB-Hicom Bhd.................................... 1,124,200     417,398
      Fraser & Neave Holdings Bhd......................    88,000     419,288
  #   Gamuda Bhd....................................... 1,937,700   2,443,588
  #   Genting Bhd...................................... 2,401,200   5,106,267
  #   Genting Malaysia Bhd............................. 3,855,800   4,305,514
  #   Genting Plantations Bhd..........................   317,000     860,751
      Guinness Anchor Bhd..............................   175,200     650,403
  #   HAP Seng Consolidated Bhd........................ 1,099,200   1,549,088
      Hartalega Holdings Bhd...........................   456,900   1,032,865
  #   Hong Leong Bank Bhd..............................   864,460   3,067,546
  #   Hong Leong Financial Group Bhd...................   608,529   2,521,208
  #   IHH Healthcare Bhd............................... 2,224,000   3,496,537
  #   IJM Corp. Bhd.................................... 3,610,681   6,429,566
  #   IOI Corp. Bhd.................................... 4,143,905   4,593,554
  #   IOI Properties Group Bhd......................... 2,090,943   1,044,375
      KPJ Healthcare Bhd...............................     9,850      11,074
  #   Kuala Lumpur Kepong Bhd..........................   562,800   3,237,074
  #   Kulim Malaysia Bhd...............................   548,200     358,183
  #   Lafarge Malaysia Bhd.............................   608,380   1,503,782
      LPI Capital Bhd..................................    25,950      96,711
      Magnum Bhd.......................................   486,300     343,066
  #   Malayan Banking Bhd.............................. 5,194,613  12,487,956
  #   Malaysia Airports Holdings Bhd................... 1,183,341   1,834,489
  #   Maxis Bhd........................................ 2,528,600   4,408,369
  #   MISC Bhd......................................... 1,779,698   3,628,534
  #   MMC Corp. Bhd.................................... 1,678,200     961,671
      Nestle Malaysia Bhd..............................   140,800   2,650,132
      Oriental Holdings Bhd............................    39,700      76,306
  *   Parkson Holdings Bhd.............................    28,423       9,979
      Petronas Chemicals Group Bhd..................... 3,412,000   5,717,354
      Petronas Dagangan Bhd............................   358,200   1,974,297
  #   Petronas Gas Bhd.................................   781,500   4,501,870
  #   PPB Group Bhd....................................   865,800   3,497,534
      Press Metal Bhd..................................   126,700      81,431
  #   Public Bank Bhd.................................. 3,110,414  15,451,005
  #   QL Resources Bhd.................................   630,900     697,139
  #   RHB Capital Bhd.................................. 1,184,279   2,302,464
  #   Sapurakencana Petroleum Bhd...................... 7,272,400   4,648,396
  *   Shell Refining Co. Federation of Malaya Bhd......    39,100      50,964
  #   Sime Darby Bhd................................... 3,198,729   7,295,932
      SP Setia Bhd Group...............................   730,752     582,767
      Sunway Bhd....................................... 1,824,000   1,654,362
  #*  Sunway Construction Group Bhd....................   182,400      56,277
  #   Telekom Malaysia Bhd............................. 1,224,964   2,098,303
      Tenaga Nasional Bhd.............................. 3,776,650  12,039,409
      UEM Sunrise Bhd.................................. 2,331,937     593,680
  #   UMW Holdings Bhd................................. 1,460,666   3,820,269

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
 #   UMW Oil & Gas Corp. Bhd..........................     30,400 $     10,957
     United Plantations Bhd...........................     61,000      439,001
 #   Westports Holdings Bhd...........................  1,114,900    1,167,200
 #   YTL Corp. Bhd.................................... 14,551,886    6,011,723
 #   YTL Power International Bhd......................  2,815,147    1,155,735
                                                                  ------------
 TOTAL MALAYSIA.......................................             189,621,210
                                                                  ------------
 MEXICO -- (5.4%)
     Alfa S.A.B. de C.V. Class A......................  6,233,630   12,384,080
     America Movil S.A.B. de C.V. Series L............ 43,269,797   42,081,472
     America Movil S.A.B. de C.V. Series L ADR........     22,528      436,593
     Arca Continental S.A.B. de C.V...................    758,321    4,554,397
 *   Cemex S.A.B. de C.V..............................  7,694,464    6,561,486
 *   Cemex S.A.B. de C.V. Sponsored ADR...............  1,626,890   13,828,562
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    358,022    2,706,413
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     19,866    1,500,876
     Controladora Comercial Mexicana S.A.B. de C.V....    758,975    2,228,996
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        6,707
     El Puerto de Liverpool S.A.B. de C.V.............    181,160    2,124,336
 #   Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,275,215
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     26,477    2,399,875
     Gruma S.A.B. de C.V. Class B.....................    390,881    5,113,900
     Gruma S.A.B. de C.V. Sponsored ADR...............      1,694       88,545
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR............................................     13,041    1,028,674
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................    320,328    2,527,833
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     31,732    4,747,425
 *   Grupo Bimbo S.A.B. de C.V. Series A..............  1,925,343    5,159,740
     Grupo Carso S.A.B. de C.V. Series A1.............    812,665    3,687,444
 #   Grupo Comercial Chedraui SA de C.V...............    214,875      595,982
     Grupo Elektra S.A.B. de C.V......................     47,183    1,020,529
     Grupo Financiero Banorte S.A.B. de C.V...........  3,916,166   20,688,537
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,813,515    6,373,517
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................  3,265,943    5,829,544
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................     84,444      755,774
     Grupo Mexico S.A.B. de C.V. Series B.............  4,954,889   13,533,881
 *   Grupo Qumma SA de C.V. Series B..................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,706,263   18,851,883
     Grupo Televisa S.A.B. Sponsored ADR..............    127,100    4,430,706
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,362,916    4,590,180
 #   Industrias Penoles S.A.B. de C.V.................    196,023    2,987,214
 #   Infraestructura Energetica Nova S.A.B. de C.V....    375,197    1,825,629
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,224,203    5,164,154
     Megacable Holdings S.A.B. de C.V.................     49,957      202,525
     Mexichem S.A.B. de C.V...........................  2,326,981    6,816,664
 #*  Minera Frisco S.A.B. de C.V......................    783,633      464,952
 *   OHL Mexico S.A.B. de C.V.........................  1,084,079    1,774,896
     Organizacion Soriana S.A.B. de C.V. Class B......  1,103,275    2,197,991
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................    299,137    3,431,280
 *   Savia SA Class A.................................    120,000           --

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
     Wal-Mart de Mexico S.A.B. de C.V.................  6,675,791 $ 16,183,485
                                                                  ------------
 TOTAL MEXICO.........................................             247,161,892
                                                                  ------------
 PERU -- (0.2%)
     Cementos Pacasmayo SAA ADR.......................      6,659       52,539
     Cia de Minas Buenaventura SAA ADR................    139,674      994,479
     Credicorp, Ltd...................................     74,731    9,857,019
     Grana y Montero SAA Sponsored ADR................     62,484      368,656
                                                                  ------------
 TOTAL PERU...........................................              11,272,693
                                                                  ------------
 PHILIPPINES -- (1.8%)
     Aboitiz Equity Ventures, Inc.....................  2,172,260    2,778,847
     Aboitiz Power Corp...............................  2,400,200    2,292,719
     Alliance Global Group, Inc.......................  6,494,500    3,207,833
     Ayala Corp.......................................    233,717    3,986,568
     Ayala Land, Inc..................................  7,849,318    6,414,033
     Bank of the Philippine Islands...................  1,416,923    2,940,569
     BDO Unibank, Inc.................................  2,393,171    5,256,768
     DMCI Holdings, Inc...............................  8,925,300    2,321,637
     Emperador, Inc...................................    579,700      111,619
     Energy Development Corp.......................... 23,796,000    3,727,817
     First Gen Corp...................................     49,300       27,873
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     49,940    2,817,342
     GT Capital Holdings, Inc.........................     45,340    1,388,475
     International Container Terminal Services, Inc...    840,480    2,018,522
     JG Summit Holdings, Inc..........................  1,226,170    1,941,769
     Jollibee Foods Corp..............................    560,480    2,327,359
     LT Group, Inc....................................  2,287,900      742,968
     Manila Electric Co...............................    256,520    1,675,782
     Megaworld Corp................................... 23,088,800    2,391,830
     Metro Pacific Investments Corp................... 22,662,600    2,403,487
     Metropolitan Bank & Trust Co.....................    856,505    1,653,506
     Petron Corp......................................    490,283      107,146
     Philippine Long Distance Telephone Co............     90,610    5,741,901
     Philippine Long Distance Telephone Co. Sponsored
       ADR............................................     50,043    3,220,267
 *   Philippine National Bank.........................    435,098      603,986
     Puregold Price Club, Inc.........................  1,246,700    1,008,790
     Robinsons Land Corp..............................  3,298,700    2,029,895
     Robinsons Retail Holdings, Inc...................    133,100      219,592
     San Miguel Corp..................................    876,170    1,078,206
     Semirara Mining and Power Corp...................    461,850    1,206,416
     SM Investments Corp..............................    180,142    3,518,145
     SM Prime Holdings, Inc...........................  8,586,810    4,023,856
 *   Top Frontier Investment Holdings, Inc............     42,789       74,607
     Travellers International Hotel Group, Inc........     75,600        8,811
     Universal Robina Corp............................  1,237,160    5,177,314
                                                                  ------------
 TOTAL PHILIPPINES....................................              80,446,255
                                                                  ------------
 POLAND -- (1.7%)
 *   Alior Bank SA....................................     57,482    1,318,695
     Asseco Poland SA.................................      8,070      123,223

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  POLAND -- (Continued)
      Bank Handlowy w Warszawie SA.....................    40,721 $ 1,001,178
  *   Bank Millennium SA...............................   685,734   1,118,830
      Bank Pekao SA....................................   106,483   4,492,266
  *   Bank Zachodni WBK SA.............................    41,334   3,295,963
  #   CCC SA...........................................    25,137   1,285,301
  *   Cyfrowy Polsat SA................................   213,030   1,303,997
  #   Enea SA..........................................   310,769   1,214,535
      Energa SA........................................   108,844     587,175
      Eurocash SA......................................   112,176   1,289,321
  *   Getin Noble Bank SA..............................   826,711     264,856
  *   Grupa Azoty SA...................................    63,912   1,438,454
  *   Grupa Lotos SA...................................   137,497   1,149,440
      Grupa Zywiec SA..................................     6,000     566,079
      ING Bank Slaski SA...............................    35,012   1,163,438
      KGHM Polska Miedz SA.............................   408,675  10,270,160
  #   LPP SA...........................................       987   2,015,419
  #*  mBank SA.........................................    18,307   1,834,830
      Orange Polska SA.................................   952,055   2,051,616
      PGE Polska Grupa Energetyczna SA................. 1,548,510   7,274,981
      Polski Koncern Naftowy Orlen SA..................   499,304  10,069,563
      Polskie Gornictwo Naftowe i Gazownictwo SA....... 1,798,599   2,997,376
      Powszechna Kasa Oszczednosci Bank Polski SA...... 1,006,833   7,795,754
      Powszechny Zaklad Ubezpieczen SA.................    69,701   7,964,954
      Synthos SA.......................................   712,436     890,161
      Tauron Polska Energia SA......................... 2,120,002   2,130,247
      TVN SA...........................................   165,282     869,748
                                                                  -----------
  TOTAL POLAND.........................................            77,777,560
                                                                  -----------
  RUSSIA -- (2.0%)
      Eurasia Drilling Co., Ltd. GDR...................   115,795   1,806,962
      Gazprom PAO Sponsored ADR........................ 5,965,736  27,425,843
  *   Globaltrans Investment P.L.C.....................    28,394     102,076
      Lukoil PJSC Sponsored ADR........................   266,454  10,972,190
      Magnitogorsk Iron & Steel Works OJSC GDR.........   165,641     671,697
  *   Mail.ru Group, Ltd. GDR..........................    33,540     627,861
      MegaFon PJSC GDR.................................    33,477     414,253
      MMC Norilsk Nickel PJSC ADR......................   364,099   5,617,178
      Novolipetsk Steel OJSC GDR.......................    92,776   1,218,112
      O'Key Group SA GDR...............................    28,418      76,302
      Phosagro OAO GDR.................................    51,527     699,497
      Rosneft OAO GDR..................................   732,210   2,809,414
      Rostelecom PJSC Sponsored ADR....................    67,633     557,549
      RusHydro JSC ADR................................. 1,421,369   1,266,177
      Sberbank of Russia Sponsored ADR................. 2,878,991  14,164,425
      Severstal PAO GDR................................   216,701   2,440,938
      Tatneft OAO Sponsored ADR........................   266,980   7,817,205
      TMK OAO GDR......................................    29,680     115,064
      Uralkali PJSC GDR................................    96,257   1,270,855
      VimpelCom, Ltd...................................   561,643   3,246,296
      VTB Bank JSC GDR................................. 2,093,133   4,917,100

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  RUSSIA -- (Continued)
  *   X5 Retail Group NV GDR...........................    79,227 $ 1,413,373
                                                                  -----------
  TOTAL RUSSIA.........................................            89,650,367
                                                                  -----------
  SOUTH AFRICA -- (8.4%)
  #*  African Bank Investments, Ltd....................   709,671       3,259
      African Rainbow Minerals, Ltd....................     9,294      51,057
  *   Anglo American Platinum, Ltd.....................    84,005   1,748,059
  *   AngloGold Ashanti, Ltd. Sponsored ADR............ 1,406,360   8,606,923
      Aspen Pharmacare Holdings, Ltd...................   461,906  13,525,866
      AVI, Ltd.........................................   247,747   1,561,594
  #   Barclays Africa Group, Ltd.......................   709,049  10,424,016
      Barloworld, Ltd..................................   159,445   1,131,216
      Bidvest Group, Ltd. (The)........................   600,294  14,576,660
      Capitec Bank Holdings, Ltd.......................    71,860   2,646,137
      Coronation Fund Managers, Ltd....................   291,608   1,783,713
      Discovery, Ltd...................................   622,566   6,670,703
      Distell Group, Ltd...............................    46,073     621,772
  #   Exxaro Resources, Ltd............................   201,416   1,189,811
      FirstRand, Ltd................................... 4,433,103  19,151,215
      Foschini Group, Ltd. (The).......................   344,696   3,916,586
      Gold Fields, Ltd. Sponsored ADR.................. 2,067,140   5,705,306
  *   Impala Platinum Holdings, Ltd....................   729,925   2,619,813
      Imperial Holdings, Ltd...........................   473,416   6,353,962
      Investec, Ltd....................................   569,417   5,156,434
  #   Kumba Iron Ore, Ltd..............................   105,932     906,247
      Liberty Holdings, Ltd............................   408,699   4,590,160
      Life Healthcare Group Holdings, Ltd.............. 1,943,306   5,734,005
      Massmart Holdings, Ltd...........................   160,469   1,699,918
      Mediclinic International, Ltd....................   662,909   5,898,113
      MMI Holdings, Ltd................................ 2,455,042   5,712,419
      Mondi, Ltd.......................................   243,323   5,822,478
      Mr Price Group, Ltd..............................   338,890   6,748,924
      MTN Group, Ltd................................... 2,409,064  40,107,917
      Nampak, Ltd......................................   904,286   2,276,376
      Naspers, Ltd. Class N............................   356,902  49,739,029
  #   Nedbank Group, Ltd...............................   453,574   9,028,146
      Netcare, Ltd..................................... 2,226,268   7,093,911
      Pick n Pay Stores, Ltd...........................   272,605   1,274,712
      Pioneer Foods, Ltd...............................   165,325   2,587,197
      PSG Group, Ltd...................................   111,066   1,753,029
      Sanlam, Ltd...................................... 2,770,690  14,637,691
      Santam, Ltd......................................    27,273     461,475
      Sasol, Ltd.......................................   130,693   4,511,637
      Sasol, Ltd. Sponsored ADR........................   671,725  23,161,078
      Shoprite Holdings, Ltd...........................   833,614  11,062,124
      Spar Group, Ltd. (The)...........................    97,855   1,530,207
      Standard Bank Group, Ltd......................... 1,661,327  19,951,111
  #   Steinhoff International Holdings, Ltd............ 3,065,957  18,536,921
      Telkom SA SOC, Ltd...............................   638,762   3,103,370
      Tiger Brands, Ltd................................   261,895   5,887,001
      Truworths International, Ltd.....................   871,835   5,891,883
      Tsogo Sun Holdings, Ltd..........................   311,671     587,913
      Vodacom Group, Ltd...............................   501,416   5,797,070

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Woolworths Holdings, Ltd......................... 1,191,310 $  9,331,393
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            382,867,557
                                                                  ------------
  SOUTH KOREA -- (14.3%)
      Amorepacific Corp................................    37,250   13,132,054
      AMOREPACIFIC Group...............................    32,358    5,398,625
      BNK Financial Group, Inc.........................   449,553    5,284,616
  #*  Celltrion, Inc...................................    63,129    4,183,379
  #*  Cheil Worldwide, Inc.............................    87,060    1,425,624
  #   CJ CGV Co., Ltd..................................    16,235    1,626,472
      CJ CheilJedang Corp..............................    16,081    5,658,918
      CJ Corp..........................................    29,629    7,759,148
  *   CJ E&M Corp......................................    24,136    1,528,992
  *   CJ Korea Express Co., Ltd........................     6,359      934,837
      CJ O Shopping Co., Ltd...........................       821      142,549
  #*  Com2uSCorp.......................................     7,996      851,385
      Cosmax, Inc......................................     6,294    1,092,529
      Coway Co., Ltd...................................    68,895    5,751,469
      Daelim Industrial Co., Ltd.......................    45,506    2,899,235
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      788,350
  #   Daewoo International Corp........................    57,767    1,022,044
      Daewoo Securities Co., Ltd.......................   303,432    3,768,821
  #   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd..............................................   165,407      983,198
      DGB Financial Group, Inc.........................   237,816    2,281,857
      Dongbu Insurance Co., Ltd........................   103,732    4,931,202
      Dongsuh Cos Inc..................................    21,475      763,907
      Dongwon F&B Co., Ltd.............................       418      165,335
  #   Dongwon Systems Corp.............................     1,654      162,615
  #   Doosan Corp......................................    23,998    2,102,727
  #   Doosan Heavy Industries & Construction Co., Ltd..   115,996    1,990,603
  #*  Doosan Infracore Co., Ltd........................   266,467    1,734,666
      E-Mart Co., Ltd..................................    26,314    5,378,448
  #   Grand Korea Leisure Co., Ltd.....................    34,247      879,914
      Green Cross Corp.................................     3,237      608,695
      Green Cross Holdings Corp........................    16,365      574,884
  #*  GS Engineering & Construction Corp...............    78,050    1,746,207
      GS Holdings Corp.................................    82,906    3,229,420
  #   GS retail Co., Ltd...............................    20,207      902,654
      Halla Holdings Corp..............................     8,573      378,076
      Halla Visteon Climate Control Corp...............    35,000    1,086,987
      Hana Financial Group, Inc........................   480,088   11,978,877
      Hana Tour Service, Inc...........................     8,480    1,261,192
  #   Hanjin Kal Corp..................................    14,767      358,051
  #*  Hanjin Shipping Co., Ltd.........................    41,739      180,261
  #   Hankook Tire Co., Ltd............................   168,570    5,852,703
  *   Hanmi Pharm Co., Ltd.............................     2,986    1,027,106
  #*  Hanmi Science Co., Ltd...........................     6,773      756,382
      Hansae Co., Ltd..................................    12,920      574,967
      Hanssem Co., Ltd.................................    12,013    3,054,380
  #   Hanwha Chemical Corp.............................   160,888    2,845,084
  #   Hanwha Corp......................................    84,014    3,414,835
      Hanwha Life Insurance Co., Ltd...................   429,185    3,056,661
  *   Hanwha Techwin Co., Ltd..........................    38,062    1,239,395

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
   #   Hite Jinro Co., Ltd..............................  33,704 $   645,496
   #   Hotel Shilla Co., Ltd............................  34,638   3,725,251
       Hyosung Corp.....................................  58,732   7,165,872
       Hyundai Department Store Co., Ltd................  23,924   3,021,451
       Hyundai Development Co...........................  57,555   3,460,569
   #*  Hyundai Elevator Co., Ltd........................  10,664     724,316
       Hyundai Engineering & Construction Co., Ltd...... 122,253   3,595,992
       Hyundai Glovis Co., Ltd..........................  20,993   3,504,997
       Hyundai Greenfood Co., Ltd.......................  44,457     917,935
   #*  Hyundai Heavy Industries Co., Ltd................  67,552   5,603,208
       Hyundai Marine & Fire Insurance Co., Ltd......... 152,900   4,150,710
       Hyundai Mobis Co., Ltd...........................  57,294  10,452,514
       Hyundai Motor Co................................. 175,016  22,295,311
   #*  Hyundai Rotem Co., Ltd...........................  26,341     395,268
       Hyundai Securities Co., Ltd...................... 214,176   1,572,758
       Hyundai Steel Co................................. 142,118   7,094,596
   #   Hyundai Wia Corp.................................  25,664   2,352,799
       Industrial Bank of Korea......................... 495,480   5,863,701
       IS Dongseo Co., Ltd..............................  11,743     826,020
       Kangwon Land, Inc................................  93,708   3,422,781
       KB Financial Group, Inc.......................... 320,980  10,084,524
       KB Financial Group, Inc. ADR..................... 105,114   3,310,040
       KB Insurance Co., Ltd............................  53,769   1,295,799
   #   KCC Corp.........................................   7,217   3,016,968
   #   KEPCO Engineering & Construction Co., Inc........   8,507     204,915
       KEPCO Plant Service & Engineering Co., Ltd.......  27,560   2,768,762
       Kia Motors Corp.................................. 291,614  10,938,789
   #   Kolon Industries, Inc............................  11,973     558,592
       Korea Aerospace Industries, Ltd..................  38,065   3,183,428
       Korea Electric Power Corp........................ 220,479   9,533,274
       Korea Electric Power Corp. Sponsored ADR.........  71,817   1,547,656
       Korea Gas Corp...................................  39,393   1,423,042
       Korea Investment Holdings Co., Ltd...............  55,573   2,964,711
   #   Korea Kolmar Co., Ltd............................  17,009   1,489,085
       Korea Zinc Co., Ltd..............................   6,491   2,742,536
   *   Korean Air Lines Co., Ltd........................  62,211   1,866,408
   *   KT Corp..........................................  68,477   1,789,243
   #*  KT Corp. Sponsored ADR........................... 112,055   1,464,559
       KT&G Corp........................................ 131,053  12,346,623
   #   Kumho Petrochemical Co., Ltd.....................  17,388     901,057
   #*  Kwangju Bank.....................................  26,713     173,484
       LG Chem, Ltd.....................................  41,392   8,849,765
       LG Corp.......................................... 129,215   6,414,598
       LG Display Co., Ltd.............................. 363,272   6,866,496
       LG Display Co., Ltd. ADR......................... 674,074   6,450,888
   #   LG Electronics, Inc.............................. 347,285  12,041,396
   #   LG Household & Health Care, Ltd..................  11,640   8,523,739
   #   LG Innotek Co., Ltd..............................  28,981   2,030,313
       LG International Corp............................   1,958      48,320
       LG Uplus Corp.................................... 539,707   5,331,248
       Loen Entertainment, Inc..........................   4,371     334,171
       Lotte Chemical Corp..............................  13,829   3,079,618
       Lotte Chilsung Beverage Co., Ltd.................     626   1,209,971

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Lotte Confectionery Co., Ltd.....................     362 $   605,244
       LOTTE Himart Co., Ltd............................   2,799     153,348
       Lotte Shopping Co., Ltd..........................  17,857   3,848,268
   #   LS Corp..........................................  21,498     721,886
       LS Industrial Systems Co., Ltd...................   6,817     304,880
       Macquarie Korea Infrastructure Fund.............. 449,500   3,034,985
   #   Mando Corp.......................................   9,354     892,581
       Medy-Tox, Inc....................................   4,910   2,228,859
       Meritz Finance Group, Inc........................  27,979     381,998
   #   Meritz Fire & Marine Insurance Co., Ltd..........  47,885     664,638
   #   Meritz Securities Co., Ltd....................... 161,344     805,399
       Mirae Asset Securities Co., Ltd..................  29,548   1,113,422
   #*  Muhak Co., Ltd...................................   9,957     456,436
       NAVER Corp.......................................  33,216  14,856,904
       NCSoft Corp......................................  11,900   2,231,615
       NH Investment & Securities Co., Ltd.............. 176,033   1,636,851
   #   NongShim Co., Ltd................................   3,804   1,010,961
   #   OCI Co., Ltd.....................................  28,258   2,342,597
       Orion Corp.......................................   4,434   4,383,049
       Ottogi Corp......................................     911     641,744
   #   Paradise Co., Ltd................................  26,633     538,687
       POSCO............................................  58,504   9,750,906
       POSCO ADR........................................  80,743   3,352,449
       S-1 Corp.........................................  14,503   1,046,143
       S-Oil Corp.......................................  52,028   2,796,973
   #   Samlip General Foods Co., Ltd....................   2,676     795,123
       Samsung C&T Corp................................. 125,129   6,031,332
       Samsung Card Co., Ltd............................  36,587   1,209,687
       Samsung Electro-Mechanics Co., Ltd...............  94,120   4,364,966
       Samsung Electronics Co., Ltd.....................  87,089  88,356,672
       Samsung Electronics Co., Ltd. GDR................  49,946  25,305,048
   #*  Samsung Engineering Co., Ltd.....................  20,417     510,655
       Samsung Fire & Marine Insurance Co., Ltd.........  45,706  10,933,691
   #   Samsung Heavy Industries Co., Ltd................ 296,549   3,502,104
       Samsung Life Insurance Co., Ltd..................  68,654   6,276,070
       Samsung SDI Co., Ltd.............................  72,952   5,356,820
       Samsung Securities Co., Ltd......................  78,841   3,552,109
   #   Samyang Holdings Corp............................   3,274     537,336
   #*  Sansung Life & Science Co., Ltd..................  13,680     865,294
   *   Seoul Semiconductor Co., Ltd.....................  18,042     244,283
       Shinhan Financial Group Co., Ltd................. 344,099  12,314,316
       Shinhan Financial Group Co., Ltd. ADR............  86,082   3,092,065
       Shinsegae Co., Ltd...............................  13,243   2,354,413
       SK C&C Co., Ltd..................................  11,163   2,929,610
   #   SK Chemicals Co., Ltd............................   9,179     555,269
       SK Holdings Co., Ltd.............................  78,528  15,130,525
       SK Hynix, Inc.................................... 695,656  21,969,085
   *   SK Innovation Co., Ltd........................... 104,779   8,947,487
   #   SK Networks Co., Ltd............................. 149,170     924,618
       SK Telecom Co., Ltd..............................   9,682   2,077,890
       Woori Bank....................................... 545,320   4,451,687
       Woori Bank Sponsored ADR.........................   1,026      25,008
   #   Young Poong Corp.................................     366     426,592

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH KOREA -- (Continued)
 #   Youngone Corp....................................     20,576 $  1,028,943
     Yuhan Corp.......................................      4,805    1,109,175
                                                                  ------------
 TOTAL SOUTH KOREA....................................             649,304,595
                                                                  ------------
 TAIWAN -- (14.3%)
 #*  Acer, Inc........................................  4,957,811    2,057,276
 #   Advanced Semiconductor Engineering, Inc..........  7,018,929    8,148,456
     Advanced Semiconductor Engineering, Inc. ADR.....     77,739      435,338
 #   Advantech Co., Ltd...............................    380,254    2,564,359
 #   Airtac International Group.......................    122,850      565,988
     Asia Cement Corp.................................  4,024,758    4,414,310
 #   Asustek Computer, Inc............................  1,172,180   10,593,440
 #   AU Optronics Corp................................ 23,018,873    7,396,341
 #   AU Optronics Corp. Sponsored ADR.................    326,626    1,087,665
     Casetek Holdings, Ltd............................    249,000    1,412,060
 #   Catcher Technology Co., Ltd......................    996,429   10,984,885
 #   Cathay Financial Holding Co., Ltd................  6,907,450   11,164,445
 #   Cathay Real Estate Development Co., Ltd..........    797,000      384,906
 #   Chailease Holding Co., Ltd.......................    850,840    1,778,055
     Chang Hwa Commercial Bank, Ltd...................  7,059,963    3,946,037
 #   Cheng Shin Rubber Industry Co., Ltd..............  2,462,965    4,757,274
 #   Cheng Uei Precision Industry Co., Ltd............    384,109      537,302
     Chicony Electronics Co., Ltd.....................    927,871    2,408,516
 *   China Airlines, Ltd..............................  7,815,536    3,473,463
 #   China Development Financial Holding Corp......... 22,652,121    7,459,209
 #   China Life Insurance Co., Ltd....................  4,821,176    4,862,221
     China Motor Corp.................................    649,000      471,998
 *   China Petrochemical Development Corp.............  1,219,613      334,024
 #   China Steel Chemical Corp........................    135,000      494,580
 #   China Steel Corp................................. 13,637,932    9,758,308
     Chipbond Technology Corp.........................  1,370,000    2,059,440
     Chroma ATE, Inc..................................     43,000       87,254
     Chunghwa Telecom Co., Ltd........................  1,451,000    4,511,444
     Chunghwa Telecom Co., Ltd. ADR...................    246,757    7,661,805
     Clevo Co.........................................    560,075      555,029
 #   Compal Electronics, Inc..........................  8,981,541    6,054,340
 #   CTBC Financial Holding Co., Ltd.................. 14,171,117   10,277,438
 #   CTCI Corp........................................    829,000    1,258,381
 #   Delta Electronics, Inc...........................  2,138,366   10,518,557
     E.Sun Financial Holding Co., Ltd................. 11,855,636    7,205,976
 #   Eclat Textile Co., Ltd...........................    222,644    3,257,136
 #   Epistar Corp.....................................  1,764,000    1,534,470
 #   Eternal Materials Co., Ltd.......................    433,510      422,456
 *   Eva Airways Corp.................................  4,577,324    3,304,890
     Evergreen Marine Corp. Taiwan, Ltd...............  3,536,261    1,697,875
 #   Far Eastern Department Stores Ltd................  1,812,592    1,024,884
     Far Eastern New Century Corp.....................  5,552,085    5,231,105
     Far EasTone Telecommunications Co., Ltd..........  2,301,000    5,383,118
     Farglory Land Development Co., Ltd...............    535,393      503,398
 #   Feng TAY Enterprise Co., Ltd.....................    388,120    2,171,751

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
      First Financial Holding Co., Ltd................. 11,665,547 $ 6,289,085
      Formosa Chemicals & Fibre Corp...................  3,443,518   8,159,400
      Formosa International Hotels Corp................     52,406     369,700
      Formosa Petrochemical Corp.......................  1,069,000   2,521,565
      Formosa Plastics Corp............................  4,271,153   9,473,999
      Formosa Taffeta Co., Ltd.........................    848,000     801,137
  #   Foxconn Technology Co., Ltd......................  1,270,198   3,857,967
      Fubon Financial Holding Co., Ltd.................  8,051,233  14,688,840
  #   Giant Manufacturing Co., Ltd.....................    330,506   2,790,263
  #   Gigasolar Materials Corp.........................     25,800     420,456
  #   Ginko International Co., Ltd.....................     45,000     420,586
      Gourmet Master Co., Ltd..........................     39,000     181,111
  #   HannStar Display Corp............................  5,668,660     704,328
  #   Highwealth Construction Corp.....................  1,331,300   2,739,277
  #   Hiwin Technologies Corp..........................    230,788   1,430,510
  #   Hon Hai Precision Industry Co., Ltd.............. 14,071,302  40,466,699
      Hotai Motor Co., Ltd.............................    293,000   3,757,815
  #*  HTC Corp.........................................  1,117,235   2,451,563
      Hua Nan Financial Holdings Co., Ltd..............  9,974,812   5,666,196
  #   Innolux Corp..................................... 22,639,241   7,870,667
  #*  Inotera Memories, Inc............................  6,781,000   4,091,448
      Inventec Corp....................................  4,753,551   2,705,532
  #   Kenda Rubber Industrial Co., Ltd.................  1,034,091   1,599,142
  #   King Slide Works Co., Ltd........................     64,000     741,271
      King Yuan Electronics Co., Ltd...................  1,471,000     992,206
  #   King's Town Bank Co., Ltd........................  1,204,000   1,007,254
  #   Kinsus Interconnect Technology Corp..............    770,000   1,513,384
      Largan Precision Co., Ltd........................    128,860  13,091,871
      LCY Chemical Corp................................    434,123     254,533
  #   Lite-On Technology Corp..........................  4,470,741   4,914,299
  #   Lung Yen Life Service Corp.......................    147,000     358,624
  #   Makalot Industrial Co., Ltd......................    188,000   1,605,880
  #   MediaTek, Inc....................................  1,297,995  13,644,737
      Mega Financial Holding Co., Ltd.................. 10,715,904   9,157,954
  #   Merida Industry Co., Ltd.........................    246,287   1,529,934
  #   Micro-Star International Co., Ltd................    588,000     540,479
  *   Nan Kang Rubber Tire Co., Ltd....................    534,780     475,837
      Nan Ya Plastics Corp.............................  3,785,599   7,727,321
  #   Nan Ya Printed Circuit Board Corp................    288,000     295,265
  #   Novatek Microelectronics Corp....................  1,070,000   3,881,380
  #   PChome Online, Inc...............................     91,000   1,264,428
      Pegatron Corp....................................  4,286,345  12,047,702
  #   Phison Electronics Corp..........................    190,000   1,367,053
      Pou Chen Corp....................................  3,837,487   5,450,845
      Powertech Technology, Inc........................  1,989,819   3,731,370
      President Chain Store Corp.......................    787,831   5,729,793
  #   Quanta Computer, Inc.............................  2,617,000   5,066,699
  #   Radiant Opto-Electronics Corp....................    844,170   2,515,027
  #   Realtek Semiconductor Corp.......................    735,950   1,447,584
  #   Ruentex Development Co., Ltd.(6748423)...........  1,225,351   1,550,934
      Ruentex Industries, Ltd..........................    873,182   1,828,933
  *   Sanyang Motor Co., Ltd...........................    542,000     384,470

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #   ScinoPharm Taiwan, Ltd...........................    255,257 $    270,923
 #   Shin Kong Financial Holding Co., Ltd............. 13,837,661    4,051,580
 #   Siliconware Precision Industries Co., Ltd........  5,387,324    6,117,425
 #   Siliconware Precision Industries Co., Ltd.
     Sponsored ADR....................................     67,173      380,199
 #   Simplo Technology Co., Ltd.......................    522,000    2,148,379
 #   SinoPac Financial Holdings Co., Ltd.............. 14,933,553    6,367,796
 #   St Shine Optical Co., Ltd........................     52,000      676,609
 #   Standard Foods Corp..............................    382,394    1,156,521
 #   Synnex Technology International Corp.............  1,391,756    1,676,633
     Tainan Spinning Co., Ltd.........................    320,412      148,205
     Taishin Financial Holding Co., Ltd............... 20,279,197    8,032,062
 *   Taiwan Business Bank.............................  6,505,145    1,896,706
     Taiwan Cement Corp...............................  7,207,720    7,803,164
     Taiwan Cooperative Financial Holding Co., Ltd....  9,825,896    4,931,612
 #   Taiwan FamilyMart Co., Ltd.......................     72,000      492,165
 #   Taiwan Fertilizer Co., Ltd.......................  1,308,000    1,917,168
 #*  Taiwan Glass Industry Corp.......................  1,537,253      694,745
     Taiwan Mobile Co., Ltd...........................  1,960,300    6,482,974
 #   Taiwan Secom Co., Ltd............................    319,670      960,647
 #   Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808  110,075,312
     Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR....................................  1,045,829   23,123,279
     Teco Electric and Machinery Co., Ltd.............  3,174,000    2,492,872
 #   Ton Yi Industrial Corp...........................  1,328,000      646,736
 #   TPK Holding Co., Ltd.............................    441,000    1,508,371
     Transcend Information, Inc.......................    258,181      769,283
 #   Tripod Technology Corp...........................    713,870    1,123,324
 #   TSRC Corp........................................    682,965      474,901
     U-Ming Marine Transport Corp.....................    723,860      928,356
     Uni-President Enterprises Corp...................  7,057,725   12,417,784
 #   Unimicron Technology Corp........................  2,304,896    1,088,404
 #   United Microelectronics Corp..................... 32,241,000   11,524,168
 #   Vanguard International Semiconductor Corp........  1,583,000    1,858,115
 *   Walsin Lihwa Corp................................  4,619,000    1,022,603
     Wan Hai Lines, Ltd...............................  1,362,800    1,143,147
 *   Winbond Electronics Corp.........................  6,597,000    1,453,411
     Wintek Corp......................................    604,760       13,146
 #   Wistron Corp.....................................  3,963,420    2,593,719
     WPG Holdings, Ltd................................  2,818,869    3,203,104
     Yageo Corp.......................................  1,210,278    1,727,371
 *   Yang Ming Marine Transport Corp..................  3,045,300    1,047,675
 #   Yuanta Financial Holding Co., Ltd................ 13,334,966    6,337,415
 #   Yulon Motor Co., Ltd.............................  1,431,000    1,396,532
 #   Yungtay Engineering Co., Ltd.....................    122,000      192,296
 #   Zhen Ding Technology Holding, Ltd................    699,700    2,170,577
                                                                  ------------
 TOTAL TAIWAN.........................................             650,322,970
                                                                  ------------
 THAILAND -- (2.7%)
     Advanced Info Service PCL........................  1,382,400    9,805,646
     Airports of Thailand PCL.........................    555,100    4,630,427
     Bangchak Petroleum PCL (The).....................    880,600      855,740
     Bangkok Bank PCL(6077019)........................    271,700    1,279,677
     Bangkok Bank PCL(6368360)........................    300,300    1,414,379
     Bangkok Dusit Medical Services PCL...............  5,397,600    3,078,217

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  THAILAND -- (Continued)
      Bangkok Land PCL.................................  2,999,000 $   124,231
      Bangkok Life Assurance PCL.......................    663,700     922,721
      Banpu PCL........................................  1,565,500   1,110,441
      BEC World PCL....................................    955,300     975,764
      Berli Jucker PCL.................................  1,029,500     971,226
      Big C Supercenter PCL(6368434)...................    433,500   2,256,980
      Big C Supercenter PCL(6763932)...................     24,600     128,078
      Bumrungrad Hospital PCL..........................    351,600   2,035,080
      Central Pattana PCL..............................  1,714,700   2,298,754
      Central Plaza Hotel PCL..........................  1,046,100   1,105,610
      CH Karnchang PCL.................................    618,700     456,411
      Charoen Pokphand Foods PCL.......................  3,356,000   1,990,081
      CP ALL PCL.......................................  4,173,400   5,683,734
      Delta Electronics Thailand PCL...................    564,200   1,288,639
      Electricity Generating PCL.......................    296,100   1,289,583
      Energy Absolute PCL..............................    899,000     545,853
      Glow Energy PCL..................................    807,200   2,044,052
      Home Product Center PCL..........................  8,734,613   1,548,910
      Indorama Ventures PCL............................  2,617,500   1,968,045
      Intouch Holdings PCL.............................    783,200   1,816,615
      IRPC PCL......................................... 12,389,200   1,476,369
  *   Italian-Thai Development PCL.....................  1,057,800     220,594
      Jasmine International PCL........................  5,419,200     768,790
      Kasikornbank PCL(6364766)........................    189,700     958,054
      Kasikornbank PCL(6888794)........................  1,146,600   5,807,011
      Krung Thai Bank PCL..............................  8,825,887   4,382,268
      Land & Houses PCL(6581930).......................    790,000     179,316
      Land & Houses PCL(6581941).......................  3,769,640     850,295
      Minor International PCL..........................  1,359,570   1,128,314
      MK Restaurants Group PCL.........................    298,900     479,156
      Pruksa Real Estate PCL...........................  1,907,000   1,303,978
      PTT Exploration & Production PCL(B1359J0)........  2,246,855   5,960,588
      PTT Exploration & Production PCL(B1359L2)........     65,409     173,521
      PTT Global Chemical PCL..........................  2,972,472   5,207,835
      PTT PCL..........................................  1,537,700  14,223,016
      Ratchaburi Electricity Generating Holding PCL....    804,300   1,226,589
      Robinson Department Store PCL....................    485,500     585,438
      Siam Cement PCL (The)(6609906)...................    166,400   2,502,256
      Siam Cement PCL (The)(6609928)...................    221,300   3,302,704
      Siam City Cement PCL.............................    163,213   1,694,877
      Siam Commercial Bank PCL (The)...................  1,276,566   5,505,406
      Siam Global House PCL............................    811,332     186,460
      Supalai PCL......................................    577,900     280,383
      Thai Oil PCL.....................................  1,272,100   1,741,490
      Thai Union Frozen Products PCL...................  2,172,540   1,165,016
      Thaicom PCL......................................    757,900     779,511
      Thanachart Capital PCL...........................    709,500     629,079
      TMB Bank PCL..................................... 26,577,100   1,764,517
      Total Access Communication PCL(B1YWK08)..........  1,047,100   2,087,070
      Total Access Communication PCL(B231MK7)..........    214,100     426,742
      TPI Polene PCL................................... 17,892,300   1,177,760
  *   True Corp. PCL...................................  8,890,993   2,724,435

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
 THAILAND -- (Continued)
     TTW PCL.......................................... 2,207,100 $      720,149
                                                                 --------------
 TOTAL THAILAND.......................................              123,243,881
                                                                 --------------
 TURKEY -- (1.7%)
     Akbank TAS....................................... 2,195,344      5,860,893
 #   Akcansa Cimento A.S..............................    64,538        365,305
 #   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......   232,760      1,825,587
 #   Arcelik A.S......................................   490,188      2,580,212
 #   Aselsan Elektronik Sanayi Ve Ticaret A.S.........   125,237        677,180
     BIM Birlesik Magazalar A.S.......................   315,509      5,347,113
 #   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..    29,778         88,652
 #   Coca-Cola Icecek A.S.............................    93,225      1,338,249
     Enka Insaat ve Sanayi A.S........................   514,746        931,432
 #   Eregli Demir ve Celik Fabrikalari TAS............ 2,929,899      4,387,719
     Ford Otomotiv Sanayi A.S.........................   104,276      1,237,886
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................   672,187        358,314
     KOC Holding A.S..................................   583,318      2,587,124
 #   Koza Altin Isletmeleri A.S.......................    95,834        806,363
 #*  Migros Ticaret A.S...............................    43,765        325,299
 #*  Petkim Petrokimya Holding A.S....................   467,930        701,280
     Soda Sanayii A.S.................................   177,200        290,688
     TAV Havalimanlari Holding A.S....................   236,717      1,798,360
     Tofas Turk Otomobil Fabrikasi A.S................   187,470      1,227,868
 *   Tupras Turkiye Petrol Rafinerileri A.S...........   178,926      4,643,727
 #*  Turk Hava Yollari AO............................. 1,691,682      5,502,069
     Turk Telekomunikasyon A.S........................   631,245      1,567,080
 #   Turk Traktor ve Ziraat Makineleri A.S............    19,321        506,668
 #   Turkcell Iletisim Hizmetleri A.S................. 1,037,856      4,750,005
 #   Turkcell Iletisim Hizmetleri A.S. ADR............    73,838        847,660
     Turkiye Garanti Bankasi A.S...................... 2,598,364      7,664,258
 #   Turkiye Halk Bankasi A.S......................... 2,092,966      9,106,989
 #   Turkiye Is Bankasi............................... 2,548,532      4,955,836
     Turkiye Sinai Kalkinma Bankasi A.S...............    40,017         25,183
     Turkiye Sise ve Cam Fabrikalari A.S.............. 2,206,047      2,489,932
 #   Turkiye Vakiflar Bankasi Tao..................... 1,377,350      2,072,969
 #   Ulker Biskuvi Sanayi A.S.........................   207,961      1,155,994
 #   Yapi ve Kredi Bankasi A.S........................   986,833      1,353,271
                                                                 --------------
 TOTAL TURKEY.........................................               79,377,165
                                                                 --------------
 TOTAL COMMON STOCKS..................................            4,244,896,633
                                                                 --------------
 PREFERRED STOCKS -- (2.4%)
 BRAZIL -- (2.3%)
     AES Tiete SA.....................................    88,898        475,133
     Banco Bradesco SA................................ 2,812,914     22,411,628
     Braskem SA Class A...............................    73,800        270,288
     Centrais Eletricas Brasileiras SA Class B........   165,100        411,792
     Cia Brasileira de Distribuicao...................   195,309      4,278,151
     Cia de Gas de Sao Paulo - COMGAS Class A.........     9,522        115,078
     Cia de Transmissao de Energia Eletrica Paulista..    62,158        752,297
     Cia Energetica de Minas Gerais................... 1,161,624      3,202,656
     Cia Energetica de Sao Paulo Class B..............   241,610      1,349,903

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Cia Paranaense de Energia......................     78,600 $      809,886
      Empresa Nacional de Comercio Redito e
        Participacoes SA.............................        380          4,106
      Gerdau SA......................................    836,068      1,440,675
      Itau Unibanco Holding SA.......................  3,760,970     33,040,780
      Itau Unibanco Holding SA ADR...................    141,521      1,228,402
      Lojas Americanas SA............................    667,783      3,362,367
*     Petroleo Brasileiro SA.........................  1,275,100      3,910,265
*     Petroleo Brasileiro SA Sponsored ADR...........  1,791,306     11,016,532
      Suzano Papel e Celulose SA Class A.............    617,771      3,029,359
      Telefonica Brasil SA...........................    426,174      5,617,264
      Usinas Siderurgicas de Minas Gerais SA Class A.    484,962        556,638
      Vale SA........................................  1,744,491      7,464,126
      Vale SA Sponsored ADR..........................    377,072      1,617,639
                                                                 --------------
TOTAL BRAZIL.........................................               106,364,965
                                                                 --------------
CHILE -- (0.0%)
      Embotelladora Andina SA Class B................    100,367        283,667
                                                                 --------------
COLOMBIA -- (0.1%)
      Banco Davivienda SA............................    152,549      1,402,603
      Bancolombia SA.................................     30,330        291,294
      Grupo Argos SA.................................     15,531         89,196
      Grupo Aval Acciones y Valores SA...............  3,054,222      1,315,012
      Grupo de Inversiones Suramericana SA...........    101,172      1,285,728
                                                                 --------------
TOTAL COLOMBIA.......................................                 4,383,833
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               111,032,465
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
#*    Meritz Securities Co., Ltd. Rights 08/21/15....     45,396         61,296
                                                                 --------------
TAIWAN -- (0.0%)
*     First Financial Holdings, Ltd. Rights 09/11/15.  1,419,582        103,417
      Ruentex Development Co., Ltd.()................    164,360          6,247
                                                                 --------------
TOTAL TAIWAN.........................................                   109,664
                                                                 --------------
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20....  2,503,431        100,862
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   271,822
                                                                 --------------
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%............................. 19,584,025         38,485
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund................. 16,725,441    193,513,357
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,832,923,823)^^............................            $4,549,752,762
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  234,912,311             --   --    $  234,912,311
   Chile......................     29,141,155 $   38,018,151   --        67,159,306
   China......................    130,389,280    529,226,816   --       659,616,096
   Colombia...................     24,629,134             --   --        24,629,134
   Czech Republic.............             --      9,034,521   --         9,034,521
   Egypt......................      1,057,249      4,933,220   --         5,990,469
   Greece.....................             --     16,100,814   --        16,100,814
   Hungary....................             --     11,978,227   --        11,978,227
   India......................     36,196,059    464,443,132   --       500,639,191
   Indonesia..................      3,229,310    130,561,109   --       133,790,419
   Malaysia...................         56,277    189,564,933   --       189,621,210
   Mexico.....................    247,161,892             --   --       247,161,892
   Peru.......................     11,272,693             --   --        11,272,693
   Philippines................      3,220,267     77,225,988   --        80,446,255
   Poland.....................             --     77,777,560   --        77,777,560
   Russia.....................      3,424,674     86,225,693   --        89,650,367
   South Africa...............     37,473,307    345,394,250   --       382,867,557
   South Korea................     34,373,190    614,931,405   --       649,304,595
   Taiwan.....................     32,688,286    617,634,684   --       650,322,970
   Thailand...................    123,243,881             --   --       123,243,881
   Turkey.....................        847,660     78,529,505   --        79,377,165
Preferred Stocks
   Brazil.....................    106,364,965             --   --       106,364,965
   Chile......................             --        283,667   --           283,667
   Colombia...................      4,383,833             --   --         4,383,833
Rights/Warrants
   South Korea................             --         61,296   --            61,296
   Taiwan.....................          6,247        103,417   --           109,664
   Thailand...................             --        100,862   --           100,862
Bonds
   India......................             --         38,485   --            38,485
Securities Lending Collateral.             --    193,513,357   --       193,513,357
                               -------------- --------------   --    --------------
TOTAL......................... $1,064,071,670 $3,485,681,092   --    $4,549,752,762
                               ============== ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                          --------- ----------
 COMMON STOCKS -- (86.2%)
 BRAZIL -- (6.1%)
     AES Tiete SA........................................   725,247  3,778,796
     Aliansce Shopping Centers SA........................ 1,095,541  4,437,902
     Alupar Investimento SA..............................   575,100  2,763,006
     Arezzo Industria e Comercio SA......................   575,535  3,600,508
     B2W Cia Digital..................................... 1,143,262  6,010,229
     Banco Alfa de Investimento SA.......................       500        832
     Bematech SA.........................................   519,637  1,252,064
     BR Malls Participacoes SA........................... 1,955,501  7,338,947
     Brasil Brokers Participacoes SA..................... 1,928,511  1,171,542
     Brasil Insurance Participacoes e Administracao SA...   572,226    157,097
     Brasil Pharma SA.................................... 1,051,300    208,789
     BrasilAgro - Co. Brasileira de Propriedades
       Agricolas.........................................    48,100    157,339
     Braskem SA Sponsored ADR............................   201,683  1,462,202
     Centrais Eletricas Brasileiras SA...................   773,500  1,308,011
     CETIP SA - Mercados Organizados.....................   650,400  6,735,841
     Cia de Locacao das Americas.........................   238,200    222,620
     Cia de Saneamento de Minas Gerais-COPASA............   651,121  2,270,589
     Cia Hering.......................................... 1,918,199  6,627,519
     Cia Paranaense de Energia...........................    79,300    546,353
     Cia Paranaense de Energia Sponsored ADR.............   233,096  2,368,255
     Cia Providencia Industria e Comercio SA.............    99,750    267,004
     Cia Siderurgica Nacional SA......................... 2,147,976  2,716,376
 #   Cia Siderurgica Nacional SA Sponsored ADR...........    61,116     76,395
     Contax Participacoes SA.............................   283,235    368,112
     CR2 Empreendimentos Imobiliarios SA.................     9,400      6,040
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes..................................... 3,693,598 10,032,407
     Cyrela Commercial Properties SA Empreendimentos e
       Participacoes.....................................    46,800    133,951
     Dimed SA Distribuidora da Medicamentos..............       700     40,318
     Direcional Engenharia SA............................   908,409  1,000,220
     Duratex SA.......................................... 3,520,674  7,156,615
     EcoRodovias Infraestrutura e Logistica SA........... 2,751,707  5,577,432
     EDP - Energias do Brasil SA......................... 4,219,295 16,081,368
     Equatorial Energia SA............................... 2,601,194 26,589,696
     Estacio Participacoes SA............................ 3,085,884 12,797,953
     Eternit SA.......................................... 1,333,678  1,094,536
     Even Construtora e Incorporadora SA................. 3,201,088  2,729,940
     Ez Tec Empreendimentos e Participacoes SA...........   883,288  3,572,933
     Fleury SA...........................................   871,751  4,572,686
     Fras-Le SA..........................................    37,875     34,845
     Gafisa SA........................................... 3,230,100  2,405,629
 #   Gafisa SA ADR....................................... 1,246,302  1,819,601
     General Shopping Brasil SA..........................   116,617    122,613
 #   Gol Linhas Aereas Inteligentes SA ADR...............   244,173    407,769
     Grendene SA......................................... 1,182,434  6,171,263
     Guararapes Confeccoes SA............................    74,300  1,399,655
     Helbor Empreendimentos SA........................... 1,387,993    883,723
     Iguatemi Empresa de Shopping Centers SA............. 1,101,574  7,698,905
 *   Industria de Bebidas Antarctica Polar SA............    23,000         --
     Industrias Romi SA..................................   168,200    124,285

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 BRAZIL -- (Continued)
     International Meal Co. Alimentacao SA..............    521,894 $ 1,234,639
     Iochpe-Maxion SA...................................  1,057,784   3,769,028
     JHSF Participacoes SA..............................    843,047     482,592
     Joao Fortes Engenharia SA..........................     66,552      67,933
     JSL SA.............................................    660,800   1,993,623
     Kepler Weber SA....................................    131,446     918,677
     Light SA...........................................  1,488,307   6,124,577
     Linx SA............................................    202,312   2,982,137
     Localiza Rent a Car SA.............................    372,900   3,060,351
     Log-in Logistica Intermodal SA.....................    508,650     414,473
     LPS Brasil Consultoria de Imoveis SA...............    717,279   1,005,546
     M Dias Branco SA...................................     56,200   1,268,786
     Magnesita Refratarios SA...........................  1,642,071   1,285,285
     Mahle-Metal Leve SA................................    562,313   3,391,336
     Marcopolo SA.......................................     28,000      15,783
     Marfrig Global Foods SA............................  4,288,005   6,650,011
     Marisa Lojas SA....................................    496,564   1,225,475
     Mills Estruturas e Servicos de Engenharia SA.......    839,226   1,514,747
     Minerva SA.........................................  1,694,369   5,591,895
     MRV Engenharia e Participacoes SA..................  4,682,558  10,530,439
     Multiplan Empreendimentos Imobiliarios SA..........    696,200   9,485,457
     Multiplus SA.......................................    667,784   8,045,120
     Odontoprev SA......................................  3,975,996  12,912,886
     Oi SA..............................................    480,100     701,091
 #   Oi SA ADR..........................................    281,654     385,866
     Paranapanema SA....................................  1,546,656   1,242,221
     PDG Realty SA Empreendimentos e Participacoes...... 12,758,653     894,311
     Portobello SA......................................    244,400     196,294
     Profarma Distribuidora de Produtos Farmaceuticos
       SA...............................................    114,563     332,920
     QGEP Participacoes SA..............................  1,182,094   2,195,744
     Qualicorp SA.......................................  1,535,019   9,123,275
     Raia Drogasil SA...................................    544,175   6,915,129
     Restoque Comercio e Confeccoes de Roupas SA........    906,208   1,434,497
     Rodobens Negocios Imobiliarios SA..................    168,138     233,256
     Rossi Residencial SA...............................    646,746     188,889
     Rumo Logistica Operadora Multimodal SA............. 10,578,371   2,811,466
     Santos Brasil Participacoes SA.....................    451,088   1,678,430
     Sao Carlos Empreendimentos e Participacoes SA......     47,859     401,859
     Sao Martinho SA....................................    641,762   6,335,243
     SLC Agricola SA....................................    701,018   3,603,416
     Smiles SA..........................................    505,200   8,160,929
     Somos Educado SA...................................    769,344   2,864,860
     Sonae Sierra Brasil SA.............................    260,446   1,315,941
     Springs Global Participacoes SA....................    142,088      35,274
     Sul America SA.....................................  2,298,817  11,601,673
     T4F Entretenimento SA..............................     20,600      20,456
     Technos SA.........................................    221,800     342,033
     Tecnisa SA.........................................  1,334,026   1,254,564
     Tegma Gestao Logistica.............................    363,435     986,087
     Tempo Participacoes SA.............................    310,102     384,916
     Tereos Internacional SA............................    635,183     105,742
     Totvs SA...........................................  1,691,562  17,320,978
     TPI - Triunfo Participacoes e Investimentos SA.....    334,301     449,126

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
   BRAZIL -- (Continued)
         Transmissora Alianca de Energia Eletrica SA...    999,000 $  6,112,545
         Trisul SA.....................................     37,542       29,385
         Valid Solucoes e Servicos de Seguranca em
           Meios de Pagamento e Identificacao S.A......    809,999   11,757,459
         Vanguarda Agro SA.............................  1,870,936      442,605
         Via Varejo SA.................................    205,862      435,900
                                                                   ------------
   TOTAL BRAZIL........................................             354,565,887
                                                                   ------------
   CHILE -- (1.2%)
         Aguas Andinas SA Class A......................  1,138,466      600,806
         Banmedica SA..................................  1,736,804    3,277,138
         Besalco SA....................................  2,277,748      867,993
         Bupa Chile SA.................................    838,922      663,643
         CAP SA........................................    583,407    1,564,475
         Cementos BIO BIO SA...........................    452,622      329,049
         Cia Pesquera Camanchaca SA....................    194,645        5,295
         Cia Sud Americana de Vapores SA............... 65,095,514    1,902,904
         Cintac SA.....................................    251,122       31,675
         Clinica LAS Condes SA.........................        349       19,719
         Cristalerias de Chile SA......................    156,836    1,083,380
         E.CL SA.......................................  5,030,813    6,833,206
         Embotelladora Andina SA Class B ADR...........     26,432      440,093
         Empresa Nacional de Telecomunicaciones SA.....    145,335    1,496,552
         Empresas AquaChile SA.........................  1,281,212      550,791
         Empresas Hites SA.............................  1,245,628      466,642
         Empresas Iansa SA............................. 23,220,040      876,744
         Empresas La Polar SA..........................  5,705,798      159,774
         Enjoy SA......................................  1,299,391       86,818
         Forus SA......................................    835,481    2,435,714
         Gasco SA......................................    230,191    1,648,596
         Grupo Security SA.............................  1,954,000      556,079
         Inversiones Aguas Metropolitanas SA...........  4,012,226    5,829,626
         Inversiones La Construccion SA................    182,389    1,989,386
         Latam Airlines Group SA.......................    134,619      631,822
         Masisa SA..................................... 14,224,085      415,045
         Molibdenos y Metales SA.......................      5,009       30,651
         Multiexport Foods SA..........................  3,502,735      485,829
         Parque Arauco SA..............................  7,071,371   13,037,511
         PAZ Corp. SA..................................  1,320,749      681,362
         Ripley Corp. SA...............................  8,446,123    2,910,390
         Salfacorp SA..................................  2,403,478    1,472,015
         Sigdo Koppers SA..............................    735,025      967,431
         Sociedad Matriz SAAM SA....................... 32,307,004    2,394,341
         Socovesa SA...................................  2,895,998      511,991
         Sonda SA......................................    647,862    1,193,296
         Tech Pack SA..................................    272,888       93,960
         Vina Concha y Toro SA.........................  5,453,714    8,540,101
         Vina Concha y Toro SA Sponsored ADR...........      2,025       64,709
         Vina San Pedro Tarapaca SA....................  9,612,747       81,470
                                                                   ------------
   TOTAL CHILE.........................................              67,228,022
                                                                   ------------
   CHINA -- (12.5%)
         361 Degrees International, Ltd................  4,022,000    1,405,157

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
     Active Group Holdings, Ltd.........................    286,000 $    30,229
 #   Agile Property Holdings, Ltd.......................  9,977,500   5,735,227
     Ajisen China Holdings, Ltd.........................  3,183,000   1,464,382
     AMVIG Holdings, Ltd................................  2,228,000   1,065,841
     Anhui Expressway Co., Ltd. Class H.................  2,770,000   2,405,442
 #   Anton Oilfield Services Group......................  6,854,000   1,173,500
 #   Anxin-China Holdings, Ltd.......................... 16,347,000     608,877
 #   Asia Cement China Holdings Corp....................  2,639,000   1,075,804
 #   Asian Citrus Holdings, Ltd.........................  3,627,000     574,926
     Ausnutria Dairy Corp., Ltd.........................    365,000     142,496
 #   AVIC International Holdings, Ltd...................  1,658,000   1,314,960
     AviChina Industry & Technology Co., Ltd. Class H...  3,906,788   3,269,570
     Bank of Chongqing Co., Ltd. Class H................    212,000     187,143
 #   Baoxin Auto Group, Ltd.............................  3,213,500   1,594,212
 #   Baoye Group Co., Ltd. Class H......................  1,860,000   1,170,710
     Beijing Capital International Airport Co., Ltd.
       Class H..........................................  9,730,000  10,016,827
     Beijing Capital Land, Ltd. Class H.................  7,098,500   3,419,517
 #   Beijing Jingneng Clean Energy Co., Ltd. Class H....  7,384,000   2,482,915
     Beijing North Star Co., Ltd. Class H...............  5,466,000   1,874,564
 #   Beijing Properties Holdings, Ltd...................  3,764,000     290,790
     Billion Industrial Holdings, Ltd...................     26,000      14,452
 #   Biostime International Holdings, Ltd...............    935,500   1,750,264
 #   Bloomage Biotechnology Corp., Ltd..................    952,500   1,721,409
 #   Boer Power Holdings, Ltd...........................  1,689,000   3,194,484
     Bolina Holding Co., Ltd............................  1,022,000     334,673
 #   Bosideng International Holdings, Ltd............... 16,446,000   1,609,660
 #   Boyaa Interactive International, Ltd...............    797,000     388,891
     Bracell, Ltd.......................................    328,000      35,876
     BYD Electronic International Co., Ltd..............  4,313,315   3,584,947
     C C Land Holdings, Ltd.............................  8,048,343   2,032,396
     C.banner International Holdings, Ltd...............    619,000     238,468
     Cabbeen Fashion, Ltd...............................    386,000     322,475
     Carrianna Group Holdings Co., Ltd..................  2,127,257     233,214
     CECEP COSTIN New Materials Group, Ltd..............  1,740,000     982,808
     Central China Real Estate, Ltd.....................  4,083,626     921,508
     Century Sunshine Group Holdings, Ltd...............  4,360,000     315,109
 #   Changshouhua Food Co., Ltd.........................  1,773,000   1,141,989
 #   Chaoda Modern Agriculture Holdings, Ltd............  6,771,138     313,130
 #   Chaowei Power Holdings, Ltd........................  3,272,000   1,770,705
 #   Chia Tai Enterprises International, Ltd............    269,385     174,440
     Chigo Holding, Ltd................................. 24,026,000     470,280
 #   China Aerospace International Holdings, Ltd........ 14,262,500   2,697,199
     China Agri-Industries Holdings, Ltd................ 12,819,800   5,582,441
 #   China All Access Holdings, Ltd.....................  4,228,000   1,566,302
     China Animal Healthcare, Ltd.......................  3,671,000   1,846,794
     China Aoyuan Property Group, Ltd...................  6,676,000   1,247,773
     China Automation Group, Ltd........................  3,303,000     416,115
 #   China BlueChemical, Ltd............................ 10,104,000   3,294,569
     China Child Care Corp., Ltd........................  3,583,000     401,730
     China Communications Services Corp., Ltd. Class H.. 13,876,000   6,300,425
     China Culiangwang Beverages Holdings, Ltd..........  2,488,500      56,761
     China Datang Corp. Renewable Power Co., Ltd.
       Class H.......................................... 14,673,000   1,910,878
     China Dongxiang Group Co., Ltd..................... 13,246,985   3,379,528

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 CHINA -- (Continued)
 #   China Dredging Environment Protection Holdings,
       Ltd...............................................  3,105,000 $  556,192
     China Dynamics Holdings, Ltd........................  1,880,000    106,216
     China Energine International Holdings, Ltd..........  1,074,000    108,039
     China Everbright, Ltd...............................  2,474,000  6,008,534
 #   China Fiber Optic Network System Group, Ltd.........  9,167,999  1,887,722
     China Financial Services Holdings, Ltd..............  1,962,000    159,170
 #   China Foods, Ltd....................................  3,380,000  1,558,904
     China Glass Holdings, Ltd...........................  4,522,000    658,458
     China Grand Pharmaceutical and Healthcare Holdings,
       Ltd. Class A......................................    280,000     73,230
     China Harmony New Energy Auto Holding, Ltd..........    863,000    670,406
     China High Precision Automation Group, Ltd..........  1,289,000     38,035
     China High Speed Transmission Equipment Group Co.,
       Ltd...............................................  6,280,000  5,114,907
     China Household Holdings, Ltd.......................  7,490,000    309,173
 #   China Huishan Dairy Holdings Co., Ltd...............  2,783,000    838,385
 #   China Huiyuan Juice Group, Ltd......................  4,327,500  1,615,837
 #   China ITS Holdings Co., Ltd.........................  4,003,412    537,042
 #   China Jiuhao Health Industry Corp., Ltd.............  5,180,000    835,236
 #   China Lesso Group Holdings, Ltd.....................  6,733,000  5,345,898
     China Lilang, Ltd...................................  2,911,000  3,135,381
 #   China Lumena New Materials Corp..................... 14,530,000    439,332
     China Machinery Engineering Corp. Class H...........  3,790,000  2,861,097
     China Medical System Holdings, Ltd..................  5,090,500  6,758,757
 #   China Merchants Land, Ltd...........................  7,194,000  1,342,944
 #   China Metal Recycling Holdings, Ltd.................  2,401,686    547,732
 #   China Modern Dairy Holdings, Ltd.................... 10,409,000  3,360,143
     China National Materials Co., Ltd...................  7,660,000  1,717,490
     China New Town Development Co., Ltd.................  7,978,148    370,092
 #   China Oil & Gas Group, Ltd.......................... 28,578,000  2,616,902
     China Outfitters Holdings, Ltd......................     24,000      2,480
 #   China Overseas Grand Oceans Group, Ltd..............  5,594,500  2,269,663
     China Pioneer Pharma Holdings, Ltd..................    322,000    187,747
     China Power International Development, Ltd.......... 12,003,000  8,497,009
 #   China Power New Energy Development Co., Ltd......... 32,320,000  2,165,706
 #   China Precious Metal Resources Holdings Co., Ltd.... 22,312,318  1,277,149
     China Properties Group, Ltd.........................  2,464,000    552,875
 #   China Rare Earth Holdings, Ltd...................... 11,440,799  1,268,140
     China Resources Cement Holdings, Ltd................  3,868,000  1,998,797
     China Ruifeng Renewable Energy Holdings, Ltd........    116,000     15,110
 #   China Sanjiang Fine Chemicals Co., Ltd..............  3,510,000    945,661
     China SCE Property Holdings, Ltd....................  7,510,200  1,714,518
 #   China Shanshui Cement Group, Ltd.................... 11,268,000  8,023,343
     China Shineway Pharmaceutical Group, Ltd............  1,801,200  2,297,564
 #   China Singyes Solar Technologies Holdings, Ltd......  2,768,200  2,774,015
 #   China South City Holdings, Ltd...................... 14,216,000  4,194,152
     China Starch Holdings, Ltd..........................  6,470,000    146,821
     China Suntien Green Energy Corp., Ltd. Class H...... 10,775,000  1,902,544
     China Taifeng Beddings Holdings, Ltd................  1,336,000    139,592
 #   China Tian Lun Gas Holdings, Ltd....................  1,042,500    944,731
     China Tianyi Holdings, Ltd..........................  2,336,000    306,668
 #   China Traditional Chinese Medicine Co., Ltd.........  5,406,000  4,088,799
     China Travel International Investment Hong Kong,
       Ltd............................................... 14,807,900  5,696,118
     China Vanadium Titano - Magnetite Mining Co., Ltd...  6,231,000    385,502
 #   China Water Affairs Group, Ltd......................  6,752,000  3,299,989
 #   China Water Industry Group, Ltd.....................    760,000    190,195

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
     China Yongda Automobiles Services Holdings, Ltd....     46,500 $    27,634
 #   China Yurun Food Group, Ltd........................  9,041,000   2,674,898
 #   China ZhengTong Auto Services Holdings, Ltd........  5,346,000   2,847,656
 #   China Zhongwang Holdings, Ltd......................  9,777,200   4,174,572
 #   Chinasoft International, Ltd.......................  6,942,000   2,594,289
     Chinese People Holdings Co., Ltd................... 11,425,709     204,986
     Chongqing Iron & Steel Co., Ltd. Class H...........    643,400     121,862
     Chongqing Machinery & Electric Co., Ltd. Class H... 7,586,000 1,201,218 Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd....................................  2,662,000     541,989
     CIFI Holdings Group Co., Ltd.......................  2,584,000     540,206
 #   CIMC Enric Holdings, Ltd...........................  3,078,000   2,152,701
     CITIC Dameng Holdings, Ltd.........................  1,439,000     131,628
 #   CITIC Resources Holdings, Ltd...................... 13,916,600   2,691,613
 #   Citychamp Watch & Jewellery Group, Ltd............. 11,492,000   1,646,508
 #   Clear Media, Ltd...................................    282,000     321,039
     Coastal Greenland, Ltd.............................  5,672,000     169,715
 #   Comba Telecom Systems Holdings, Ltd................  6,658,557   1,603,886
 #   Comtec Solar Systems Group, Ltd....................  4,684,000     530,993
 #   Concord New Energy Group, Ltd...................... 25,974,964   1,679,053
     Coolpad Group, Ltd................................. 15,784,000   3,582,145
 #   Cosco International Holdings, Ltd..................  2,703,000   1,551,093
     COSCO Pacific, Ltd.................................  4,027,792   5,277,461
     Coslight Technology International Group Co., Ltd...    820,000     306,686
 #   CP Pokphand Co., Ltd............................... 26,938,594   3,708,538
 #   CPMC Holdings, Ltd.................................  2,524,000   1,392,086
 #   CT Environmental Group, Ltd........................  7,784,000   2,751,204
     DaChan Food Asia, Ltd..............................  1,725,955     190,077
 #   Dah Chong Hong Holdings, Ltd.......................  4,922,000   2,179,517
 #   Dalian Port PDA Co., Ltd. Class H..................  3,028,000   1,042,027
 #   DaMing International Holdings, Ltd.................    806,000     260,386
 #   Daphne International Holdings, Ltd.................  6,714,000   1,341,389
     Dawnrays Pharmaceutical Holdings, Ltd..............  2,630,943   2,559,041
 #   DBA Telecommunication Asia Holdings, Ltd...........  2,108,000      95,172
     Digital China Holdings, Ltd........................  5,320,800   5,285,450
 #   Dongjiang Environmental Co., Ltd. Class H..........    190,375     321,398
     Dongyue Group, Ltd.................................  7,432,000   2,059,229
 #   Dynasty Fine Wines Group, Ltd......................  1,614,000      56,213
     Embry Holdings, Ltd................................    473,000     250,130
     EVA Precision Industrial Holdings, Ltd.............  5,958,435   1,719,761
     EverChina International Holdings Co., Ltd.......... 17,180,000     609,190
     Evergreen International Holdings, Ltd..............  1,246,000     152,531
     Extrawell Pharmaceutical Holdings, Ltd.............  1,577,921      85,462
     Fantasia Holdings Group Co., Ltd................... 11,877,000   1,637,282
     Far East Horizon, Ltd..............................  1,391,000   1,291,053
 #   First Tractor Co., Ltd. Class H....................  1,771,176   1,202,483
     Franshion Properties China, Ltd.................... 23,818,300   7,674,351
     Freetech Road Recycling Technology Holdings, Ltd...  2,164,000     306,571
 #   Fufeng Group, Ltd..................................  6,185,600   3,730,002
     Fuguiniao Co., Ltd. Class H........................    153,200     265,958
 #   GCL-Poly Energy Holdings, Ltd...................... 48,038,000   9,712,502
     Geely Automobile Holdings, Ltd..................... 28,845,000  12,111,056
     Global Bio-Chem Technology Group Co., Ltd..........  9,996,800     545,868
     Glorious Property Holdings, Ltd.................... 14,915,501   1,827,736

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
     Goldbond Group Holdings, Ltd.......................    210,000 $    11,633
 #   Golden Eagle Retail Group, Ltd.....................  3,089,000   3,814,410
 #   Golden Meditech Holdings, Ltd......................  4,855,193     613,181
 #   Goldin Properties Holdings, Ltd....................  1,058,000     815,467
     Goldlion Holdings, Ltd.............................  1,474,962     654,228
     Goldpac Group, Ltd.................................  1,305,000     807,878
 #   GOME Electrical Appliances Holding, Ltd............ 57,831,000  10,023,533
     Good Friend International Holdings, Inc............    404,667     109,587
 #   Goodbaby International Holdings, Ltd...............  4,145,000   1,681,272
     Greatview Aseptic Packaging Co., Ltd...............  4,366,000   2,563,365
 #   Greenland Hong Kong Holdings, Ltd..................  1,531,000     870,033
 #   Greentown China Holdings, Ltd......................  4,469,648   4,441,970
 #   Guangdong Land Holdings, Ltd.......................  4,396,800   1,133,754
     Guangdong Yueyun Transportation Co., Ltd. Class H..    245,000     179,293
     Guangshen Railway Co., Ltd. Class H................  1,690,000     809,518
     Guangzhou R&F Properties Co., Ltd..................  4,864,000   4,876,249
 #   Guodian Technology & Environment Group Corp., Ltd.
       Class H..........................................  5,028,000     550,618
 #   Haitian International Holdings, Ltd................  3,051,000   6,330,477
 #   Hanergy Thin Film Power Group, Ltd................. 17,084,000   2,313,920
 #   Harbin Electric Co., Ltd. Class H..................  4,715,413   3,002,258
     Henderson Investment, Ltd..........................    596,000      53,790
 #   Hengdeli Holdings, Ltd............................. 14,433,399   2,101,481
 #   Hidili Industry International Development, Ltd.....  5,079,000     346,259
 #   Hilong Holding, Ltd................................  4,081,000   1,046,566
     Hisense Kelon Electrical Holdings Co., Ltd.
       Class H..........................................  1,679,000   1,232,729
 #   HKC Holdings, Ltd.................................. 19,289,447     537,237
     HL Technology Group, Ltd...........................    619,000     287,384
     HNA Infrastructure Co., Ltd. Class H...............    720,000     710,322
 #   Honghua Group, Ltd.................................  9,782,000     857,247
     Hopefluent Group Holdings, Ltd.....................    787,670     209,130
     Hopewell Highway Infrastructure, Ltd...............  4,662,000   2,224,419
 #   Hopson Development Holdings, Ltd...................  4,002,000   3,533,596
 #   HOSA International, Ltd............................  2,302,000   1,210,682
 #   Hua Han Bio-Pharmaceutical Holdings, Ltd........... 21,667,698   3,267,352
     Hua Lien International Holding Co., Ltd............    998,000      55,909
     Huabao International Holdings, Ltd................. 10,704,014   5,186,165
 #   Huadian Fuxin Energy Corp., Ltd. Class H...........  7,266,000   3,109,760
     Huaneng Renewables Corp., Ltd. Class H............. 21,172,000   9,015,094
     Hydoo International Holding, Ltd...................    338,000      42,701
     Inspur International, Ltd..........................  2,056,000     429,352
 #   Intime Retail Group Co., Ltd.......................  6,959,000   7,793,180
 #   Jiangnan Group, Ltd................................  4,540,000   1,175,460
     Jinchuan Group International Resources Co., Ltd....  3,808,000     203,586
     Jingwei Textile Machinery Class H..................  1,272,000   1,707,024
     Ju Teng International Holdings, Ltd................  5,126,000   2,254,703
     Jutal Offshore Oil Services, Ltd...................    728,000      75,809
     Kai Yuan Holdings, Ltd............................. 15,260,000     210,327
 #   Kaisa Group Holdings, Ltd..........................  9,828,000   1,483,271
     Kasen International Holdings, Ltd..................    222,000      27,966
     Kingboard Chemical Holdings, Ltd...................  4,036,921   6,777,805
     Kingboard Laminates Holdings, Ltd..................  5,419,000   2,374,777
 #   Kingdee International Software Group Co., Ltd...... 11,041,200   4,777,132
 #   Kingsoft Corp., Ltd................................    988,000   2,638,873

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
 CHINA -- (Continued)
     KWG Property Holding, Ltd..........................  10,280,950 $7,667,267
 #   Labixiaoxin Snacks Group, Ltd......................   2,222,000    265,868
     Lai Fung Holdings, Ltd.............................  27,157,614    577,679
 #   Le Saunda Holdings, Ltd............................   1,955,799    753,314
     Lee & Man Chemical Co., Ltd........................     998,785    554,014
 #   Lee & Man Paper Manufacturing, Ltd.................   9,066,000  5,549,232
     Lee's Pharmaceutical Holdings, Ltd.................     250,000    420,541
     Leoch International Technology, Ltd................   1,436,000    138,694
     Lianhua Supermarket Holdings Co., Ltd. Class H.....   2,353,600  1,254,895
 #   Lifetech Scientific Corp...........................   6,084,000  1,050,962
     Lingbao Gold Co., Ltd. Class H.....................     682,000    126,250
     Livzon Pharmaceutical Group, Inc. Class H..........     259,480  1,248,445
 #   Logan Property Holdings Co., Ltd...................     306,000    132,568
     Lonking Holdings, Ltd..............................  12,626,000  2,017,526
     Loudong General Nice Resources China Holdings,
       Ltd..............................................   7,842,140  1,070,723
 #   Maoye International Holdings, Ltd..................   6,946,000  1,027,933
 #   Microport Scientific Corp..........................   2,349,000    987,101
     MIE Holdings Corp..................................   5,958,000    882,083
     MIN XIN Holdings, Ltd..............................     568,000    415,140
 #   Mingfa Group International Co., Ltd................   7,047,000  1,725,176
     Mingyuan Medicare Development Co., Ltd.............   6,950,000    154,648
     Minmetals Land, Ltd................................   6,738,000    729,315
     Minth Group, Ltd...................................   3,313,000  6,635,424
 #   MMG, Ltd...........................................   8,410,000  2,285,593
     MOBI Development Co., Ltd..........................   1,562,000    320,025
     Nan Hai Corp., Ltd.................................  14,950,000    288,985
     Nature Home Holding Co., Ltd.......................     520,000     69,010
 #   NetDragon Websoft, Inc.............................     494,044  1,383,380
     New World Department Store China, Ltd..............   2,838,462    629,270
     Nine Dragons Paper Holdings, Ltd...................   9,746,000  7,214,784
     North Mining Shares Co., Ltd.......................  15,820,000    519,901
 #   NVC Lighting Holding, Ltd..........................   7,010,000    300,120
     O-Net Communications Group, Ltd....................   1,308,000    331,620
     Overseas Chinese Town Asia Holdings, Ltd...........   1,484,183    706,051
 #   Pacific Online, Ltd................................   2,302,365    741,860
     Parkson Retail Group, Ltd..........................   7,495,500  1,274,264
     PAX Global Technology, Ltd.........................   2,488,000  3,985,205
     Peak Sport Products Co., Ltd.......................   2,750,000    668,980
 #   Phoenix Healthcare Group Co., Ltd..................   1,218,000  1,993,884
 #   Phoenix Satellite Television Holdings, Ltd.........   6,366,000  1,649,681
 #   Poly Property Group Co., Ltd.......................  14,009,000  5,308,383
 #   Pou Sheng International Holdings, Ltd..............   8,891,806  1,145,170
     Powerlong Real Estate Holdings, Ltd................   6,464,000  1,207,717
     Prosperity International Holdings HK, Ltd..........   5,020,000    168,368
 #   PW Medtech Group, Ltd..............................   1,408,000    407,883
     Qingling Motors Co., Ltd. Class H..................   1,694,000    543,746
     Qunxing Paper Holdings Co., Ltd....................     669,913     32,665
     Real Gold Mining, Ltd..............................     300,500     10,195
 #   Real Nutriceutical Group, Ltd......................   5,098,000  1,233,002
 #   Renhe Commercial Holdings Co., Ltd................. 102,663,000  7,954,393
 #   REXLot Holdings, Ltd...............................  59,701,502  3,880,601
 #   Road King Infrastructure, Ltd......................   1,459,000  1,341,704
     Samson Holding, Ltd................................   3,499,000    464,639

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
 CHINA -- (Continued)
 #   Sany Heavy Equipment International Holdings Co.,
       Ltd.............................................   6,295,000 $ 1,370,833
     Scud Group, Ltd...................................   1,876,000     188,754
     Semiconductor Manufacturing International Corp.... 123,898,000  11,133,048
     Semiconductor Manufacturing International Corp.
       ADR.............................................      31,979     142,307
     Shandong Chenming Paper Holdings, Ltd. Class H....   2,074,500   1,013,271
     Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H.........................................   3,444,000   2,312,260
     Shandong Xinhua Pharmaceutical Co., Ltd. Class H..     504,000     325,065
     Shanghai Industrial Holdings, Ltd.................   2,596,000   7,650,105
 #   Shanghai Industrial Urban Development Group,
        Ltd............................................  10,316,000   2,100,040
     Shanghai Jin Jiang International Hotels Group
       Co., Ltd. Class H...............................   6,956,000   2,343,789
     Shanghai Prime Machinery Co., Ltd. Class H........   4,298,000     819,859
     Shanghai Zendai Property, Ltd.....................   8,390,000     218,567
     Shengli Oil & Gas Pipe Holdings, Ltd..............   4,506,000     162,538
     Shenguan Holdings Group, Ltd......................   6,464,000   1,297,783
     Shenzhen Expressway Co., Ltd. Class H.............   4,024,400   2,964,535
     Shenzhen International Holdings, Ltd..............   5,663,251   9,361,250
     Shenzhen Investment, Ltd..........................  16,205,378   6,264,729
     Shougang Concord International Enterprises Co.,
       Ltd.............................................  28,796,000   1,540,898
 #   Shougang Fushan Resources Group, Ltd..............  21,052,000   3,169,170
 #   Shui On Land, Ltd.................................  23,796,643   6,503,793
     Shunfeng International Clean Energy, Ltd..........   4,966,000   1,786,586
     Sichuan Expressway Co., Ltd. Class H..............   4,984,000   1,890,587
     Sijia Group Co....................................   1,076,350      35,683
     Silver Grant International Industries, Ltd........   4,750,000     704,360
     SIM Technology Group, Ltd.........................   1,050,000      58,859
 #   Sino Oil And Gas Holdings, Ltd....................  71,702,766   1,553,306
     Sino-Ocean Land Holdings, Ltd.....................   8,463,604   5,833,856
     Sinofert Holdings, Ltd............................  13,929,327   2,315,618
     Sinolink Worldwide Holdings, Ltd..................  10,218,800   1,079,886
 #   SinoMedia Holding, Ltd............................   1,983,000     952,606
 #   Sinopec Engineering Group Co., Ltd. Class H.......     907,000     741,196
 #   Sinopec Kantons Holdings, Ltd.....................   2,510,000   1,597,635
 #   Sinosoft Technology Group, Ltd....................   1,890,000   1,067,052
 #   Sinotrans Shipping, Ltd...........................   6,209,086   1,393,081
     Sinotrans, Ltd. Class H...........................   9,671,000   5,923,637
     Sinotruk Hong Kong, Ltd...........................   3,678,500   1,934,725
     SITC International Holdings Co., Ltd..............   4,577,000   2,630,877
     Skyworth Digital Holdings, Ltd....................  10,365,245   7,956,586
 #   SMI Holdings Group, Ltd...........................  14,404,066   1,447,194
     SOHO China, Ltd...................................   8,332,000   5,252,467
     Solargiga Energy Holdings, Ltd....................   9,199,000     286,988
 #   Sound Global, Ltd.................................     193,000         193
 #   Sparkle Roll Group, Ltd...........................   6,616,000     366,613
     Springland International Holdings, Ltd............   4,080,000   1,397,476
 #   SPT Energy Group, Inc.............................   4,844,000     604,350
     SRE Group, Ltd....................................  16,652,346     870,683
 #   SSY Group, Ltd....................................  11,234,000   3,387,278
     Sun King Power Electronics Group..................     132,000      22,770
     Sunac China Holdings, Ltd.........................  11,569,000  10,328,586
 #   Sunny Optical Technology Group Co., Ltd...........   3,495,000   6,731,088
     TCC International Holdings, Ltd...................   8,440,647   2,165,019
 #   TCL Communication Technology Holdings, Ltd........   3,218,198   2,496,430
 #   TCL Multimedia Technology Holdings, Ltd...........   3,322,510   1,712,304

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 CHINA -- (Continued)
 #   Technovator International, Ltd......................    340,000 $  257,099
 #   Tenfu Cayman Holdings Co., Ltd......................    185,000     77,852
 #   Tenwow International Holdings, Ltd..................    924,000    342,099
     Texhong Textile Group, Ltd..........................  1,890,000  1,930,050
 #   Tian An China Investment Co., Ltd...................  1,383,000    828,054
     Tian Shan Development Holding, Ltd..................  1,600,000    693,348
     Tiande Chemical Holdings, Ltd.......................     64,000     11,228
 #   Tiangong International Co., Ltd.....................  7,880,000    862,407
 #   Tianjin Capital Environmental Protection Group Co.,
       Ltd. Class H......................................  1,572,000    982,852
 #   Tianjin Development Holdings, Ltd...................  2,116,000  1,762,477
     Tianjin Jinran Public Utilities Co., Ltd. Class H...  2,970,000    470,735
     Tianjin Port Development Holdings, Ltd.............. 10,556,800  2,163,377
 #   Tianneng Power International, Ltd...................  4,420,048  2,044,726
 #   Tibet 5100 Water Resources Holdings, Ltd............  7,539,000  2,136,120
     Time Watch Investments, Ltd.........................  1,456,000    251,437
 #   Tomson Group, Ltd...................................  1,178,575    276,853
 #   Tong Ren Tang Technologies Co., Ltd. Class H........  3,302,000  5,124,674
     Tongda Group Holdings, Ltd.......................... 16,750,000  2,826,135
     Tonly Electronics Holdings, Ltd.....................    431,176    327,597
     Top Spring International Holdings, Ltd..............    150,500     71,409
 #   Towngas China Co., Ltd..............................  5,430,000  4,964,327
     TPV Technology, Ltd.................................  4,889,964    831,356
     Travelsky Technology, Ltd. Class H..................  4,569,090  5,529,228
 #   Trigiant Group, Ltd.................................  3,526,000    832,314
     Trony Solar Holdings Co., Ltd.......................  1,757,000     26,744
 #   Truly International Holdings, Ltd...................  8,033,573  2,704,164
 #   Uni-President China Holdings, Ltd...................  5,570,000  5,124,016
     United Energy Group, Ltd............................ 13,424,450  1,627,889
 #   Universal Health International......................  5,818,000  2,483,530
 #   V1 Group, Ltd....................................... 20,329,600  1,778,863
     Wanguo International Mining Group, Ltd..............    308,000     90,425
     Wasion Group Holdings, Ltd..........................  2,898,000  3,823,178
     Weiqiao Textile Co. Class H.........................  2,785,500  1,453,413
     Welling Holding, Ltd................................  5,954,000  1,190,084
     West China Cement, Ltd.............................. 16,556,000  2,987,038
 #   Wisdom Holdings Group...............................  3,767,000  1,969,745
     World Wide Touch Technology Holdings, Ltd...........  1,084,000    156,621
     Wumart Stores, Inc. Class H.........................  2,513,000  1,553,176
 #   Wuzhou International Holdings, Ltd..................  7,378,000  1,284,867
 #   Xiamen International Port Co., Ltd. Class H.........  6,010,000  1,843,965
     Xiao Nan Guo Restaurants Holdings, Ltd..............    792,000     93,856
     Xinchen China Power Holdings, Ltd...................    341,000    106,415
     Xingda International Holdings, Ltd..................  5,577,000  1,359,440
     Xinhua Winshare Publishing and Media Co., Ltd.
       Class H...........................................    964,103    861,797
     Xinjiang Xinxin Mining Industry Co., Ltd. Class H...  4,511,598    604,609
     Xiwang Special Steel Co., Ltd.......................  3,409,000    421,710
     XTEP International Holdings, Ltd....................  3,849,000  1,673,907
     Yanchang Petroleum International, Ltd............... 26,870,000    803,559
     Yingde Gases Group Co., Ltd.........................  5,983,500  3,567,620
 #   Yip's Chemical Holdings, Ltd........................  1,734,000    898,862
     Youyuan International Holdings, Ltd.................  1,544,070    332,489
     Yuanda China Holdings, Ltd.......................... 12,566,000    769,411
     Yuexiu Property Co., Ltd............................ 47,444,284  9,356,456

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 CHINA -- (Continued)
 #   Yuexiu Transport Infrastructure, Ltd..............  3,850,018 $  2,536,754
 #   Yuzhou Properties Co., Ltd........................  6,069,120    1,346,025
 #   Zall Development Group, Ltd.......................  4,266,000    1,711,371
 #   Zhaojin Mining Industry Co., Ltd..................  5,505,000    2,563,301
     Zhengzhou Coal Mining Machinery Group Co., Ltd.
       Class H.........................................  1,008,200      506,883
 #   Zhong An Real Estate, Ltd.........................  6,952,400      762,741
 #   Zhongsheng Group Holdings, Ltd....................  3,328,500    2,011,269
     Zhuhai Holdings Investment Group, Ltd.............    642,000      111,635
                                                                   ------------
 TOTAL CHINA...........................................             730,857,778
                                                                   ------------
 COLOMBIA -- (0.1%)
     Bolsa de Valores de Colombia...................... 29,054,344      162,422
     Celsia SA ESP.....................................    718,686    1,045,588
     Cemex Latam Holdings SA...........................    453,657    1,991,050
     Constructora Conconcreto SA.......................    293,150      117,056
     Corp. Financiera Colombiana SA....................     29,206      383,329
     Empresa de Telecomunicaciones de Bogota...........  2,207,300      430,730
     Fabricato SA......................................    363,443        2,259
     Grupo Odinsa SA...................................     19,092       48,029
     Interconexion Electrica SA ESP....................    207,286      509,578
     Isagen SA ESP.....................................  1,439,700    1,464,695
     Mineros SA........................................    102,961       64,440
                                                                   ------------
 TOTAL COLOMBIA........................................               6,219,176
                                                                   ------------
 GREECE -- (0.4%)
     Aegean Airlines SA................................    246,576    1,600,699
     Astir Palace Vouliagmeni SA.......................     38,033       89,600
     Athens Water Supply & Sewage Co. SA (The).........    138,786      823,199
     Attica Bank SA....................................  1,077,474       72,808
     Bank of Greece....................................    142,930    1,472,504
     Ellaktor SA.......................................    909,399    1,665,003
     Elval - Hellenic Aluminium Industry SA............     61,004       95,840
     Fourlis Holdings SA...............................    283,268      810,134
     Frigoglass SAIC...................................    167,513      361,089
     GEK Terna Holding Real Estate Construction SA.....    475,188      826,425
     Hellenic Exchanges - Athens Stock Exchange SA.....    536,300    2,495,759
     Iaso SA...........................................    234,070      173,302
     Intracom Holdings SA..............................    686,768      293,384
     Intralot SA-Integrated Lottery Systems &
       Services........................................    865,039    1,577,097
     Lamda Development SA..............................     92,510      385,571
     Marfin Investment Group Holdings SA...............  6,320,159      825,632
     Metka SA..........................................    188,510    1,499,092
     Motor Oil Hellas Corinth Refineries SA............    276,428    2,510,232
     Mytilineos Holdings SA............................    427,975    2,519,474
     Piraeus Port Authority SA.........................     42,172      574,454
     Sarantis SA.......................................     96,712      805,102

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 GREECE -- (Continued)
     Terna Energy SA.....................................   257,713 $   783,170
                                                                    -----------
 TOTAL GREECE............................................            22,259,570
                                                                    -----------
 HUNGARY -- (0.0%)
 #   FHB Mortgage Bank P.L.C.............................    27,009      74,295
                                                                    -----------
 INDIA -- (13.4%)
     3M India, Ltd.......................................     5,470     741,328
     Aarti Industries....................................   191,298   1,242,149
     Aban Offshore, Ltd..................................   181,463     842,319
     ABG Shipyard, Ltd...................................   229,253     642,346
     Adani Power, Ltd.................................... 5,408,784   2,309,629
     Advanta, Ltd........................................   197,455   1,592,046
     Aegis Logistics, Ltd................................   117,137   1,603,100
     Agro Tech Foods, Ltd................................    62,964     615,117
     AIA Engineering, Ltd................................   229,359   3,550,547
     Ajanta Pharma, Ltd..................................   312,626   7,652,078
     Akzo Nobel India, Ltd...............................    67,372   1,431,125
     Alembic Pharmaceuticals, Ltd........................   571,962   6,384,683
     Alembic, Ltd........................................   624,014     480,823
     Allahabad Bank...................................... 1,986,940   2,841,310
     Allcargo Logistics, Ltd.............................   170,945     801,650
     Alok Industries, Ltd................................ 6,468,731     654,200
     Alstom India, Ltd...................................   206,198   2,634,484
     Alstom T&D India, Ltd...............................   134,943   1,182,903
     Amara Raja Batteries, Ltd...........................   596,481   8,187,280
     Amtek Auto, Ltd.....................................   909,285   2,386,896
     Anant Raj, Ltd...................................... 1,147,745     736,937
     Andhra Bank......................................... 2,143,036   2,472,692
     Apar Industries, Ltd................................    93,549     622,218
     Apollo Hospitals Enterprise, Ltd....................    65,541   1,394,494
     Apollo Tyres, Ltd................................... 1,991,620   6,283,160
 *   Arvind Infrastructure, Ltd..........................   181,595          --
     Arvind, Ltd......................................... 1,815,952   8,979,781
     Asahi India Glass, Ltd..............................   409,958   1,091,618
     Ashok Leyland, Ltd.................................. 8,562,959  11,284,477
     Astral Polytechnik, Ltd.............................     4,875      28,382
     Atul, Ltd...........................................    80,668   1,600,569
     Aurobindo Pharma, Ltd...............................   306,682   3,619,591
     Automotive Axles, Ltd...............................    11,656     135,395
     Bajaj Corp., Ltd....................................   382,136   2,719,519
     Bajaj Electricals, Ltd..............................   252,837   1,018,690
     Bajaj Finance, Ltd..................................    36,778   3,139,875
     Bajaj Finserv, Ltd..................................    66,761   1,921,321
     Bajaj Hindusthan Sugar, Ltd......................... 1,721,602     395,969
     Bajaj Holdings & Investment, Ltd....................   117,527   2,680,823
     Balkrishna Industries, Ltd..........................   243,487   2,577,975
     Ballarpur Industries, Ltd........................... 1,878,459     442,398
     Balmer Lawrie & Co., Ltd............................   115,334   1,138,675
     Balrampur Chini Mills, Ltd.......................... 1,505,731   1,188,792

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 INDIA -- (Continued)
     Bank of India........................................ 1,521,136 $3,884,597
     Bank Of Maharashtra.................................. 1,124,781    673,940
     Bannari Amman Sugars, Ltd............................    15,663    189,940
     BASF India, Ltd......................................    86,074  1,593,003
     Bata India, Ltd......................................   145,561  2,711,279
     BEML, Ltd............................................   269,474  6,375,949
     Berger Paints India, Ltd............................. 2,012,622  6,817,710
     BGR Energy Systems, Ltd..............................   161,858    306,557
     Bhushan Steel, Ltd...................................   148,409    136,379
     Biocon, Ltd..........................................   628,582  4,478,622
     Birla Corp., Ltd.....................................   160,261  1,109,416
     Blue Dart Express, Ltd...............................    33,361  3,641,576
     Blue Star, Ltd.......................................   254,990  1,499,973
     Bombay Dyeing & Manufacturing Co., Ltd............... 1,482,771  2,018,733
     Brigade Enterprises, Ltd.............................   175,658    393,584
     Britannia Industries, Ltd............................    51,563  2,536,666
     Canara Bank..........................................     9,755     41,908
     Carborundum Universal, Ltd...........................   329,688    943,236
     Castex Technologies, Ltd.............................   557,631  1,540,485
     CCL Products India, Ltd..............................   498,215  1,885,638
     Ceat, Ltd............................................   207,428  2,964,899
     Central Bank Of India................................   353,964    582,114
     Century Plyboards India, Ltd.........................   515,785  1,681,378
     Century Textiles & Industries, Ltd...................   839,501  9,209,865
     CESC, Ltd............................................   589,707  5,188,015
     Chambal Fertilizers and Chemicals, Ltd............... 1,562,364  1,472,202
     Chennai Petroleum Corp., Ltd.........................   544,866  1,626,473
     Cholamandalam Investment and Finance Co., Ltd........    74,554    799,016
     City Union Bank, Ltd................................. 1,637,919  2,584,548
     Clariant Chemicals India, Ltd........................    75,223    961,239
     Claris Lifesciences, Ltd.............................    82,834    325,029
     CMC, Ltd.............................................    65,297  1,974,410
     Coromandel International, Ltd........................   546,870  2,062,178
     Corp. Bank........................................... 1,302,641  1,036,599
     Cox & Kings, Ltd.....................................   693,708  3,157,275
     Credit Analysis & Research, Ltd......................     1,552     34,332
     CRISIL, Ltd..........................................    60,465  1,922,909
     Crompton Greaves, Ltd................................ 3,321,025  9,548,684
     Cyient, Ltd..........................................   358,058  3,037,433
     Dalmia Bharat, Ltd...................................   105,109  1,164,291
     DB Corp., Ltd........................................    43,770    224,185
     DB Realty, Ltd....................................... 1,061,642  1,020,675
     DCB Bank, Ltd........................................ 2,095,745  4,302,080
     DCM Shriram, Ltd.....................................   260,162    503,222
     Deepak Fertilisers & Petrochemicals Corp., Ltd.......   288,668    635,584
     Delta Corp., Ltd..................................... 1,116,427  1,316,856
     DEN Networks, Ltd....................................   427,336  1,079,233
     Dena Bank............................................ 1,576,287  1,112,827
     Dewan Housing Finance Corp., Ltd.....................    27,941    209,793
     Dhanuka Agritech, Ltd................................     2,452     23,238
     Dish TV India, Ltd................................... 4,089,775  7,384,899
     Dishman Pharmaceuticals & Chemicals, Ltd.............   431,572  1,404,347
     Dynamatic Technologies, Ltd..........................     6,426    304,156

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
  INDIA -- (Continued)
        eClerx Services, Ltd............................     96,716 $ 2,235,344
        Edelweiss Financial Services, Ltd...............  2,117,863   2,160,127
        EID Parry India, Ltd............................    554,496   1,284,122
        EIH, Ltd........................................    970,175   1,702,473
        Electrosteel Castings, Ltd......................    711,611     236,697
        Elgi Equipments, Ltd............................    238,521     536,216
        Emami, Ltd......................................    101,259   2,060,444
        Engineers India, Ltd............................    767,434   2,899,293
        Entertainment Network India, Ltd................     63,018     697,353
        Eros International Media, Ltd...................    285,043   2,590,816
        Escorts, Ltd....................................    643,674   1,410,498
        Ess Dee Aluminium, Ltd..........................    100,468     576,280
        Essar Oil, Ltd..................................  2,063,648   6,210,430
        Essar Ports, Ltd................................    514,193     837,315
        Essel Propack, Ltd..............................    488,306   1,171,765
        Eveready Industries India, Ltd..................    208,926   1,074,913
        Exide Industries, Ltd...........................  2,347,734   5,341,597
        FAG Bearings India, Ltd.........................     32,809   2,453,555
        FDC, Ltd........................................    458,029   1,184,850
        Federal Bank, Ltd............................... 10,468,550  11,011,356
        Federal-Mogul Goetze India, Ltd.................     72,593     436,390
        Financial Technologies India, Ltd...............    124,447     288,560
        Finolex Cables, Ltd.............................    771,546   3,066,255
        Finolex Industries, Ltd.........................    425,523   1,830,639
        Firstsource Solutions, Ltd......................  2,055,196   1,100,219
        Fortis Healthcare, Ltd..........................  1,215,892   3,613,659
        Future Consumer Enterprise, Ltd.................  5,075,479   1,324,955
        Future Retail, Ltd..............................    928,426   1,778,464
        Gabriel India, Ltd..............................    529,591     719,011
        Gammon Infrastructure Projects, Ltd.............    491,684      89,407
        Gateway Distriparks, Ltd........................    606,193   3,511,300
        Gati, Ltd.......................................    220,146     616,355
        GHCL, Ltd.......................................     66,113      93,553
        Gillette India, Ltd.............................     14,470   1,166,356
        Global Offshore Services, Ltd...................     75,764     724,678
        GMR Infrastructure, Ltd......................... 15,201,104   3,338,347
        Godfrey Phillips India, Ltd.....................     33,429     295,921
        Godrej Industries, Ltd..........................    291,266   1,775,189
        Godrej Properties, Ltd..........................    574,906   2,403,050
        Graphite India, Ltd.............................    397,865     494,958
        Great Eastern Shipping Co., Ltd. (The)..........    535,142   2,901,420
        Greaves Cotton, Ltd.............................    692,999   1,610,151
        Grindwell Norton, Ltd...........................     20,536     246,606
        Gruh Finance, Ltd...............................    222,390     849,924
        Gujarat Alkalies & Chemicals, Ltd...............    209,464     549,955
        Gujarat Fluorochemicals, Ltd....................    219,564   2,425,465
        Gujarat Gas, Ltd................................    319,983   3,710,450
        Gujarat Industries Power Co., Ltd...............     98,741     126,702
        Gujarat Mineral Development Corp., Ltd..........    803,287   1,143,079
        Gujarat Narmada Valley Fertilizers & Chemicals,
          Ltd...........................................    350,398     352,264
        Gujarat Pipavav Port, Ltd.......................  1,009,397   3,702,955
        Gujarat State Fertilisers & Chemicals, Ltd......    969,096   1,105,986
        Gujarat State Petronet, Ltd.....................  1,614,357   3,253,958

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
   INDIA -- (Continued)
         Gulf Oil Corp., Ltd.............................     76,450 $  195,921
         Gulf Oil Lubricants India, Ltd..................     76,450    580,476
         GVK Power & Infrastructure, Ltd.................  7,291,368  1,033,551
         Hathway Cable & Datacom, Ltd....................  1,902,964  1,482,758
         Havells India, Ltd..............................  2,134,174  9,267,910
         HCL Infosystems, Ltd............................    626,484    444,126
         HEG, Ltd........................................     94,448    276,394
         HeidelbergCement India, Ltd.....................    822,776    935,329
         Hexa Tradex, Ltd................................     73,518     25,977
         Hexaware Technologies, Ltd......................  1,734,722  7,747,326
         Hikal, Ltd......................................     77,780    156,654
         Himachal Futuristic Communications, Ltd.........  5,405,012  1,114,419
         Hinduja Global Solutions, Ltd...................     30,903    239,798
         Hinduja Ventures, Ltd...........................     36,075    250,227
         Hindustan Construction Co., Ltd.................  1,572,759    544,756
         Hitachi Home & Life Solutions India, Ltd........     64,496  1,493,450
         Honeywell Automation India, Ltd.................     13,295  1,799,370
         Hotel Leela Venture, Ltd........................    540,246    181,531
         Housing Development & Infrastructure, Ltd.......  4,586,157  6,137,088
         HSIL, Ltd.......................................    269,118  1,258,111
         HT Media, Ltd...................................    539,420    740,259
         Huhtamaki PPL, Ltd..............................    117,975    556,672
         ICRA, Ltd.......................................      1,761    117,652
         IDBI Bank, Ltd..................................  5,021,577  5,135,204
         IFB Industries, Ltd.............................     20,210    148,632
         IIFL Holdings, Ltd..............................  1,387,160  4,243,389
         IL&FS Transportation Networks, Ltd..............    605,289  1,399,909
         India Cements, Ltd. (The).......................  2,463,442  3,556,168
         Indian Bank.....................................    708,201  1,461,434
         Indian Hotels Co., Ltd..........................  2,876,440  4,223,817
         Indian Overseas Bank............................  1,962,918  1,162,003
         Indoco Remedies, Ltd............................    294,727  1,568,304
         Indraprastha Gas, Ltd...........................    468,548  3,543,685
         Info Edge India, Ltd............................    158,914  2,068,296
         Ingersoll-Rand India, Ltd.......................     92,496  1,385,327
         Inox Leisure, Ltd...............................    351,477  1,281,439
         Intellect Design Arena, Ltd.....................    628,348  1,366,438
         International Paper APPM, Ltd...................     57,705    283,189
         Ipca Laboratories, Ltd..........................    370,908  3,913,366
         IRB Infrastructure Developers, Ltd..............  1,580,511  6,044,109
         ITD Cementation India, Ltd......................     13,533    151,416
         J Kumar Infraprojects, Ltd......................      5,195     59,899
         Jagran Prakashan, Ltd...........................    778,964  1,618,352
         Jai Corp., Ltd..................................    104,735     97,965
         Jain Irrigation Systems, Ltd....................  3,094,070  3,588,987
         Jaiprakash Associates, Ltd...................... 12,131,929  1,824,033
         Jaiprakash Power Ventures, Ltd..................  6,325,569    621,359
         Jammu & Kashmir Bank, Ltd. (The)................  2,088,571  3,411,558
         Jaypee Infratech, Ltd...........................  3,746,133    799,124
         JB Chemicals & Pharmaceuticals, Ltd.............    253,609  1,122,582
         JBF Industries, Ltd.............................    188,870    882,598
         Jindal Poly Films, Ltd..........................    104,923    506,575
         Jindal Saw, Ltd.................................  1,547,608  1,838,673

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
  INDIA -- (Continued)
        Jindal South West Holdings, Ltd...................    21,339 $  288,521
        Jindal Stainless, Ltd.............................   202,416    131,012
        Jindal Steel & Power, Ltd......................... 3,052,619  3,739,874
        JK Cement, Ltd....................................   193,891  2,043,047
        JK Lakshmi Cement, Ltd............................   482,460  2,533,026
        JK Tyre & Industries, Ltd.........................   971,072  1,735,244
        JM Financial, Ltd................................. 2,073,645  1,684,409
        JSW Energy, Ltd................................... 2,082,694  2,729,638
        Jubilant Foodworks, Ltd...........................   309,849  8,861,979
        Jubilant Life Sciences, Ltd.......................   544,358  2,227,451
        Just Dial, Ltd....................................   144,759  2,449,047
        Jyothy Laboratories, Ltd..........................   415,956  1,967,279
        Kajaria Ceramics, Ltd.............................   311,370  3,609,705
        Kakinada Fertilizers, Ltd.........................   632,948     20,750
        Kalpataru Power Transmission, Ltd.................   475,211  2,014,204
        Kansai Nerolac Paints, Ltd........................   354,626  1,412,077
        Karnataka Bank, Ltd. (The)........................ 1,655,861  3,616,926
        Karur Vysya Bank, Ltd. (The)......................   451,224  3,353,324
        Kaveri Seed Co., Ltd..............................   202,438  2,348,085
        KAYA, Ltd.........................................     6,469    156,086
        KEC International, Ltd............................   776,288  1,760,114
        Kesoram Industries, Ltd...........................   491,598    738,733
        Kewal Kiran Clothing, Ltd.........................     1,598     55,405
        Kirloskar Brothers, Ltd...........................       817      2,776
        Kirloskar Oil Engines, Ltd........................   237,212  1,201,496
        Kolte-Patil Developers, Ltd.......................   193,641    580,637
        Kotak Mahindra Bank, Ltd..........................    30,633    332,351
        KPIT Technologies, Ltd............................ 1,019,605  1,768,846
        KRBL, Ltd.........................................   472,029  1,379,720
        KSB Pumps, Ltd....................................    51,306    497,910
        KSK Energy Ventures, Ltd..........................   203,720    133,287
        Lakshmi Machine Works, Ltd........................    27,921  1,562,922
        Lakshmi Vilas Bank, Ltd. (The)....................   877,422  1,216,254
        Lanco Infratech, Ltd.............................. 6,716,064    392,222
        Mahanagar Telephone Nigam, Ltd.................... 1,095,049    323,290
        Maharashtra Seamless, Ltd.........................   210,955    609,794
        Mahindra & Mahindra Financial Services, Ltd.......   214,465    863,017
        Mahindra CIE Automotive, Ltd......................    73,042    296,773
        Mahindra Holidays & Resorts India, Ltd............   226,940  1,019,965
        Mahindra Lifespace Developers, Ltd................   115,825    805,202
        Mandhana Industries, Ltd..........................    35,435    144,285
        Mangalore Refinery & Petrochemicals, Ltd.......... 1,776,908  2,005,466
        MAX India, Ltd....................................   931,335  7,919,107
        Mayur Uniquoters, Ltd.............................     3,754     23,824
        McLeod Russel India, Ltd..........................   494,570  1,743,854
        Mercator, Ltd.....................................   218,843     74,437
        Merck, Ltd........................................    63,523    811,583
        Metalyst Forgings, Ltd............................    27,962     53,617
        MindTree, Ltd.....................................   347,160  6,951,998
        Minefields Computers, Ltd.........................    47,137    211,762
        MOIL, Ltd.........................................   158,280    574,732
        Monsanto India, Ltd...............................    53,778  2,731,985
        Motherson Sumi Systems, Ltd.(6743990).............   184,089    995,825

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
  INDIA -- (Continued)
        Motherson Sumi Systems, Ltd.()....................    92,044 $  498,779
        Motilal Oswal Financial Services, Ltd.............    47,774    265,051
        Mphasis, Ltd......................................   473,698  3,113,320
        MPS, Ltd..........................................    22,289    281,708
        MRF, Ltd..........................................     9,763  6,226,118
        Natco Pharma, Ltd.................................   123,350  4,459,362
        National Aluminium Co., Ltd....................... 1,409,737    778,893
        Nava Bharat Ventures, Ltd.........................    13,117     34,394
        Navneet Education, Ltd............................   659,686  1,046,430
        NCC, Ltd.......................................... 5,397,767  6,908,870
        NESCO, Ltd........................................    40,456    953,970
        NIIT Technologies, Ltd............................   316,328  2,380,852
        NIIT, Ltd.........................................   167,888    213,558
        Nirvikara Paper Mills, Ltd........................    25,924     30,404
        Nitin Fire Protection Industries, Ltd.............   824,985    404,374
        Noida Toll Bridge Co., Ltd........................    24,573      9,495
        Oberoi Realty, Ltd................................   434,903  1,778,377
        OCL India, Ltd....................................    67,894    553,938
        OMAXE, Ltd........................................   650,924  1,364,964
        Orient Cement, Ltd................................   351,095  1,014,027
        Oriental Bank of Commerce......................... 1,139,579  3,029,804
        Orissa Minerals Development Co., Ltd..............     6,645    272,517
        Page Industries, Ltd..............................    28,392  6,101,876
        Parsvnath Developers, Ltd.........................   652,167    194,336
        PC Jeweller, Ltd..................................   443,730  3,175,204
        Peninsula Land, Ltd...............................   559,353    224,269
        Persistent Systems, Ltd...........................   226,889  2,352,293
        Petronet LNG, Ltd................................. 1,512,991  4,541,947
        Pfizer, Ltd.......................................    89,525  3,069,727
        Phoenix Mills, Ltd. (The).........................   282,803  1,623,951
        PI Industries, Ltd................................   400,276  4,095,560
        Pidilite Industries, Ltd..........................    35,725    310,497
        Pipavav Defence & Offshore Engineering Co., Ltd... 1,532,809  1,436,117
        Piramal Enterprises, Ltd..........................   232,114  3,315,563
        Plethico Pharmaceuticals, Ltd.....................    27,529     14,197
        Polaris Consulting & Services Ltd.................   635,637  1,892,157
        Praj Industries, Ltd..............................   655,921  1,121,927
        Prakash Industries, Ltd...........................   115,847     50,221
        Prestige Estates Projects, Ltd....................   620,571  2,131,186
        Prism Cement, Ltd.................................   645,641  1,077,455
        PTC India Financial Services, Ltd................. 2,001,598  1,330,068
        PTC India, Ltd.................................... 2,706,986  2,909,386
        Punj Lloyd, Ltd................................... 1,344,331    563,778
        Punjab & Sind Bank................................   445,662    299,436
        Puravankara Projects, Ltd.........................   379,585    408,494
        PVR, Ltd..........................................     4,228     55,612
        Radico Khaitan, Ltd...............................   571,210    838,274
        Rain Industries, Ltd.............................. 1,027,104    680,085
        Rajesh Exports, Ltd...............................   106,849    875,617
        Rallis India, Ltd.................................   709,407  2,404,982
        Ramco Cements, Ltd. (The).........................   565,925  3,147,851
        Ramco Systems, Ltd................................     8,484    127,099
        Ratnamani Metals & Tubes, Ltd.....................    48,512    428,379

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
  INDIA -- (Continued)
        Raymond, Ltd......................................   335,487 $2,474,101
        Redington India, Ltd.............................. 1,539,884  2,832,479
        REI Agro, Ltd..................................... 2,301,465     17,985
        Relaxo Footwears, Ltd.............................    61,193    533,262
        Reliance Communications, Ltd...................... 2,665,243  2,923,155
        Reliance Infrastructure, Ltd......................   935,969  6,023,648
        Reliance Power, Ltd............................... 3,705,698  2,455,306
        Repco Home Finance, Ltd...........................     7,394     79,140
        Rolta India, Ltd..................................   839,332  1,488,446
        Ruchi Soya Industries, Ltd........................ 1,062,915    609,990
        Sadbhav Engineering, Ltd..........................   314,907  1,569,768
        Sanghvi Movers, Ltd...............................     9,303     53,666
        Sanofi India, Ltd.................................    32,717  2,187,949
        Schneider Electric Infrastructure, Ltd............    40,849    126,861
        Shasun Pharmaceuticals, Ltd.......................   147,908    893,368
        Shipping Corp. of India, Ltd...................... 1,334,440  1,347,570
        Shoppers Stop, Ltd................................    16,586    105,094
        Shree Renuka Sugars, Ltd.......................... 3,891,230    534,058
        Shyam Century Ferrous.............................   137,796     10,101
        Simplex Infrastructures, Ltd......................   101,949    589,644
        Sintex Industries, Ltd............................ 3,128,660  5,649,740
        SITI Cable Network, Ltd........................... 1,077,037    596,508
        SJVN, Ltd......................................... 2,558,418  1,015,863
        SKF India, Ltd....................................   129,081  2,601,246
        SML ISUZU, Ltd....................................    50,670  1,027,607
        Sobha, Ltd........................................   489,621  2,674,665
        Solar Industries India, Ltd.......................    25,572  1,557,157
        Sona Koyo Steering Systems, Ltd...................   301,545    339,815
        Sonata Software, Ltd..............................   351,326    850,702
        South Indian Bank, Ltd. (The)..................... 5,158,360  1,836,615
        SREI Infrastructure Finance, Ltd..................   223,216    130,582
        SRF, Ltd..........................................   200,626  4,312,550
        Star Ferro and Cement, Ltd........................   137,796    342,010
        State Bank of Bikaner & Jaipur....................   140,255  1,166,282
        State Bank of Travancore..........................   100,368    665,983
        Sterlite Technologies, Ltd........................ 1,248,130  1,978,012
        Strides Arcolab, Ltd..............................   338,221  6,695,643
        Styrolution ABS India, Ltd........................    23,441    269,915
        Sun Pharma Advanced Research Co., Ltd.............   628,986  4,003,071
        Sun TV Network, Ltd...............................   404,392  2,120,257
        Sundaram Finance, Ltd.............................    29,582    735,366
        Sundaram-Clayton, Ltd.............................     3,890    116,385
        Sundram Fasteners, Ltd............................   578,128  1,595,897
        Suprajit Engineering, Ltd.........................     5,923     13,204
        Supreme Industries, Ltd...........................   288,382  2,801,909
        Supreme Petrochem, Ltd............................   103,075    187,906
        Surana Industries, Ltd............................     8,457      2,602
        Swaraj Engines, Ltd...............................    17,507    250,649
        Syndicate Bank.................................... 2,277,512  3,366,886
        TAKE Solutions, Ltd...............................   225,127    515,318
        Tamil Nadu Newsprint & Papers, Ltd................   115,331    359,080
        Tata Chemicals, Ltd...............................   421,074  3,216,018
        Tata Communications, Ltd..........................   860,409  6,030,451

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
  INDIA -- (Continued)
        Tata Elxsi, Ltd................................    255,993 $  6,796,691
        Tata Global Beverages, Ltd.....................  3,417,099    7,453,454
        Tata Sponge Iron, Ltd..........................     77,951      622,423
        Tata Teleservices Maharashtra, Ltd.............  4,512,759      527,230
        Techno Electric & Engineering Co., Ltd.........    118,945      975,039
        Texmaco Rail & Engineering, Ltd................    275,783      539,083
        Thermax, Ltd...................................    295,530    4,802,476
        Time Technoplast, Ltd..........................    603,257      619,960
        Timken India, Ltd..............................    184,010    1,730,040
        Titagarh Wagons, Ltd...........................    640,715    1,162,914
        Torrent Pharmaceuticals, Ltd...................    365,996    8,194,937
        Torrent Power, Ltd.............................    948,972    2,167,470
        Transport Corp. of India, Ltd..................    241,387      998,237
        Tree House Education and Accessories, Ltd......    159,918    1,014,682
        Trent, Ltd.....................................     44,342      842,932
        Triveni Turbine, Ltd...........................    483,361      938,708
        TTK Prestige, Ltd..............................     37,820    2,341,741
        Tube Investments of India, Ltd.................    517,575    3,194,965
        TV18 Broadcast, Ltd............................  4,399,423    2,546,687
        TVS Motor Co., Ltd.............................  2,038,480    7,552,405
        UCO Bank.......................................  1,890,843    1,549,436
        Uflex, Ltd.....................................    219,961      545,056
        Unichem Laboratories, Ltd......................    307,193    1,214,577
        Union Bank of India............................  2,561,512    7,006,061
        Unitech, Ltd................................... 23,848,454    2,803,294
        UPL, Ltd.......................................  1,183,094    9,861,774
        Usha Martin, Ltd...............................    600,925      167,781
        Uttam Galva Steels, Ltd........................     59,647       32,079
        V-Guard Industries, Ltd........................     96,893    1,439,177
        VA Tech Wabag, Ltd.............................    266,467    3,180,541
        Vaibhav Global, Ltd............................      3,689       22,856
        Vakrangee, Ltd.................................    874,972    2,261,478
        Vardhman Textiles, Ltd.........................    157,013    1,956,783
        Vesuvius India, Ltd............................      1,802       21,524
        Videocon Industries, Ltd.......................    899,695    2,164,685
        Vijaya Bank....................................  1,955,266    1,245,507
        Vinati Organics, Ltd...........................      2,916       25,307
        VIP Industries, Ltd............................  1,065,937    1,597,596
        Voltas, Ltd....................................  1,629,272    8,076,901
        VST Industries, Ltd............................     25,181      686,183
        WABCO India, Ltd...............................     21,249    1,997,862
        Welspun Corp., Ltd.............................    791,611    1,809,254
        Welspun Enterprises, Ltd.......................    423,792      410,970
        Welspun India, Ltd.............................    198,530    2,769,116
        Wockhardt, Ltd.................................    216,153    5,297,847
        Zensar Technologies, Ltd.......................    120,339    1,785,880
        Zuari Agro Chemicals, Ltd......................     42,970      129,658
        Zydus Wellness, Ltd............................    110,295    1,531,614
                                                                   ------------
  TOTAL INDIA..........................................             786,707,727
                                                                   ------------
  INDONESIA -- (2.6%)
        Ace Hardware Indonesia Tbk PT.................. 39,893,500    1,885,621
        Adhi Karya Persero Tbk PT...................... 20,687,900    3,513,775

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
   INDONESIA -- (Continued)
         Agung Podomoro Land Tbk PT.....................  81,145,200 $2,217,632
         Alam Sutera Realty Tbk PT...................... 144,644,900  5,391,060
         Aneka Tambang Persero Tbk PT...................  35,985,000  1,261,202
         Arwana Citramulia Tbk PT.......................  27,047,300  1,118,964
         Asahimas Flat Glass Tbk PT.....................     983,000    513,868
         Astra Graphia Tbk PT...........................   2,211,000    325,150
         Bakrie and Brothers Tbk PT..................... 193,236,000    142,847
         Bakrie Sumatera Plantations Tbk PT.............  58,428,800    215,963
         Bakrie Telecom Tbk PT..........................  80,514,398    297,595
         Bakrieland Development Tbk PT.................. 157,327,650    581,510
         Bank Bukopin Tbk PT............................  34,381,466  1,587,596
         Bank Pan Indonesia Tbk PT......................  14,595,200  1,147,649
         Bank Pembangunan Daerah Jawa Barat Dan Banten
           Tbk PT.......................................  35,452,200  2,110,523
         Bank Tabungan Negara Persero Tbk PT............  72,766,049  6,289,744
         Barito Pacific Tbk PT..........................  11,044,500    180,961
         Bekasi Fajar Industrial Estate Tbk PT..........   1,801,200     51,228
         Benakat Integra Tbk PT......................... 161,498,600  1,193,005
         Berau Coal Energy Tbk PT.......................  40,089,600    243,012
   *     Berlian Laju Tanker Tbk PT.....................  35,106,366         --
         BISI International Tbk PT......................  14,647,700  1,491,905
         Budi Starch & Sweetener Tbk PT.................   5,947,000     37,382
         Bumi Resources Minerals Tbk PT.................  19,033,900     71,790
         Bumi Resources Tbk PT.......................... 138,879,800    513,059
         Central Proteina Prima Tbk PT..................   6,944,300     25,632
         Ciputra Development Tbk PT.....................  46,388,380  3,597,431
         Ciputra Property Tbk PT........................  31,342,400  1,226,754
         Ciputra Surya Tbk PT...........................   7,800,000  1,557,207
         Citra Marga Nusaphala Persada Tbk PT...........  15,488,875  2,289,608
         Clipan Finance Indonesia Tbk PT................   1,482,000     36,876
         Darma Henwa Tbk PT.............................  57,413,100    212,209
   *     Davomas Abadi Tbk PT...........................  11,631,700         --
         Delta Dunia Makmur Tbk PT......................  44,875,700    228,236
         Dharma Satya Nusantara Tbk PT..................     289,400     68,479
         Eagle High Plantations Tbk PT..................  82,638,000  2,378,734
         Elnusa Tbk PT..................................  44,857,200  1,278,297
         Energi Mega Persada Tbk PT..................... 314,211,800  1,298,973
         Erajaya Swasembada Tbk PT......................  19,637,500    761,073
         Ever Shine Textile Tbk PT......................   3,654,640     49,980
         Exploitasi Energi Indonesia Tbk PT.............  38,709,100    151,987
         Express Transindo Utama Tbk PT.................  11,153,000    765,742
         Fajar Surya Wisesa Tbk PT......................     672,500     74,058
         Gajah Tunggal Tbk PT...........................  21,853,200  1,211,239
         Garuda Indonesia Persero Tbk PT................  36,938,649  1,192,471
         Global Mediacom Tbk PT.........................   7,243,200    665,839
         Golden Eagle Energy Tbk PT.....................   8,239,750  1,023,275
         Hanson International Tbk PT....................  73,166,900  3,865,352
         Harum Energy Tbk PT............................   7,947,000    584,673
         Hexindo Adiperkasa Tbk PT......................   1,395,400    238,755
         Holcim Indonesia Tbk PT........................   5,322,900    558,663
         Indah Kiat Pulp & Paper Corp. Tbk PT...........  20,906,200  1,482,294
         Indika Energy Tbk PT...........................  17,231,000    369,463
         Indo Tambangraya Megah Tbk PT..................     762,600    546,779
         Indo-Rama Synthetics Tbk PT....................     440,400     24,760

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
   INDONESIA -- (Continued)
         Indomobil Sukses Internasional Tbk PT..........      33,000 $    9,275
         Indosat Tbk PT.................................      43,400     13,794
         Inovisi Infracom Tbk PT........................   1,806,467     11,718
         Intiland Development Tbk PT....................  76,438,432  3,189,269
         Japfa Comfeed Indonesia Tbk PT.................  39,099,400  1,270,673
         Jaya Real Property Tbk PT......................   9,837,500    705,059
         Kawasan Industri Jababeka Tbk PT............... 169,792,179  3,235,516
         Krakatau Steel Persero Tbk PT..................  14,065,600    336,858
         Lippo Cikarang Tbk PT..........................   4,260,300  2,612,923
         Malindo Feedmill Tbk PT........................   8,169,600    817,260
         Matahari Putra Prima Tbk PT....................   5,544,028  1,187,915
         Mayora Indah Tbk PT............................   2,885,750  5,926,074
         Medco Energi Internasional Tbk PT..............  13,524,900  2,568,648
         Mitra Adiperkasa Tbk PT........................   9,162,200  3,147,167
         Mitra Pinasthika Mustika Tbk PT................   4,326,800    216,278
         MNC Investama Tbk PT........................... 182,915,400  3,865,552
         MNC Sky Vision Tbk PT..........................   1,540,200    159,533
         Modern Internasional Tbk PT....................   4,017,800    110,273
         Modernland Realty Tbk PT.......................  81,563,800  2,982,656
         Multipolar Tbk PT..............................  70,269,400  3,035,517
         Multistrada Arah Sarana Tbk PT.................   6,875,500    138,136
         Nippon Indosari Corpindo Tbk PT................  17,674,800  1,541,714
         Nusantara Infrastructure Tbk PT................ 106,196,600  1,381,068
         Pabrik Kertas Tjiwi Kimia Tbk PT...............   1,844,300     89,859
         Pan Brothers Tbk PT............................  33,647,300  1,641,443
         Panasia Indo Resources Tbk PT..................      59,000      2,290
         Panin Financial Tbk PT......................... 171,330,100  3,455,049
         Panin Sekuritas Tbk PT.........................      31,500     10,179
         Paninvest Tbk PT...............................   8,124,500    411,346
         Pembangunan Perumahan Persero Tbk PT...........  16,076,700  4,632,736
         Perusahaan Perkebunan London Sumatra Indonesia
           Tbk PT.......................................  44,317,400  4,432,630
         Petrosea Tbk PT................................   2,563,500     72,846
         Polaris Investama Tbk PT.......................   1,028,100    119,287
   *     PT Texmaco Jaya Tbk............................      93,000         --
         Ramayana Lestari Sentosa Tbk PT................  36,670,400  1,894,572
         Resource Alam Indonesia Tbk PT.................   2,489,000    143,694
         Salim Ivomas Pratama Tbk PT....................  35,267,000  1,393,683
         Samindo Resources Tbk PT.......................     475,750     17,769
         Sampoerna Agro PT..............................   5,672,100    698,417
         Samudera Indonesia Tbk PT......................      66,500     33,512
         Sawit Sumbermas Sarana Tbk PT..................  18,055,800  2,621,830
         Selamat Sempurna Tbk PT........................   5,514,200  1,935,496
         Semen Baturaja Persero Tbk PT..................  23,910,100    531,848
         Sentul City Tbk PT............................. 293,175,200  1,884,398
         Sigmagold Inti Perkasa Tbk PT..................  12,930,500    419,550
         Sinar Mas Agro Resources & Technology Tbk PT...   1,037,460    346,613
         Sri Rejeki Isman Tbk PT........................  98,662,531  3,427,184
         Sugih Energy Tbk PT............................ 179,016,700  5,267,101
         Summarecon Agung Tbk PT........................  11,607,064  1,491,237
   *     Surabaya Agung Industri Pulp & Kertas Tbk PT...      64,500         --
   *     Surya Dumai Industri Tbk.......................   3,298,500         --
         Surya Semesta Internusa Tbk PT.................  39,215,600  2,288,575
   *     Suryainti Permata Tbk PT.......................   7,252,000         --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Tambang Batubara Bukit Asam Persero Tbk PT.........    184,500 $     81,779
    Tempo Scan Pacific Tbk PT..........................  1,225,200      177,987
    Tiga Pilar Sejahtera Food Tbk...................... 18,331,300    2,605,769
    Timah Persero Tbk PT............................... 33,646,414    1,506,192
    Tiphone Mobile Indonesia Tbk PT.................... 21,350,200    1,537,686
    Total Bangun Persada Tbk PT........................ 14,551,500      881,114
    Trada Maritime Tbk PT.............................. 12,248,113       45,267
    Trias Sentosa Tbk PT............................... 37,122,100      712,109
    Trimegah Securities Tbk PT.........................  8,067,900       33,389
    Truba Alam Manunggal Engineering PT................ 21,316,500        7,879
    Tunas Baru Lampung Tbk PT.......................... 15,826,700      584,183
    Tunas Ridean Tbk PT................................ 13,838,000      655,084
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......  3,667,600    1,050,402
    Unggul Indah Cahaya Tbk PT.........................     48,239        5,662
    Visi Media Asia Tbk PT............................. 49,433,100    1,662,668
    Waskita Karya Persero Tbk PT.......................  3,918,209      513,104
    Wijaya Karya Persero Tbk PT........................  5,172,300    1,013,698
    Wintermar Offshore Marine Tbk PT................... 10,172,157      191,992
                                                                   ------------
TOTAL INDONESIA........................................             151,139,864
                                                                   ------------
ISRAEL -- (0.0%)
*   Metis Capital, Ltd.................................        919           --
                                                                   ------------
MALAYSIA -- (4.2%)
    Adventa Bhd........................................      4,600        1,206
    Aeon Co. M Bhd.....................................  3,721,400    2,714,866
    Aeon Credit Service M Bhd..........................     56,500      203,837
#   Affin Holdings Bhd.................................    893,720      591,858
    Ahmad Zaki Resources Bhd...........................    761,300      131,257
#   AirAsia BHD........................................  8,238,300    2,929,606
#   AirAsia X Bhd......................................  3,511,800      188,057
#   Alam Maritim Resources Bhd.........................  4,746,300      618,492
    Allianz Malaysia Bhd...............................     59,200      175,103
    Amway Malaysia Holdings Bhd........................    399,300    1,101,249
    Ann Joo Resources Bhd..............................  1,141,450      274,184
*   Anson Perdana Bhd..................................     10,000           --
    APM Automotive Holdings Bhd........................    256,900      295,542
    Barakah Offshore Petroleum Bhd.....................    693,000      180,075
    Benalec Holdings Bhd...............................  6,269,700      974,698
    Berjaya Assets Bhd.................................    848,300      179,991
#   Berjaya Corp. Bhd.................................. 26,276,400    2,677,926
    Berjaya Land Bhd...................................  3,734,000      688,557
    Berjaya Sports Toto Bhd............................    410,700      357,578
    BIMB Holdings Bhd..................................    992,108    1,071,489
    Bina Darulaman Bhd.................................    616,900      132,146
    Bintulu Port Holdings Bhd..........................     25,900       46,075
    BLD Plantation Bhd.................................     21,400       45,854
#   Bonia Corp. Bhd....................................  1,926,400      486,028
    Boustead Holdings Bhd..............................    938,972      991,055
#   Boustead Plantations Bhd...........................    199,900       72,090

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Bursa Malaysia Bhd...................................  3,648,800 $7,707,551
    Cahya Mata Sarawak Bhd...............................  2,098,000  3,195,149
    Can-One Bhd..........................................    497,700    314,018
    Carlsberg Brewery Malaysia Bhd Class B...............  1,144,000  3,740,569
    Carotech Bhd.........................................    230,650        241
#   CB Industrial Product Holding Bhd....................  2,861,940  1,480,979
    CCM Duopharma Biotech Bhd............................     20,800     15,645
    Chin Teck Plantations Bhd............................     33,000     81,756
#   Coastal Contracts Bhd................................  2,397,166  1,546,882
    Crescendo Corp. Bhd..................................     64,200     38,293
    CSC Steel Holdings Bhd...............................    564,800    147,284
    Cypark Resources Bhd.................................  1,493,300    690,425
    D&O Green Technologies Bhd...........................    149,900     10,148
    Daibochi Plastic & Packaging Industry Bhd............     46,200     51,941
    Datasonic Group Bhd..................................    338,200    111,250
*   Datuk Keramik Holdings Bhd...........................     24,000         --
    Daya Materials Bhd................................... 17,509,000    527,239
    Dayang Enterprise Holdings Bhd.......................  2,769,996  1,546,518
    DKSH Holdings Malaysia Bhd...........................    160,600    199,093
#   DRB-Hicom Bhd........................................  8,349,700  3,100,115
    Dutch Lady Milk Industries Bhd.......................    141,300  1,729,322
#   Eastern & Oriental Bhd...............................  6,992,720  3,237,817
    ECM Libra Financial Group Bhd........................    367,466    131,713
    Ekovest BHD..........................................    125,600     33,832
    Engtex Group Bhd.....................................    515,150    168,486
    Evergreen Fibreboard Bhd.............................  3,755,200  1,927,989
    FAR East Holdings Bhd................................     61,500    133,091
*   Fountain View Development Bhd........................    808,200         --
    Gas Malaysia Bhd.....................................     85,400     55,726
    GD Express Carrier Bhd...............................     39,100     14,073
    Global Oriental Bhd..................................    766,800     99,329
#   Globetronics Technology Bhd..........................  1,811,160  2,905,807
    Glomac Bhd...........................................  2,945,400    674,088
*   Golden Plus Holding Bhd..............................    216,000         --
    Goldis Bhd...........................................    604,277    363,731
    Green Packet Bhd.....................................  3,133,700    216,980
    Guan Chong Bhd.......................................     59,400     12,224
    Guinness Anchor Bhd..................................    877,000  3,255,728
    GuocoLand Malaysia Bhd...............................  1,535,500    513,571
    Hai-O Enterprise Bhd.................................    722,380    425,009
    HAP Seng Consolidated Bhd............................  3,272,340  4,611,664
    Hap Seng Plantations Holdings Bhd....................  1,686,900  1,103,199
#   Hartalega Holdings Bhd...............................  1,138,900  2,574,590
    Hiap Teck Venture Bhd................................  1,386,900    134,179
    Hibiscus Petroleum Bhd...............................    334,100     72,411
#   Hock Seng LEE Bhd....................................  1,377,716    674,012
    Hong Leong Industries Bhd............................    651,200    897,522
    Hovid Bhd............................................  6,358,800    804,868
    Hua Yang Bhd.........................................  1,360,000    675,195
    Hume Industries Bhd..................................    281,872    280,164
    Hup Seng Industries Bhd..............................    737,933    254,409
    Hwang Capital Malaysia Bhd...........................    120,400     65,169
    I Bhd................................................  2,341,900    409,472

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 MALAYSIA -- (Continued)
 #   IJM Plantations Bhd.................................  1,755,200 $1,606,841
 #   Inari Amertron Bhd..................................  2,135,712  1,922,394
     Inch Kenneth Kajang Rubber PLC......................  1,045,300    188,911
     Insas Bhd...........................................  6,161,381  1,311,687
     Iris Corp. Bhd...................................... 12,367,100    823,362
     Iskandar Waterfront City Bhd........................  3,000,600    785,178
     JAKS Resources Bhd..................................  3,430,900    878,591
 #   Jaya Tiasa Holdings Bhd.............................  2,723,627    988,190
     JCY International Bhd...............................  5,144,100    995,542
     K&N Kenanga Holdings Bhd............................  1,781,560    319,213
     Karambunai Corp. Bhd................................  2,031,500     29,123
 #   Karex Bhd...........................................    572,100    519,497
 #   Keck Seng Malaysia Bhd..............................    828,150  1,126,101
 #   Kian JOO CAN Factory Bhd............................  1,893,880  1,551,097
     Kim Loong Resources Bhd.............................    292,760    225,939
     Kimlun Corp. Bhd....................................    813,900    287,452
     KLCCP Stapled Group.................................    874,200  1,619,775
 #   KNM Group Bhd....................................... 16,125,780  2,436,804
 #   Kossan Rubber Industries............................  3,972,000  7,579,728
 #   KPJ Healthcare Bhd..................................  6,458,025  7,260,434
     Kretam Holdings Bhd.................................  3,112,600    350,851
 #   KSL Holdings Bhd....................................  5,174,609  2,249,094
     KUB Malaysia Bhd....................................  1,353,500    134,128
     Kulim Malaysia Bhd..................................  3,299,200  2,155,631
     Kumpulan Europlus Bhd...............................    406,000    104,455
     Kumpulan Fima Bhd...................................    897,450    471,125
     Kumpulan Perangsang Selangor Bhd....................  2,589,600    933,367
     Kwantas Corp. Bhd...................................    390,200    170,926
     Land & General BHD..................................  8,273,800    941,614
 #   Landmarks Bhd.......................................  1,867,500    600,021
     LBS Bina Group Bhd..................................  2,206,100    864,475
     Lingkaran Trans Kota Holdings Bhd...................  1,017,700  1,165,754
     Lion Industries Corp. Bhd...........................  3,189,100    266,365
     LPI Capital Bhd.....................................    132,170    492,576
 #   Magnum Bhd..........................................  4,056,800  2,861,921
     Mah Sing Group Bhd.................................. 13,162,687  5,228,978
     Malayan Flour Mills Bhd.............................  1,707,450    584,014
 #   Malaysia Building Society Bhd.......................    717,381    338,844
     Malaysia Marine and Heavy Engineering Holdings Bhd..  3,250,700    967,806
 #   Malaysian Bulk Carriers Bhd.........................  3,414,800    910,534
     Malaysian Pacific Industries Bhd....................    791,413  1,497,462
 #   Malaysian Resources Corp. Bhd....................... 12,540,849  3,545,862
     Malton Bhd..........................................    870,000    182,052
 *   Mancon Bhd..........................................     12,000         --
 #   Matrix Concepts Holdings Bhd........................  1,895,367  1,258,287
     MBM Resources BHD...................................  1,566,696  1,395,729
     Media Chinese International, Ltd....................  3,771,300    581,481
     Media Prima Bhd.....................................  7,088,903  2,468,738
     Mega First Corp. Bhd................................    472,600    289,528
 *   MEMS Technology Bhd.................................  1,917,000         --
     MK Land Holdings Bhd................................  3,560,800    353,487
 #   MKH Bhd.............................................  1,557,290    988,261
     MNRB Holdings Bhd...................................    811,400    801,389

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 MALAYSIA -- (Continued)
     MPHB Capital Bhd....................................  1,131,300 $  520,598
     Muda Holdings Bhd...................................    258,900     85,272
 #   Mudajaya Group Bhd..................................  2,082,766    637,125
 #   Muhibbah Engineering M Bhd..........................  3,279,150  1,934,709
 #   Mulpha International Bhd............................ 14,940,400  1,347,593
 #   My EG Services Bhd..................................  6,637,600  4,575,662
 #   Naim Holdings Bhd...................................  1,819,700  1,138,585
     NCB Holdings Bhd....................................  1,147,200  1,186,807
 *   Nikko Electronics Bhd...............................     36,600         --
     NTPM Holdings Bhd...................................    334,100     59,322
     Oldtown Bhd.........................................  2,212,150    981,528
     Oriental Holdings Bhd...............................    182,700    351,163
 #   OSK Holdings Bhd....................................  5,632,970  2,653,105
     Pacific & Orient Bhd................................    231,100     84,301
 #   Padini Holdings Bhd.................................  3,754,800  1,315,262
     Panasonic Manufacturing Malaysia Bhd................    159,584    939,923
 *   Panglobal Bhd.......................................     14,000         --
     Pantech Group Holdings Bhd..........................  1,712,500    301,880
     Paramount Corp. Bhd.................................    410,525    212,662
 #   Parkson Holdings Bhd................................  4,929,008  1,730,437
 #   Perdana Petroleum Bhd...............................  5,114,440  2,067,348
     Perisai Petroleum Teknologi Bhd..................... 12,814,900  1,319,038
     PESTECH International Bhd...........................     11,800     18,349
     Pharmaniaga Bhd.....................................    680,760  1,209,360
     Pie Industrial Bhd..................................    174,720    320,417
     PJ Development Holdings Bhd.........................  2,618,500  1,061,171
     Pos Malaysia Bhd....................................  3,124,200  3,501,161
     Power Root Bhd......................................    109,100     68,260
     Press Metal Bhd.....................................  3,192,100  2,051,573
 #   Prestariang Bhd.....................................  2,548,100  1,600,675
 *   Prime Utilities Bhd.................................      3,000         --
     Protasco Bhd........................................  2,329,100  1,065,238
     Puncak Niaga Holdings Bhd...........................  1,914,120  1,346,209
 #   QL Resources Bhd....................................  3,845,530  4,249,278
     RCE Capital Bhd.....................................  1,535,850    134,287
 #   Rimbunan Sawit Bhd..................................  3,389,100    447,075
 #   Salcon Bhd..........................................  6,969,900  1,484,420
     Sarawak Oil Palms Bhd...............................    471,360    527,550
     Sarawak Plantation Bhd..............................     95,300     51,978
     Scientex Bhd........................................    635,762  1,179,381
     Scomi Energy Services Bhd...........................  4,796,000    388,189
 #   Scomi Group Bhd..................................... 10,586,200    553,776
     Seal, Inc. Bhd......................................    438,300     64,281
     SEG International Bhd...............................     85,100     31,827
     Selangor Dredging Bhd...............................  1,118,200    292,492
     Selangor Properties Bhd.............................    180,800    245,413
     Shangri-La Hotels Malaysia Bhd......................    365,900    573,860
     Shell Refining Co. Federation of Malaya Bhd.........     30,000     39,103
     SHL Consolidated Bhd................................    277,400    242,880
     Southern Acids Malaysia Bhd.........................     41,000     41,233
     Star Media Group Bhd................................  1,934,300  1,267,983
 #   Sunway Bhd..........................................  2,975,360  2,698,642
     Sunway Construction Group Bhd.......................    297,536     91,801

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
#   Supermax Corp. Bhd.................................. 5,745,200 $  3,696,714
    Suria Capital Holdings Bhd..........................   715,500      430,347
#   Syarikat Takaful Malaysia Bhd....................... 2,366,500    2,469,270
    Symphony Life Bhd................................... 1,071,526      228,049
    Ta Ann Holdings Bhd................................. 1,191,008    1,120,019
    TA Enterprise Bhd................................... 9,815,700    1,756,516
    TA Global Bhd....................................... 9,613,540      791,498
    TAHPS Group Bhd.....................................     4,000        8,670
    Talam Transform Bhd................................. 5,646,800      102,940
    Taliworks Corp. Bhd.................................   264,000      275,905
    Tambun Indah Land Bhd............................... 1,690,300      728,979
#   TAN Chong Motor Holdings Bhd........................ 1,992,000    1,437,036
    Tanjung Offshore Bhd................................ 2,775,700      304,610
    Tasek Corp. Bhd.....................................    86,800      362,980
#   TDM Bhd............................................. 7,700,400    1,317,828
#   TH Heavy Engineering Bhd............................ 8,682,500      464,110
#   TH Plantations Bhd.................................. 1,665,860      636,683
#   Time dotCom Bhd..................................... 1,821,888    3,225,111
    Tiong NAM Logistics Holdings........................ 1,985,500      602,701
#   Top Glove Corp. Bhd................................. 4,315,160    8,601,709
    Tropicana Corp. Bhd................................. 4,359,546    1,128,245
#   TSH Resources Bhd................................... 3,920,100    2,297,741
#   Tune Ins Holdings Bhd............................... 3,344,000    1,337,470
    Uchi Technologies Bhd............................... 1,476,400      602,007
    UEM Edgenta Bhd..................................... 2,774,600    2,500,154
    UEM Sunrise Bhd..................................... 1,729,400      440,282
#   UMW Oil & Gas Corp. Bhd.............................   332,700      119,919
#   Unisem M Bhd........................................ 5,143,190    3,042,318
    United Malacca Bhd..................................   396,150      636,246
    United Plantations Bhd..............................   435,200    3,132,020
    United U-Li Corp. Bhd...............................   490,100      535,481
#   UOA Development Bhd................................. 4,092,500    2,087,857
#   Uzma Bhd............................................ 1,009,200      658,203
    VS Industry Bhd..................................... 1,186,926    1,972,503
#   Wah Seong Corp. Bhd................................. 2,490,369      858,273
#   WCT Holdings Bhd.................................... 8,243,464    3,016,871
    Wellcall Holdings Bhd............................... 1,051,100      592,937
    Wing Tai Malaysia Bhd...............................   724,500      276,528
    WTK Holdings Bhd.................................... 3,198,600      937,364
#   Yinson Holdings Bhd................................. 1,433,200    1,146,241
    YNH Property Bhd.................................... 2,499,485    1,219,928
    YTL E-Solutions Bhd................................. 3,485,600      496,693
    YTL Land & Development Bhd.......................... 1,352,200      256,254
    Zhulian Corp. Bhd................................... 1,171,233      606,266
                                                                   ------------
TOTAL MALAYSIA..........................................            246,449,557
                                                                   ------------
MEXICO -- (3.7%)
#   Alpek S.A.B. de C.V................................. 2,731,150    3,768,097
#   Alsea S.A.B. de C.V................................. 7,003,558   22,685,225
#   Axtel S.A.B. de C.V................................. 9,171,149    3,426,552

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 MEXICO -- (Continued)
 #   Banregio Grupo Financiero S.A.B. de C.V............. 2,030,165 $11,610,843
     Bio Pappel S.A.B. de C.V............................   569,020     681,941
     Bolsa Mexicana de Valores S.A.B. de C.V............. 4,316,395   7,736,694
 #   Cia Minera Autlan S.A.B. de C.V. Series B...........   885,151     611,434
 #   Consorcio ARA S.A.B. de C.V. Series *............... 7,943,907   3,199,749
     Controladora Comercial Mexicana S.A.B. de C.V.......   854,003   2,508,079
     Corp. Actinver S.A.B. de C.V........................   161,282     156,452
 #   Corp. GEO S.A.B. de C.V. Series B................... 3,194,830          80
 #   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 4,651,733   7,823,861
     Corp. Interamericana de Entretenimiento S.A.B. de
       C.V. Class B......................................   960,372     738,198
     Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323         481
     Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300   3,099,344
     Corporativo Fragua S.A.B. de C.V....................         3          44
     Corporativo GBM S.A.B. de C.V.......................    22,477      20,241
     Credito Real S.A.B. de C.V. SOFOM ER................   113,762     258,837
     Cydsa S.A.B. de C.V.................................     3,875       6,103
     Desarrolladora Homex S.A.B. de C.V..................   781,820      26,074
 *   Empaques Ponderosa S.A. de C.V......................   206,000          --
 #   Empresas ICA S.A.B. de C.V.......................... 3,558,526   2,248,304
 #   Empresas ICA S.A.B. de C.V. Sponsored ADR...........   776,820   1,980,891
     Financiera Independencia SAB de C.V. SOFOM ENR......   199,935      55,095
 #   Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,354,004   6,846,241
 #   Gentera S.A.B. de C.V............................... 4,704,354   8,099,226
     Gruma S.A.B. de C.V. Class B........................   630,764   8,252,292
     Gruma S.A.B. de C.V. Sponsored ADR..................       719      37,582
 #   Grupo Aeromexico S.A.B. de C.V...................... 2,596,364   4,078,447
 # Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,165,085 12,021,009 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
       ADR...............................................     3,642     161,523
     Grupo Aeroportuario del Pacifico S.A.B.
        de C.V. ADR......................................    74,739   5,895,412
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................... 2,116,469  16,701,879
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 77,098 11,534,632 Grupo Aeroportuario del Sureste S.A.B. de C.V.
       Class B...........................................   560,664   8,381,862
     Grupo Cementos de Chihuahua S.A.B. de C.V...........   822,000   2,244,717
 #   Grupo Comercial Chedraui SA de C.V.................. 2,517,267   6,981,950
     Grupo Famsa S.A.B. de C.V. Class A.................. 2,254,921   1,609,408
     Grupo Financiero Interacciones SA de C.V............   490,524   3,059,287
 #   Grupo Herdez S.A.B. de C.V. Series *................ 1,793,978   4,795,447
     Grupo Industrial Maseca S.A.B. de C.V. Class B......   592,181     830,615
     Grupo Industrial Saltillo S.A.B. de C.V.............   261,700     526,242
     Grupo KUO S.A.B. de C.V. Series B...................   757,257   1,127,485
 #   Grupo Pochteca S.A.B. de C.V........................   585,177     535,693
     Grupo Posadas S.A.B. de C.V.........................   198,900     401,195
 *   Grupo Qumma SA de C.V. Series B.....................   105,334          --
 #   Grupo Sanborns S.A.B. de C.V........................   250,831     402,731
 #   Grupo Simec S.A.B. de C.V. Series B................. 1,147,171   3,282,920
 #   Grupo Simec S.A.B. de C.V. Sponsored ADR............     5,180      44,185
 #   Grupo Sports World S.A.B. de C.V....................   549,987     716,818
     Hoteles City Express S.A.B. de C.V..................   120,299     175,306
     Industrias Bachoco S.A.B. de C.V. ADR...............    31,922   1,822,427
     Industrias Bachoco S.A.B. de C.V. Series B.......... 1,002,060   4,788,743
 #   Industrias CH S.A.B. de C.V. Series B............... 1,788,057   6,325,477
 #   Maxcom Telecomunicaciones S.A.B. de C.V............. 4,234,853     425,785
     Megacable Holdings S.A.B. de C.V.................... 1,052,874   4,268,346

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   Minera Frisco S.A.B. de C.V.......................     986,069 $    585,063
    OHL Mexico S.A.B. de C.V..........................     402,067      658,279
#   Organizacion Cultiba S.A.B. de C.V................     999,987    1,295,871
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................     860,979    9,875,943
#   Qualitas Controladora S.A.B. de C.V...............     873,106    1,492,883
    Rassini S.A.B. de C.V.............................      90,235      346,155
*   Sanluis Corp. S.A.B. de C.V.......................       4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B..............       4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A.........       3,300           --
*   Savia SA Class A..................................     610,700           --
#   TV Azteca S.A.B. de C.V...........................  11,010,713    2,125,264
#   Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991          178
#   Vitro S.A.B. de C.V. Series A.....................     795,868    2,568,511
                                                                   ------------
TOTAL MEXICO..........................................              217,965,648
                                                                   ------------
PHILIPPINES -- (1.6%)
    A Soriano Corp....................................   3,430,211      513,160
    ACR Mining Corp...................................      48,205       18,867
    Alsons Consolidated Resources, Inc................   9,641,000      398,299
    Atlas Consolidated Mining & Development Corp......   6,148,000      739,269
    Belle Corp........................................  36,999,400    2,996,159
    Bloomberry Resorts Corp...........................     276,700       58,705
    Cebu Air, Inc.....................................   2,066,490    4,204,721
    Cebu Holdings, Inc................................   3,291,900      366,962
    Century Properties Group, Inc.....................  26,261,151      476,745
    China Banking Corp................................     988,561      999,982
    COL Financial Group, Inc..........................     130,900       46,592
    Cosco Capital, Inc................................   9,432,800    1,525,793
    D&L Industries, Inc...............................  16,883,100    7,951,535
    East West Banking Corp............................   1,950,000      923,421
    EEI Corp..........................................   3,744,700      804,823
    Empire East Land Holdings, Inc....................  20,479,000      385,427
    Filinvest Development Corp........................   3,314,322      300,443
    Filinvest Land, Inc............................... 123,420,577    5,100,960
    First Gen Corp....................................  13,022,100    7,362,265
    First Philippine Holdings Corp....................   2,706,900    4,900,799
    Leisure & Resorts World Corp......................   4,437,640    1,007,262
    Lepanto Consolidated Mining Co....................  45,665,455      213,821
    Lopez Holdings Corp...............................  21,381,300    3,370,023
    Manila Water Co., Inc.............................   9,959,900    5,436,752
    Megawide Construction Corp........................   2,050,108      276,505
*   Metro Pacific Corp. Series A......................   1,827,193           --
    Pepsi-Cola Products Philippines, Inc..............  11,395,900    1,189,175
    Petron Corp.......................................   8,981,600    1,962,835
    Philex Petroleum Corp.............................     162,100        5,810
    Philippine Bank of Communications.................      14,726        8,405
    Philippine National Bank..........................   1,871,395    2,597,798
    Philippine National Construction Corp.............     173,000        3,476
    Philippine Savings Bank...........................     356,863      740,099
    Philippine Stock Exchange, Inc. (The).............     119,712      811,273

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
*   Philippine Townships, Inc...........................    318,732 $        --
*   Philtown Properties, Inc............................    111,562          --
    Philweb Corp........................................  3,483,140   1,437,382
    Phinma Corp.........................................    135,549      34,065
    Phoenix Petroleum Philippines, Inc..................    892,880      66,197
    Puregold Price Club, Inc............................  3,402,800   2,753,439
    RFM Corp............................................  9,081,668     854,281
    Rizal Commercial Banking Corp.......................  3,173,780   2,731,492
    Robinsons Land Corp................................. 12,391,405   7,625,200
    Robinsons Retail Holdings, Inc......................    173,170     285,701
    San Miguel Pure Foods Co., Inc......................     91,350     329,636
    Security Bank Corp..................................  2,498,108   8,128,493
    Semirara Mining and Power Corp......................    489,240   1,277,962
    Trans-Asia Oil & Energy Development Corp............ 13,865,000     648,487
    Travellers International Hotel Group, Inc...........  1,466,200     170,875
    Union Bank of the Philippines.......................  1,263,751   1,639,753
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
    Victorias Milling Co., Inc..........................    231,600      22,236
    Vista Land & Lifescapes, Inc........................ 46,615,200   7,215,082
                                                                    -----------
TOTAL PHILIPPINES.......................................             92,918,442
                                                                    -----------
POLAND -- (1.9%)
    AB SA...............................................      1,082      11,863
    ABC Data SA.........................................    129,926     116,621
#   Action SA...........................................     26,708     242,422
    Agora SA............................................    259,058     794,503
    Alior Bank SA.......................................     40,534     929,891
    Amica Wronki SA.....................................     21,281     983,987
#   AmRest Holdings SE..................................     63,210   2,892,472
    Apator SA...........................................     54,682     604,828
    Asseco Poland SA....................................    656,782  10,028,603
    ATM SA..............................................     64,541     164,088
#   Bioton SA...........................................    676,718   1,275,328
    Boryszew SA.........................................  1,357,740   2,150,463
    Budimex SA..........................................    122,092   5,999,219
#   CCC SA..............................................    107,305   5,486,700
#   CD Projekt Red SA...................................    758,157   5,331,351
    Ciech SA............................................    295,749   5,526,350
    ComArch SA..........................................      4,052     142,650
    Dom Development SA..................................      4,673      64,510
    Echo Investment SA..................................     95,689     167,434
    Eko Export SA.......................................     23,788      88,192
    Elektrobudowa SA....................................      8,568     310,406
    Emperia Holding SA..................................     93,600   1,810,070
    Eurocash SA.........................................    431,621   4,960,937
    Fabryki Mebli Forte SA..............................    122,651   1,918,419
    Famur SA............................................    350,412     152,805
    Farmacol SA.........................................     50,868     678,317
    Firma Oponiarska Debica SA..........................     30,655     618,788
    Getin Holding SA....................................  2,666,866   1,124,905
#   Getin Noble Bank SA.................................  1,386,888     444,322
    Grupa Azoty SA......................................     46,567   1,048,063
    Grupa Azoty Zaklady Chemiczne Police SA.............     76,751     476,736

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Grupa Kety SA.......................................    62,572 $  5,040,561
    Grupa Lotos SA......................................   952,908    7,966,069
#   Hawe SA.............................................   846,548      300,128
    Impexmetal SA....................................... 1,028,342      843,366
#   Integer.pl SA.......................................    30,625    1,090,430
    Inter Cars SA.......................................    26,476    1,734,143
#   Jastrzebska Spolka Weglowa SA.......................   237,496      745,564
    Kernel Holding SA...................................   402,831    4,666,593
#   Kopex SA............................................   218,534      416,845
    KRUK SA.............................................    79,051    3,639,495
    LC Corp. SA.........................................   192,664      103,340
    Lentex SA...........................................   173,375      360,471
#   Lubelski Wegiel Bogdanka SA.........................   277,131    3,847,423
    MCI Management SA...................................   225,220      779,817
#   Midas SA............................................ 2,799,214      466,554
    Mostostal Zabrze SA.................................   475,679      259,969
    Netia SA............................................ 2,509,161    3,760,064
    Neuca SA............................................    19,678    1,558,442
    Orbis SA............................................   132,247    2,072,622
    Pelion SA...........................................    47,515      883,885
    Pfleiderer Grajewo SA...............................    26,312      174,431
    Polnord SA..........................................   258,220      700,301
    Polski Koncern Miesny Duda SA.......................    69,986      112,762
    Rafako SA...........................................   320,028      584,688
    Stalexport Autostrady SA............................   282,703      250,598
    Stalprodukt SA......................................     9,296    1,080,793
    Sygnity SA..........................................    54,489      131,615
#   Synthos SA..........................................   861,827    1,076,820
#   Trakcja SA..........................................   404,036      991,145
    TVN SA.............................................. 1,164,666    6,128,711
    Vistula Group SA.................................... 1,218,911      775,726
    Warsaw Stock Exchange...............................   195,032    2,526,353
    Wawel SA............................................       646      215,296
#   Zespol Elektrowni Patnow Adamow Konin SA............    64,341      329,688
                                                                   ------------
TOTAL POLAND............................................            112,159,951
                                                                   ------------
SOUTH AFRICA -- (7.6%)
    Abdee RF, Ltd.......................................   149,791      405,198
    Adcock Ingram Holdings, Ltd.........................   848,818    3,365,656
    Adcorp Holdings, Ltd................................   798,355    2,012,794
    Advtech, Ltd........................................ 2,698,906    2,612,400
    Aeci, Ltd...........................................   998,327    8,541,066
#   African Bank Investments, Ltd....................... 5,287,877       24,286
    African Oxygen, Ltd.................................   853,971      875,787
    African Rainbow Minerals, Ltd.......................   432,889    2,378,077
    Allied Electronics Corp., Ltd.......................   194,270      142,373
#   ArcelorMittal South Africa, Ltd..................... 1,475,723    1,704,344
    Ascendis Health, Ltd................................    11,311       14,187
#   Assore, Ltd.........................................   171,459    1,143,719
    Astral Foods, Ltd...................................   445,870    5,896,137
    Attacq, Ltd.........................................   199,562      347,206
    Aveng, Ltd.......................................... 4,043,851    2,057,165
    AVI, Ltd............................................ 3,553,909   22,400,927

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd.....................................  2,067,038 $14,665,041
    Blue Label Telecoms, Ltd............................  3,010,829   2,091,223
    Brait SE............................................    130,518   1,575,483
    Business Connexion Group, Ltd.......................  1,486,408     733,174
    Capitec Bank Holdings, Ltd..........................     85,829   3,160,525
    Cashbuild, Ltd......................................    212,494   5,072,088
    Caxton and CTP Publishers and Printers, Ltd.........    305,099     506,734
    City Lodge Hotels, Ltd..............................    328,296   3,666,667
    Clicks Group, Ltd...................................  3,046,419  23,184,554
    Clover Industries, Ltd..............................  1,275,137   1,820,386
    Consolidated Infrastructure Group, Ltd..............    643,544   1,574,983
    Coronation Fund Managers, Ltd.......................  1,559,735   9,540,612
*   Corpgro, Ltd........................................    241,136          --
    DataTec, Ltd........................................  2,048,018  11,030,645
    Distell Group, Ltd..................................    234,978   3,171,115
    Distribution and Warehousing Network, Ltd...........    258,997     128,997
#   DRDGOLD, Ltd........................................  2,894,543     376,632
    EOH Holdings, Ltd...................................  1,080,075  14,700,497
    Eqstra Holdings, Ltd................................  2,639,450     470,604
    Evraz Highveld Steel and Vanadium, Ltd..............     63,001       8,217
#   Exxaro Resources, Ltd...............................    413,758   2,444,165
#   Famous Brands, Ltd..................................    648,710   6,612,016
    Foschini Group, Ltd. (The)..........................  1,381,328  15,695,251
    Gold Fields, Ltd....................................    587,356   1,604,562
    Gold Fields, Ltd. Sponsored ADR.....................  1,001,028   2,762,837
#   Grand Parade Investments, Ltd.......................  3,152,682   1,509,912
    Grindrod, Ltd.......................................  5,644,768   5,957,945
    Group Five, Ltd.....................................    988,820   1,837,409
#   Harmony Gold Mining Co., Ltd........................  1,968,874   1,871,239
#   Harmony Gold Mining Co., Ltd. Sponsored ADR.........  2,870,442   2,864,414
    Holdsport, Ltd......................................    187,630     761,230
    Howden Africa Holdings, Ltd.........................     43,257      93,960
    Hudaco Industries, Ltd..............................    266,013   2,662,117
    Hulamin, Ltd........................................  1,286,187     541,208
    Iliad Africa, Ltd...................................    233,033     178,376
    Illovo Sugar, Ltd...................................  1,841,819   1,942,776
#   Invicta Holdings, Ltd...............................    321,505   1,599,612
*   JCI, Ltd............................................  3,131,151          --
    JSE, Ltd............................................    860,702  10,020,678
    KAP Industrial Holdings, Ltd........................  4,933,711   2,431,151
#   Lewis Group, Ltd....................................  1,160,244   5,261,332
    Massmart Holdings, Ltd..............................    266,625   2,824,475
    Merafe Resources, Ltd............................... 10,925,623     703,050
    Metair Investments, Ltd.............................  1,127,080   3,187,048
    Metrofile Holdings, Ltd.............................     82,524      28,784
    Mpact, Ltd..........................................  1,454,416   5,178,438
    Murray & Roberts Holdings, Ltd......................  3,916,692   4,018,124
    Mustek, Ltd.........................................    740,975     524,054
    Nampak, Ltd.........................................  4,377,036  11,018,397
    Northam Platinum, Ltd...............................  3,393,283   9,192,963
    Nu-World Holdings, Ltd..............................     28,894      45,568
    Oceana Group, Ltd...................................    371,214   2,932,869
    Omnia Holdings, Ltd.................................    596,361   8,245,790

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
 SOUTH AFRICA -- (Continued)
       Peregrine Holdings, Ltd........................... 1,866,784 $  4,880,221
       Petmin, Ltd....................................... 1,215,428      126,436
       Pick n Pay Stores, Ltd............................ 2,400,831   11,226,379
       Pinnacle Holdings, Ltd............................ 1,213,619    1,162,410
       Pioneer Foods, Ltd................................   585,511    9,162,753
       PPC, Ltd.......................................... 4,832,541    8,596,637
       PSG Group, Ltd....................................   779,309   12,300,353
       Quantum Foods Holdings, Ltd.......................   714,130      184,039
       Raubex Group, Ltd................................. 1,254,064    1,820,697
       RCL Foods, Ltd....................................   648,273      874,243
       Reunert, Ltd...................................... 1,540,260    7,690,264
       Royal Bafokeng Platinum, Ltd......................   624,350    1,790,314
       Santam, Ltd.......................................   227,591    3,850,973
       Sappi, Ltd........................................ 5,862,386   19,263,657
       Sibanye Gold, Ltd................................. 6,276,044    8,179,077
       Sibanye Gold, Ltd. Sponsored ADR..................   773,680    4,139,188
       Spar Group, Ltd. (The)............................ 1,734,010   27,115,564
       Spur Corp., Ltd...................................   613,540    1,808,816
       Stefanutti Stocks Holdings, Ltd...................   524,569      228,057
       Sun International, Ltd............................ 1,114,394   10,097,145
       Super Group, Ltd.................................. 3,092,749    8,657,934
       Tiso Blackstar Group SE...........................    27,924       28,132
       Telkom SA SOC, Ltd................................ 2,115,604   10,278,478
       Tongaat Hulett, Ltd...............................   941,035    9,058,607
       Trencor, Ltd...................................... 1,306,129    6,175,828
       Truworths International, Ltd......................    56,331      380,686
       Tsogo Sun Holdings, Ltd........................... 2,002,826    3,777,983
       Wilson Bayly Holmes-Ovcon, Ltd....................   511,284    3,854,264
       Zeder Investments, Ltd............................ 1,817,375    1,239,785
                                                                    ------------
 TOTAL SOUTH AFRICA......................................            445,900,169
                                                                    ------------
 SOUTH KOREA -- (12.9%)
 #     3S Korea Co., Ltd.................................    15,208       29,642
 #     Able C&C Co., Ltd.................................    61,501    1,142,512
 #     Actoz Soft Co., Ltd...............................    29,003    1,268,121
 #     Advanced Nano Products Co., Ltd...................    15,848      567,570
 #     Advanced Process Systems Corp.....................   124,621      880,692
 #     Aekyung Petrochemical Co., Ltd....................     7,632      392,679
 #     AfreecaTV Co., Ltd................................    62,315    1,770,080
 #     Agabang&Company...................................   159,566    1,536,545
 #     Ahn-Gook Pharmaceutical Co., Ltd..................    38,563      696,779
 #     Ahnlab, Inc.......................................     8,169      333,951
 #     AJ Rent A Car Co., Ltd............................    88,690    1,102,707
       AK Holdings, Inc..................................    14,568    1,147,701
 #     ALUKO Co., Ltd....................................   175,639    1,204,102
 #     Aminologics Co., Ltd..............................    36,345       42,621
 #     Amotech Co., Ltd..................................    53,135      784,881
 #     Anam Electronics Co., Ltd.........................   270,925      267,520
 #     Anapass, Inc......................................    49,826      436,716
       Asia Cement Co., Ltd.(6057152)....................    13,705    1,617,911
       Asia Cement Co., Ltd.(BGCB6C6)....................     1,833      180,030
 #     Asia Paper Manufacturing Co., Ltd.................    33,401      617,430
       Asiana Airlines, Inc..............................   595,701    3,030,952
       AtlasBX Co., Ltd..................................    47,555    1,448,358

                                      168

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   AUK Corp................................................ 199,140 $  374,866
#   Autech Corp.............................................  52,319    284,930
    Avaco Co., Ltd..........................................  44,746    126,124
#   Baiksan Co., Ltd........................................  58,310    257,297
#   Basic House Co., Ltd. (The).............................  44,309    537,387
#   BH Co., Ltd.............................................  71,979    360,006
#   BHI Co., Ltd............................................  52,777    192,947
#   BI EMT Co., Ltd......................................... 147,148    250,874
#   Binggrae Co., Ltd.......................................  31,012  2,178,888
#   Bioland, Ltd............................................  50,551  1,420,423
#   Bluecom Co., Ltd........................................  61,445    907,352
#   Bohae Brewery Co., Ltd.................................. 242,868    462,057
*   Bongshin Co., Ltd.......................................       2         --
    Bookook Securities Co., Ltd.............................   7,410    109,555
#   Boryung Medience Co., Ltd...............................  31,187    833,723
#   Boryung Pharmaceutical Co., Ltd.........................  26,728  1,564,842
#   Bukwang Pharmaceutical Co., Ltd.........................  96,625  2,189,806
    BYC Co., Ltd............................................     710    204,240
#   Byucksan Corp........................................... 209,703  1,845,516
#   CammSys Corp............................................ 196,598    306,021
#   Capro Corp.............................................. 170,535    424,976
#   Celltrion Pharm, Inc....................................  71,366    964,306
#   Chabio & Diostech Co., Ltd.............................. 163,728  2,212,360
#   Chadiostech Co., Ltd....................................  57,057    161,807
#   Charm Engineering Co., Ltd..............................  42,800     19,614
#   Chemtronics Co., Ltd....................................  51,101    310,018
#   Chin Hung International, Inc............................ 106,852    248,343
#   China Great Star International, Ltd..................... 370,481    753,021
#   China Ocean Resources Co., Ltd.......................... 517,987  1,653,161
#   Choa Pharmaceutical Co..................................  53,419    227,322
#   Chokwang Paint, Ltd.....................................  44,110    806,089
#   Chong Kun Dang Pharmaceutical Corp......................  34,126  2,388,680
#   Chongkundang Holdings Corp..............................  16,130  1,363,644
#   Choong Ang Vaccine Laboratory...........................  28,458    448,464
    Chosun Refractories Co., Ltd............................   5,483    481,905
#   Chungdahm Learning, Inc.................................  17,619    167,957
#   CJ CGV Co., Ltd.........................................  35,347  3,541,170
    CJ E&M Corp.............................................  30,939  1,959,956
#   CJ Freshway Corp........................................  24,413  1,467,975
    CJ Korea Express Co., Ltd...............................   2,512    369,289
    CJ O Shopping Co., Ltd..................................  16,732  2,905,162
#   CJ Seafood Corp.........................................  91,710    366,856
#   CKD Bio Corp............................................  28,492    610,195
#   Com2uSCorp..............................................  44,641  4,753,211
#   Cosmax BTI, Inc.........................................  90,252  7,076,715
#   CosmoAM&T Co., Ltd......................................  51,209    126,413
#   Cosmochemical Co., Ltd..................................  52,090    254,714
#   Credu Corp..............................................  12,281    645,889
#   Crown Confectionery Co., Ltd............................   4,029  2,765,484
#   CTC BIO, Inc............................................  19,238    392,907
#   CUROCOM Co., Ltd........................................ 182,360    298,391
#   D.I Corp................................................ 145,220    999,569
#   Dae Dong Industrial Co., Ltd............................  60,958    610,327

                                      169

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Dae Han Flour Mills Co., Ltd............................   6,486 $1,298,876
#   Dae Hwa Pharmaceutical Co., Ltd.........................  22,883    675,352
#   Dae Hyun Co., Ltd....................................... 184,373    409,918
#   Dae Won Chemical Co., Ltd............................... 102,730    342,195
#   Dae Won Kang Up Co., Ltd................................ 119,782    491,948
#   Dae Young Packaging Co., Ltd............................ 385,867    387,396
#   Dae-Il Corp.............................................  81,189    378,214
#   Daea TI Co., Ltd........................................ 367,219    457,762
#   Daechang Co., Ltd....................................... 319,448    242,147
    Daechang Forging Co., Ltd...............................   1,367     58,394
#   Daeduck Electronics Co.................................. 212,245  1,310,772
#   Daeduck GDS Co., Ltd.................................... 112,119    869,640
#   Daegu Department Store..................................  27,282    361,662
#   Daehan New Pharm Co., Ltd...............................  15,366    267,743
#   Daehan Steel Co., Ltd...................................  79,022    737,650
*   Daeho International Corp................................     543         --
    Daekyo Co., Ltd.........................................  72,780    582,159
#   Daekyung Machinery & Engineering Co., Ltd............... 139,260    200,363
#   Daesang Corp............................................ 122,159  3,714,314
#   Daesang Holdings Co., Ltd...............................  75,401  1,505,760
#   Daesung Holdings Co., Ltd...............................  26,734    297,343
#   Daewon Pharmaceutical Co., Ltd..........................  61,150  1,257,906
    Daewon San Up Co., Ltd..................................  49,261    281,724
#   Daewoong Co., Ltd.......................................   9,250    644,303
#   Daewoong Pharmaceutical Co., Ltd........................  25,628  1,963,749
    Dahaam E-Tec Co., Ltd...................................   2,100      6,057
    Daihan Pharmaceutical Co., Ltd..........................  18,311    301,260
    Daishin Securities Co., Ltd............................. 234,027  2,145,094
#   Danal Co., Ltd..........................................   4,730     37,859
#   Daou Data Corp..........................................  57,148    862,949
#   Daou Technology, Inc.................................... 167,950  4,314,272
#   Dasan Networks, Inc..................................... 115,433    622,695
#   Daum Kakao Corp.........................................   6,316    651,606
#   Dawonsys Co., Ltd.......................................  48,948  1,799,656
#   Dayou Automotive Seat Technology Co., Ltd............... 337,845    623,111
    DCM Corp................................................  33,873    509,863
#   Deutsch Motors, Inc.....................................  48,994    184,781
    DGB Financial Group, Inc................................ 705,679  6,771,028
    Digital Chosun Co., Ltd................................. 150,602    591,817
#   Digital Power Communications Co., Ltd................... 162,963    780,698
#   DIO Corp................................................  25,682    501,481
    Dong Ah Tire & Rubber Co., Ltd..........................  30,123    631,787
#   Dong-A Socio Holdings Co., Ltd..........................  14,293  2,134,726
#   Dong-Ah Geological Engineering Co., Ltd.................  30,200    214,002
    Dong-Il Corp............................................   3,655    247,721
#   Dongaone Co., Ltd....................................... 111,180    260,302
#   Dongbang Transport Logistics Co., Ltd...................  75,370    156,122
    Dongbu Corp.............................................  50,557     20,868
#   Dongbu HiTek Co., Ltd................................... 166,849  2,441,612
#   Dongbu Securities Co., Ltd.............................. 192,029    923,690
#   Dongbu Steel Co., Ltd...................................  37,730    110,443
    Dongil Industries Co., Ltd..............................   6,523    419,243
#   Dongjin Semichem Co., Ltd............................... 149,377    803,342

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Dongkook Industrial Co., Ltd............................ 124,790 $  294,609
#   DongKook Pharmaceutical Co., Ltd........................  31,782  1,673,613
    Dongkuk Industries Co., Ltd.............................  91,860    268,098
#   Dongkuk Steel Mill Co., Ltd............................. 388,492  2,012,617
#   Dongkuk Structures & Construction Co., Ltd.............. 159,549    457,110
#   Dongsung Chemical Co., Ltd..............................   8,700    166,302
#   DONGSUNG Corp........................................... 138,189    828,299
#   Dongsung Pharmaceutical Co., Ltd........................  95,567    452,183
    Dongwha Enterprise Co., Ltd.............................   5,538    291,664
#   Dongwha Pharm Co., Ltd.................................. 132,021    922,224
    Dongwon F&B Co., Ltd....................................   6,814  2,695,194
#   Dongwon Industries Co., Ltd.............................   6,821  2,131,416
#   Dongwon Systems Corp....................................   5,977    587,607
#   Dongwoo Co., Ltd........................................  58,857    206,208
    Dongyang E&P, Inc.......................................  35,068    398,616
#   Doosan Engine Co., Ltd.................................. 180,632    800,637
#   Doosan Engineering & Construction Co., Ltd..............  25,919    178,454
#   Doosan Infracore Co., Ltd...............................  23,080    150,248
#   Dragonfly GF Co., Ltd...................................  35,178    351,216
    DRB Holding Co., Ltd....................................  59,548    661,729
#   Duk San Neolux Co., Ltd.................................  14,684    196,563
#   Duksan Hi-Metal Co., Ltd................................ 133,430    950,093
#   DuzonBIzon Co., Ltd..................................... 124,375  2,268,702
    DY Corp................................................. 103,540    573,874
#   DY POWER Corp...........................................  51,834    464,907
#   e Tec E&C, Ltd..........................................   4,675    706,069
#   e-LITECOM Co., Ltd......................................  48,416    779,711
#   e-Starco Co., Ltd....................................... 153,747    344,863
    E1 Corp.................................................  15,389    909,417
#   Eagon Industries Co., Ltd...............................  39,830    911,510
#   Easy Bio, Inc........................................... 233,021  1,499,239
#   Ecopro Co., Ltd.........................................  71,721    522,756
#   EG Corp.................................................  33,779    368,648
#   ELK Corp................................................ 106,470    283,842
#   EMKOREA Co., Ltd........................................  51,220    229,892
#   ENF Technology Co., Ltd.................................  50,594    855,282
#   Eo Technics Co., Ltd....................................  45,957  4,490,643
#   Estechpharma Co., Ltd...................................  47,253    977,758
#   ESTsoft Corp............................................     884     15,445
#   Eugene Corp............................................. 277,837  1,484,262
#   Eugene Investment & Securities Co., Ltd................. 549,087  1,698,993
#   Eugene Technology Co., Ltd..............................  94,115  1,192,971
#   Eusu Holdings Co., Ltd..................................  82,998    671,531
#   EVERDIGM Corp...........................................  63,661    683,595
#   F&F Co., Ltd............................................  22,083    323,289
#   Farmsco.................................................  52,393    863,795
#   Fila Korea, Ltd.........................................  57,179  5,005,594
#   Fine Technix Co., Ltd...................................  92,328    244,884
#   Finetex EnE, Inc........................................  76,593    204,188
#   Firstec Co., Ltd........................................ 164,190    483,771
#   Flexcom, Inc............................................  53,658    137,020
#   Foosung Co., Ltd........................................ 166,889    587,806
#   Fursys, Inc.............................................  14,315    426,548

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 #   Gamevil, Inc...........................................   9,583 $  757,926
 #   Gaon Cable Co., Ltd....................................  21,699    422,395
 #   GeneOne Life Science, Inc..............................   4,475     40,794
 #   Genexine Co., Ltd......................................   3,715    412,324
 #   Genic Co., Ltd.........................................  24,789    594,812
     GIIR, Inc..............................................  22,387    171,325
     Global & Yuasa Battery Co., Ltd........................  34,248  1,167,581
 #   Global Display Co., Ltd................................  81,699    313,005
 #   GNCO Co., Ltd.......................................... 270,836    317,520
     Golfzon Co., Ltd.......................................  15,908  1,479,785
 #   GOLFZONYUWONHOLDINGS Co., Ltd..........................  77,502    766,601
     Grand Korea Leisure Co., Ltd...........................  54,023  1,388,023
     Green Cross Corp.......................................   3,373    634,268
     Green Cross Holdings Corp.............................. 105,480  3,705,396
 *   Green Non-Life Insurance Co., Ltd......................  22,357         --
 #   GS Engineering & Construction Corp.....................  20,059    448,779
 #   GS Global Corp.........................................  69,887    427,065
     GS Home Shopping, Inc..................................  18,300  3,170,308
     GS retail Co., Ltd.....................................  41,819  1,868,071
 #   Gwangju Shinsegae Co., Ltd.............................   3,400    930,578
 #   Haesung Industrial Co., Ltd............................  13,606    244,124
 #   Halla Corp............................................. 113,384    456,722
     Halla Holdings Corp....................................  43,164  1,903,565
     Halla Visteon Climate Control Corp.....................  51,040  1,585,138
 #   Han Kuk Carbon Co., Ltd................................ 218,733  1,264,813
     Hana Micron, Inc....................................... 102,657    677,226
 #   Hana Tour Service, Inc.................................  52,163  7,757,966
 #   Hanall Biopharma Co., Ltd..............................  83,748    821,191
 #   Hancom, Inc............................................ 100,956  1,803,553
 #   Handok Inc.............................................  31,988    878,188
 #   Handsome Co., Ltd......................................  84,470  2,869,713
 #   Hanil Cement Co., Ltd..................................  20,147  2,177,228
 #   Hanjin Heavy Industries & Construction Co., Ltd........ 405,499  1,572,792
 #   Hanjin Heavy Industries & Construction Holdings Co.,
       Ltd..................................................  83,425    537,432
 #   Hanjin Kal Corp........................................ 230,247  5,582,608
 #   Hanjin P&C Co., Ltd.................................... 110,818    278,986
 #   Hanjin Shipping Co., Ltd............................... 233,547  1,008,635
 #   Hanjin Transportation Co., Ltd.........................  56,414  2,310,901
     Hankook Shell Oil Co., Ltd.............................   3,685  1,455,626
 *   Hankook Synthetics, Inc................................     550         --
     Hankuk Glass Industries, Inc...........................  11,460    263,103
     Hankuk Paper Manufacturing Co., Ltd....................  12,824    394,249
 #   Hanmi Pharm Co., Ltd...................................  21,759  7,484,531
 #   Hanmi Science Co., Ltd.................................  54,507  6,087,152
 #   Hanmi Semiconductor Co., Ltd...........................  55,466    488,303
 #   Hansae Co., Ltd........................................ 101,194  4,503,343
 #   Hansae Yes24 Holdings Co., Ltd.........................  60,141  1,429,902
 #   Hanshin Construction...................................  18,408    374,759
 #   Hansol Chemical Co., Ltd...............................  51,329  3,655,836
     Hansol Holdings Co., Ltd............................... 221,799  1,694,842
 #   Hansol HomeDeco Co., Ltd............................... 362,991    534,468
     Hansol Logistics Co., Ltd..............................  84,611    355,244
     Hansol Paper Co., Ltd..................................  99,326  1,662,116

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Hansol Technics Co., Ltd................................ 112,938 $1,886,604
    Hanssem Co., Ltd........................................   3,933    999,990
    Hanwha Corp.............................................  25,213  1,024,808
#   Hanwha Galleria Timeworld Co., Ltd......................  11,653  1,493,299
    Hanwha General Insurance Co., Ltd....................... 178,702    980,291
    Hanwha Investment & Securities Co., Ltd................. 373,336  1,842,903
#   Hanwha Techwin Co., Ltd................................. 155,369  5,059,208
#   Hanyang Eng Co., Ltd....................................  63,549    659,435
    Hanyang Securities Co., Ltd.............................  18,538    136,609
#   Harim Co., Ltd.......................................... 189,668    726,161
#   Harim Holdings Co., Ltd................................. 171,501    745,879
#   Heung-A Shipping Co., Ltd............................... 583,317  1,594,159
#   Heungkuk Fire & Marine Insurance Co., Ltd...............  92,139    343,914
    High Tech Pharm Co., Ltd................................  28,464    418,019
#   Hite Jinro Co., Ltd..................................... 175,071  3,352,944
    Hitejinro Holdings Co., Ltd.............................  49,775    726,826
#   HMC Investment Securities Co., Ltd...................... 111,405  1,011,743
    HS R&A Co., Ltd.........................................  23,158    629,856
#   Huchems Fine Chemical Corp.............................. 128,331  2,500,294
#   Humax Co., Ltd.......................................... 107,106  1,508,995
#   Huons Co., Ltd..........................................  38,303  3,536,749
    Husteel Co., Ltd........................................  23,193    402,090
#   Huvis Corp..............................................  97,217    716,900
#   Huvitz Co., Ltd.........................................  28,094    519,934
#   Hwa Shin Co., Ltd....................................... 114,245    601,382
    Hwacheon Machine Tool Co., Ltd..........................   4,979    282,034
    HwaSung Industrial Co., Ltd.............................  53,066  1,157,889
#   Hy-Lok Corp.............................................  43,396  1,240,391
    Hyosung Corp............................................  63,705  7,772,626
#   Hyundai BNG Steel Co., Ltd..............................  58,986    525,247
#   Hyundai Corp............................................  61,884  1,531,668
#   Hyundai Elevator Co., Ltd...............................  78,070  5,302,638
#   Hyundai Engineering Plastics Co., Ltd................... 101,203    761,618
#   Hyundai Greenfood Co., Ltd.............................. 246,313  5,085,799
    Hyundai Home Shopping Network Corp......................  34,705  3,631,968
    Hyundai Hy Communications & Networks Co., Ltd........... 173,909    600,821
#   Hyundai Livart Furniture Co., Ltd.......................  67,881  3,675,427
#   Hyundai Merchant Marine Co., Ltd........................   9,006     48,160
#   Hyundai Mipo Dockyard Co., Ltd..........................   2,711    125,537
    Hyundai Pharmaceutical Co., Ltd.........................   3,511     12,757
    Hyundai Steel Co........................................  42,024  2,097,857
#   Hyunjin Materials Co., Ltd.............................. 105,980    190,791
#   HyVision System, Inc....................................  68,506    622,838
#   ICD Co., Ltd............................................  84,572    464,462
#   IHQ, Inc................................................ 145,716    347,311
#   Il Dong Pharmaceutical Co., Ltd.........................  62,230  1,746,926
#   Iljin Display Co., Ltd..................................  40,706    273,334
#   Iljin Electric Co., Ltd................................. 127,969    604,490
#   Iljin Holdings Co., Ltd................................. 150,141  1,294,418
#   Iljin Materials Co., Ltd................................  91,522    539,858
#   Ilshin Spinning Co., Ltd................................   8,039  1,385,260
#   Ilsung Pharmaceuticals Co., Ltd.........................   2,864    287,555
#   IM Co., Ltd.............................................  65,996    202,951

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   iMarketKorea, Inc.......................................  90,333 $2,368,462
#   InBody Co., Ltd.........................................  58,689  2,409,921
#   Infinitt Healthcare Co., Ltd............................   8,517     70,710
#   Infopia Co., Ltd........................................  34,245    440,632
#   Infraware, Inc.......................................... 103,254    406,867
#   InkTec Co., Ltd.........................................  38,881    211,027
#   Innochips Technology, Inc...............................  31,294    297,563
#   InnoWireless, Inc.......................................  21,995    209,910
#   Innox Corp..............................................  63,904    597,327
#   Insun ENT Co., Ltd...................................... 172,368  1,008,850
    Intelligent Digital Integrated Securities Co., Ltd......  28,877    470,281
#   Interflex Co., Ltd......................................  56,555    509,662
    Intergis Co., Ltd.......................................  11,220     40,506
#   Interojo Co., Ltd.......................................  39,961  1,362,643
#   Interpark Holdings Corp................................. 206,989  1,900,536
#   INTOPS Co., Ltd.........................................  40,383    547,818
#   Inzi Controls Co., Ltd..................................  45,990    196,871
    INZI Display Co., Ltd...................................  64,622    104,139
#   Iones Co., Ltd..........................................  36,231    728,556
#   IS Dongseo Co., Ltd.....................................  52,132  3,667,040
#   ISU Chemical Co., Ltd...................................  65,141    593,532
#   IsuPetasys Co., Ltd..................................... 189,204    965,981
#   Jahwa Electronics Co., Ltd..............................  73,642    714,627
#   JB Financial Group Co., Ltd............................. 490,419  2,690,175
    Jcontentree Corp........................................ 394,639  1,736,479
#   Jeil Pharmaceutical Co..................................  38,801    842,773
#   Jeju Semiconductor Corp.................................  29,653    182,346
    Jinro Distillers Co., Ltd...............................  12,752    473,437
#   Jinsung T.E.C...........................................  70,489    342,713
    JLS Co., Ltd............................................   8,735     50,305
    JNK Heaters Co., Ltd....................................  11,537     61,160
#   Joymax Co., Ltd.........................................  21,192    436,932
#   Jusung Engineering Co., Ltd............................. 222,336    835,352
#   JVM Co., Ltd............................................  18,510    894,731
#   JW Holdings Corp........................................ 195,463  1,323,458
#   JW Pharmaceutical Corp..................................  57,132  1,492,246
    JYP Entertainment Corp..................................  73,294    318,569
#   KB Capital Co., Ltd.....................................  66,895  1,334,112
    KB Insurance Co., Ltd................................... 243,340  5,864,343
#   KC Cottrell Co., Ltd....................................  28,203    183,869
#   KC Green Holdings Co., Ltd..............................  80,230    584,256
#   KC Tech Co., Ltd........................................ 123,092  1,275,099
#   KCC Engineering & Construction Co., Ltd.................  30,123    221,243
*   KCO Energy, Inc.........................................     120         --
#   KCP Co., Ltd............................................  63,178  2,078,178
#   KEC Corp................................................ 253,309    285,213
#   KEPCO Engineering & Construction Co., Inc...............  53,498  1,288,652
#   Keyang Electric Machinery Co., Ltd...................... 156,430    655,628
#   KG Chemical Corp........................................  45,800    856,624
#   KGMobilians Co., Ltd....................................  69,415  1,158,315
#   KH Vatec Co., Ltd.......................................  87,362  1,157,096
#   KISCO Corp..............................................  20,347    975,595
    KISCO Holdings Co., Ltd.................................   2,292    135,596

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Kishin Corp.............................................  49,420 $  308,220
#   KISWIRE, Ltd............................................  39,054  1,740,903
#   KIWOOM Securities Co., Ltd..............................  68,819  3,863,395
#   KleanNara Co., Ltd......................................  24,428    111,558
    KMH Co., Ltd............................................  54,976    554,516
#   KMW Co., Ltd............................................  53,185    410,046
#   Koentec Co., Ltd........................................ 297,857    881,250
#   Koh Young Technology, Inc...............................  63,733  2,356,205
#   Kolao Holdings.......................................... 134,465  2,510,095
#   Kolon Corp..............................................  45,278  2,382,020
    Kolon Global Corp.......................................  34,852    664,511
#   Kolon Industries, Inc................................... 107,359  5,008,762
#   Kolon Life Science, Inc.................................  27,291  4,201,804
#   Komipharm International Co., Ltd........................  11,873    150,543
#   KONA I Co., Ltd.........................................  71,763  2,841,586
#   Kook Soon Dang Brewery Co., Ltd.........................  67,701    496,175
    Korea Airport Service Co., Ltd..........................     934     26,852
#   Korea Alcohol Industrial Co., Ltd.......................  42,594    325,120
#   Korea Cast Iron Pipe Industries Co., Ltd................  37,878    479,682
#   Korea Circuit Co., Ltd..................................  65,808    474,219
#   Korea District Heating Corp.............................  17,097  1,075,109
    Korea Electric Terminal Co., Ltd........................  32,072  2,801,326
#   Korea Electronic Power Industrial Development Co., Ltd..  74,881    266,324
    Korea Export Packaging Industrial Co., Ltd..............   5,621    110,386
    Korea Flange Co., Ltd...................................  30,271    408,696
#   Korea Information & Communications Co., Ltd.............  61,340  1,063,996
    Korea Investment Holdings Co., Ltd......................  54,417  2,903,041
#   Korea Kolmar Co., Ltd...................................  52,091  4,560,405
#   Korea Kolmar Holdings Co., Ltd..........................  33,913  2,192,199
#   Korea Line Corp.........................................  64,935  1,293,723
#   Korea Petro Chemical Ind................................  19,034  2,941,995
#   Korea United Pharm, Inc.................................  55,323  1,210,451
    Korean Reinsurance Co................................... 560,005  7,072,401
#   Kortek Corp.............................................  56,343    741,095
#   KPF.....................................................  42,149    141,036
#   KPX Chemical Co., Ltd...................................   8,354    405,674
#   KR Motors Co., Ltd......................................  56,572     52,805
#   KSCB Co., Ltd...........................................   7,972     39,690
    KT Hitel Co., Ltd.......................................  81,696    783,348
    KT Skylife Co., Ltd..................................... 124,747  2,548,515
#   KTB Investment & Securities Co., Ltd.................... 307,884  1,054,895
    Kukdo Chemical Co., Ltd.................................  23,101  1,596,860
    Kukdong Oil & Chemicals Co., Ltd........................   6,292    162,636
#   Kumho Electric Co., Ltd.................................  24,881    383,529
#   Kumho Industrial Co., Ltd...............................  75,088  1,178,873
#   Kumho Tire Co., Inc..................................... 421,717  2,434,298
#   Kumkang Kind Co., Ltd...................................  16,750  1,333,268
#   Kunsul Chemical Industrial Co., Ltd.....................  23,454  1,050,167
    Kwang Dong Pharmaceutical Co., Ltd...................... 197,814  2,455,656
#   Kwang Myung Electric Engineering Co., Ltd............... 237,440    481,658
#   Kyeryong Construction Industrial Co., Ltd...............  25,068    232,954
#   Kyobo Securities Co., Ltd............................... 130,490  1,311,430
#   Kyung Dong Navien Co., Ltd..............................  33,704    953,370

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Kyung-In Synthetic Corp...............................   123,588 $  476,830
#   Kyungbang, Ltd........................................     4,617    948,165
    Kyungchang Industrial Co., Ltd........................    73,797    411,670
#   KyungDong City Gas Co., Ltd...........................    12,897  1,222,824
    Kyungdong Pharm Co., Ltd..............................    38,679    805,199
#   L&F Co., Ltd..........................................    52,290    328,315
#   LB Semicon, Inc.......................................   164,971    217,349
    LEENO Industrial, Inc.................................    51,031  2,018,495
#   LF Corp...............................................   118,888  3,554,721
#   LG Hausys, Ltd........................................    37,195  5,644,415
#   LG International Corp.................................   206,725  5,101,645
#   LG Life Sciences, Ltd.................................    57,740  3,480,189
#   LMS Co., Ltd..........................................    32,869    332,915
#   Lock & Lock Co., Ltd..................................   202,888  2,457,222
#   Lotte Chilsung Beverage Co., Ltd......................     2,570  4,967,453
    Lotte Confectionery Co., Ltd..........................     1,810  3,026,222
#   Lotte Food Co., Ltd...................................     3,967  3,095,700
#   LOTTE Himart Co., Ltd.................................    50,217  2,751,231
#   Lotte Non-Life Insurance Co., Ltd.....................   283,358    764,346
    LS Corp...............................................    77,572  2,604,806
#   LS Industrial Systems Co., Ltd........................    86,497  3,868,442
#   Lumens Co., Ltd.......................................   301,165    937,317
    Macquarie Korea Infrastructure Fund...................   617,423  4,168,786
#   Macrogen, Inc.........................................    42,509  1,561,157
#   Maeil Dairy Industry Co., Ltd.........................    42,668  1,389,178
#   Mando Corp............................................    39,471  3,766,364
#   MDS Technology Co., Ltd...............................    33,053    796,470
#   Medifron DBT Co., Ltd.................................    15,943     59,821
#   Medipost Co., Ltd.....................................     3,841    360,044
    Medy-Tox, Inc.........................................    11,273  5,117,297
    MegaStudy Co., Ltd....................................    16,832    525,922
    MegaStudyEdu Co., Ltd.................................     9,742    618,578
#   Melfas, Inc...........................................   104,886    349,844
    Meritz Finance Group, Inc.............................    48,643    664,124
#   Meritz Fire & Marine Insurance Co., Ltd...............   360,346  5,001,557
    Meritz Securities Co., Ltd............................   192,434    960,595
#   Mgame Corp............................................    91,446    636,106
    Mi Chang Oil Industrial Co., Ltd......................     2,262    138,710
    Mirae Asset Securities Co., Ltd.......................    66,171  2,493,443
#   Mirae Corp............................................ 1,931,820    632,055
    Miwon Chemicals Co., Ltd..............................     1,890     76,219
    Miwon Commercial Co., Ltd.............................       716    110,376
    Miwon Specialty Chemical Co., Ltd.....................     1,041    266,714
#   MK Electron Co., Ltd..................................   101,002    653,129
#   MNTech Co., Ltd.......................................   110,847    531,050
#   Modetour Network, Inc.................................    62,361  2,091,045
#   Monalisa Co., Ltd.....................................    68,050    279,005
    Moorim P&P Co., Ltd...................................   160,953    869,561
#   Moorim Paper Co., Ltd.................................    98,440    364,352
#   Motonic Corp..........................................    73,502    734,306
#   Muhak Co., Ltd........................................    63,604  2,915,656
#   Namhae Chemical Corp..................................   149,878  1,459,938
#   Namsun Aluminum Co., Ltd..............................   321,997    307,937

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Namyang Dairy Products Co., Ltd.........................   1,390 $  877,488
#   Naturalendo Tech Co., Ltd...............................  83,266  1,679,338
#   Neowiz Games Corp.......................................  84,844  1,564,559
    NEOWIZ HOLDINGS Corp....................................  24,844    428,540
#   NEPES Corp.............................................. 104,343    591,785
#   Nexen Corp..............................................  33,168  2,468,282
#   Nexen Tire Corp......................................... 200,617  2,400,324
#   Nexolon Co., Ltd........................................   2,976      3,616
#   Nexon GT Co., Ltd.......................................  80,972    994,531
#   NICE Holdings Co., Ltd..................................  97,402  1,850,923
    NICE Information Service Co., Ltd....................... 206,717  2,169,274
#   NK Co., Ltd............................................. 179,908  1,046,083
#   Nong Shim Holdings Co., Ltd.............................   9,337    995,529
#   Nong Woo Bio Co., Ltd...................................  45,420    872,931
#   NongShim Co., Ltd.......................................  19,606  5,210,543
#   Noroo Holdings Co., Ltd.................................  12,360    346,376
#   NOROO Paint & Coatings Co., Ltd.........................  52,398    739,683
    NPC.....................................................  56,060    302,034
    OCI Materials Co., Ltd..................................  35,023  3,980,604
#   OPTRON-TEC, Inc.........................................  86,759    389,929
#   Orientbio, Inc.......................................... 706,011    859,041
#   OSANGJAIEL Co., Ltd.....................................  26,528    393,934
#   Osstem Implant Co., Ltd.................................  60,174  3,076,048
#   Osung LST Co., Ltd......................................  24,751     12,666
    Ottogi Corp.............................................   5,156  3,632,087
#   Paik Kwang Industrial Co., Ltd.......................... 127,006    299,962
#   Pan Ocean Co., Ltd......................................  13,688     50,768
#   Pan-Pacific Co., Ltd.................................... 164,180    572,761
    Pang Rim Co., Ltd.......................................   8,619    239,687
#   PaperCorea, Inc......................................... 688,918    565,604
#   Partron Co., Ltd........................................ 228,142  1,579,031
#   Pharmicell Co., Ltd..................................... 146,444    803,148
    Poongsan Corp........................................... 144,872  3,263,231
#   Poongsan Holdings Corp..................................  26,213    901,200
#   POSCO Chemtech Co., Ltd................................. 119,219  1,155,612
    POSCO Coated & Color Steel Co., Ltd.....................   2,498     36,454
#   Posco ICT Co., Ltd...................................... 301,412  1,306,740
#   Posco M-Tech Co., Ltd................................... 120,392    249,962
#   Posco Plantec Co., Ltd..................................  16,494     24,529
#   Power Logics Co., Ltd................................... 153,415    519,272
#   PSK, Inc................................................  58,750    549,978
#   Pulmuone Co., Ltd.......................................   6,862  1,379,333
#   Pyeong Hwa Automotive Co., Ltd..........................  70,608    653,415
#   Redrover Co., Ltd....................................... 147,979  1,734,557
    Reyon Pharmaceutical Co., Ltd...........................  23,194    707,791
#   RFsemi Technologies, Inc................................  30,415    183,214
#   RFTech Co., Ltd.........................................  56,309    315,295
#   Romanson Co., Ltd.......................................  49,559    630,832
#   S&C Engine Group, Ltd................................... 305,518    418,526
    S&T Corp................................................   5,003     89,957
    S&T Dynamics Co., Ltd................................... 160,725  1,597,706
#   S&T Holdings Co., Ltd...................................  37,093    734,471
    S&T Motiv Co., Ltd......................................  50,410  2,747,504

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   S-Energy Co., Ltd.......................................  59,160 $  381,445
#   S-MAC Co., Ltd..........................................  85,869    573,592
#   Saeron Automotive Corp..................................   2,640     19,987
#   Sajo Industries Co., Ltd................................  13,633  1,165,642
    SAJOHAEPYO Corp.........................................     574      9,943
    Sam Young Electronics Co., Ltd..........................  63,000    744,027
#   Sam Yung Trading Co., Ltd...............................  55,956    952,770
#   Samchully Co., Ltd......................................  15,646  1,676,165
#   Samho Development Co., Ltd..............................  75,697    220,899
#   Samho International Co., Ltd............................  31,619    685,703
#   SAMHWA Paints Industrial Co., Ltd.......................  57,633  1,007,571
#   Samick Musical Instruments Co., Ltd..................... 382,196  1,512,397
#   Samick THK Co., Ltd.....................................  48,890    335,030
#   Samjin Pharmaceutical Co., Ltd..........................  59,596  1,523,427
#   Samkwang Glass..........................................  19,483  1,655,042
#   Samlip General Foods Co., Ltd...........................   5,367  1,594,703
    Samsung Fine Chemicals Co., Ltd......................... 123,140  3,621,842
#   SAMT Co., Ltd...........................................  76,958    141,344
#   Samyang Foods Co., Ltd..................................  17,230    325,193
#   Samyang Holdings Corp...................................  21,745  3,568,807
#   Samyang Tongsang Co., Ltd...............................  10,193  1,014,043
#   Samyoung Chemical Co., Ltd.............................. 173,170    265,264
#   Sangbo Corp............................................. 109,135    442,001
#   Sapphire Technology Co., Ltd............................  42,273    528,165
    Satrec Initiative Co., Ltd..............................   9,000    198,090
#   Savezone I&C Corp.......................................  62,674    329,776
#   SBI Investment Korea Co., Ltd........................... 363,676    288,019
    SBS Contents Hub Co., Ltd...............................  50,267    633,433
#   SBS Media Holdings Co., Ltd............................. 277,535    867,332
#   SBW..................................................... 568,070    625,564
    Seah Besteel Corp.......................................  87,900  2,491,447
    SeAH Holdings Corp......................................   4,811    820,263
    SeAH Steel Corp.........................................  17,840  1,045,505
#   Sebang Co., Ltd.........................................  57,074    898,575
#   Seegene, Inc............................................  58,471  2,948,307
#   Sejong Industrial Co., Ltd..............................  70,108    614,841
#   Sempio Foods Co.........................................  11,762    696,298
#   Seobu T&D...............................................  73,518  1,683,791
#   Seohan Co., Ltd......................................... 327,758    764,398
#   Seohee Construction Co., Ltd............................ 889,273  1,010,600
#   Seoul Semiconductor Co., Ltd............................ 189,938  2,571,699
#   SEOWONINTECH Co., Ltd...................................  58,761    584,098
#   Seoyon Co., Ltd......................................... 118,432  1,203,349
#   Sewon Cellontech Co., Ltd............................... 146,454    775,171
    Sewon Precision Industry Co., Ltd.......................  21,670    464,803
#   SEWOONMEDICAL Co., Ltd.................................. 109,964    576,892
#   SFA Engineering Corp....................................  58,145  2,087,350
#   SG Corp................................................. 865,420    638,286
#   SH Energy & Chemical Co., Ltd........................... 527,381    765,771
#   Shin Poong Pharmaceutical Co., Ltd...................... 166,467    692,638
#   Shinil Industrial Co., Ltd.............................. 280,106    359,130
    Shinsegae Co., Ltd......................................  11,880  2,112,092
    Shinsegae Engineering & Construction Co., Ltd...........   7,464    380,320

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  SOUTH KOREA -- (Continued)
      Shinsegae Information & Communication Co., Ltd....     6,991 $1,058,981
  #   Shinsegae International Co., Ltd..................    14,823  1,738,999
  #   Shinsung Solar Energy Co., Ltd....................   269,802    289,359
  #   Shinsung Tongsang Co., Ltd........................   705,326    943,760
  #   Shinwha Intertek Corp.............................   128,714    280,703
  #   Shinwon Corp......................................   192,604    282,587
      Shinyoung Securities Co., Ltd.....................    14,050    643,193
  #   Signetics Corp....................................   297,153    381,139
  #   SIGONG TECH Co., Ltd..............................    67,831    404,886
      Silicon Works Co., Ltd............................    70,469  2,048,735
  #   Silla Co., Ltd....................................    38,828    733,908
  #   Simm Tech Co., Ltd................................   134,508  1,087,421
  #   SIMPAC, Inc.......................................    82,218    429,073
      Sindoh Co., Ltd...................................    10,939    561,613
  #   SJM Co., Ltd......................................    49,393    276,703
  #   SK Chemicals Co., Ltd.............................    87,656  5,302,613
  #   SK Communications Co., Ltd........................   103,928    863,547
  #   SK Gas, Ltd.......................................    23,146  1,674,839
  #   SK Securities Co., Ltd............................ 1,947,663  2,174,120
      SK Telecom Co., Ltd...............................     6,678  1,433,190
      SKC Co., Ltd......................................   144,875  4,420,166
  #   SKC Solmics Co., Ltd..............................    43,587     78,273
      SL Corp...........................................    77,273  1,016,576
  #   SM Culture & Contents Co., Ltd....................    59,505    127,731
  #   SM Entertainment Co...............................    93,334  2,528,659
  #   Solborn, Inc......................................    88,180    603,409
      Solco Biomedical Co., Ltd.........................    56,341     67,477
  #   Solid, Inc........................................   101,535    510,058
  #   Songwon Industrial Co., Ltd.......................   100,166    877,151
  #   Soulbrain Co., Ltd................................    57,380  2,082,440
      Ssangyong Cement Industrial Co., Ltd..............   118,503  2,038,249
      Steel Flower Co., Ltd.............................    62,419     79,899
  #   STS Semiconductor & Telecommunications............   300,260    741,597
  #   STX Corp..........................................     1,861      6,617
  #   STX Engine Co., Ltd...............................    14,389     86,200
  #   Suheung Co., Ltd..................................    36,385  1,514,922
      Sun Kwang Co., Ltd................................    15,705    321,765
  #   Sunchang Corp.....................................    37,052    690,234
  #   Sung Kwang Bend Co., Ltd..........................   107,397    955,768
  #   Sungchang Enterprise Holdings, Ltd................    31,117    986,934
  #   Sungshin Cement Co., Ltd..........................   128,974  1,651,968
      Sungwoo Hitech Co., Ltd...........................   218,231  1,682,233
  #   Sunjin Co., Ltd...................................    25,877    718,253
  #   Sunny Electronics Corp............................    81,771    165,681
  #   Suprema, Inc......................................    68,452  1,190,062
  #   Synopex, Inc......................................   329,126    481,028
      Tae Kyung Industrial Co., Ltd.....................    39,841    214,006
      Taekwang Industrial Co., Ltd......................     2,106  2,187,032
  #   Taewoong Co., Ltd.................................    63,464    943,635
  #   Taeyoung Engineering & Construction Co., Ltd......   242,962  1,410,698
  #   Taihan Electric Wire Co., Ltd.....................    37,983     81,150
      Taihan Textile Co., Ltd...........................       844     93,976
  #   Tailim Packaging Industrial Co., Ltd..............   195,880    631,669

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  SOUTH KOREA -- (Continued)
  #   TCC Steel.........................................    40,253 $   74,073
  #   TechWing, Inc.....................................    54,511    529,406
  #   Tera Semicon Co., Ltd.............................    45,083    770,199
  #   TES Co., Ltd......................................    40,294    520,211
  #   Theragen Etex Co., Ltd............................    31,067    245,461
      Thinkware Systems Corp............................    15,438    218,859
  #   TK Chemical Corp..................................   283,667    686,269
  #   TK Corp...........................................    78,975    697,208
      Tokai Carbon Korea Co., Ltd.......................     3,229     56,078
  #   Tong Yang Moolsan Co., Ltd........................    22,590    186,138
  #   Tongyang Life Insurance...........................   212,493  2,764,190
  #   Top Engineering Co., Ltd..........................    43,811    225,073
  #   Toptec Co., Ltd...................................    35,047    696,116
  #   Tovis Co., Ltd....................................    78,732    564,105
  #   Trais Co., Ltd....................................    24,456     68,800
  #   TS Corp...........................................    26,872    642,749
  #   UBCare Co., Ltd...................................   114,049    299,409
  #   Ubiquoss, Inc.....................................    79,861    993,301
      Ubivelox, Inc.....................................    15,537    192,995
      UI Display Co., Ltd...............................     7,703     21,547
  #   Uju Electronics Co., Ltd..........................    42,498    447,015
  #   Unid Co., Ltd.....................................    29,423  1,391,491
  #   Uniquest Corp.....................................    36,006    123,755
  #   Unison Co., Ltd...................................    68,242    137,057
  #   Value Added Technologies Co., Ltd.................    41,298  1,049,481
  #   Very Good Leisure Co., Ltd........................    25,853    333,363
  #   Vieworks Co., Ltd.................................    39,832  1,369,899
  #   Visang Education, Inc.............................    40,365    326,510
  #   Webzen, Inc.......................................    53,757  1,493,395
  #   WeMade Entertainment Co., Ltd.....................    27,945  1,295,631
  #   Whanin Pharmaceutical Co., Ltd....................    43,130    899,834
  #   WillBes & Co. (The)...............................   319,383    462,915
  #   WiSoL Co., Ltd....................................    96,855  1,086,017
  #   WONIK CUBE Corp...................................    20,753     59,312
  #   Wonik IPS Co., Ltd................................   284,525  2,982,727
  #   Wonik Materials Co., Ltd..........................    15,661    931,602
  #   Woojeon & Handan Co., Ltd.........................    90,141     98,218
  #   Woongjin Co., Ltd.................................   292,655    739,963
  #   Woongjin Energy Co., Ltd..........................   324,645    429,758
      Woongjin Thinkbig Co., Ltd........................   122,254    997,586
  #   Wooree ETI Co., Ltd...............................   163,783    284,892
  #   Woori Investment Bank Co., Ltd.................... 3,027,946  1,714,338
      WooSung Feed Co., Ltd.............................    86,370    243,492
  #   Y G-1 Co., Ltd....................................    89,329    972,247
      YESCO Co., Ltd....................................    14,192    500,336
  #   YG Entertainment, Inc.............................    46,549  2,114,143
  #   Yoosung Enterprise Co., Ltd.......................   142,242    549,558
  #   Youlchon Chemical Co., Ltd........................    64,528    659,526
  #   Young Heung Iron & Steel Co., Ltd.................   287,784    553,765
      Young Poong Corp..................................     1,885  2,197,064
  *   Young Poong Mining & Construction Corp............     1,580         --
  #   Young Poong Precision Corp........................    81,590    691,087

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
 SOUTH KOREA -- (Continued)
     Youngone Holdings Co., Ltd........................    30,962 $  2,327,698
 #   Yuanta Securities Korea Co., Ltd..................    12,966       60,502
     Yuhan Corp........................................    16,626    3,837,905
     YuHwa Securities Co., Ltd.........................    13,060      161,433
 #   Yungjin Pharmaceutical Co., Ltd...................   518,217    1,010,744
 *   ZeroOne Interactive Co., Ltd......................     3,200           --
                                                                  ------------
 TOTAL SOUTH KOREA.....................................            757,308,454
                                                                  ------------
 TAIWAN -- (12.2%)
 #   A-DATA Technology Co., Ltd........................ 1,408,879    1,472,929
 #   Ability Enterprise Co., Ltd....................... 3,031,076    1,349,542
 #   AcBel Polytech, Inc............................... 3,000,599    1,762,033
 #   Accton Technology Corp............................ 3,653,763    1,511,918
     Ace Pillar Co., Ltd...............................   239,008       90,495
     ACES Electronic Co., Ltd..........................   632,000      373,448
 #   ACHEM Technology Corp............................. 1,673,860      723,666
     Acme Electronics Corp.............................   529,000      223,258
 #   Acter Co., Ltd....................................   220,000      545,448
     Action Electronics Co., Ltd.......................   761,635      103,069
 #   Actron Technology Corp............................   434,150    1,363,198
     Addcn Technology Co., Ltd.........................     7,800       76,715
 #   Adlink Technology, Inc............................   654,262    1,789,391
 #   Advanced Ceramic X Corp...........................   256,000    1,701,798
 #   Advanced Connectek, Inc........................... 1,479,000      260,131
     Advanced International Multitech Co., Ltd.........   501,000      316,541
     Advanced Power Electronics Corp...................    84,000       55,033
 #   Advanced Wireless Semiconductor Co................   885,000    2,435,980
 #   Advancetek Enterprise Co., Ltd....................   888,917      607,997
 #   AGV Products Corp................................. 3,484,801      847,307
 #   AimCore Technology Co., Ltd.......................   334,589      157,421
 #   Alcor Micro Corp..................................   391,000      293,669
     ALI Corp.......................................... 2,271,000      939,712
 #   Allis Electric Co., Ltd...........................    54,000       13,645
 #   Alltek Technology Corp............................   503,640      455,334
 #   Alltop Technology Co., Ltd........................   292,000      182,427
     Alpha Networks, Inc............................... 2,183,763    1,074,893
 #   Altek Corp........................................ 2,017,945    1,618,671
     Ambassador Hotel (The)............................ 1,588,000    1,334,857
 #   AMPOC Far-East Co., Ltd...........................   613,444      392,159
 #   AmTRAN Technology Co., Ltd........................ 4,567,951    2,518,580
 #   Anpec Electronics Corp............................   602,590      370,333
 #   Apacer Technology, Inc............................ 1,001,576      532,950
     APCB, Inc.........................................   990,000      453,109
 #   Apex Biotechnology Corp...........................   638,483      819,504
 #   Apex International Co., Ltd.......................   753,293    1,071,809
 #   Apex Medical Corp.................................   393,500      487,245
 #   Apex Science & Engineering........................ 1,005,897      323,077
 #   Arcadyan Technology Corp..........................   921,718      712,500
 #   Ardentec Corp..................................... 2,717,642    1,828,278
 #   Arima Communications Corp......................... 1,410,719      442,536
 #   Asia Optical Co., Inc............................. 1,578,000    1,289,049
 #   Asia Plastic Recycling Holding, Ltd............... 1,005,842      469,971
 #   Asia Polymer Corp................................. 1,826,458      891,571

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Asia Vital Components Co., Ltd....................  2,146,058 $1,475,783
      ASPEED Technology, Inc............................     23,000    217,147
  #   ASROCK, Inc.......................................    270,000    422,821
  #   Aten International Co., Ltd.......................    604,479  1,542,446
  #   Audix Corp........................................    626,600    631,593
  #   Aurora Corp.......................................    688,499  1,116,539
  #   AV Tech Corp......................................    252,000    196,563
  #   Avermedia Technologies............................    816,446    262,049
  #   Avision, Inc......................................    960,000    212,856
  #   AVY Precision Technology, Inc.....................    263,000    410,115
  #   Awea Mechantronic Co., Ltd........................    260,200    246,496
      Bank of Kaohsiung Co., Ltd........................  2,470,651    711,649
  #   Basso Industry Corp...............................    581,000    722,584
  #   BenQ Materials Corp...............................  1,131,000    600,706
      BES Engineering Corp.............................. 10,018,750  2,718,351
      Bin Chuan Enterprise Co., Ltd.....................     79,015     25,706
      Bionet Corp.......................................    191,000    183,128
      Bionime Corp......................................     49,000    103,366
      Biostar Microtech International Corp..............  1,034,975    233,482
      Bioteque Corp.....................................    315,000  1,008,698
  #   Bizlink Holding, Inc..............................    517,531  2,331,431
  #   Boardtek Electronics Corp.........................    783,000    770,723
      Bright Led Electronics Corp.......................    890,520    277,039
  #   C Sun Manufacturing, Ltd..........................    873,221    468,685
  #   Cameo Communications, Inc.........................  1,147,818    150,132
  #   Capital Securities Corp........................... 12,741,142  3,910,890
  #   Career Technology MFG. Co., Ltd...................  2,090,000  1,650,188
  #   Carnival Industrial Corp..........................  1,753,000    384,561
      Cathay Chemical Works.............................     30,000     15,618
      Cathay Real Estate Development Co., Ltd...........  4,897,000  2,364,977
  #   Celxpert Energy Corp..............................    164,000     98,158
      Central Reinsurance Co., Ltd......................    919,410    462,413
  #   ChainQui Construction Development Co., Ltd........    379,083    288,449
  #   Chaintech Technology Corp.........................    222,230    115,387
      Champion Building Materials Co., Ltd..............  2,108,851    500,832
      Champion Microelectronic Corp.....................     35,000     44,338
  #   Chang Wah Electromaterials, Inc...................    267,673    705,211
      Channel Well Technology Co., Ltd..................    999,000    462,268
  #   Charoen Pokphand Enterprise.......................  1,138,350    913,166
  #   Chaun-Choung Technology Corp......................    456,000    905,978
      CHC Resources Corp................................    390,348    826,312
  #   Chen Full International Co., Ltd..................    610,000    816,630
  #   Chenbro Micom Co., Ltd............................    424,000    427,155
      Cheng Fwa Industrial Co., Ltd.....................     66,000     24,055
  #   Cheng Loong Corp..................................  5,555,383  1,996,575
  #   Cheng Uei Precision Industry Co., Ltd.............  2,933,331  4,103,226
  #   Chenming Mold Industry Corp.......................    470,437    279,155
  #   Chia Chang Co., Ltd...............................    897,000    579,695
  #   Chia Hsin Cement Corp.............................  2,128,121    728,443
  #   Chien Kuo Construction Co., Ltd...................  1,568,312    502,400
      Chien Shing Stainless Steel Co., Ltd..............    585,000     60,055
  #   Chilisin Electronics Corp.........................    559,315    784,832
  #   Chime Ball Technology Co., Ltd....................    163,000    291,469
  #   Chimei Materials Technology Corp..................  1,476,900    950,556

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Chin-Poon Industrial Co., Ltd.....................  2,411,207 $3,087,074
      China Chemical & Pharmaceutical Co., Ltd..........  1,874,000  1,169,270
  #   China Ecotek Corp.................................    200,000    392,226
  #   China Electric Manufacturing Corp.................  1,710,900    422,866
  #   China General Plastics Corp.......................  2,379,105    819,004
      China Glaze Co., Ltd..............................    804,139    260,354
  #   China Man-Made Fiber Corp.........................  5,236,879  1,361,185
      China Metal Products..............................  1,753,603  1,535,978
      China Motor Corp..................................    299,609    217,897
  #   China Petrochemical Development Corp.............. 18,244,000  4,996,610
  #   China Steel Chemical Corp.........................    127,554    467,301
  #   China Steel Structure Co., Ltd....................    655,000    398,657
  #   China Synthetic Rubber Corp.......................  2,944,563  2,818,921
  *   China United Trust & Investment Corp..............    164,804         --
      China Wire & Cable Co., Ltd.......................    711,000    259,056
      Chinese Maritime Transport, Ltd...................    722,850    647,833
      Chipbond Technology Corp..........................    236,000    354,765
      ChipMOS TECHNOLOGIES, Inc.........................     70,286     65,925
  #   Chlitina Holding, Ltd.............................    120,000    930,158
  #   Chong Hong Construction Co., Ltd..................    937,778  1,718,351
  *   Chou Chin Industrial Co., Ltd.....................        825         --
  #   Chroma ATE, Inc...................................  1,786,821  3,625,738
      Chun YU Works & Co., Ltd..........................  1,382,000    590,956
  #   Chun Yuan Steel...................................  2,283,529    711,340
      Chung Hung Steel Corp.............................  5,814,979    838,448
  #   Chung Hwa Pulp Corp...............................  3,146,031    861,131
      Chung-Hsin Electric & Machinery Manufacturing
        Corp............................................  2,618,375  1,428,121
      Chunghwa Chemical Synthesis & Biotech Co., Ltd....    287,000    284,965
  #   Chunghwa Picture Tubes, Ltd....................... 16,151,000    512,859
      Chyang Sheng Dyeing & Finishing Co., Ltd..........    297,000    165,498
      Cleanaway Co., Ltd................................    502,000  2,416,073
      Clevo Co..........................................  2,495,200  2,472,718
  #   CMC Magnetics Corp................................ 18,394,960  1,798,023
  #   CoAsia Microelectronics Corp......................    703,500    423,919
      Coland Holdings, Ltd..............................     52,000     93,317
      Collins Co., Ltd..................................    618,431    244,778
      Compeq Manufacturing Co., Ltd.....................  6,824,000  4,498,895
      Concord Securities Co., Ltd.......................  3,588,000    757,419
      Continental Holdings Corp.........................  3,343,320    981,845
      Coretronic Corp...................................  3,652,750  2,901,366
      Cosmo Electronics Corp............................     23,137     22,639
  #   Coxon Precise Industrial Co., Ltd.................    820,000  1,458,557
  #   Creative Sensor, Inc..............................     85,000     50,551
  #   Crystalwise Technology, Inc.......................    764,302    302,246
  #   CSBC Corp. Taiwan.................................  3,066,610  1,322,317
  #   Cub Elecparts, Inc................................    171,638  1,715,259
  #   CviLux Corp.......................................    581,039    594,226
  #   Cyberlink Corp....................................    537,697  1,209,072
  #   CyberPower Systems, Inc...........................    264,000    519,302
      CyberTAN Technology, Inc..........................  1,130,779    647,776
  #   D-Link Corp.......................................  4,990,668  1,596,255
  #   DA CIN Construction Co., Ltd......................  1,007,711    508,149
  #   Da-Li Development Co., Ltd........................    882,206    921,165

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      Dafeng TV, Ltd....................................    345,540 $  586,782
  #   Danen Technology Corp.............................  2,794,000    650,143
  #   Darfon Electronics Corp...........................  1,833,550    841,427
  #   Darwin Precisions Corp............................  2,422,635    826,272
  #   Davicom Semiconductor, Inc........................     52,888     38,366
      Daxin Materials Corp..............................    246,750    264,177
  #   De Licacy Industrial Co., Ltd.....................    169,000    154,855
  #   Delpha Construction Co., Ltd......................    991,931    534,569
  #   Depo Auto Parts Ind Co., Ltd......................    589,000  1,811,003
  *   Der Pao Construction Co., Ltd.....................    476,000         --
  #   DFI, Inc..........................................    514,524    675,896
  #   Dimerco Express Corp..............................    744,000    417,161
  #   Dynacolor, Inc....................................    316,000    481,445
      Dynamic Electronics Co., Ltd......................  1,908,321    605,452
  #   Dynapack International Technology Corp............    922,000  1,489,567
  #   E Ink Holdings, Inc...............................  6,045,000  2,366,347
  #   E-Lead Electronic Co., Ltd........................    507,942    647,719
  #   E-Life Mall Corp..................................    431,000    806,303
  #   E-Ton Solar Tech Co., Ltd.........................  2,396,209    873,314
      Eastern Media International Corp..................  3,093,889    456,283
  #   Edimax Technology Co., Ltd........................  1,370,108    390,732
  #   Edison Opto Corp..................................    871,000    507,966
  #   Edom Technology Co., Ltd..........................    919,553    669,542
  #   eGalax_eMPIA Technology, Inc......................    323,660    592,386
  #   Elan Microelectronics Corp........................  2,557,715  2,665,155
      Elite Advanced Laser Corp.........................    531,600  1,919,861
      Elite Material Co., Ltd...........................  1,744,350  3,598,889
  #   Elite Semiconductor Memory Technology, Inc........  1,573,200  1,452,659
  #   Elitegroup Computer Systems Co., Ltd..............  2,202,254  1,462,108
  #   eMemory Technology, Inc...........................    429,000  4,801,500
      Emerging Display Technologies Corp................    829,000    172,194
  #   ENG Electric Co., Ltd.............................  1,116,794    531,618
      EnTie Commercial Bank Co., Ltd....................  2,016,603    864,306
  #   Entire Technology Co., Ltd........................    636,000    275,347
      Episil Holdings, Inc..............................    892,000    208,167
      Eslite Spectrum Corp. (The).......................     10,000     49,735
      Eson Precision Ind. Co., Ltd......................    137,000    146,767
  #   Eternal Materials Co., Ltd........................  3,820,647  3,723,224
  #   Etron Technology, Inc.............................  1,395,000    600,732
  #   Everest Textile Co., Ltd..........................  1,778,562    871,173
      Evergreen International Storage & Transport Corp..  3,658,000  1,675,022
  #   Everlight Chemical Industrial Corp................  3,378,720  2,052,094
  #   Everlight Electronics Co., Ltd....................  2,598,000  3,433,366
  #   Everspring Industry Co., Ltd......................    168,000    126,278
      Excelsior Medical Co., Ltd........................    593,654    803,311
      Far Eastern Department Stores Ltd.................  3,350,000  1,894,172
      Far Eastern International Bank.................... 11,868,317  4,101,423
  #   Faraday Technology Corp...........................  2,274,648  2,307,943
  #   Farglory F T Z Investment Holding Co., Ltd........    541,000    250,586
  #   Farglory Land Development Co., Ltd................  1,355,000  1,274,025
  #   Federal Corp......................................  3,121,489  1,379,734
  #   Feedback Technology Corp..........................    235,000    433,492
      Feng Hsin Iron & Steel Co.........................  2,756,100  3,168,635

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  TAIWAN -- (Continued)
      Fine Blanking & Tool Co., Ltd.....................    13,000 $   18,930
  #   First Copper Technology Co., Ltd..................   929,000    224,125
  #   First Hotel.......................................   818,424    551,048
      First Insurance Co, Ltd. (The).................... 1,157,179    520,618
  #   First Steamship Co., Ltd.......................... 2,597,218    925,563
  #   FLEXium Interconnect, Inc......................... 1,299,379  4,351,012
  #   Flytech Technology Co., Ltd.......................   650,698  2,357,293
  #   FocalTech Systems Co., Ltd........................   628,000    487,435
      Formosa Advanced Technologies Co., Ltd............ 1,096,000    622,148
  #   Formosa International Hotels Corp.................    97,067    684,762
      Formosa Laboratories, Inc.........................   465,000    742,426
  #   Formosa Oilseed Processing Co., Ltd...............   708,567    496,723
  #   Formosa Optical Technology Co., Ltd...............   165,000    376,174
      Formosan Rubber Group, Inc........................ 2,943,000  2,034,687
  #   Formosan Union Chemical........................... 1,222,218    507,513
  #   Fortune Electric Co., Ltd.........................   699,078    329,400
      Founding Construction & Development Co., Ltd...... 1,156,546    665,119
      Foxlink Image Technology Co., Ltd.................   779,000    407,063
  #   Froch Enterprise Co., Ltd......................... 1,158,000    393,011
  #   FSP Technology, Inc............................... 1,285,887    656,251
  #   Fulgent Sun International Holding Co., Ltd........   173,000    175,935
  #   Fullerton Technology Co., Ltd.....................   620,600    477,431
  #   Fulltech Fiber Glass Corp......................... 2,124,083    720,214
  #   Fwusow Industry Co., Ltd..........................   823,751    393,769
      G Shank Enterprise Co., Ltd.......................   856,281    570,803
  #   G Tech Optoelectronics Corp....................... 1,375,000    612,320
  #   Gallant Precision Machining Co., Ltd.............. 1,195,000    436,198
  #   Gamania Digital Entertainment Co., Ltd............   669,000    821,419
      GEM Terminal Industrial Co., Ltd..................    23,386      6,446
  #   Gemtek Technology Corp............................ 2,508,219  1,278,318
      General Plastic Industrial Co., Ltd...............   199,553    201,476
  #   Genesis Photonics, Inc............................ 2,540,990    799,324
  #   Genius Electronic Optical Co., Ltd................   485,427    940,083
      Genmont Biotech, Inc..............................    48,000     35,611
  #   GeoVision, Inc....................................   359,079    937,705
      Getac Technology Corp............................. 2,607,360  1,751,587
  #   Giantplus Technology Co., Ltd..................... 1,585,900    331,857
      Giga Solution Tech Co., Ltd.......................   655,446    363,376
  #   Gigabyte Technology Co., Ltd...................... 3,670,800  2,920,032
  #   Gigasolar Materials Corp..........................   158,880  2,589,225
  #   Gigastorage Corp.................................. 2,094,561  1,326,769
  #   Gintech Energy Corp............................... 3,308,303  1,957,076
  #   Global Brands Manufacture, Ltd.................... 2,145,359    444,956
  #   Global Lighting Technologies, Inc.................   548,000    588,611
  #   Global Mixed Mode Technology, Inc.................   519,000    996,437
  #   Global Unichip Corp...............................   610,000  1,385,509
      Globalwafers Co., Ltd.............................    90,382    225,284
      Globe Union Industrial Corp....................... 1,470,914    529,580
  #   Gloria Material Technology Corp................... 3,288,565  1,682,286
  #   Glory Science Co., Ltd............................   330,296    571,161
  #   Glotech Industrial Corp...........................   465,000     57,759
  #   Gold Circuit Electronics, Ltd..................... 2,647,227    923,579
  #   Good Will Instrument Co., Ltd.....................   226,542    114,236

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Gourmet Master Co., Ltd...........................    376,000 $1,746,092
  #   Grand Pacific Petrochemical.......................  7,007,000  3,511,965
  #   Grape King Bio, Ltd...............................    619,000  4,162,648
      Great China Metal Industry........................  1,001,000    853,321
  #   Great Taipei Gas Co., Ltd.........................  1,640,000  1,184,800
  #   Great Wall Enterprise Co., Ltd....................  3,707,774  2,481,544
      Greatek Electronics, Inc..........................    897,000    851,779
  #   Green Energy Technology, Inc......................  2,304,457  1,038,759
  #   Green Seal Holding, Ltd...........................    138,000    549,625
  #   GTM Holdings Corp.................................  1,009,000    376,971
      Hakers Enterprise Co., Ltd........................     84,000    225,384
      Hannstar Board Corp...............................  2,209,049    625,248
  #   HannStar Display Corp............................. 21,641,506  2,688,946
      HannsTouch Solution, Inc..........................  6,241,130    738,699
  #   Harvatek Corp.....................................  1,061,623    379,286
  #   Hey Song Corp.....................................  1,981,750  2,065,822
  #   Hi-Clearance, Inc.................................    185,000    530,148
  #   Hiroca Holdings, Ltd..............................    353,448    898,799
      HiTi Digital, Inc.................................    932,935    411,510
  #   Hitron Technology, Inc............................  1,757,213    657,845
      Hiyes International Co., Ltd......................      5,043      6,461
  #   Ho Tung Chemical Corp.............................  5,439,400  1,188,588
  #   Hocheng Corp......................................  2,223,700    562,308
      Hold-Key Electric Wire & Cable Co., Ltd...........    205,908     43,437
  #   Holiday Entertainment Co., Ltd....................    415,800    844,617
  #   Holtek Semiconductor, Inc.........................  1,145,000  1,667,594
      Holy Stone Enterprise Co., Ltd....................  1,277,728  1,569,266
  #   Hong TAI Electric Industrial......................  1,306,000    356,423
      Hong YI Fiber Industry Co.........................     75,652     76,699
      Horizon Securities Co., Ltd.......................  2,760,000    507,323
  #   Hota Industrial Manufacturing Co., Ltd............  1,125,128  3,333,029
      Hsin Kuang Steel Co., Ltd.........................  1,388,443    631,819
  #   Hsin Yung Chien Co., Ltd..........................    246,100    542,758
      Hsing TA Cement Co................................    620,000    219,789
  #   Hu Lane Associate, Inc............................    470,866  1,789,653
  #   HUA ENG Wire & Cable..............................  2,359,565    592,826
  #   Huaku Development Co., Ltd........................  1,706,816  2,849,714
      Huang Hsiang Construction Corp....................    735,800    697,358
      Hung Ching Development & Construction Co., Ltd....    730,000    421,018
      Hung Poo Real Estate Development Corp.............  1,829,185  1,303,838
      Hung Sheng Construction, Ltd......................  3,037,400  1,481,996
  #   Huxen Corp........................................    315,244    443,332
  #   Hwa Fong Rubber Co., Ltd..........................  1,629,010    649,855
  #   Hwacom Systems, Inc...............................    564,000    198,425
  #   I-Chiun Precision Industry Co., Ltd...............  1,266,313    430,039
  #   I-Sheng Electric Wire & Cable Co., Ltd............    664,000    700,324
  #   Ibase Technology, Inc.............................    695,560  1,183,088
  #   Ichia Technologies, Inc...........................  2,260,000  1,418,367
  #   Ideal Bike Corp...................................    949,263    391,105
  #   IEI Integration Corp..............................     83,209    115,874
  #   ILI Technology Corp...............................    563,383    803,786
      Infortrend Technology, Inc........................  1,559,163    691,982
  #   Inpaq Technology Co., Ltd.........................    398,000    290,732

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  TAIWAN -- (Continued)
      Insyde Software Corp..............................   107,000 $  107,928
      Iron Force Industrial Co., Ltd....................   159,000    695,970
  #   ITE Technology, Inc...............................   890,095    712,402
      ITEQ Corp......................................... 1,673,614    985,856
  #   J Touch Corp......................................   920,000    297,795
      Janfusun Fancyworld Corp..........................   823,564     94,793
  #   Jentech Precision Industrial Co., Ltd.............   447,868    624,932
      Jess-Link Products Co., Ltd.......................   970,900  1,028,606
      Jih Sun Financial Holdings Co., Ltd............... 7,044,843  1,798,656
  #   Johnson Health Tech Co., Ltd......................   585,331  1,271,002
  #   K Laser Technology, Inc........................... 1,058,000    458,926
  #   Kang Na Hsiung Enterprise Co., Ltd................   559,020    203,096
  #   Kao Hsing Chang Iron & Steel......................   509,600    140,826
  #   Kaori Heat Treatment Co., Ltd.....................   499,270    690,450
  #   Kaulin Manufacturing Co., Ltd.....................   875,330    463,602
  #   KD Holding Corp...................................   128,000    677,077
  #   KEE TAI Properties Co., Ltd....................... 2,737,473  1,514,810
  #   Kenmec Mechanical Engineering Co., Ltd............ 1,419,000    469,674
  #   Kerry TJ Logistics Co., Ltd....................... 1,696,000  1,843,374
  #   Kindom Construction Corp.......................... 2,544,000  1,497,929
      King Yuan Electronics Co., Ltd.................... 7,179,979  4,842,977
      King's Town Bank Co., Ltd......................... 3,003,701  2,512,864
  #   King's Town Construction Co., Ltd.................   943,210    733,682
  #   Kinik Co..........................................   771,000  1,223,846
  #   Kinko Optical Co., Ltd............................   997,000    456,750
  #   Kinpo Electronics................................. 8,020,157  2,524,202
  #   KMC Kuei Meng International, Inc..................   209,875    908,191
  #   KS Terminals, Inc.................................   803,482    863,448
  #   Kung Long Batteries Industrial Co., Ltd...........   363,000  1,440,522
  #   Kung Sing Engineering Corp........................ 1,962,000    656,246
  #   Kuo Toong International Co., Ltd.................. 1,037,000  1,203,521
  #   Kuoyang Construction Co., Ltd..................... 2,902,384  1,149,605
  #   Kwong Fong Industries Corp........................ 1,498,760    754,393
  #   KYE Systems Corp.................................. 1,734,381    551,390
  #   L&K Engineering Co., Ltd..........................   623,048    381,678
      LAN FA Textile.................................... 1,838,933    781,746
      Lanner Electronics, Inc...........................   326,000    350,373
      Laser Tek Taiwan Co., Ltd.........................    92,504     70,116
  #   LCY Chemical Corp................................. 2,195,383  1,287,188
  #   Leader Electronics, Inc...........................   926,000    278,418
  #   Leadtrend Technology Corp.........................   207,086    172,287
      Lealea Enterprise Co., Ltd........................ 4,677,892  1,335,982
  #   Ledlink Optics, Inc...............................   109,000    164,239
  #   Ledtech Electronics Corp..........................   592,000    187,399
      LEE CHI Enterprises Co., Ltd...................... 1,230,000    438,438
  #   Lelon Electronics Corp............................   597,000    435,483
  #   Leofoo Development Co., Ltd....................... 1,751,000    602,181
      LES Enphants Co., Ltd............................. 1,217,754    546,537
  #   Lextar Electronics Corp........................... 2,756,500  1,325,747
  #   Li Peng Enterprise Co., Ltd....................... 3,929,426  1,084,844
  #   Lian HWA Food Corp................................   446,883    447,461
  #   Lien Chang Electronic Enter.......................   476,000    240,957
  #   Lien Hwa Industrial Corp.......................... 3,670,676  2,430,877

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Lingsen Precision Industries, Ltd.................  2,622,506 $  844,238
      Lite-On Semiconductor Corp........................  1,591,539    944,441
      Long Bon International Co., Ltd...................  2,208,945  1,595,456
      Long Chen Paper Co., Ltd..........................  3,506,709  1,312,450
  #   Longwell Co.......................................  1,032,000    682,437
  #   Lotes Co., Ltd....................................    422,778  1,158,762
      Lucky Cement Corp.................................  1,606,000    508,690
  #   Lumax International Corp., Ltd....................    591,769    800,244
      Lung Yen Life Service Corp........................    231,000    563,551
  #   LuxNet Corp.......................................    263,000    534,105
  #   Macauto Industrial Co., Ltd.......................     88,000    351,206
  #   Macroblock, Inc...................................    200,000    270,983
  #   Macronix International............................ 25,469,481  3,755,445
      MacroWell OMG Digital Entertainment Co., Ltd......     38,000     60,238
  #   Mag Layers Scientific-Technics Co., Ltd...........    237,303    226,330
  #   Marketech International Corp......................    862,000    518,048
      Masterlink Securities Corp........................  7,148,896  2,123,798
      Mayer Steel Pipe Corp.............................    916,567    394,275
  #   Maywufa Co., Ltd..................................    170,322     71,849
  #   Meiloon Industrial Co.............................    393,809    154,382
      Mercuries & Associates Holding, Ltd...............  2,368,991  1,407,586
  #   Mercuries Life Insurance Co., Ltd.................  3,135,400  1,887,873
  #   Merry Electronics Co., Ltd........................  1,077,477  1,565,856
  #   Micro-Star International Co., Ltd.................  4,812,075  4,423,172
  #   Microbio Co., Ltd.................................  2,462,607  1,998,542
  #   Microelectronics Technology, Inc..................    739,019    195,324
  #   Microlife Corp....................................    249,600    596,835
      Mildef Crete, Inc.................................    154,000    171,985
      MIN AIK Technology Co., Ltd.......................  1,067,316  2,241,341
  #   Mirle Automation Corp.............................  1,090,959    894,691
  #   Mitac Holdings Corp...............................  2,729,000  2,348,382
  #   Mobiletron Electronics Co., Ltd...................    395,000    378,365
  #   Mosel Vitelic, Inc................................  2,344,014    197,753
  #   Motech Industries, Inc............................  2,211,000  3,075,441
  #   MPI Corp..........................................    430,000    846,231
  #   Nak Sealing Technologies Corp.....................    367,954    802,590
  #   Namchow Chemical Industrial Co., Ltd..............    931,000  2,077,965
  #   Nan Kang Rubber Tire Co., Ltd.....................  3,206,952  2,853,486
      Nan Liu Enterprise Co., Ltd.......................     75,000    378,914
      Nan Ren Lake Leisure Amusement Co., Ltd...........  1,290,000    425,232
  #   Nan Ya Printed Circuit Board Corp.................  1,624,000  1,664,964
      Nantex Industry Co., Ltd..........................  1,370,585    999,050
  #   National Petroleum Co., Ltd.......................    242,824    272,897
  #   Neo Solar Power Corp..............................  5,398,529  4,147,694
  #   Netronix, Inc.....................................    468,000    656,397
      New Asia Construction & Development Corp..........    732,835    166,396
  #   New Era Electronics Co., Ltd......................    534,000    330,613
  #   Newmax Technology Co., Ltd........................    644,009    397,302
  #   Nexcom International Co., Ltd.....................    661,094    608,556
      Nichidenbo Corp...................................    883,620    697,588
      Nien Hsing Textile Co., Ltd.......................  1,601,436  1,156,116
      Nishoku Technology, Inc...........................    171,000    206,498
  #   Nuvoton Technology Corp...........................    490,000    369,224

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      O-TA Precision Industry Co., Ltd..................     42,000 $   25,067
  #   Ocean Plastics Co., Ltd...........................    812,200    615,614
      OptoTech Corp.....................................  3,890,886  1,211,807
  #   Orient Semiconductor Electronics, Ltd.............  3,551,000  1,308,337
  #   Oriental Union Chemical Corp......................  3,413,267  2,246,229
  #   P-Two Industries, Inc.............................     49,000     14,758
  #   Pacific Construction Co...........................  1,679,921    872,485
  #   Pacific Hospital Supply Co., Ltd..................    425,000    730,950
      Pan Jit International, Inc........................  2,523,541    836,047
  #   Pan-International Industrial Corp.................  2,813,747  1,205,084
  #   Parade Technologies, Ltd..........................    346,401  2,912,899
  #   Paragon Technologies Co., Ltd.....................    482,246    783,772
  #   PChome Online, Inc................................    359,119  4,989,893
  #   Phihong Technology Co., Ltd.......................  1,895,901    589,949
  #   Phoenix Tours International, Inc..................    273,000    351,643
  #   Pixart Imaging, Inc...............................    798,150  1,809,232
      Plotech Co., Ltd..................................    115,000     32,238
  #   Polytronics Technology Corp.......................    330,027    660,551
  #   Portwell, Inc.....................................    617,000    691,034
  #   Posiflex Technology, Inc..........................    294,327  1,305,890
  *   Potrans Electrical Corp...........................    228,000         --
  #   Power Mate Technology Co., Ltd....................    255,000    424,500
  #   Power Quotient International Co., Ltd.............  1,023,600    381,595
      Powertech Industrial Co., Ltd.....................    367,000    191,854
      Poya International Co., Ltd.......................    310,135  3,503,340
  #   President Securities Corp.........................  4,936,488  2,133,984
      Prime Electronics Satellitics, Inc................    819,822    237,184
  #   Prince Housing & Development Corp.................  7,887,644  2,482,649
      Princeton Technology Corp.........................  1,162,000    257,759
  *   Prodisc Technology, Inc...........................  1,707,199         --
  #   Promate Electronic Co., Ltd.......................  1,060,000    973,217
  #   Promise Technology, Inc...........................    946,286    499,588
  *   Protop Technology Co., Ltd........................    192,000         --
  #   Qisda Corp........................................ 10,556,900  3,069,129
  #   Qualipoly Chemical Corp...........................    484,000    402,780
  #   Quanta Storage, Inc...............................    723,000    456,601
  #   Quintain Steel Co., Ltd...........................  2,024,824    316,987
  #   Radium Life Tech Co., Ltd.........................  4,652,059  2,056,751
  #   Ralec Electronic Corp.............................    251,209    376,572
  #   Rechi Precision Co., Ltd..........................  1,819,181  1,347,149
  #   Rexon Industrial Corp., Ltd.......................     94,392     30,390
  #   Rich Development Co., Ltd.........................  4,372,036  1,564,613
  #   Richtek Technology Corp...........................    916,000  4,743,253
  #   Ritek Corp........................................ 18,889,387  1,717,079
  #   Rotam Global Agrosciences, Ltd....................    607,268    721,761
  #   Ruentex Engineering & Construction Co.............    280,000    392,501
  #   Run Long Construction Co., Ltd....................    692,292    667,216
  *   Sainfoin Technology Corp..........................    131,260         --
      Sampo Corp........................................  3,494,327  1,278,254
  #   San Fang Chemical Industry Co., Ltd...............  1,166,454  1,291,195
  #   San Shing Fastech Corp............................    563,796  1,363,549
  #   Sanyang Motor Co., Ltd............................  2,947,628  2,090,913
  #   SCI Pharmtech, Inc................................    413,395  1,033,985

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Scientech Corp....................................    287,000 $  538,145
      SDI Corp..........................................    787,000    693,014
  #   Sea Sonic Electronics Co., Ltd....................    221,000    210,904
      Senao International Co., Ltd......................    628,541    955,404
  #   Sercomm Corp......................................  1,420,000  3,009,958
      Sesoda Corp.......................................  1,078,163  1,169,963
      Shan-Loong Transportation Co., Ltd................     29,000     20,199
      Sheng Yu Steel Co., Ltd...........................    639,980    354,615
  #   ShenMao Technology, Inc...........................    560,891    473,791
      Shih Her Technologies, Inc........................    372,000    395,757
      Shih Wei Navigation Co., Ltd......................  1,464,183    723,481
  #   Shihlin Electric & Engineering Corp...............  1,683,000  2,000,857
      Shihlin Paper Corp................................    130,000    128,946
      Shin Hai Gas Corp.................................      1,157      1,656
  #   Shin Zu Shing Co., Ltd............................  1,098,144  2,869,951
      Shinih Enterprise Co., Ltd........................     69,000     81,653
  #   Shining Building Business Co., Ltd................  2,146,401    875,716
      Shinkong Insurance Co., Ltd.......................  1,276,131    877,588
      Shinkong Synthetic Fibers Corp.................... 10,044,395  3,146,869
      Shinkong Textile Co., Ltd.........................  1,068,542  1,311,923
  #   Shiny Chemical Industrial Co., Ltd................    334,031    422,881
  #   Shuttle, Inc......................................  2,485,152    609,636
      Sigurd Microelectronics Corp......................  2,335,974  1,605,336
      Silergy Corp......................................     68,000    642,458
  #   Silicon Integrated Systems Corp...................  2,908,820    539,363
  #   Silicon Power Computer & Communications, Inc......    275,000    136,694
  #   Silitech Technology Corp..........................  1,013,774    647,540
  #   Sinbon Electronics Co., Ltd.......................  1,182,000  1,838,953
      Sincere Navigation Corp...........................  2,117,786  1,532,555
  #   Singatron Enterprise Co., Ltd.....................    437,000    110,874
      Sinkang Industries Co., Ltd.......................    153,521     47,491
  #   Sinmag Equipment Corp.............................    224,938  1,240,521
  #   Sino-American Electronic Co., Ltd.................    163,750    358,919
  #   Sino-American Silicon Products, Inc...............  3,904,000  4,239,807
  #   Sinon Corp........................................  2,577,510  1,153,337
      Sinphar Pharmaceutical Co., Ltd...................    959,595    843,763
  #   Sinyi Realty, Inc.................................  1,427,608  1,301,435
  #   Sirtec International Co., Ltd.....................    920,000  1,456,360
  #   Sitronix Technology Corp..........................    683,879  1,678,999
  #   Siward Crystal Technology Co., Ltd................  1,106,000    568,244
  #   Soft-World International Corp.....................    550,000    915,139
      Solar Applied Materials Technology Co.............  2,322,581  1,468,765
  #   Solartech Energy Corp.............................  2,517,616  1,368,838
      Solomon Technology Corp...........................    134,159     61,590
  #   Solytech Enterprise Corp..........................    974,000    128,166
  #   Sonix Technology Co., Ltd.........................  1,098,000  1,266,599
      Southeast Cement Co., Ltd.........................  1,053,700    477,555
  #   Spirox Corp.......................................     66,000     27,503
  #   Sporton International, Inc........................    436,505  2,677,662
  #   St Shine Optical Co., Ltd.........................    314,000  4,085,675
      Standard Chemical & Pharmaceutical Co., Ltd.......    700,571    656,056
  #   Stark Technology, Inc.............................    817,860    657,532
  #   Sunonwealth Electric Machine Industry Co., Ltd....  1,136,487    545,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Sunplus Technology Co., Ltd.......................  1,808,000 $  769,382
  #   Sunrex Technology Corp............................  1,891,736    731,082
  #   Sunspring Metal Corp..............................    612,000    760,379
      Sunty Development Co., Ltd........................     42,000     19,900
      Super Dragon Technology Co., Ltd..................    159,382     70,495
  #   Supreme Electronics Co., Ltd......................  2,059,399    858,143
  #   Swancor Ind Co., Ltd..............................    441,248  3,015,733
      Sweeten Construction Co., Ltd.....................    594,522    327,349
  #   Syncmold Enterprise Corp..........................    971,000  1,321,819
  #   Sysage Technology Co., Ltd........................    508,080    432,884
  #   Systex Corp.......................................    242,388    406,387
  #   T-Mac Techvest PCB Co., Ltd.......................    750,000    268,572
  #   TA Chen Stainless Pipe............................  4,142,248  2,114,792
  #   Ta Chong Bank, Ltd................................ 11,574,528  4,693,259
  #   Ta Chong Securities Co., Ltd......................  1,503,000    435,674
  #   Ta Ya Electric Wire & Cable.......................  3,252,306    515,255
  #   Ta Yih Industrial Co., Ltd........................    194,000    479,694
  #   TA-I Technology Co., Ltd..........................  1,199,009    496,422
      Tah Hsin Industrial Corp..........................    426,600    316,325
      TAI Roun Products Co., Ltd........................    239,000     74,903
  #   Tai Tung Communication Co., Ltd...................    411,197    300,882
  #   Taichung Commercial Bank Co., Ltd................. 11,550,831  3,842,875
  #   TaiDoc Technology Corp............................    249,000    545,945
  #   Taiflex Scientific Co., Ltd.......................  1,019,000  1,256,231
  #   Taimide Tech, Inc.................................    545,000    673,636
  #   Tainan Enterprises Co., Ltd.......................    872,370    691,424
  #   Tainan Spinning Co., Ltd..........................  7,101,044  3,284,556
  #   Taisun Enterprise Co., Ltd........................  1,877,428    701,625
  #   Taita Chemical Co., Ltd...........................  1,034,951    245,898
  #   Taiwan Acceptance Corp............................    616,480  1,388,774
  #   Taiwan Building Materials Co., Ltd................  8,574,722  2,447,926
      Taiwan Calsonic Co., Ltd..........................     33,000     24,487
  #   Taiwan Chinsan Electronic Industrial Co., Ltd.....    553,000    657,325
      Taiwan Cogeneration Corp..........................  1,935,566  1,433,358
      Taiwan Fire & Marine Insurance Co., Ltd...........  1,170,338    809,073
  *   Taiwan Flourescent Lamp Co., Ltd..................    176,000         --
      Taiwan FU Hsing Industrial Co., Ltd...............    930,000  1,097,869
  #   Taiwan Hon Chuan Enterprise Co., Ltd..............  2,303,468  3,612,769
  #   Taiwan Hopax Chemicals Manufacturing Co., Ltd.....  1,089,120    602,767
  *   Taiwan Kolin Co., Ltd.............................  1,356,000         --
  #   Taiwan Land Development Corp......................  5,842,616  2,095,300
  #   Taiwan Life Insurance Co., Ltd....................  2,976,586  2,985,390
  #   Taiwan Line Tek Electronic........................    579,543    277,603
  #   Taiwan Mask Corp..................................  1,038,412    262,779
      Taiwan Navigation Co., Ltd........................  1,099,777    574,628
  #   Taiwan Paiho, Ltd.................................  1,636,287  3,418,908
  #   Taiwan PCB Techvest Co., Ltd......................  1,650,238  1,660,678
  #   Taiwan Prosperity Chemical Corp...................  1,124,000    532,059
      Taiwan Pulp & Paper Corp..........................  2,253,980    778,373
      Taiwan Sakura Corp................................  1,681,003  1,062,593
      Taiwan Sanyo Electric Co., Ltd....................    458,400    384,782
      Taiwan Secom Co., Ltd.............................    809,371  2,432,258
      Taiwan Semiconductor Co., Ltd.....................  1,887,000  1,497,917

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      Taiwan Sogo Shin Kong SEC.........................  1,514,710 $1,797,433
  #   Taiwan Styrene Monomer............................  3,943,209  1,845,025
      Taiwan Surface Mounting Technology Corp...........  1,895,388  1,639,262
  #   Taiwan TEA Corp...................................  5,181,897  2,264,604
  #   Taiwan Union Technology Corp......................  1,548,000  1,092,128
      Taiyen Biotech Co., Ltd...........................    916,883    677,187
  #   Tatung Co., Ltd................................... 15,091,015  2,782,216
      Te Chang Construction Co., Ltd....................    427,482    334,331
      Tekcore Co., Ltd..................................    237,000     31,758
  #   Ten Ren Tea Co., Ltd..............................    187,980    243,556
      Test Research, Inc................................  1,001,821  1,771,159
      Test-Rite International Co., Ltd..................  1,898,495  1,244,822
  #   Tex-Ray Industrial Co., Ltd.......................    803,000    312,399
      Thinking Electronic Industrial Co., Ltd...........    524,204    654,949
  #   Thye Ming Industrial Co., Ltd.....................  1,087,669  1,123,128
      Ton Yi Industrial Corp............................  3,696,644  1,800,265
  #   Tong Hsing Electronic Industries, Ltd.............    945,963  1,753,930
  #   Tong Yang Industry Co., Ltd.......................  2,594,741  2,764,991
  #   Tong-Tai Machine & Tool Co., Ltd..................  1,752,892  1,216,132
      Topco Scientific Co., Ltd.........................    955,363  1,616,661
      Topco Technologies Corp...........................    129,000    252,725
  #   Topoint Technology Co., Ltd.......................  1,044,776    682,351
  #   Toung Loong Textile Manufacturing.................    505,000  1,894,775
  #   Trade-Van Information Services Co.................    253,000    202,428
      Transasia Airways Corp............................  2,027,000    570,810
  #   Tripod Technology Corp............................  2,435,000  3,831,642
  #   TrueLight Corp....................................    435,000    929,737
      Tsann Kuen Enterprise Co., Ltd....................    551,686    396,623
  #   TSC Auto ID Technology Co., Ltd...................    150,700  1,174,392
  #   TSRC Corp.........................................  3,007,200  2,091,061
  #   Ttet Union Corp...................................    270,000    612,285
  #   TTFB Co., Ltd.....................................     63,000    477,154
      TTY Biopharm Co., Ltd.............................    908,979  2,615,983
  #   Tung Ho Steel Enterprise Corp.....................  4,971,000  3,087,734
      Tung Ho Textile Co., Ltd..........................    598,000    128,769
  #   Tung Thih Electronic Co., Ltd.....................    348,600  1,945,137
  #   TURVO International Co., Ltd......................    333,112    612,426
  #   TXC Corp..........................................  2,088,053  2,255,741
  #   TYC Brother Industrial Co., Ltd...................  1,428,980    881,761
  #   Tycoons Group Enterprise..........................  2,934,182    380,180
      Tyntek Corp.......................................  1,873,039    711,618
      U-Ming Marine Transport Corp......................     69,000     88,493
  #   Ubright Optronics Corp............................    235,500    180,770
      Unic Technology Corp..............................     72,723     18,387
  #   Unimicron Technology Corp.........................  6,636,000  3,133,613
  #   Union Bank Of Taiwan..............................  5,890,707  1,950,095
  #   Union Insurance Co., Ltd..........................    535,660    342,962
      Unitech Computer Co., Ltd.........................    809,804    404,855
  #   Unitech Printed Circuit Board Corp................  3,827,370  1,403,445
      United Integrated Services Co., Ltd...............  1,476,439  1,457,789
      Unity Opto Technology Co., Ltd....................  1,830,500  1,053,202
  #   Universal Cement Corp.............................  2,433,836  1,836,334
  #   Unizyx Holding Corp...............................  2,965,430  1,104,901

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      UPC Technology Corp...............................  4,611,447 $1,379,520
  #   Userjoy Technology Co., Ltd.......................     74,000     85,868
      USI Corp..........................................  5,507,734  1,937,877
      Ve Wong Corp......................................    621,696    431,114
  #   Viking Tech Corp..................................    630,815    393,144
      Visual Photonics Epitaxy Co., Ltd.................  1,627,696  2,070,790
  #   Vivotek, Inc......................................    410,319  1,004,116
  #   Wafer Works Corp..................................  2,959,392    989,367
      Wah Hong Industrial Corp..........................    354,021    192,889
  #   Wah Lee Industrial Corp...........................  1,083,000  1,511,863
      Walsin Lihwa Corp................................. 10,939,000  2,421,791
  #   Walsin Technology Corp............................  3,637,873  1,265,858
      Walton Advanced Engineering, Inc..................  2,112,197    502,113
      WAN HWA Enterprise Co.............................    658,083    315,989
  #   Waterland Financial Holdings Co., Ltd.............  5,457,197  1,436,638
  #   Ways Technical Corp., Ltd.........................    497,000    232,547
  #   Wei Chuan Foods Corp..............................  2,127,000  1,451,050
  #   Wei Mon Industry Co., Ltd.........................  3,075,282    221,517
  #   Weikeng Industrial Co., Ltd.......................  1,435,100    891,398
  #   Well Shin Technology Co., Ltd.....................    529,000    658,613
  #   Wha Yu Industrial Co., Ltd........................    108,000     37,699
      Win Semiconductors Corp...........................  4,237,000  4,532,978
  #   Winbond Electronics Corp..........................  8,001,138  1,762,763
      Wintek Corp.......................................  5,447,000    118,407
  #   Wisdom Marine Lines Co., Ltd......................  1,711,402  1,989,851
  #   Wistron NeWeb Corp................................  1,494,682  3,724,981
  #   WT Microelectronics Co., Ltd......................  2,715,051  3,263,009
  #   WUS Printed Circuit Co., Ltd......................  2,158,000  1,571,963
  #   X-Legend Entertainment Co., Ltd...................    150,125    636,602
  #   XAC Automation Corp...............................    220,000    531,474
  #   Xxentria Technology Materials Corp................    776,207  2,116,603
      Yageo Corp........................................    515,028    735,075
      Yang Ming Marine Transport Corp...................  2,266,000    779,572
  #   YC Co., Ltd.......................................  2,727,926    987,410
  #   YC INOX Co., Ltd..................................  2,316,171  1,380,262
      YCC Parts Manufacturing Co., Ltd..................    181,000    485,796
  #   Yea Shin International Development Co., Ltd.......  1,002,350    547,527
  #   Yeong Guan Energy Technology Group Co., Ltd.......    321,279  1,933,761
  #   YFY, Inc..........................................  8,160,212  2,650,642
  #   Yi Jinn Industrial Co., Ltd.......................  1,618,094    634,557
  #   Yieh Phui Enterprise Co., Ltd.....................  6,655,804  1,708,603
  #   Yonyu Plastics Co., Ltd...........................    494,600    415,558
  #   Young Fast Optoelectronics Co., Ltd...............    925,872    329,761
  #   Young Optics, Inc.................................    395,111    406,062
  #   Youngtek Electronics Corp.........................    725,412  1,141,597
      Yufo Electronics Co., Ltd.........................     98,000     54,632
      Yung Chi Paint & Varnish Manufacturing Co., Ltd...    414,869  1,093,439
  #   Yungshin Construction & Development Co., Ltd......    310,000    486,167
      YungShin Global Holding Corp......................  1,061,300  1,647,575
  #   Yungtay Engineering Co., Ltd......................  2,396,000  3,776,576
  #   Zeng Hsing Industrial Co., Ltd....................    313,107  1,530,958
      Zenitron Corp.....................................  1,293,000    697,535
  #   Zig Sheng Industrial Co., Ltd.....................  3,101,732  1,180,762

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
 TAIWAN -- (Continued)
 #   Zinwell Corp......................................  1,991,586 $  2,145,874
 #   Zippy Technology Corp.............................    711,948      775,399
 #   ZongTai Real Estate Development Co., Ltd..........    895,090      453,929
                                                                   ------------
 TOTAL TAIWAN..........................................             710,995,900
                                                                   ------------
 THAILAND -- (3.6%)
     AAPICO Hitech PCL(B013L48)........................    964,380      377,598
     AAPICO Hitech PCL(B013KZ2)........................    110,000       43,070
     Advanced Information Technology PCL...............     60,100       48,598
     Aeon Thana Sinsap Thailand PCL....................    142,500      355,795
     AJ Plast PCL......................................  1,601,288      308,945
     Amarin Printing & Publishing PCL..................     77,660       23,797
     Amata Corp. PCL...................................  6,431,500    2,572,965
     Ananda Development PCL............................ 18,048,000    1,638,632
     AP Thailand PCL................................... 17,385,416    2,910,312
 *   Apex Development PCL..............................      3,536           --
     Asia Green Energy PCL.............................  1,825,354       93,223
     Asia Plus Group Holdings PCL...................... 12,916,500    1,480,569
     Asian Insulators PCL.............................. 12,731,600      549,072
     Asian Phytoceuticals PCL..........................    481,600       29,515
     Bangchak Petroleum PCL (The)......................  5,214,600    5,067,387
     Bangkok Aviation Fuel Services PCL................  1,907,446    1,352,990
     Bangkok Chain Hospital PCL........................  9,621,137    1,869,905
     Bangkok Expressway PCL............................  4,336,400    4,675,364
     Bangkok Insurance PCL.............................    180,181    1,871,081
     Bangkok Land PCL.................................. 85,036,370    3,522,573
     Bangkok Life Assurance PCL........................     49,000       68,123
 *   Bangkok Rubber PCL................................     14,600           --
     Beauty Community PCL..............................  3,376,900      406,244
     Cal-Comp Electronics Thailand PCL................. 20,002,744    1,850,162
 *   Central Paper Industry PCL........................         20           --
     Central Plaza Hotel PCL...........................  3,548,200    3,750,048
     CH Karnchang PCL..................................  5,757,405    4,247,199
     Charoong Thai Wire & Cable PCL....................  1,366,400      337,287
     Christiani & Nielsen Thai.........................  2,991,600      336,125
     Chularat Hospital PCL.............................  4,626,300      255,959
     CK Power PCL...................................... 22,272,190    1,630,366
     Country Group Development PCL.....................  5,563,300      200,465
     Country Group Holdings PCL........................  7,794,200      287,486
     CS Loxinfo PCL....................................  1,759,200      331,925
     Dhipaya Insurance PCL.............................  1,018,800    1,076,757
     Diamond Building Products PCL.....................  3,922,300      529,725
     DSG International Thailand PCL....................  4,092,240      743,094
     Dynasty Ceramic PCL............................... 23,743,680    2,506,071
     E for L Aim PCL...................................    960,700       29,438
     Eastern Water Resources Development and
       Management PCL..................................  5,047,700    1,647,001
     Erawan Group PCL (The)............................ 14,702,570    1,626,898
     Esso Thailand PCL................................. 14,400,200    2,165,444
     Everland PCL......................................    457,100       16,860
     G J Steel PCL..................................... 14,292,980       97,328
     G Steel PCL.......................................  5,403,060       52,122
     GFPT PCL..........................................  6,976,800    1,949,822
     GMM Grammy PCL....................................     90,260       30,731

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ----------- ----------
 THAILAND -- (Continued)
     Golden Land Property Development PCL..............   7,036,900 $1,227,889
     Grand Canal Land PCL..............................   5,552,200    472,595
     Grande Asset Hotels & Property PCL................  13,101,375    416,330
     Hana Microelectronics PCL.........................   4,169,096  3,844,393
     ICC International PCL.............................     204,600    224,947
     Italian-Thai Development PCL......................  19,673,827  4,102,784
 *   ITV PCL...........................................   2,785,600         --
     Jasmine International PCL.........................  23,358,700  3,313,761
     Jay Mart PCL......................................   2,582,825    674,195
     Jubilee Enterprise PCL............................     204,000    128,495
     Kang Yong Electric PCL............................      40,500    326,344
     Karmarts PCL......................................     534,900     82,713
     KCE Electronics PCL...............................   2,531,118  3,806,192
     KGI Securities Thailand PCL.......................  12,346,500  1,141,994
     Khon Kaen Sugar Industry PCL......................  12,232,200  1,381,307
     Khonburi Sugar PCL................................     101,800     26,573
     Kiatnakin Bank PCL................................   3,485,100  3,015,904
     Krungthai Card PCL................................     191,400    430,372
     Laguna Resorts & Hotels PCL.......................     197,000    146,723
     Lanna Resources PCL...............................   1,970,550    648,557
     LH Financial Group PCL............................  28,584,566  1,411,183
     Loxley PCL........................................  13,703,076  1,127,505
     LPN Development PCL(B00PXK5)......................     411,500    206,655
     LPN Development PCL(B00Q643)......................   7,122,100  3,576,711
     Major Cineplex Group PCL..........................   3,835,400  3,563,891
     Maybank Kim Eng Securities Thailand PCL...........     880,300    581,955
     MBK PCL...........................................   5,772,000  2,325,504
     MCOT PCL..........................................   2,424,300    818,532
     Mega Lifesciences PCL.............................     968,000    477,889
     Millcon Steel PCL.................................   3,645,000    176,846
     MK Real Estate Development PCL....................   1,885,900    256,840
     Modernform Group PCL..............................   1,790,200    472,375
     Muang Thai Insurance PCL..........................      61,288    261,706
     Muramoto Electron Thailand PCL....................      14,000     93,148
     Namyong Terminal PCL..............................     245,300    109,966
     Nation Multimedia Group PCL.......................  14,789,200    692,359
     Nava Nakorn PCL...................................   1,715,500     77,878
     Noble Development PCL.............................     670,100    233,855
     Nok Airlines PCL..................................     393,900    101,143
     Polyplex Thailand PCL.............................   3,059,900    833,453
     Precious Shipping PCL.............................   7,203,300  1,706,556
     Premier Marketing PCL.............................   2,433,500    697,357
     President Rice Products PCL.......................       3,375      4,788
     Property Perfect PCL..............................  24,984,100    652,160
     PTG Energy PCL....................................  10,811,000  4,386,361
     Quality Houses PCL................................  68,425,976  4,504,136
     Raimon Land PCL...................................  27,202,300    987,912
     Regional Container Lines PCL......................   4,243,000  1,029,299
     Rojana Industrial Park PCL........................   8,546,984  1,479,262
     RS PCL............................................   6,026,500  2,034,767
     Saha Pathana Inter-Holding PCL....................     680,300    474,830
     Saha-Union PCL....................................     746,600    789,072
     Sahaviriya Steel Industries PCL................... 117,108,200    531,630

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 THAILAND -- (Continued)
     Samart Corp. PCL....................................  4,949,100 $2,892,650
     Samart I-Mobile PCL................................. 18,489,800    912,817
     Samart Telcoms PCL..................................  2,696,700  1,530,260
     Sansiri PCL......................................... 88,090,910  4,298,946
     SC Asset Corp PCL................................... 17,396,128  1,549,832
     Siam Future Development PCL......................... 11,101,073  1,763,825
     Siam Global House PCL...............................  6,515,677  1,497,432
     Siamgas & Petrochemicals PCL........................  4,441,400  1,310,556
     Sino-Thai Engineering & Construction PCL............  9,030,000  5,918,371
     SNC Former PCL......................................    869,400    372,477
     Somboon Advance Technology PCL......................  2,178,437  1,038,381
     SPCG PCL............................................  3,976,400  2,752,849
     Sri Ayudhya Capital PCL.............................    233,100    234,786
     Sri Trang Agro-Industry PCL.........................  6,023,690  2,068,000
     Sriracha Construction PCL...........................  1,370,300    991,421
     Srithai Superware PCL............................... 15,840,300  1,087,630
     STP & I PCL.........................................  7,856,004  3,321,165
     Supalai PCL.........................................  9,256,433  4,490,992
     Susco PCL...........................................  1,939,800    172,818
     SVI PCL............................................. 12,829,600  1,623,493
     Symphony Communication PCL..........................    692,400    278,964
     Syntec Construction PCL.............................  6,843,300    582,491
     Tata Steel Thailand PCL............................. 27,039,000    529,349
     Thai Agro Energy PCL................................    378,870     36,549
     Thai Airways International PCL(6888868)............. 10,491,900  3,721,060
     Thai Airways International PCL(6364971).............    141,400     50,149
     Thai Carbon Black PCL...............................    504,600    323,562
     Thai Central Chemical PCL...........................    263,500    179,430
     Thai Metal Trade PCL................................    629,300    150,875
     Thai Rayon PCL......................................      9,400      6,108
     Thai Reinsurance PCL................................  2,113,700    175,117
     Thai Rung Union Car PCL.............................    786,120     94,571
     Thai Stanley Electric PCL...........................    206,600  1,113,747
     Thai Steel Cable PCL................................      3,400      1,167
     Thai Vegetable Oil PCL..............................  3,291,475  2,288,016
     Thai Wacoal PCL.....................................     78,000    110,101
     Thai-German Ceramic Industry PCL....................  6,562,900    621,935
     Thaicom PCL.........................................  4,939,000  5,079,834
     Thanachart Capital PCL..............................  5,555,300  4,925,610
     Thitikorn PCL.......................................  1,022,100    282,749
     Thoresen Thai Agencies PCL..........................  9,244,554  3,304,905
     TICON Industrial Connection PCL.....................  7,862,584  2,810,854
     TIPCO Foods PCL.....................................  1,278,482    460,682
     Tisco Financial Group PCL(B3KFW10)..................  1,031,000  1,243,226
     Tisco Financial Group PCL(B3KFW76)..................  3,233,800  3,899,461
     TTCL PCL(B5ML0D8)...................................  1,350,871  1,140,259
     TTCL PCL(BWY4Y10)...................................    956,928    807,735
     TTW PCL............................................. 14,102,500  4,601,468
     U City PCL.......................................... 33,268,200     37,756
     Union Mosaic Industry PCL (The).....................    272,000     49,006
     Unique Engineering & Construction PCL...............  7,089,470  3,499,979
     Univanich Palm Oil PCL..............................    939,000    262,424
     Univentures PCL.....................................  7,086,000  1,276,666

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
 THAILAND -- (Continued)
     Vanachai Group PCL................................  7,263,759 $  2,823,478
     Vibhavadi Medical Center PCL...................... 50,345,200    2,142,653
     Vinythai PCL......................................  2,792,934      784,510
     Workpoint Entertainment PCL.......................  2,120,240    2,285,973
                                                                   ------------
 TOTAL THAILAND........................................             208,864,783
                                                                   ------------
 TURKEY -- (2.2%)
     Adana Cimento Sanayii TAS Class A.................    545,478    1,325,209
 #   Adel Kalemcilik Ticaret ve Sanayi A.S.............     22,672      519,142
     Adese Alisveris Merkezleri Ticaret A.S............    331,389      555,549
 #   Afyon Cimento Sanayi TAS..........................  1,129,733    3,301,698
 #   Akcansa Cimento A.S...............................    459,206    2,599,250
 #   Akenerji Elektrik Uretim A.S......................  2,629,867      918,713
 #   Akfen Holding A.S.................................    944,009    2,746,049
     AKIS Gayrimenkul Yatirimi A.S.....................     52,982       42,209
     Aksa Akrilik Kimya Sanayii AS.....................    904,430    3,610,173
     Aksigorta A.S.....................................    995,287      727,897
 *   Aktas Elektrik Ticaret A.S........................        370           --
 #   Alarko Holding A.S................................    876,010    1,103,714
     Albaraka Turk Katilim Bankasi A.S.................  3,710,077    1,872,170
 #   Alkim Alkali Kimya A.S............................      6,300       31,141
 #   Anadolu Anonim Turk Sigorta Sirketi...............  1,975,112    1,024,655
 #   Anadolu Cam Sanayii A.S...........................  2,219,949    1,459,488
 #   Anadolu Hayat Emeklilik A.S.......................    863,622    1,641,839
     Asya Katilim Bankasi A.S..........................  3,243,121      970,756
 #   Aygaz A.S.........................................    124,525      469,952
 #   Bagfas Bandirma Gubre Fabrikalari A.S.............    543,565    2,602,595
     Baticim Bati Anadolu Cimento Sanayii A.S..........    388,952      994,275
 #   Besiktas Futbol Yatirimlari Sanayi ve Ticaret
       A.S.............................................  1,596,555    1,180,722
 #   Bizim Toptan Satis Magazalari A.S.................    196,968      874,302
 #   Bolu Cimento Sanayii A.S..........................    642,909    1,184,776
 #   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....    625,547    1,400,586
     Boyner Perakende Ve Tekstil Yatirimlari AS........    112,874    2,627,443
 #   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...    586,489    1,746,031
     Bursa Cimento Fabrikasi A.S.......................    229,830      356,509
     Celebi Hava Servisi A.S...........................     80,877    1,139,022
     Cimsa Cimento Sanayi VE Ticaret AS................    644,555    3,676,633
 #   Deva Holding A.S..................................    683,187      826,861
 #   Dogan Sirketler Grubu Holding A.S.................  8,856,312    1,752,627
     Dogus Otomotiv Servis ve Ticaret A.S..............    825,986    4,779,331
     Dyo Boya Fabrikalari Sanayi ve Ticaret A.S........    221,703      132,007
 #   Eczacibasi Yatirim Holding Ortakligi A.S..........    354,065    1,238,707
 #   EGE Endustri VE Ticaret A.S.......................     23,730    1,875,329
     EGE Seramik Sanayi ve Ticaret A.S.................    822,424    1,092,284
 #   EIS Eczacibasi Ilac ve Sinai ve Finansal
       Yatirimlar Sanayi ve Ticaret A.S................  1,950,686    1,888,065
 #   Fenerbahce Futbol A.S.............................     86,590    1,303,378
     Gentas Genel Metal Sanayi ve Ticaret A.S..........    171,113       72,130
     Global Yatirim Holding A.S........................  2,683,006    1,678,197
 *   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S...      8,540           --
 #   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
       A.S.............................................     63,953    1,660,333
 #   Goodyear Lastikleri TAS...........................     37,464      797,923
 #   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.....  1,475,304    1,339,647

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 TURKEY -- (Continued)
 #   GSD Holding AS....................................... 2,604,393 $1,184,852
 #   Gubre Fabrikalari TAS................................ 1,483,117  4,083,769
 #   Hurriyet Gazetecilik ve Matbaacilik AS............... 1,395,690    331,788
 #   Ihlas Holding A.S.................................... 7,909,778    685,737
 #   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S........................................   185,688    385,624
 #   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
       AS................................................. 1,329,455  1,204,980
     Is Finansal Kiralama A.S............................. 1,188,927    330,182
     Is Yatirim Menkul Degerler A.S. Class A..............   291,214    111,179
 #   Izmir Demir Celik Sanayi A.S.........................   819,232    596,642
     Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class A............................................ 1,613,680  1,038,201
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class B............................................ 1,205,759    846,856
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class D............................................ 6,697,063  3,569,921
 #   Karsan Otomotiv Sanayii Ve Ticaret A.S............... 3,491,509  1,901,865
 #   Kartonsan Karton Sanayi ve Ticaret A.S...............    19,316  1,505,601
 #   Konya Cimento Sanayii A.S............................    21,970  2,582,204
 #   Koza Altin Isletmeleri A.S...........................   122,452  1,030,331
 #   Koza Anadolu Metal Madencilik Isletmeleri A.S........ 1,427,863  1,335,297
     Mardin Cimento Sanayii ve Ticaret A.S................   369,885    553,191
     Menderes Tekstil Sanayi ve Ticaret A.S...............   822,847    172,074
 #   Metro Ticari ve Mali Yatirimlar Holding A.S.......... 2,278,836    601,515
 #   Migros Ticaret A.S...................................   180,496  1,341,601
 *   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.......        --         --
 *   Mudurnu Tavukculuk A.S...............................     1,740         --
 *   Nergis Holding A.S...................................     1,784         --
 #   NET Holding A.S...................................... 1,477,759  1,748,029
 #   Netas Telekomunikasyon A.S...........................   400,904  1,821,193
     Nuh Cimento Sanayi A.S...............................   350,191  1,200,530
 #   Otokar Otomotiv Ve Savunma Sanayi A.S................   159,010  4,904,605
 #   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
       A.S................................................   686,994    853,034
     Parsan Makina Parcalari Sanayi AS....................   140,357    263,157
 #   Petkim Petrokimya Holding A.S........................   780,881  1,170,295
     Pinar Entegre Et ve Un Sanayi A.S....................   145,518    524,324
     Pinar SUT Mamulleri Sanayii A.S......................   139,940  1,201,363
 *   Raks Elektronik Sanayi ve Ticaret A.S................     2,730         --
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...   356,531    399,566
 #   Sasa Polyester Sanayi A.S............................   200,000    181,079
     Sekerbank TAS........................................ 4,187,780  2,368,743
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S............. 1,445,513  1,304,039
 #   Soda Sanayii A.S..................................... 1,966,921  3,226,638
 #   Tat Gida Sanayi A.S..................................   829,960  2,067,795
 #   Tekfen Holding A.S................................... 1,548,959  2,354,070
 #   Teknosa Ic Ve Dis Ticaret A.S........................   201,012    522,696
 #   Tekstil Bankasi A.S.................................. 1,337,315  1,104,318
 #   Trakya Cam Sanayi A.S................................ 4,046,024  2,986,564
 #   Turcas Petrol A.S.................................... 1,149,839    671,919
     Turk Traktor ve Ziraat Makineleri A.S................    40,488  1,061,746
     Turkiye Sinai Kalkinma Bankasi A.S................... 8,846,097  5,566,915
 #   Vestel Elektronik Sanayi ve Ticaret A.S.............. 1,090,031  1,797,519

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
#   Zorlu Enerji Elektrik Uretim A.S.................  2,044,463 $    1,246,880
                                                                 --------------
TOTAL TURKEY.........................................               129,079,744
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,040,694,967
                                                                 --------------
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.2%)
    AES Tiete SA.....................................  1,421,547      7,597,748
    Alpargatas SA....................................  1,696,118      3,863,877
    Banco ABC Brasil SA(B23DMP8).....................    966,658      2,919,214
    Banco ABC Brasil SA(BYT8JC7).....................     37,355        112,809
    Banco Daycoval SA................................    451,227      1,180,798
    Banco do Estado do Rio Grande do Sul SA Class B..  2,480,734      7,165,542
    Banco Industrial e Comercial SA..................    484,320      1,111,802
    Banco Pan SA.....................................  2,200,640        983,361
    Banco Pine SA....................................    296,003        432,254
    Banco Sofisa SA..................................     75,000         50,599
    Braskem SA Class A...............................    605,800      2,218,704
    Centrais Eletricas Brasileiras SA Class B........    958,200      2,389,938
    Centrais Eletricas Santa Catarina................     79,600        319,893
    Cia de Gas de Sao Paulo - COMGAS Class A.........    186,367      2,252,330
    Cia de Saneamento do Parana......................    213,501        261,892
    Cia de Transmissao de Energia Eletrica Paulista..    484,040      5,858,327
    Cia Energetica de Sao Paulo Class B..............    594,400      3,320,981
    Cia Energetica do Ceara Class A..................    112,639      1,314,579
    Cia Ferro Ligas da Bahia - Ferbasa...............    330,749        780,517
    Cia Paranaense de Energia........................    518,100      5,338,445
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................  1,709,999      7,546,280
    Empresa Metropolitana de Aguas e Energia SA......      2,300          2,956
    Eucatex SA Industria e Comercio..................    223,327        211,981
    Gol Linhas Aereas Inteligentes SA................    940,217      1,559,729
    Marcopolo SA.....................................  4,892,300      3,286,348
    Oi SA............................................  1,325,300      1,873,407
    Parana Banco SA..................................     52,900        146,775
    Randon Participacoes SA..........................  1,778,557      1,662,227
    Saraiva SA Livreiros Editores....................     68,973         86,822
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................    279,095        365,991
    Usinas Siderurgicas de Minas Gerais SA Class A...  1,939,100      2,225,693
                                                                 --------------
TOTAL BRAZIL.........................................                68,441,819
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.....................     29,649         45,724
    Embotelladora Andina SA Class B..................    245,412        693,607
                                                                 --------------
TOTAL CHILE..........................................                   739,331
                                                                 --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA..............................  2,414,068      2,615,240
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                71,796,390
                                                                 --------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cyrela Commercial Properties SA
        Empreendimentos e Participacoes Rights
        08/28/15.....................................     20,673 $          121
*     Gol Linhas Aereas Inteligentes SA Rights
        08/14/15.....................................    213,895            624
                                                                 --------------
TOTAL BRAZIL.........................................                       745
                                                                 --------------
CHINA -- (0.0%)
*     Ju Teng International Holdings, Ltd. Warrants
        10/14/16.....................................    360,750         20,941
                                                                 --------------
INDONESIA -- (0.0%)
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
        07/10/17.....................................    185,833            852
                                                                 --------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants
        11/06/19.....................................    203,303         21,795
*     Eastern & Oriental Bhd Warrants 07/21/19.......  1,036,339         77,227
*     KNM Group Bhd Warrants 04/20/21................    466,948         17,704
*     Matrix Concept Holdings Bhd Warrants 07/20/20..    270,767         41,417
*     O.S.K. Holdings Bhd Warrants 07/22/20..........  1,408,243             --
                                                                 --------------
TOTAL MALAYSIA.......................................                   158,143
                                                                 --------------
SOUTH AFRICA -- (0.0%)
*     Adcock Ingram Holdings, Ltd. Warrants
         07/26/19....................................     46,369         27,491
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Foosung Co., Ltd. Rights 09/03/15..............     14,956         13,484
*     Meritz Securities Co., Ltd. Rights 08/21/15....    106,032        143,170
*     SOLCO Biomedical Co., Ltd. Rights 09/04/15.....     15,803          7,482
                                                                 --------------
TOTAL SOUTH KOREA....................................                   164,136
                                                                 --------------
TAIWAN -- (0.0%)
*     Achem Technology Corp. Rights 08/03/15.........     58,798            280
*     Excelsior Medical Co., Ltd. Rights 08/14/15....     29,564          2,528
                                                                 --------------
TOTAL TAIWAN.........................................                     2,808
                                                                 --------------
THAILAND -- (0.0%)
*     CGH W2 Warrants 07/14/18.......................    649,517             --
*     CK Power PCL Warrants 05/28/20.................  5,257,590         79,062
*     Country Group Holdings NVDR Warrants 01/05/18..    668,567          8,726
*     Grand Canal Land PCL Warrants 06/29/18.........    555,220         31,506
*     Italian-Thai Development PCL Warrants
         05/13/19....................................    861,397         40,327
*     Jasmine International PCL Warrants 07/05/20.... 10,764,914        433,712
*     Jay Mart PCL Rights 08/31/15...................    429,705             --
*     Precious Shipping PCL Warrants 06/15/18........     17,410          1,630
*     Raimon Land PCL Warrants 06/14/18..............  6,800,575         42,449
*     Vibhavadi Medical Center PCL Warrants
         06/14/20....................................  3,845,933         88,387
                                                                 --------------
TOTAL THAILAND.......................................                   725,799
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                 1,100,915
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@  DFA Short Term Investment Fund................. 63,782,334    737,961,601
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,010,557,048)^^...........................            $5,851,553,873
                                                                 ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $354,565,887             --   --    $  354,565,887
    Chile...................    1,136,624 $   66,091,398   --        67,228,022
    China...................    3,704,721    727,153,057   --       730,857,778
    Colombia................    6,219,176             --   --         6,219,176
    Greece..................      805,102     21,454,468   --        22,259,570
    Hungary.................           --         74,295   --            74,295
    India...................      529,183    786,178,544   --       786,707,727
    Indonesia...............    1,510,273    149,629,591   --       151,139,864
    Israel..................           --             --   --                --
    Malaysia................      173,557    246,276,000   --       246,449,557
    Mexico..................  217,939,316         26,332   --       217,965,648
    Philippines.............           --     92,918,442   --        92,918,442
    Poland..................           --    112,159,951   --       112,159,951
    South Africa............   10,171,637    435,728,532   --       445,900,169
    South Korea.............    1,816,306    755,492,148   --       757,308,454
    Taiwan..................        6,461    710,989,439   --       710,995,900
    Thailand................  208,864,783             --   --       208,864,783
    Turkey..................           --    129,079,744   --       129,079,744
 Preferred Stocks
    Brazil..................   68,441,819             --   --        68,441,819
    Chile...................           --        739,331   --           739,331
    Colombia................    2,615,240             --   --         2,615,240
 Rights/Warrants
    Brazil..................           --            745   --               745
    China...................           --         20,941   --            20,941
    Indonesia...............           --            852   --               852
    Malaysia................           --        158,143   --           158,143
    South Africa............           --         27,491   --            27,491
    South Korea.............           --        164,136   --           164,136
    Taiwan..................           --          2,808   --             2,808
    Thailand................        1,630        724,169   --           725,799
 Securities Lending
   Collateral...............           --    737,961,601   --       737,961,601
                             ------------ --------------   --    --------------
 TOTAL...................... $878,501,715 $4,973,052,158   --    $5,851,553,873
                             ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (18.5%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    441,083
    A. H. Belo Corp. Class A............................    14,556       74,963
    Aaron's, Inc........................................     4,830      178,613
#   Arctic Cat, Inc.....................................     3,436       98,304
#*  Ascent Capital Group, Inc. Class A..................     8,564      334,253
#   Autoliv, Inc........................................     9,404      989,301
*   Ballantyne Strong, Inc..............................     9,030       41,087
*   Barnes & Noble, Inc.................................    12,200      320,738
    Bassett Furniture Industries, Inc...................     2,900       95,091
    Beasley Broadcast Group, Inc. Class A...............     9,471       41,057
*   Beazer Homes USA, Inc...............................     4,326       82,973
*   Belmond, Ltd. Class A...............................    75,198      910,648
    Best Buy Co., Inc...................................   197,800    6,386,962
    Big 5 Sporting Goods Corp...........................     8,501       93,596
*   Biglari Holdings, Inc...............................         8        3,478
*   BJ's Restaurants, Inc...............................    25,971    1,339,065
#   Bob Evans Farms, Inc................................    52,387    2,615,159
#   Bon-Ton Stores, Inc. (The)..........................     2,986       13,049
*   Books-A-Million, Inc................................     8,187       26,362
*   Build-A-Bear Workshop, Inc..........................    25,874      451,501
#*  Cabela's, Inc.......................................    53,051    2,357,056
*   Cable One, Inc......................................     5,780    2,399,972
    Caleres, Inc........................................    74,697    2,467,989
#   Callaway Golf Co....................................    38,543      353,054
*   Cambium Learning Group, Inc.........................    37,733      177,345
    Canterbury Park Holding Corp........................     2,755       29,231
    Carnival Corp.......................................   489,649   26,093,395
#   Carriage Services, Inc..............................    20,916      502,611
*   Cavco Industries, Inc...............................     7,600      555,408
    CBS Corp. Class A...................................    28,263    1,575,097
    CBS Corp. Class B...................................   201,625   10,780,889
#*  Christopher & Banks Corp............................    56,231      181,626
    Churchill Downs, Inc................................     7,682    1,037,531
*   Citi Trends, Inc....................................     3,415       81,311
    Columbia Sportswear Co..............................     8,634      617,676
    Comcast Corp. Class A............................... 3,446,875  215,119,469
#   Comcast Corp. Special Class A....................... 1,088,341   67,847,178
#*  Conn's, Inc.........................................    25,450      878,534
#   Core-Mark Holding Co., Inc..........................    48,118    3,058,861
    CSS Industries, Inc.................................    11,752      333,639
    CST Brands, Inc.....................................    50,181    1,900,856
    Culp, Inc...........................................    10,036      303,589
*   Delta Apparel, Inc..................................     7,532       92,568
    Destination Maternity Corp..........................       200        1,974
#   DeVry Education Group, Inc..........................     8,757      266,038
#   Dillard's, Inc. Class A.............................   120,300   12,256,164
*   Discovery Communications, Inc.......................     3,762      113,989
*   Discovery Communications, Inc. Class B..............     3,762      125,068
*   Dixie Group, Inc. (The).............................    11,800      115,758
#*  Dorman Products, Inc................................    20,712    1,093,179
    Dover Motorsports, Inc..............................    15,098       35,480

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Consumer Discretionary -- (Continued)
     DR Horton, Inc......................................   208,125 $ 6,179,231
 #*  DreamWorks Animation SKG, Inc. Class A..............    46,429   1,119,403
     Educational Development Corp........................     1,679       8,009
 *   Eldorado Resorts, Inc...............................    18,512     156,426
     Escalade, Inc.......................................       277       4,781
 *   EVINE Live, Inc.....................................     3,998       8,756
 #   EW Scripps Co. (The) Class A........................    81,265   1,785,392
 #*  Federal-Mogul Holdings Corp.........................    36,417     407,870
     Flanigan's Enterprises, Inc.........................       865      25,535
     Flexsteel Industries, Inc...........................     2,068      82,555
     Foot Locker, Inc....................................    15,700   1,107,635
     Ford Motor Co....................................... 1,184,599  17,567,603
 #   Fred's, Inc. Class A................................    47,275     852,841
     Frisch's Restaurants, Inc...........................       600      20,220
 #*  FTD Cos., Inc.......................................    24,893     725,133
 #*  Fuel Systems Solutions, Inc.........................     3,398      21,136
 *   G-III Apparel Group, Ltd............................    22,788   1,645,977
 #*  Gaiam, Inc. Class A.................................     4,388      30,453
 #   GameStop Corp. Class A..............................   104,752   4,802,879
 *   Gaming Partners International Corp..................       500       5,025
 *   Gannett Co., Inc....................................    59,819     756,710
     General Motors Co...................................   802,642  25,291,249
 *   Genesco, Inc........................................     7,056     456,453
     Graham Holdings Co. Class B.........................     5,780   3,985,657
 *   Gray Television, Inc................................    46,874     791,702
     Group 1 Automotive, Inc.............................    57,936   5,618,054
     Harte-Hanks, Inc....................................    55,608     260,802
     Haverty Furniture Cos., Inc.........................    33,479     742,564
 *   Helen of Troy, Ltd..................................    64,389   5,652,066
 #*  hhgregg, Inc........................................    36,388     121,900
     Hooker Furniture Corp...............................    14,814     369,609
 #*  Hyatt Hotels Corp. Class A..........................    14,601     815,174
 #*  Iconix Brand Group, Inc.............................    95,618   2,077,779
     International Speedway Corp. Class A................    24,844     851,404
 *   Isle of Capri Casinos, Inc..........................    15,434     281,516
 #*  JAKKS Pacific, Inc..................................    13,103     129,065
 *   Jarden Corp.........................................   243,112  13,371,160
 #*  JC Penney Co., Inc..................................    85,215     702,172
     Johnson Outdoors, Inc. Class A......................    15,588     328,907
 #   Journal Media Group, Inc............................    25,411     205,575
     KB Home.............................................    30,800     492,184
 #   Kohl's Corp.........................................    14,353     880,126
     La-Z-Boy, Inc.......................................    56,332   1,430,833
 #*  Lakeland Industries, Inc............................    11,757     123,449
 #*  Lands' End, Inc.....................................    21,056     496,500
 #*  Lee Enterprises, Inc................................    38,128     116,672
 #   Lennar Corp. Class A................................   224,100  11,886,264
     Lennar Corp. Class B................................     7,868     345,090
 *   Liberty Broadband Corp.(530307206)..................     1,905     102,822
 *   Liberty Broadband Corp.(530307305)..................    67,601   3,618,682
 *   Liberty Broadband Corp. Class A.....................    24,095   1,300,407
 #*  Liberty Interactive Corp. Class B...................    35,706   1,048,507
 *   Liberty Interactive Corp., QVC Group
       Class A(53071M104)................................   882,463  25,635,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Interactive Corp., QVC Group
      Class A(531229102)..................................  96,383 $ 3,643,277
*   Liberty Media Corp.................................... 208,010   7,841,977
*   Liberty Media Corp. Class B...........................   7,622     292,799
*   Liberty TripAdvisor Holdings, Inc. Class A............  76,802   2,249,531
*   Liberty TripAdvisor Holdings, Inc. Class B............   3,570     113,687
*   Liberty Ventures Series A............................. 202,261   8,389,786
#*  Liberty Ventures Series B.............................   8,645     363,522
    Lifetime Brands, Inc..................................  16,431     238,907
    Lithia Motors, Inc. Class A...........................  34,933   4,181,131
*   Live Nation Entertainment, Inc........................ 145,347   3,810,998
*   Loral Space & Communications, Inc.....................  26,050   1,650,267
    Lowe's Cos., Inc...................................... 139,546   9,678,911
*   Luby's, Inc...........................................  34,526     167,451
#*  M/I Homes, Inc........................................  37,930     951,284
*   Madison Square Garden Co. (The) Class A...............  29,558   2,465,137
    Marcus Corp. (The)....................................  18,899     396,123
*   MarineMax, Inc........................................  29,164     526,702
    Marriott Vacations Worldwide Corp.....................   2,531     211,592
*   Martha Stewart Living Omnimedia, Inc. Class A.........     980       5,949
#*  McClatchy Co. (The) Class A...........................  60,603      49,088
#*  Media General, Inc....................................  25,196     399,861
    Men's Wearhouse, Inc. (The)...........................  52,860   3,146,227
#   Meredith Corp.........................................  32,676   1,565,834
*   Meritage Homes Corp...................................  28,156   1,269,836
#*  MGM Resorts International............................. 227,871   4,470,829
*   Modine Manufacturing Co...............................  14,650     148,404
*   Mohawk Industries, Inc................................  98,740  19,904,997
*   Monarch Casino & Resort, Inc..........................   1,103      20,527
#*  Motorcar Parts of America, Inc........................  13,074     387,383
    Movado Group, Inc.....................................  36,900     934,677
*   Murphy USA, Inc.......................................  47,356   2,593,215
    NACCO Industries, Inc. Class A........................   6,832     346,861
*   New York & Co., Inc...................................   6,926      15,584
*   News Corp. Class A.................................... 402,247   5,925,098
*   News Corp. Class B....................................  99,903   1,425,616
*   Office Depot, Inc..................................... 181,609   1,452,872
#*  Pacific Sunwear of California, Inc....................  12,650       8,109
    Penske Automotive Group, Inc..........................  43,845   2,367,630
*   Pep Boys-Manny, Moe & Jack (The)......................  60,161     712,908
#*  Perry Ellis International, Inc........................  21,492     517,742
*   Pinnacle Entertainment, Inc...........................  50,352   1,938,552
    PulteGroup, Inc....................................... 143,221   2,967,539
    PVH Corp..............................................  31,964   3,709,103
*   Radio One, Inc. Class D...............................  13,955      34,050
#*  RCI Hospitality Holdings, Inc.........................  12,026     134,210
*   Red Robin Gourmet Burgers, Inc........................  31,175   2,857,189
*   Regis Corp............................................  54,292     794,292
    Remy International, Inc...............................   2,760      81,696
    Rent-A-Center, Inc....................................  76,435   2,047,694
    Rocky Brands, Inc.....................................   8,729     158,519
    Royal Caribbean Cruises, Ltd.......................... 322,500  28,976,625
*   Ruby Tuesday, Inc.....................................  17,500     128,450
#   Saga Communications, Inc. Class A.....................   8,693     352,066

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Salem Media Group, Inc. Class A...................    10,922 $       70,228
    Scholastic Corp...................................    30,900      1,331,481
    Service Corp. International.......................   274,069      8,361,845
#*  Shiloh Industries, Inc............................    21,161        238,696
    Shoe Carnival, Inc................................    33,450        946,969
#*  Skechers U.S.A., Inc. Class A.....................    49,610      7,463,824
    Spartan Motors, Inc...............................    16,820         74,681
    Speedway Motorsports, Inc.........................    16,132        337,965
    Stage Stores, Inc.................................    37,214        654,966
#   Standard Motor Products, Inc......................    37,342      1,365,597
    Staples, Inc......................................   447,745      6,586,329
#*  Starz.............................................    84,255      3,408,115
*   Starz Class B.....................................     7,622        315,856
    Stein Mart, Inc...................................    22,915        233,504
*   Steiner Leisure, Ltd..............................     2,225        128,383
#*  Stoneridge, Inc...................................    19,361        235,623
#   Strattec Security Corp............................     5,224        367,195
    Superior Industries International, Inc............    23,275        393,813
    Superior Uniform Group, Inc.......................    17,956        345,294
    Sypris Solutions, Inc.............................     8,460         10,575
#*  Systemax, Inc.....................................    11,750         80,135
*   Tandy Leather Factory, Inc........................     9,974         84,580
    Target Corp.......................................     4,925        403,111
    TEGNA, Inc........................................   119,639      3,485,084
    Time Warner Cable, Inc............................   693,942    131,855,919
    Time Warner, Inc.................................. 1,534,860    135,129,074
    Time, Inc.........................................   191,857      4,282,248
*   Toll Brothers, Inc................................   203,299      7,912,397
*   Trans World Entertainment Corp....................     5,781         20,349
#*  Tuesday Morning Corp..............................    60,500        567,490
    Twenty-First Century Fox, Inc. Class A............ 1,287,383     44,401,840
    Twenty-First Century Fox, Inc. Class B............   550,972     18,468,581
*   Unifi, Inc........................................    43,422      1,340,003
*   Universal Electronics, Inc........................     3,206        166,199
    Vail Resorts, Inc.................................    11,600      1,272,404
*   Vista Outdoor, Inc................................    77,610      3,660,864
#*  VOXX International Corp...........................     3,750         30,000
    Walt Disney Co. (The).............................    26,220      3,146,400
    Wendy's Co. (The).................................   242,704      2,490,143
*   West Marine, Inc..................................    26,468        240,329
    Whirlpool Corp....................................    30,049      5,340,609
    Wyndham Worldwide Corp............................   144,114     11,892,287
                                                                 --------------
Total Consumer Discretionary..........................            1,062,296,581
                                                                 --------------
Consumer Staples -- (7.7%)
    Alico, Inc........................................       960         43,027
*   Alliance One International, Inc...................     3,508         79,281
    Andersons, Inc. (The).............................    23,660        882,518
    Archer-Daniels-Midland Co.........................   813,476     38,575,032
#*  Boulder Brands, Inc...............................    76,099        633,905
    Bunge, Ltd........................................   121,368      9,691,235
*   CCA Industries, Inc...............................     8,323         20,974
*   Central Garden & Pet Co...........................    25,184        231,441

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co. Class A....................    48,121 $    485,060
    Constellation Brands, Inc. Class A..................   249,042   29,890,021
    Constellation Brands, Inc. Class B..................    12,715    1,524,274
#*  Craft Brew Alliance, Inc............................     9,754      100,759
    CVS Health Corp..................................... 1,510,745  169,913,490
#*  Farmer Bros Co......................................     6,695      158,404
#   Fresh Del Monte Produce, Inc........................    39,437    1,558,550
#*  Hain Celestial Group, Inc. (The)....................    87,292    5,934,110
#   Ingles Markets, Inc. Class A........................    11,437      529,304
    Ingredion, Inc......................................    62,117    5,478,719
#   JM Smucker Co. (The)................................   108,204   12,085,305
    John B. Sanfilippo & Son, Inc.......................    10,428      542,152
    Kraft Heinz Co. (The)...............................   209,706   16,665,336
*   Landec Corp.........................................    37,056      494,698
*   Mannatech, Inc......................................       717       12,404
    MGP Ingredients, Inc................................     4,788       70,719
    Molson Coors Brewing Co. Class A....................     1,908      131,642
    Molson Coors Brewing Co. Class B....................   186,550   13,271,167
    Mondelez International, Inc. Class A................ 2,081,099   93,919,998
*   Nutraceutical International Corp....................    14,615      353,245
#   Oil-Dri Corp. of America............................     5,047      132,534
*   Omega Protein Corp..................................    25,852      367,615
#*  Post Holdings, Inc..................................    50,201    2,697,802
#   Sanderson Farms, Inc................................    16,100    1,159,361
*   Seaboard Corp.......................................     1,812    6,296,700
#*  Seneca Foods Corp. Class A..........................     6,301      183,926
*   Seneca Foods Corp. Class B..........................       300        9,711
#   Snyder's-Lance, Inc.................................    28,337      921,519
    SpartanNash Co......................................    34,281    1,104,191
#   Spectrum Brands Holdings, Inc.......................    46,130    4,887,473
#*  TreeHouse Foods, Inc................................    24,190    1,982,612
    Tyson Foods, Inc. Class A...........................   405,030   17,963,080
    Universal Corp......................................    22,290    1,271,645
    Weis Markets, Inc...................................    11,602      489,256
                                                                   ------------
Total Consumer Staples..................................            442,744,195
                                                                   ------------
Energy -- (12.0%)
    Adams Resources & Energy, Inc.......................     6,004      286,811
    Alon USA Energy, Inc................................    33,484      623,137
    Anadarko Petroleum Corp.............................   845,068   62,830,806
    Apache Corp.........................................   210,838    9,669,031
#*  Approach Resources, Inc.............................     6,883       26,775
#   Atwood Oceanics, Inc................................     4,600       95,680
    Baker Hughes, Inc...................................   127,976    7,441,804
*   Barnwell Industries, Inc............................     8,038       18,809
#   Bristow Group, Inc..................................    42,400    1,910,120
#*  C&J Energy Services, Ltd............................    37,416      361,064
    Cabot Oil & Gas Corp................................       568       14,859
#   California Resources Corp...........................   118,504      501,272
#*  Callon Petroleum Co.................................    13,214       86,420
#   Chesapeake Energy Corp..............................   370,477    3,208,331
    Chevron Corp........................................ 1,063,078   94,061,141
#*  Cloud Peak Energy, Inc..............................    33,115      105,306

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#   Comstock Resources, Inc..............................    32,421 $    40,851
    ConocoPhillips....................................... 1,766,829  88,942,172
*   Contango Oil & Gas Co................................     1,064       9,768
#*  Dawson Geophysical Co................................    30,611     126,423
    Delek US Holdings, Inc...............................    52,256   1,863,972
#   Denbury Resources, Inc...............................   289,460   1,140,472
    Devon Energy Corp....................................    81,126   4,009,247
#   Energy XXI, Ltd......................................    15,380      27,223
    EOG Resources, Inc...................................    77,897   6,012,869
*   Era Group, Inc.......................................    28,043     474,768
    Exterran Holdings, Inc...............................    69,200   1,715,468
    Exxon Mobil Corp..................................... 1,213,074  96,087,592
    Green Plains, Inc....................................    26,534     595,688
    Gulf Island Fabrication, Inc.........................    15,018     171,355
#   Gulfmark Offshore, Inc. Class A......................    27,750     261,405
#*  Harvest Natural Resources, Inc.......................    35,677      38,531
*   Helix Energy Solutions Group, Inc....................   103,010     862,194
#   Helmerich & Payne, Inc...............................   108,670   6,274,606
    Hess Corp............................................   354,037  20,891,723
    HollyFrontier Corp...................................    32,210   1,554,455
#*  Hornbeck Offshore Services, Inc......................    29,719     540,886
#*  Key Energy Services, Inc.............................    49,745      45,273
    Marathon Oil Corp....................................   661,937  13,907,296
    Marathon Petroleum Corp..............................   903,936  49,418,181
#*  Matador Resources Co.................................     6,400     140,992
*   Matrix Service Co....................................    15,423     298,898
#   Murphy Oil Corp......................................   189,426   6,211,279
    Nabors Industries, Ltd...............................   181,974   2,112,718
#   National Oilwell Varco, Inc..........................   250,948  10,572,439
*   Natural Gas Services Group, Inc......................    15,026     302,323
*   Newfield Exploration Co..............................    48,506   1,590,512
#*  Newpark Resources, Inc...............................    97,395     704,166
#   Noble Corp. P.L.C....................................    74,243     887,204
    Noble Energy, Inc....................................   133,794   4,713,563
#*  Northern Oil and Gas, Inc............................    16,372      77,931
    Occidental Petroleum Corp............................   296,262  20,797,592
#*  Overseas Shipholding Group, Inc......................     2,355       8,478
#   Paragon Offshore P.L.C...............................    24,747      18,437
*   Parker Drilling Co...................................   142,573     362,135
    Patterson-UTI Energy, Inc............................   152,325   2,511,078
#*  PDC Energy, Inc......................................    24,103   1,131,636
#*  Penn Virginia Corp...................................    35,279      47,274
#*  PHI, Inc.(69336T106).................................     1,099      32,684
*   PHI, Inc.(69336T205).................................    19,260     534,080
    Phillips 66..........................................   883,414  70,231,413
*   Pioneer Energy Services Corp.........................    74,262     271,799
    Pioneer Natural Resources Co.........................    88,400  11,206,468
    QEP Resources, Inc...................................    33,043     458,637
*   Renewable Energy Group, Inc..........................     2,882      29,396
#*  REX American Resources Corp..........................     4,050     209,142
#*  Rex Energy Corp......................................    35,100      78,624
#   Rowan Cos. P.L.C. Class A............................   121,858   2,099,613
#*  SEACOR Holdings, Inc.................................    31,184   1,969,893

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    SemGroup Corp. Class A..............................     4,727 $    336,042
#*  Seventy Seven Energy, Inc...........................    44,617      139,205
#   Ship Finance International, Ltd.....................    12,481      208,807
#*  Stone Energy Corp...................................     1,115        6,456
    Superior Energy Services, Inc.......................    75,686    1,286,662
#*  Swift Energy Co.....................................    34,900       25,519
    Teekay Corp.........................................    37,720    1,350,753
    Tesco Corp..........................................     3,745       35,952
    Tesoro Corp.........................................   168,807   16,431,673
*   TETRA Technologies, Inc.............................    25,510      121,428
#   Tidewater, Inc......................................    49,127      959,450
#   Transocean, Ltd.....................................   252,980    3,354,515
#*  Triangle Petroleum Corp.............................     7,779       28,860
#*  Unit Corp...........................................    52,140    1,028,722
    Valero Energy Corp..................................   605,899   39,746,974
#*  Weatherford International P.L.C.....................   281,383    3,005,170
    Western Refining, Inc...............................    68,485    3,024,298
#*  Whiting Petroleum Corp..............................    16,007      327,983
*   Willbros Group, Inc.................................    18,620       15,082
                                                                   ------------
Total Energy............................................            687,297,739
                                                                   ------------
Financials -- (19.2%)
    1st Source Corp.....................................    41,187    1,399,946
    ACE, Ltd............................................    66,691    7,253,980
    Aflac, Inc..........................................    81,778    5,237,881
    Alexander & Baldwin, Inc............................    66,838    2,523,134
*   Alleghany Corp......................................     3,115    1,514,295
    Allied World Assurance Co. Holdings AG..............    76,431    3,229,974
    Allstate Corp. (The)................................   230,137   15,867,946
    American Equity Investment Life Holding Co..........    88,700    2,620,198
    American Financial Group, Inc.......................   173,596   11,969,444
*   American Independence Corp..........................       173        1,775
    American International Group, Inc...................   899,581   57,681,134
    American National Insurance Co......................    23,302    2,492,149
    Ameris Bancorp......................................    12,022      324,714
    AmeriServ Financial, Inc............................    33,075      111,132
#*  Arch Capital Group, Ltd.............................     3,094      220,788
    Argo Group International Holdings, Ltd..............    46,942    2,646,590
    Aspen Insurance Holdings, Ltd.......................   102,623    4,935,140
    Associated Banc-Corp................................    31,434      619,564
    Assurant, Inc.......................................    65,820    4,910,172
    Assured Guaranty, Ltd...............................   122,989    3,008,311
*   Asta Funding, Inc...................................     7,527       62,850
    Astoria Financial Corp..............................    19,344      292,481
#*  Atlanticus Holdings Corp............................    19,218       75,335
*   AV Homes, Inc.......................................     3,852       56,894
    Axis Capital Holdings, Ltd..........................     8,510      489,836
    Baldwin & Lyons, Inc. Class A.......................       300        7,116
    Baldwin & Lyons, Inc. Class B.......................     6,556      152,886
#*  Bancorp, Inc. (The).................................       459        3,833
    Bank Mutual Corp....................................    14,475      105,233
    Bank of America Corp................................ 5,529,894   98,874,505
    Bank of New York Mellon Corp. (The).................   497,075   21,573,055

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Bank of the Ozarks, Inc.............................       626 $     27,619
    BankFinancial Corp..................................    22,475      271,723
    Banner Corp.........................................     7,943      378,563
    BB&T Corp...........................................    96,049    3,867,893
    BCB Bancorp, Inc....................................     1,059       12,242
    Berkshire Hills Bancorp, Inc........................    30,747      894,738
#*  BofI Holding, Inc...................................     8,208    1,008,353
#   Capital City Bank Group, Inc........................    15,389      237,606
    Capital One Financial Corp..........................   373,787   30,388,883
*   Cascade Bancorp.....................................    15,799       81,523
    Cathay General Bancorp..............................    17,730      569,310
    Centerstate Banks, Inc..............................       747       10,413
    Century Bancorp, Inc. Class A.......................       495       20,617
    Chicopee Bancorp, Inc...............................       366        6,057
    Chubb Corp. (The)...................................    20,149    2,505,125
#   Cincinnati Financial Corp...........................    16,626      917,921
    CIT Group, Inc......................................    45,907    2,159,465
    Citigroup, Inc...................................... 2,143,604  125,315,090
    Citizens Community Bancorp, Inc.....................    10,355       94,334
    CME Group, Inc......................................   414,385   39,797,535
    CNA Financial Corp..................................   277,671   11,001,325
#   CNO Financial Group, Inc............................   301,264    5,374,550
    Codorus Valley Bancorp, Inc.........................       132        2,728
    Comerica, Inc.......................................    16,431      779,322
    Community West Bancshares...........................       400        2,680
#*  Cowen Group, Inc. Class A...........................    15,961       90,180
    Donegal Group, Inc. Class A.........................    14,586      216,894
#   Donegal Group, Inc. Class B.........................       300        5,972
*   E*TRADE Financial Corp..............................    89,699    2,549,246
    Eastern Virginia Bankshares, Inc....................       307        1,934
    EMC Insurance Group, Inc............................    27,511      663,565
    Endurance Specialty Holdings, Ltd...................    76,288    5,301,253
    Enterprise Financial Services Corp..................     3,235       78,061
    ESSA Bancorp, Inc...................................     8,217      105,588
    Evans Bancorp, Inc..................................     1,681       40,764
    Everest Re Group, Ltd...............................    34,913    6,393,269
*   Farmers Capital Bank Corp...........................       302        7,725
    FBL Financial Group, Inc. Class A...................    24,660    1,405,867
    Federal Agricultural Mortgage Corp. Class A.........       177        4,779
    Federal Agricultural Mortgage Corp. Class C.........     9,200      246,100
    Federated National Holding Co.......................    13,665      322,357
    Fidelity Southern Corp..............................     7,213      140,221
    Fifth Third Bancorp.................................    92,166    1,941,938
*   First Acceptance Corp...............................    30,158       90,172
#   First American Financial Corp.......................    61,982    2,515,230
    First BanCorp.......................................    16,138      275,476
    First Business Financial Services, Inc..............       482       21,088
    First Citizens BancShares, Inc. Class A.............     8,627    2,211,445
#   First Commonwealth Financial Corp...................    30,547      281,032
    First Community Bancshares, Inc.....................       183        3,256
    First Defiance Financial Corp.......................    10,880      418,336
    First Federal of Northern Michigan Bancorp, Inc.....       900        5,553
    First Financial Northwest, Inc......................    25,371      315,362

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    First Merchants Corp................................    41,623 $  1,083,447
    First Midwest Bancorp, Inc..........................     7,168      134,543
    First South Bancorp, Inc............................     2,278       18,156
    FNF Group...........................................    46,321    1,810,688
*   FNFV Group..........................................    15,438      224,777
    Fox Chase Bancorp, Inc..............................       351        5,992
*   Genworth Financial, Inc. Class A....................    34,964      245,098
    German American Bancorp, Inc........................     7,459      217,131
#*  Global Indemnity P.L.C..............................     8,282      228,997
    Goldman Sachs Group, Inc. (The).....................   235,397   48,272,863
    Great Southern Bancorp, Inc.........................     1,616       67,064
#   Griffin Industrial Realty, Inc......................     1,500       47,040
    Guaranty Federal Bancshares, Inc....................     1,684       24,890
*   Hallmark Financial Services, Inc....................    20,834      222,507
    Hanover Insurance Group, Inc. (The).................    88,829    7,181,825
    Hartford Financial Services Group, Inc. (The).......   320,787   15,253,422
    HCC Insurance Holdings, Inc.........................    17,700    1,365,732
#   Heartland Financial USA, Inc........................       465       17,521
    HF Financial Corp...................................       400        6,208
*   Hilltop Holdings, Inc...............................    26,171      550,900
    Hingham Institution for Savings.....................       500       60,505
*   HMN Financial, Inc..................................     3,456       40,435
#   Home Bancorp, Inc...................................       719       17,421
    HopFed Bancorp, Inc.................................     6,781       78,863
    Horace Mann Educators Corp..........................    58,206    2,051,179
    Hudson City Bancorp, Inc............................    28,191      290,649
    Huntington Bancshares, Inc..........................    70,847      826,784
    Iberiabank Corp.....................................       697       44,991
*   Imperial Holdings, Inc..............................     3,602       20,351
    Independence Holding Co.............................    14,982      195,965
    Infinity Property & Casualty Corp...................    15,800    1,224,658
    Intercontinental Exchange, Inc......................     1,479      337,271
    International Bancshares Corp.......................       800       21,544
    Investment Technology Group, Inc....................    23,677      481,827
    Investors Title Co..................................     1,169       83,256
#   Janus Capital Group, Inc............................    24,840      406,879
    JPMorgan Chase & Co................................. 2,076,333  142,291,100
#   Kemper Corp.........................................    49,103    1,901,268
    Kentucky First Federal Bancorp......................     2,400       20,160
    KeyCorp.............................................   526,210    7,808,956
    Lake Sunapee Bank Group.............................     3,667       54,638
    Lakeland Bancorp, Inc...............................     8,740       98,762
    Landmark Bancorp, Inc...............................     2,066       55,534
    Legg Mason, Inc.....................................    56,555    2,790,424
#*  LendingTree, Inc....................................     5,635      467,254
    Leucadia National Corp..............................    35,258      829,268
    Lincoln National Corp...............................   360,493   20,302,966
    LNB Bancorp, Inc....................................    13,395      249,147
    Loews Corp..........................................   243,798    9,291,142
#   Louisiana Bancorp, Inc..............................     5,606      134,936
#   M&T Bank Corp.......................................     4,241      556,207
#   Macatawa Bank Corp..................................    18,892      102,206
#   Maiden Holdings, Ltd................................     5,792       95,800

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MainSource Financial Group, Inc......................    45,000 $   985,050
*   Markel Corp..........................................       101      89,865
    Marlin Business Services Corp........................    14,241     226,289
    MB Financial, Inc....................................    19,678     671,020
#*  MBIA, Inc............................................    82,267     489,489
*   MBT Financial Corp...................................    24,724     144,388
#   Mercantile Bank Corp.................................     4,422      91,093
    Meta Financial Group, Inc............................     1,083      54,756
    MetLife, Inc......................................... 1,125,923  62,758,948
    Metro Bancorp, Inc...................................    26,598     650,853
#*  MGIC Investment Corp.................................    72,733     805,154
    MidWestOne Financial Group, Inc......................       346      11,207
    Montpelier Re Holdings, Ltd..........................    38,746   1,652,517
    Morgan Stanley....................................... 1,476,248  57,337,472
    MutualFirst Financial, Inc...........................     2,300      54,326
    NASDAQ OMX Group, Inc. (The).........................    42,129   2,149,843
    National Penn Bancshares, Inc........................     1,071      11,481
    National Western Life Insurance Co. Class A..........       900     216,891
*   Navigators Group, Inc. (The).........................     3,685     288,093
    New York Community Bancorp, Inc......................    54,969   1,046,060
#   NewBridge Bancorp....................................    11,413     100,549
#*  NewStar Financial, Inc...............................    41,166     476,291
    Northeast Community Bancorp, Inc.....................    15,490     116,949
    Northrim BanCorp, Inc................................     5,734     145,013
    OFG Bancorp..........................................    30,191     243,339
#   Old Republic International Corp......................   172,923   2,893,002
    Oppenheimer Holdings, Inc. Class A...................     3,097      70,302
*   Pacific Mercantile Bancorp...........................    16,236     119,984
    PacWest Bancorp......................................     1,076      49,808
    Park Sterling Corp...................................     3,253      23,552
    PartnerRe, Ltd.......................................    52,224   7,100,375
    People's United Financial, Inc.......................    68,700   1,117,749
    Peoples Bancorp of North Carolina, Inc...............       250       4,590
    Peoples Bancorp, Inc.................................    15,923     335,020
*   PHH Corp.............................................    76,841   1,917,951
#*  Phoenix Cos., Inc. (The).............................     2,631      36,308
    Pinnacle Financial Partners, Inc.....................    23,924   1,270,125
*   Piper Jaffray Cos....................................       312      13,993
    PNC Financial Services Group, Inc. (The).............    88,065   8,646,222
*   Popular, Inc.........................................    56,536   1,731,132
#*  PRA Group, Inc.......................................    28,203   1,792,301
    Premier Financial Bancorp, Inc.......................     4,434      66,998
    Principal Financial Group, Inc.......................   218,754  12,143,035
    Provident Financial Holdings, Inc....................       544       8,753
    Provident Financial Services, Inc....................    21,059     413,178
    Prudential Financial, Inc............................   497,625  43,970,145
    Pulaski Financial Corp...............................     4,550      58,831
#   Radian Group, Inc....................................   161,945   2,989,505
    Regions Financial Corp............................... 1,302,555  13,533,546
    Reinsurance Group of America, Inc....................   169,166  16,327,902
#   RenaissanceRe Holdings, Ltd..........................    12,667   1,359,169
#   Renasant Corp........................................    42,102   1,353,579
#*  Republic First Bancorp, Inc..........................     2,174       7,566

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CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    Resource America, Inc. Class A......................  21,051 $      170,092
    Riverview Bancorp, Inc..............................   1,682          7,283
#   Safety Insurance Group, Inc.........................  26,197      1,519,164
#   Sandy Spring Bancorp, Inc...........................   9,125        249,477
*   Select Bancorp, Inc.................................     600          4,740
#   Selective Insurance Group, Inc......................  45,200      1,392,612
    SI Financial Group, Inc.............................   5,661         67,592
#   South State Corp....................................   8,549        664,428
#*  Southern First Bancshares, Inc......................   1,216         24,369
    Southwest Bancorp, Inc..............................  16,974        297,554
    StanCorp Financial Group, Inc.......................  15,636      1,782,817
    State Auto Financial Corp...........................  15,100        365,420
    State Street Corp...................................  12,833        982,494
    Sterling Bancorp....................................  70,552      1,050,519
    Stewart Information Services Corp...................  12,271        504,584
*   Stratus Properties, Inc.............................   3,069         46,342
    Suffolk Bancorp.....................................     205          5,908
    SunTrust Banks, Inc................................. 287,532     12,749,169
    Susquehanna Bancshares, Inc.........................  97,547      1,385,167
    Symetra Financial Corp..............................  20,319        508,788
    Synovus Financial Corp..............................  22,796        718,530
    Timberland Bancorp, Inc.............................   2,500         26,725
    Torchmark Corp......................................   7,000        431,270
    Travelers Cos., Inc. (The).......................... 132,163     14,025,138
    Trico Bancshares....................................     854         21,171
#   Trustmark Corp......................................   4,194        100,824
#   Umpqua Holdings Corp................................  34,932        619,694
*   Unico American Corp.................................   1,900         17,708
    Union Bankshares Corp...............................  37,042        914,197
    United Bankshares, Inc..............................  12,121        491,264
    United Financial Bancorp, Inc.......................   9,193        124,014
    United Fire Group, Inc..............................  24,429        844,266
*   United Security Bancshares..........................     412          2,089
    Unity Bancorp, Inc..................................   3,636         35,706
    Unum Group.......................................... 517,445     18,545,229
    Validus Holdings, Ltd...............................   8,958        415,203
#   Valley National Bancorp.............................     768          7,619
    Voya Financial, Inc.................................  14,373        674,812
#   Washington Federal, Inc.............................   1,243         28,937
    Waterstone Financial, Inc...........................   1,426         18,410
    Wells Fargo & Co....................................  68,870      3,985,507
    WesBanco, Inc.......................................  31,678      1,052,343
    West Bancorporation, Inc............................  13,957        272,580
    Westfield Financial, Inc............................  10,811         80,110
    Wintrust Financial Corp.............................  24,224      1,306,158
    WR Berkley Corp.....................................   5,305        295,595
    XL Group P.L.C...................................... 240,766      9,153,923
#   Zions Bancorporation................................  53,325      1,663,207
                                                                 --------------
Total Financials........................................          1,101,674,021
                                                                 --------------
Health Care -- (11.4%)
    Aceto Corp..........................................  31,686        742,403
*   Addus HomeCare Corp.................................   2,044         55,474

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
           Aetna, Inc....................................   558,462 $63,089,452
#*         Affymetrix, Inc...............................    42,297     463,575
#*         Albany Molecular Research, Inc................    34,587     731,169
*          Alere, Inc....................................    45,800   2,226,338
*          Allergan P.L.C................................    73,514  24,344,161
*          Amedisys, Inc.................................    19,727     860,689
#*         AMN Healthcare Services, Inc..................     8,600     253,098
#*         Amsurg Corp...................................    30,743   2,205,503
           Analogic Corp.................................     2,988     240,683
*          AngioDynamics, Inc............................    14,354     222,487
#*         Anika Therapeutics, Inc.......................    14,671     556,031
           Anthem, Inc...................................   504,640  77,850,813
*          Arrhythmia Research Technology, Inc...........     1,200       7,644
#*         BioScrip, Inc.................................    36,570      91,791
*          BioTelemetry, Inc.............................     5,328      65,161
*          Boston Scientific Corp........................ 1,204,199  20,880,811
#*         Brookdale Senior Living, Inc..................     4,785     158,527
*          Cambrex Corp..................................    43,567   2,145,675
*          Capital Senior Living Corp....................    54,559   1,216,120
           Cigna Corp....................................    42,954   6,187,953
*          Community Health Systems, Inc.................   105,314   6,161,922
#          CONMED Corp...................................    43,239   2,452,516
           Cooper Cos., Inc. (The).......................    13,956   2,470,212
*          Cross Country Healthcare, Inc.................     7,595      91,672
#          CryoLife, Inc.................................    17,502     191,647
#*         Cumberland Pharmaceuticals, Inc...............    23,319     145,277
*          Cutera, Inc...................................    23,864     362,256
*          Cynosure, Inc. Class A........................     8,077     313,388
           Digirad Corp..................................    26,711     116,727
*          Emergent Biosolutions, Inc....................     8,678     284,899
*          Enzo Biochem, Inc.............................    41,397     124,191
*          Exactech, Inc.................................     3,390      67,732
#*         Express Scripts Holding Co....................   501,076  45,131,915
*          Five Star Quality Care, Inc...................    28,953     130,868
#*         Genesis Healthcare, Inc.......................     9,380      57,312
*          Greatbatch, Inc...............................    41,672   2,272,374
#*         Hanger, Inc...................................    16,897     365,651
*          Harvard Bioscience, Inc.......................    32,107     157,003
*          Health Net, Inc...............................    44,958   3,005,892
#*         Healthways, Inc...............................    37,281     471,977
#*         Hologic, Inc..................................   305,036  12,707,800
           Humana, Inc...................................   236,814  43,121,461
#*         Impax Laboratories, Inc.......................     4,700     227,762
           Invacare Corp.................................     7,330     124,976
           Kewaunee Scientific Corp......................     1,631      27,564
           Kindred Healthcare, Inc.......................    56,891   1,173,661
#*         Lannett Co., Inc..............................     3,649     217,480
           LeMaitre Vascular, Inc........................     5,100      72,624
*          LHC Group, Inc................................     1,418      57,131
*          LifePoint Hospitals, Inc......................    82,208   6,811,755
*          Magellan Health, Inc..........................    17,899   1,084,500
#*         MedAssets, Inc................................    44,682   1,041,091
(degrees)* MedCath Corp..................................    29,240          --

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Merit Medical Systems, Inc..........................    13,395 $    342,376
*   Misonix, Inc........................................     4,083       37,972
#*  Molina Healthcare, Inc..............................    24,941    1,881,300
    National Healthcare Corp............................     6,484      409,789
*   Natus Medical, Inc..................................    15,698      708,922
*   NuVasive, Inc.......................................     2,045      112,495
    Omnicare, Inc.......................................   197,388   19,117,028
*   Omnicell, Inc.......................................    35,405    1,292,991
    PerkinElmer, Inc....................................    76,500    4,048,380
    Pfizer, Inc......................................... 4,179,429  150,710,210
*   PharMerica Corp.....................................    33,305    1,138,032
*   Prestige Brands Holdings, Inc.......................   111,489    5,309,106
#*  Repligen Corp.......................................    21,271      744,698
#*  RTI Surgical, Inc...................................    73,086      532,066
*   SciClone Pharmaceuticals, Inc.......................    13,028      118,685
    Select Medical Holdings Corp........................    42,204      609,004
*   SunLink Health Systems, Inc.........................     1,750        2,852
*   SurModics, Inc......................................     5,593      131,380
*   Symmetry Surgical, Inc..............................    19,262      160,452
#   Teleflex, Inc.......................................    37,223    4,987,510
    Thermo Fisher Scientific, Inc.......................   499,520   69,698,026
#*  Triple-S Management Corp. Class B...................    20,684      446,361
    UnitedHealth Group, Inc.............................    89,716   10,891,522
*   Universal American Corp.............................    84,328      781,721
*   VCA, Inc............................................    69,140    4,254,184
*   WellCare Health Plans, Inc..........................    18,375    1,484,700
#*  Wright Medical Group, Inc...........................     4,981      128,709
    Zoetis, Inc.........................................   805,208   39,439,088
                                                                   ------------
Total Health Care.......................................            655,158,353
                                                                   ------------
Industrials -- (12.7%)
    AAR Corp............................................    32,906      886,817
    ABM Industries, Inc.................................    64,500    2,125,920
    Acme United Corp....................................     1,030       18,777
    Actuant Corp. Class A...............................    44,986    1,037,377
#*  Adept Technology, Inc...............................    20,476      146,608
#   ADT Corp. (The).....................................   197,193    6,809,074
#*  AECOM...............................................    55,835    1,721,393
*   Aegion Corp.........................................    42,549      841,194
*   Aerovironment, Inc..................................    35,065      913,794
#   AGCO Corp...........................................    58,973    3,244,105
*   Air Transport Services Group, Inc...................     6,308       65,288
    Alamo Group, Inc....................................    22,751    1,195,338
    Alaska Air Group, Inc...............................   105,252    7,972,839
    Albany International Corp. Class A..................    20,551      764,908
    Allegion P.L.C......................................    71,036    4,490,896
    AMERCO..............................................    29,431   10,576,618
#*  Ameresco, Inc. Class A..............................       981        6,769
#   American Railcar Industries, Inc....................    20,003      799,120
    Apogee Enterprises, Inc.............................    36,374    2,007,117
    ArcBest Corp........................................    12,135      401,062
    Argan, Inc..........................................        21          816
    Astec Industries, Inc...............................    22,925      901,182

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc....................    36,746 $ 1,806,066
*   Avis Budget Group, Inc...............................    94,608   4,108,825
    Barnes Group, Inc....................................    36,400   1,417,052
    Barrett Business Services, Inc.......................    12,955     536,337
*   BlueLinx Holdings, Inc...............................    17,052      16,199
#   Brady Corp. Class A..................................    38,500     905,520
#   Briggs & Stratton Corp...............................    41,033     758,290
#*  Builders FirstSource, Inc............................    12,182     183,217
*   CAI International, Inc...............................    17,082     240,173
*   Casella Waste Systems, Inc. Class A..................     5,201      33,026
#*  CBIZ, Inc............................................    38,149     373,860
    CDI Corp.............................................    30,600     370,566
#   Ceco Environmental Corp..............................     3,773      33,957
    Celadon Group, Inc...................................    24,642     534,731
    Chicago Rivet & Machine Co...........................       700      18,214
    CIRCOR International, Inc............................    10,019     479,209
    Columbus McKinnon Corp...............................    17,542     411,535
    Comfort Systems USA, Inc.............................    44,560   1,231,638
    Compx International, Inc.............................       500       5,890
    Covanta Holding Corp.................................    94,292   1,861,324
*   Covenant Transportation Group, Inc. Class A..........     7,080     167,159
*   CPI Aerostructures, Inc..............................     4,626      41,634
*   CRA International, Inc...............................     7,613     177,687
    CSX Corp............................................. 1,242,950  38,879,476
    Curtiss-Wright Corp..................................    46,353   3,122,802
#*  DigitalGlobe, Inc....................................    21,971     465,346
    Douglas Dynamics, Inc................................    30,234     620,402
*   Ducommun, Inc........................................    12,645     302,848
#*  Dycom Industries, Inc................................    39,867   2,633,614
    Dynamic Materials Corp...............................     1,436      16,198
    Eastern Co. (The)....................................    10,193     177,154
    Eaton Corp. P.L.C....................................    98,845   5,988,030
    EMCOR Group, Inc.....................................    50,540   2,417,328
    Encore Wire Corp.....................................    19,966     685,433
#*  Energy Recovery, Inc.................................     1,783       4,689
    EnerSys..............................................    43,239   2,700,276
    Engility Holdings, Inc...............................     7,988     175,017
    Ennis, Inc...........................................    48,483     813,545
    EnPro Industries, Inc................................    17,635     893,742
    ESCO Technologies, Inc...............................    17,601     670,070
    Espey Manufacturing & Electronics Corp...............     1,671      44,749
    Essendant, Inc.......................................    24,021     884,453
#*  Esterline Technologies Corp..........................    44,968   3,986,863
    Federal Signal Corp..................................   145,370   2,174,735
    FedEx Corp...........................................   142,324  24,397,180
#   Fortune Brands Home & Security, Inc..................   149,626   7,144,641
*   Franklin Covey Co....................................     3,046      57,600
#   FreightCar America, Inc..............................     9,404     181,121
#*  FTI Consulting, Inc..................................    25,736   1,053,117
*   Furmanite Corp.......................................    31,044     202,407
    G&K Services, Inc. Class A...........................    29,714   1,948,050
#   GATX Corp............................................    65,445   3,471,203
*   Genco Shipping & Trading, Ltd........................         9          63

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#*  Gencor Industries, Inc..............................     8,766 $     84,066
    General Dynamics Corp...............................    28,674    4,275,580
    General Electric Co................................. 5,637,788  147,146,267
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       85,464
*   Gibraltar Industries, Inc...........................    24,203      463,245
*   GP Strategies Corp..................................    18,583      533,146
    Granite Construction, Inc...........................    27,179      924,630
#*  Great Lakes Dredge & Dock Corp......................    69,820      353,987
#   Greenbrier Cos., Inc. (The).........................    22,451    1,027,133
#   Griffon Corp........................................    67,323    1,160,649
    H&E Equipment Services, Inc.........................    59,629    1,069,744
#*  Hawaiian Holdings, Inc..............................    18,070      392,480
    Heidrick & Struggles International, Inc.............    18,234      398,778
*   Hertz Global Holdings, Inc..........................   278,411    4,730,203
*   Hill International, Inc.............................    27,154      129,796
    Huntington Ingalls Industries, Inc..................    47,666    5,596,465
    Hurco Cos., Inc.....................................     7,910      247,583
*   Huron Consulting Group, Inc.........................     4,001      305,956
    Hyster-Yale Materials Handling, Inc.................    12,246      828,687
*   ICF International, Inc..............................    31,660    1,160,656
    Ingersoll-Rand P.L.C................................   213,109   13,084,893
    Insteel Industries, Inc.............................    17,578      287,225
#   International Shipholding Corp......................     7,348       36,813
#*  JetBlue Airways Corp................................   324,893    7,466,041
    Kadant, Inc.........................................     5,786      263,784
    KAR Auction Services, Inc...........................    18,100      704,633
    KBR, Inc............................................     3,600       62,892
#   Kennametal, Inc.....................................     1,000       31,690
*   Key Technology, Inc.................................     3,199       40,019
    Kimball International, Inc. Class B.................    31,258      353,841
    Korn/Ferry International............................    33,148    1,109,795
#*  Kratos Defense & Security Solutions, Inc............     2,711       14,802
    L-3 Communications Holdings, Inc....................   100,470   11,600,266
*   Lawson Products, Inc................................     8,847      242,054
    LB Foster Co. Class A...............................     6,682      196,117
*   LMI Aerospace, Inc..................................    13,807      139,451
    LS Starrett Co. (The) Class A.......................     4,097       68,625
    LSI Industries, Inc.................................    27,715      276,041
*   Lydall, Inc.........................................    14,605      433,915
    Manpowergroup, Inc..................................    22,886    2,070,725
    Marten Transport, Ltd...............................    47,782      926,493
    Matson, Inc.........................................    62,316    2,581,129
    Matthews International Corp. Class A................    12,387      667,040
    McGrath RentCorp....................................    17,552      445,119
*   Mfri, Inc...........................................     8,900       50,018
    Miller Industries, Inc..............................    20,099      351,933
#   Mobile Mini, Inc....................................    54,461    2,022,137
*   Moog, Inc. Class A..................................    35,339    2,362,766
    Mueller Industries, Inc.............................    30,912    1,000,621
    Mueller Water Products, Inc. Class A................   185,957    1,660,596
    Multi-Color Corp....................................       308       19,669
*   MYR Group, Inc......................................    19,582      588,243
    National Presto Industries, Inc.....................       571       45,200

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Navigant Consulting, Inc...............................  12,297 $   193,309
    Nielsen NV.............................................  16,256     787,766
#*  NL Industries, Inc.....................................  50,651     340,881
#   NN, Inc................................................  18,396     419,981
    Norfolk Southern Corp.................................. 545,229  45,979,162
    Northrop Grumman Corp.................................. 337,038  58,310,944
#*  Northwest Pipe Co......................................   6,690     120,755
#*  NOW, Inc...............................................  62,737   1,091,624
*   On Assignment, Inc.....................................  53,951   2,067,402
    Orbital ATK, Inc.......................................  56,610   4,016,479
#   Oshkosh Corp...........................................  14,466     528,588
    Owens Corning.......................................... 149,300   6,696,105
*   PAM Transportation Services, Inc.......................  15,437     811,986
#   Pentair P.L.C.......................................... 117,934   7,171,567
    Powell Industries, Inc.................................   7,529     224,665
#*  PowerSecure International, Inc.........................  19,459     294,609
    Precision Castparts Corp...............................   6,312   1,230,335
    Providence and Worcester Railroad Co...................     850      14,450
    Quad/Graphics, Inc.....................................   2,390      39,316
    Quanex Building Products Corp..........................  21,431     430,334
*   Quanta Services, Inc................................... 168,307   4,648,639
    Raytheon Co............................................  96,954  10,576,712
    RCM Technologies, Inc..................................  20,293     102,683
    Regal Beloit Corp......................................  16,070   1,115,740
*   Republic Airways Holdings, Inc.........................  48,736     245,629
    Republic Services, Inc................................. 429,755  18,277,480
    Resources Connection, Inc..............................  25,955     410,868
#*  Roadrunner Transportation Systems, Inc.................     879      23,012
    RR Donnelley & Sons Co.................................   6,499     114,057
#*  Rush Enterprises, Inc. Class A.........................  32,603     831,050
*   Rush Enterprises, Inc. Class B.........................  18,522     429,340
#   Ryder System, Inc......................................  89,844   8,132,679
#*  Saia, Inc..............................................   8,925     387,524
    SIFCO Industries, Inc..................................   6,623      91,000
#   SkyWest, Inc...........................................  38,506     637,659
*   SL Industries, Inc.....................................     300      11,745
    Southwest Airlines Co.................................. 645,761  23,376,548
*   Sparton Corp...........................................   9,132     217,890
    SPX Corp...............................................  12,803     837,444
    Standex International Corp.............................  22,341   1,672,000
    Stanley Black & Decker, Inc............................ 154,919  16,342,405
    Steelcase, Inc. Class A................................  55,469     990,122
    Supreme Industries, Inc. Class A.......................   1,433      11,808
    TAL International Group, Inc...........................  24,053     476,249
#   Terex Corp.............................................  27,578     611,128
    Tetra Tech, Inc........................................  45,222   1,204,714
#*  Titan Machinery, Inc...................................   2,883      40,506
*   TRC Cos., Inc..........................................  23,870     229,152
    Trinity Industries, Inc................................ 183,814   5,378,398
#   Triumph Group, Inc.....................................  57,456   3,094,006
*   Tutor Perini Corp......................................  33,844     708,355
    Twin Disc, Inc.........................................     900      14,490
    Tyco International P.L.C............................... 240,619   9,141,116

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
*   Ultralife Corp......................................     3,309 $     13,468
    UniFirst Corp.......................................    18,705    2,072,888
    Union Pacific Corp..................................   888,128   86,672,412
#   Universal Forest Products, Inc......................    31,800    2,019,300
*   USA Truck, Inc......................................    15,105      295,454
*   Vectrus, Inc........................................     4,069       94,401
#*  Veritiv Corp........................................     9,437      351,623
#*  Versar, Inc.........................................     5,526       18,844
    Viad Corp...........................................    23,193      664,943
*   Virco Manufacturing Corp............................    12,601       32,637
    VSE Corp............................................       305       14,457
#   Waste Connections, Inc..............................     2,800      140,364
    Watts Water Technologies, Inc. Class A..............    53,615    2,973,488
#   Werner Enterprises, Inc.............................    34,105      963,125
#*  Wesco Aircraft Holdings, Inc........................     6,228       89,621
#*  WESCO International, Inc............................    11,687      717,114
*   Willdan Group, Inc..................................     1,000       10,320
*   Willis Lease Finance Corp...........................     6,713      111,973
#*  XPO Logistics, Inc..................................    12,216      529,564
                                                                   ------------
Total Industrials.......................................            729,808,776
                                                                   ------------
Information Technology -- (7.2%)
#   Activision Blizzard, Inc............................   982,162   25,329,958
*   Actua Corp..........................................     1,184       17,440
*   Acxiom Corp.........................................     7,769      139,143
*   Advanced Energy Industries, Inc.....................    47,985    1,256,727
#*  Agilysys, Inc.......................................    16,899      143,135
#*  Alpha & Omega Semiconductor, Ltd....................       419        3,289
*   Amtech Systems, Inc.................................     6,195       40,949
#*  ANADIGICS, Inc......................................    33,721       21,244
*   ARRIS Group, Inc....................................   140,787    4,353,134
*   Arrow Electronics, Inc..............................   182,170   10,593,185
    Astro-Med, Inc......................................     6,285       86,922
    Avnet, Inc..........................................   139,400    5,817,162
#   AVX Corp............................................   172,540    2,324,114
*   Aware, Inc..........................................    14,326       47,562
*   Axcelis Technologies, Inc...........................       700        2,065
*   AXT, Inc............................................    20,506       48,189
    Bel Fuse, Inc. Class A..............................     3,874       74,574
    Bel Fuse, Inc. Class B..............................    11,837      261,361
*   Benchmark Electronics, Inc..........................    67,473    1,488,454
    Black Box Corp......................................    18,611      291,448
*   Blackhawk Network Holdings, Inc.....................    25,926    1,190,781
#*  Blucora, Inc........................................    81,156    1,149,981
    Brocade Communications Systems, Inc.................   461,513    4,735,123
    Brooks Automation, Inc..............................    50,847      536,436
*   Bsquare Corp........................................     4,065       26,179
*   CACI International, Inc. Class A....................    24,830    2,039,288
*   Calix, Inc..........................................    16,027      135,108
*   Cascade Microtech, Inc..............................    24,071      358,899
    Checkpoint Systems, Inc.............................    27,235      238,034
*   CIBER, Inc..........................................    34,165      113,086
    Cisco Systems, Inc.................................. 2,145,528   60,975,906

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Cohu, Inc............................................    28,915 $   286,548
    Communications Systems, Inc..........................    12,612     126,751
    Computer Sciences Corp...............................   161,200  10,547,316
    Comtech Telecommunications Corp......................    15,569     448,543
    Concurrent Computer Corp.............................    13,740      73,509
#   Convergys Corp.......................................   197,364   4,955,810
*   CoreLogic, Inc.......................................    96,545   3,807,735
    Corning, Inc.........................................   879,588  16,430,704
#*  Cray, Inc............................................    12,866     333,744
    CSP, Inc.............................................     2,414      16,488
    CTS Corp.............................................    66,936   1,257,727
*   CyberOptics Corp.....................................     7,734      45,399
    Cypress Semiconductor Corp...........................    52,022     597,213
*   Datalink Corp........................................    28,408     192,606
*   Digi International, Inc..............................    27,638     279,697
*   Diodes, Inc..........................................     4,709     104,493
*   DSP Group, Inc.......................................    46,713     407,804
    EarthLink Holdings Corp..............................    83,735     614,615
*   EchoStar Corp. Class A...............................    23,551   1,093,237
*   Edgewater Technology, Inc............................    13,603      96,445
    Electro Rent Corp....................................    26,683     268,164
    Electro Scientific Industries, Inc...................     6,085      27,991
*   Electronics for Imaging, Inc.........................    58,110   2,655,627
    EMC Corp.............................................   342,124   9,199,714
*   Emcore Corp..........................................       744       4,605
#*  EnerNOC, Inc.........................................    13,197     108,611
*   Entegris, Inc........................................       300       4,444
    EPIQ Systems, Inc....................................    23,453     388,147
*   ePlus, Inc...........................................     8,745     672,578
*   Euronet Worldwide, Inc...............................    23,278   1,594,543
*   Exar Corp............................................    51,341     404,054
*   Fabrinet.............................................     4,055      75,261
#*  Fairchild Semiconductor International, Inc...........   118,008   1,777,200
    Fidelity National Information Services, Inc..........   151,857   9,936,004
#*  Finisar Corp.........................................    61,526   1,071,168
#*  First Solar, Inc.....................................    28,266   1,252,184
*   FormFactor, Inc......................................    30,568     221,007
*   Frequency Electronics, Inc...........................    16,953     189,026
*   GSE Systems, Inc.....................................    10,238      16,381
#*  GSI Technology, Inc..................................     5,863      30,194
    Hackett Group, Inc. (The)............................    53,321     682,509
*   Harmonic, Inc........................................    22,962     138,002
    Harris Corp..........................................     7,508     622,714
    Hewlett-Packard Co...................................   810,974  24,750,926
#*  Hutchinson Technology, Inc...........................    22,425      40,813
    IAC/InterActiveCorp..................................   125,298   9,680,523
#*  ID Systems, Inc......................................    17,291      96,657
#*  Identiv, Inc.........................................     1,017       4,678
*   Ingram Micro, Inc. Class A...........................   277,679   7,561,199
*   Insight Enterprises, Inc.............................    42,100   1,136,279
*   Integrated Device Technology, Inc....................   177,893   3,399,535
    Integrated Silicon Solution, Inc.....................    42,178     924,964
    Intel Corp........................................... 1,147,562  33,221,920

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Internap Corp..........................................  32,386 $   298,275
    Intersil Corp. Class A................................. 119,798   1,333,352
*   Intevac, Inc...........................................   4,144      20,181
*   IntriCon Corp..........................................   2,835      20,128
#*  Itron, Inc.............................................  33,397   1,076,385
    IXYS Corp..............................................   3,055      31,955
    Juniper Networks, Inc.................................. 212,100   6,027,882
*   Key Tronic Corp........................................  17,623     176,406
*   Kimball Electronics, Inc...............................  23,443     314,371
*   Kulicke & Soffa Industries, Inc........................  71,688     746,272
*   KVH Industries, Inc....................................  28,458     349,464
#*  Lattice Semiconductor Corp............................. 108,469     533,667
    Leidos Holdings, Inc...................................   1,789      72,991
    Lexmark International, Inc. Class A....................  35,849   1,218,508
*   Limelight Networks, Inc................................  18,463      69,606
    ManTech International Corp. Class A....................   2,048      61,051
    Marvell Technology Group, Ltd.......................... 166,418   2,070,240
#*  Maxwell Technologies, Inc..............................   2,521      11,571
#   Mentor Graphics Corp...................................  35,620     929,326
*   Mercury Systems, Inc...................................   2,055      28,955
    Methode Electronics, Inc...............................  79,272   2,126,868
#*  Micron Technology, Inc................................. 758,908  14,047,387
    MKS Instruments, Inc...................................  61,200   2,172,600
    MOCON, Inc.............................................     700      11,046
#*  ModusLink Global Solutions, Inc........................  68,955     224,104
    NCI, Inc. Class A......................................     686       7,717
*   NETGEAR, Inc...........................................     428      14,334
*   Newport Corp...........................................  64,756   1,025,735
*   Novatel Wireless, Inc..................................  15,663      38,688
*   OmniVision Technologies, Inc...........................  37,132     906,763
    Optical Cable Corp.....................................  10,793      36,049
*   PAR Technology Corp....................................  12,896      57,903
    Park Electrochemical Corp..............................   1,642      28,998
#   PC Connection, Inc.....................................  39,267     871,335
    PC-Tel, Inc............................................  33,870     238,783
*   PCM, Inc...............................................  10,471     105,443
    Perceptron, Inc........................................   8,428      73,914
    Pericom Semiconductor Corp.............................  37,284     446,289
*   Photronics, Inc........................................  79,712     657,624
#*  Planar Systems, Inc....................................   3,449      14,348
*   Plexus Corp............................................  10,626     405,276
*   PMC-Sierra, Inc........................................ 102,988     701,348
*   Polycom, Inc...........................................  36,977     420,798
*   Qorvo, Inc.............................................  24,909   1,443,477
*   Qualstar Corp..........................................   3,300       3,366
#*  Rambus, Inc............................................   1,069      13,993
*   RealNetworks, Inc......................................  17,952      84,015
    Reis, Inc..............................................  13,511     330,479
    RF Industries, Ltd.....................................   2,823      12,054
    Richardson Electronics, Ltd............................  22,324     146,669
*   Rofin-Sinar Technologies, Inc..........................   4,978     124,151
#*  Rogers Corp............................................   7,543     422,182
#*  Rovi Corp..............................................  19,000     208,810

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc...........................    16,097 $    180,608
    SanDisk Corp........................................    13,097      789,618
*   Sanmina Corp........................................    39,846      879,401
*   ScanSource, Inc.....................................    14,745      557,803
    Science Applications International Corp.............     6,199      332,762
#*  Seachange International, Inc........................     8,687       59,853
*   ShoreTel, Inc.......................................     3,200       22,688
#*  Sonus Networks, Inc.................................     6,622       53,440
    SS&C Technologies Holdings, Inc.....................    25,793    1,754,698
*   StarTek, Inc........................................    22,913       86,153
#*  SunEdison, Inc......................................   154,224    3,590,335
*   SunPower Corp.......................................    18,322      495,244
#*  Super Micro Computer, Inc...........................     5,886      156,980
*   support.com, Inc....................................    15,100       18,271
*   Sykes Enterprises, Inc..............................    20,292      494,719
    SYNNEX Corp.........................................    55,900    4,227,717
*   Synopsys, Inc.......................................     4,200      213,528
#*  Tech Data Corp......................................    82,952    4,838,590
*   TeleCommunication Systems, Inc. Class A.............    42,347      155,413
*   Telenav, Inc........................................     9,865       69,055
    Teradyne, Inc.......................................    26,789      515,956
    Tessco Technologies, Inc............................     8,689      214,358
    Tessera Technologies, Inc...........................    48,635    1,685,689
    TheStreet, Inc......................................    20,869       39,234
#*  TTM Technologies, Inc...............................    55,241      504,350
*   United Online, Inc..................................    17,780      247,142
#*  Veeco Instruments, Inc..............................    15,978      413,511
*   Virtusa Corp........................................    30,064    1,441,268
#   Vishay Intertechnology, Inc.........................   158,163    1,815,711
*   Vishay Precision Group, Inc.........................    16,480      230,061
*   Westell Technologies, Inc. Class A..................     1,704        2,079
    Western Digital Corp................................   212,781   18,311,933
*   Xcerra Corp.........................................    20,165      126,737
    Xerox Corp.......................................... 1,116,950   12,308,789
*   XO Group, Inc.......................................     6,284       93,192
*   Yahoo!, Inc......................................... 1,048,770   38,458,396
                                                                   ------------
Total Information Technology............................            415,911,296
                                                                   ------------
Materials -- (2.6%)
    A Schulman, Inc.....................................    32,960    1,227,101
    Alcoa, Inc..........................................   995,256    9,823,173
    Allegheny Technologies, Inc.........................    22,777      485,606
#*  AM Castle & Co......................................    24,982       71,199
    Ampco-Pittsburgh Corp...............................     4,007       53,333
    Ashland, Inc........................................   112,560   12,867,859
    Axiall Corp.........................................    26,423      777,629
    Bemis Co., Inc......................................    25,154    1,121,114
    Cabot Corp..........................................    46,280    1,628,130
#*  Century Aluminum Co.................................    15,822      147,461
*   Chemtura Corp.......................................    49,368    1,354,164
*   Clearwater Paper Corp...............................    16,822      989,975
    Commercial Metals Co................................    85,208    1,313,055
*   Core Molding Technologies, Inc......................    11,847      226,041

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
            Cytec Industries, Inc......................... 129,400 $  9,605,362
            Domtar Corp...................................   8,107      329,631
            Dow Chemical Co. (The)........................  14,000      658,840
*           Ferro Corp....................................  42,247      586,811
            Freeport-McMoRan, Inc......................... 327,519    3,848,348
            Friedman Industries, Inc......................  13,926       80,910
            FutureFuel Corp...............................   6,104       69,830
            Graphic Packaging Holding Co.................. 154,000    2,325,400
#           Greif, Inc. Class A...........................   4,885      151,386
*           Headwaters, Inc...............................  23,663      449,834
#*          Horsehead Holding Corp........................  49,015      405,844
            Huntsman Corp.................................  50,242      954,598
            International Paper Co........................ 493,615   23,629,350
#           Kaiser Aluminum Corp..........................  27,181    2,295,435
            KapStone Paper and Packaging Corp.............  80,984    1,895,026
*           Kraton Performance Polymers, Inc..............   5,435      111,526
#*          Louisiana-Pacific Corp........................ 173,457    2,556,756
            LyondellBasell Industries NV Class A..........  71,793    6,736,337
#           Martin Marietta Materials, Inc................  23,633    3,706,127
            Materion Corp.................................  18,497      566,008
*           Mercer International, Inc.....................  21,725      262,655
            Minerals Technologies, Inc....................  34,280    2,219,630
            Mosaic Co. (The)..............................  17,274      741,746
#           Myers Industries, Inc.........................  64,720      979,214
            Neenah Paper, Inc.............................   7,684      465,497
            Newmont Mining Corp...........................  48,146      826,667
*           Northern Technologies International Corp......   3,035       49,319
            Nucor Corp....................................  83,945    3,705,332
#           Olin Corp.....................................  62,261    1,431,380
#           Olympic Steel, Inc............................   9,986      121,030
            OM Group, Inc.................................  42,299    1,433,090
            PH Glatfelter Co..............................  50,600    1,032,746
            PolyOne Corp..................................   8,983      307,847
            Reliance Steel & Aluminum Co..................  93,801    5,684,341
*           Resolute Forest Products, Inc.................   1,817       17,952
#           Schnitzer Steel Industries, Inc. Class A......     400        6,284
            Sensient Technologies Corp....................  38,101    2,605,727
            Steel Dynamics, Inc...........................  94,919    1,901,228
#*          Stillwater Mining Co..........................  55,630      529,598
            SunCoke Energy, Inc...........................  62,210      764,561
            Synalloy Corp.................................   5,144       60,751
            Tredegar Corp.................................  40,177      677,384
            Tronox, Ltd. Class A..........................   1,600       17,568
#*          Universal Stainless & Alloy Products, Inc.....   6,269       84,694
            Vulcan Materials Co...........................  58,246    5,301,551
            Wausau Paper Corp.............................  13,070      115,539
            Westlake Chemical Corp........................ 158,152    9,879,755
*           WestRock Co................................... 200,591   12,649,268
            Worthington Industries, Inc...................  47,320    1,280,479
                                                                   ------------
Total Materials...........................................          148,202,032
                                                                   ------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares.........  47,409           --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares............        900 $           --
                                                                 --------------
Total Other..........................................                        --
                                                                 --------------
Telecommunication Services -- (3.7%)
            AT&T, Inc................................  4,431,678    153,956,494
            Atlantic Tele-Network, Inc...............         84          5,942
            CenturyLink, Inc.........................    512,432     14,655,555
#           Frontier Communications Corp.............    696,949      3,289,599
*           General Communication, Inc. Class A......     45,867        843,953
#*          Iridium Communications, Inc..............     14,800        109,816
            Lumos Networks Corp......................        500          6,980
#*          ORBCOMM, Inc.............................     44,499        274,114
*           Premiere Global Services, Inc............      2,000         21,580
            Shenandoah Telecommunications Co.........     56,354      1,937,451
            Spok Holdings, Inc.......................     12,522        209,493
#*          Sprint Corp..............................    449,944      1,516,311
*           T-Mobile US, Inc.........................    113,786      4,626,539
            Telephone & Data Systems, Inc............    111,207      3,270,598
#*          United States Cellular Corp..............      7,591        282,537
            Verizon Communications, Inc..............    644,888     30,174,309
*           Vonage Holdings Corp.....................     85,934        549,118
                                                                 --------------
Total Telecommunication Services.....................               215,730,389
                                                                 --------------
Utilities -- (0.2%)
*           Calpine Corp.............................     62,921      1,151,454
#           Consolidated Water Co., Ltd..............      6,656         80,538
            NRG Energy, Inc..........................    279,690      6,279,040
            Ormat Technologies, Inc..................     20,134        819,051
            SJW Corp.................................      2,001         59,730
            UGI Corp.................................     78,988      2,886,222
                                                                 --------------
Total Utilities......................................                11,276,035
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,470,099,417
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights................      8,393         21,151
(degrees)#* Magnum Hunter Resources Corp. Warrants
              04/15/16...............................      8,220             --
(degrees)*  Safeway Casa Ley Contingent Value Rights.    157,807        160,158
(degrees)*  Safeway PDC, LLC Contingent Value Rights.    157,807          7,701
TOTAL RIGHTS/WARRANTS................................                   189,010
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
            State Street Institutional Liquid
              Reserves, 0.114%.......................  1,526,723      1,526,723
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@ DFA Short Term Investment Fund.................. 23,521,270    272,141,099
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,198,421,516)^^............................            $5,743,956,249
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,062,296,581           --   --    $1,062,296,581
   Consumer Staples...........    442,744,195           --   --       442,744,195
   Energy.....................    687,297,739           --   --       687,297,739
   Financials.................  1,101,674,021           --   --     1,101,674,021
   Health Care................    655,158,353           --   --       655,158,353
   Industrials................    729,808,776           --   --       729,808,776
   Information Technology.....    415,911,296           --   --       415,911,296
   Materials..................    148,202,032           --   --       148,202,032
   Other......................             --           --   --                --
   Telecommunication Services.    215,730,389           --   --       215,730,389
   Utilities..................     11,276,035           --   --        11,276,035
Rights/Warrants...............             -- $    189,010   --           189,010
Temporary Cash Investments....      1,526,723           --   --         1,526,723
Securities Lending Collateral.             --  272,141,099   --       272,141,099
                               -------------- ------------   --    --------------
TOTAL......................... $5,471,626,140 $272,330,109   --    $5,743,956,249
                               ============== ============   ==    ==============

-------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (Unaudited)
July 31, 2015
-------------------------------------------------------------------------------------
Security Description                         Rate Maturity Face Amount $ Fair Value $
--------------------                        ----- -------- ------------- ------------
CORPORATE BONDS - 1.8%
(r)General Electric Capital Corp.           0.48% 01/08/16    15,296,000   15,305,438
(r)General Electric Capital Corp.           0.52% 01/14/16    40,000,000   40,023,640
(r)General Electric Capital Corp.           0.48% 05/11/16    36,280,000   36,320,126
(r)IBM Corp.                                0.35% 02/05/16    12,970,000   12,973,061
(r)Merck & Co., Inc.                        0.47% 05/18/16    10,000,000   10,009,660
(r)Toyota Motor Credit Corp.                0.29% 10/29/15   100,000,000   99,979,200
(r)Toyota Motor Credit Corp.                0.34% 12/09/15    11,000,000   11,000,407
(r)Toyota Motor Credit Corp.                0.57% 05/17/16    14,038,000   14,064,167
(r)Toyota Motor Credit Corp.                0.30% 06/13/16   150,000,000  149,984,249
                                                             -----------  -----------
TOTAL CORPORATE BONDS (Cost $389,746,293)                    389,584,000  389,659,948
                                                             -----------  -----------
YANKEE BONDS - 3.2%
(r)Bank of Montreal                         0.76% 09/11/15    67,541,000   67,567,273
(r)Commonwealth Bank of Australia           1.09% 09/18/15   150,000,000  150,152,101
(r)Commonwealth Bank of Australia           0.49% 12/04/15    25,000,000   25,012,000
(r)National Australia Bank Ltd.             1.41% 08/07/15    70,025,000   70,028,921
(r)Royal Bank of Canada                     0.51% 12/16/15    51,000,000   51,022,440
(r)Royal Bank of Canada                     0.65% 03/08/16    25,000,000   25,039,975
(r)Royal Bank of Canada NY                  0.31% 04/08/16    40,000,000   39,994,560
(r)Toronto Dominion Bank                    0.48% 11/06/15    50,000,000   50,026,450
(r)Toronto Dominion Bank NY                 0.34% 05/23/16    50,000,000   49,995,800
(r)Total Capital Canada Ltd.                0.67% 01/15/16   101,109,000  101,261,573
(r)Westpac Banking Corp.                    1.04% 09/25/15    57,264,000   57,321,837
                                                             -----------  -----------
TOTAL YANKEE BONDS (Cost $687,503,237)                       686,939,000  687,422,930
                                                             -----------  -----------
COMMERCIAL PAPER - 48.4%
(y)++ANZ National International Ltd.        0.20% 08/21/15   150,000,000  149,990,287
(y)++ANZ National International Ltd.        0.17% 08/27/15    18,100,000   18,098,412
(y)++ANZ National International Ltd.        0.30% 09/03/15    58,494,000   58,487,150
(y)++ANZ National International Ltd.        0.30% 10/14/15    50,000,000   49,982,813
(r)ANZ New Zealand International Ltd.       0.31% 04/08/16   100,000,000   99,986,400
(y)++Archer-Daniels-Midland                 0.10% 08/03/15    41,700,000   41,699,513
(y)++Archer-Daniels-Midland                 0.10% 08/04/15    47,050,000   47,049,268
(y)++Archer-Daniels-Midland                 0.11% 08/10/15    51,960,000   51,957,979
(y)++Archer-Daniels-Midland                 0.10% 08/12/15    50,500,000   50,497,643
(y)++ASB Finance Ltd. London                0.25% 08/11/15   100,000,000   99,996,639
(y)++Australia & New Zealand Banking Group  0.15% 08/07/15   150,000,000  149,996,674
(y)++Bank Nederlandse Gemeenten NV          0.27% 08/12/15    50,000,000   49,998,167
(y)++Bank Nederlandse Gemeenten NV          0.18% 08/24/15    50,000,000   49,995,767
(y)++Bank Nederlandse Gemeenten NV          0.18% 09/09/15   100,000,000   99,983,667
(y)++Bank Nederlandse Gemeenten NV          0.28% 10/13/15    25,000,000   24,990,288
(y)++Bank Nederlandse Gemeenten NV          0.33% 12/09/15    28,000,000   27,971,981
(y)Banque et Caisse d'Epargne de I'Etat     0.29% 08/12/15   100,000,000   99,993,567
(y)Banque et Caisse d'Epargne de I'Etat     0.34% 09/16/15    45,000,000   44,986,194
(y)Banque et Caisse d'Epargne de I'Etat     0.28% 10/08/15   100,000,000   99,949,783
(y)Banque et Caisse d'Epargne de I'Etat     0.28% 10/14/15    27,000,000   26,984,869
(y)Banque et Caisse d'Epargne de I'Etat     0.30% 11/17/15    20,000,000   19,981,228
(y)++BNZ International Funding              0.17% 08/03/15    50,000,000   49,999,542
(y)++Caisse des Depots et Consignations     0.16% 08/06/15    50,000,000   49,998,934
(y)++Caisse des Depots et Consignations     0.22% 08/12/15   100,000,000   99,995,467
(y)++Caisse des Depots et Consignations     0.16% 08/19/15    75,000,000   74,994,260
(y)++Caisse des Depots et Consignations     0.29% 09/04/15   100,000,000   99,983,764
(y)++Caisse des Depots et Consignations     0.27% 09/08/15   100,000,000   99,981,367
(y)++Caisse des Depots et Consignations     0.21% 09/16/15    40,000,000   39,990,443
(y)++Caisse des Depots et Consignations     0.19% 09/18/15    30,000,000   29,992,446
(y)++Caisse des Depots et Consignations     0.24% 09/22/15    14,000,000   13,996,063
(y)++Caisse des Depots et Consignations     0.18% 09/24/15   100,000,000   99,970,514
(y)++Caisse des Depots et Consignations     0.27% 11/03/15    40,000,000   39,973,083
(y)Caterpillar Financial Services Corp.     0.12% 09/14/15   100,000,000   99,980,000

                 See Notes to Schedule of Portfolio Holdings.

---------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (Unaudited) (continued)
July 31, 2015
---------------------------------------------------------------------------------------
Security Description                           Rate Maturity Face Amount $ Fair Value $
--------------------                          ----- -------- ------------- ------------
COMMERCIAL PAPER - 48.4% (CONTINUED)
(y)++Coca-Cola Co.                            0.11% 08/14/15    25,000,000   24,999,145
(y)++Coca-Cola Co.                            0.29% 09/18/15   100,000,000   99,985,028
(y)++Commonwealth Bank of Australia           0.21% 09/02/15   100,000,000   99,988,633
(r)Commonwealth Bank of Australia             0.31% 04/13/16    40,000,000   39,994,360
(r)Commonwealth Bank of Australia             0.31% 05/04/16    50,000,000   49,996,200
(y)++CPPIB Capital, Inc.                      0.16% 08/06/15    50,000,000   49,999,084
(y)++CPPIB Capital, Inc.                      0.15% 08/07/15    50,000,000   49,998,931
(y)++CPPIB Capital, Inc.                      0.14% 08/12/15    60,000,000   59,997,800
(y)++CPPIB Capital, Inc.                      0.15% 08/14/15    30,000,000   29,998,717
(y)++CPPIB Capital, Inc.                      0.14% 08/21/15    25,000,000   24,998,250
(y)++CPPIB Capital, Inc.                      0.13% 08/24/15    15,000,000   14,998,730
(y)++CPPIB Capital, Inc.                      0.15% 09/04/15    50,000,000   49,993,049
(y)++CPPIB Capital, Inc.                      0.15% 09/08/15    80,000,000   79,987,346
(y)++CPPIB Capital, Inc.                      0.15% 09/09/15    50,000,000   49,991,834
(y)++CPPIB Capital, Inc.                      0.17% 09/14/15    50,000,000   49,990,625
(y)++CPPIB Capital, Inc.                      0.13% 09/16/15    50,000,000   49,990,013
(y)++CPPIB Capital, Inc.                      0.16% 09/17/15    35,000,000   34,992,813
(y)++CPPIB Capital, Inc.                      0.16% 10/08/15   100,000,000   99,965,117
(y)++DBS Bank Ltd.                            0.17% 08/04/15    53,000,000   52,999,352
(y)++DBS Bank Ltd.                            0.16% 08/10/15    17,750,000   17,749,458
(y)++DBS Bank Ltd.                            0.18% 08/11/15   100,000,000   99,996,639
(y)++DBS Bank Ltd.                            0.18% 08/19/15   107,400,000  107,393,367
(y)++DBS Bank Ltd.                            0.20% 09/02/15    66,443,000   66,434,351
(y)++DBS Bank Ltd.                            0.20% 09/08/15    50,000,000   49,992,092
(y)++DBS Bank Ltd.                            0.30% 11/10/15    95,000,000   94,938,091
(y)++DBS Bank Ltd.                            0.30% 11/12/15    50,000,000   49,966,345
(y)++EMC Corp.                                0.14% 08/03/15   100,000,000   99,998,832
(y)++EMC Corp.                                0.17% 08/18/15    50,000,000   49,996,375
(y)++EMC Corp.                                0.20% 09/02/15    25,000,000   24,996,058
(y)++EMC Corp.                                0.17% 09/09/15    50,000,000   49,990,167
(y)++EMC Corp.                                0.17% 09/14/15    50,000,000   49,988,750
(y)++EMC Corp.                                0.17% 09/15/15    75,000,000   74,982,654
(y)++EMC Corp.                                0.16% 09/18/15    35,000,000   34,991,187
(y)++EMC Corp.                                0.19% 10/02/15    35,000,000   34,987,505
(y)++Erste Abwicklungsanstalt                 0.26% 08/26/15    50,000,000   49,995,270
(y)++Erste Abwicklungsanstalt                 0.22% 09/15/15    58,225,000   58,213,766
(y)++Erste Abwicklungsanstalt                 0.24% 10/08/15    20,000,000   19,993,023
(y)European Investment Bank                   0.18% 09/04/15   200,000,000  199,973,943
(y)General Electric Capital Corp.             0.24% 08/04/15    50,000,000   49,999,389
(y)General Electric Capital Corp.             0.26% 08/12/15   140,000,000  139,994,865
(y)General Electric Capital Corp.             0.26% 08/19/15   100,000,000   99,993,825
(y)General Electric Capital Corp.             0.24% 09/09/15   275,000,000  274,955,083
(y)++Hydro-Quebec                             0.10% 08/17/15    25,000,000   24,998,666
(y)++Hydro-Quebec                             0.11% 08/26/15   100,000,000   99,990,539
(y)++John Deere Capital Corp.                 0.12% 08/06/15    35,000,000   34,999,364
(y)++John Deere Capital Corp.                 0.13% 08/19/15    91,000,000   90,993,900
(y)++John Deere Capital Corp.                 0.14% 09/10/15    69,649,000   69,636,546
(y)++Kreditanstalt Fur Wiederaufbau           0.16% 08/03/15    77,000,000   76,999,557
(y)++Kreditanstalt Fur Wiederaufbau           0.16% 08/18/15    53,200,000   53,197,659
(y)++Kreditanstalt Fur Wiederaufbau           0.16% 08/24/15   120,000,000  119,992,399
(y)++Kreditanstalt Fur Wiederaufbau           0.16% 08/27/15    49,000,000   48,996,399
(y)++Kreditanstalt Fur Wiederaufbau           0.17% 09/16/15    68,100,000   68,089,153
(y)++Kreditanstalt Fur Wiederaufbau           0.17% 09/17/15    60,950,000   60,939,923
(y)++Kreditanstalt Fur Wiederaufbau           0.20% 10/13/15   100,000,000   99,964,644
(y)++Kreditanstalt Fur Wiederaufbau           0.20% 10/20/15   100,000,000   99,957,700
(y)++Massachusetts Mutual Life Insurance Co.  0.12% 08/24/15    25,000,000   24,997,883
(y)++Microsoft Corp.                          0.11% 08/19/15   108,300,000  108,296,569
(y)++National Australia Bank Ltd.             0.14% 08/10/15    50,000,000   49,999,236
(y)++National Australia Bank Ltd.             0.14% 08/19/15   100,000,000   99,996,622
(y)++National Australia Bank Ltd.             0.26% 10/13/15   100,000,000   99,967,728
(y)++National Australia Bank Ltd.             0.26% 11/04/15   150,000,000  149,910,799

                 See Notes to Schedule of Portfolio Holdings.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (Unaudited) (continued)
July 31, 2015
--------------------------------------------------------------------------------
Security Description                    Rate Maturity Face Amount $ Fair Value $
--------------------                   ----- -------- ------------- ------------
COMMERCIAL PAPER - 48.4% (CONTINUED)
(y)++Nederlandse Waterschaps           0.19% 08/03/15   100,000,000   99,999,349
(y)++Nederlandse Waterschaps           0.16% 09/08/15   100,000,000   99,985,158
(y)++Nederlandse Waterschaps           0.25% 10/26/15   100,000,000   99,948,283
(y)Nestle Finance International Ltd.   0.13% 08/24/15    56,000,000   55,992,608
(y)Nestle Finance International Ltd.   0.13% 08/25/15    30,000,000   29,995,875
(y)++Nordea North America, Inc.        0.19% 08/03/15    94,500,000   94,498,637
(y)++Nordea North America, Inc.        0.27% 08/19/15    60,000,000   59,994,015
(y)++Nordea North America, Inc.        0.19% 08/26/15    65,000,000   64,990,799
(y)++Nordea North America, Inc.        0.21% 09/11/15    40,000,000   39,990,107
(y)++Nordea North America, Inc.        0.21% 09/21/15    50,000,000   49,983,967
(y)++Nordea North America, Inc.        0.23% 10/15/15    50,000,000   49,974,034
(y)++Nordea North America, Inc.        0.24% 10/19/15    50,000,000   49,972,222
(y)++NRW.Bank AG                       0.18% 08/05/15   100,000,000   99,998,013
(y)++NRW.Bank AG                       0.17% 08/14/15   178,000,000  177,989,200
(y)++NRW.Bank AG                       0.20% 08/17/15   150,000,000  149,988,595
(y)++NRW.Bank AG                       0.20% 09/17/15    50,000,000   49,986,200
(y)++NRW.Bank AG                       0.20% 10/01/15   100,000,000   99,960,906
(y)++NRW.Bank AG                       0.22% 10/06/15    80,000,000   79,965,458
(y)Oesterreich Kontrollbank            0.16% 09/08/15    37,500,000   37,494,069
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 08/03/15    36,000,000   35,999,670
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 08/07/15   100,000,000   99,997,861
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 08/19/15   100,000,000   99,993,825
(y)Oversea-Chinese Banking Corp. Ltd.  0.19% 08/20/15    50,000,000   49,996,722
(y)Oversea-Chinese Banking Corp. Ltd.  0.21% 09/09/15    50,000,000   49,991,834
(y)Oversea-Chinese Banking Corp. Ltd.  0.25% 10/08/15    50,000,000   49,982,559
(y)Oversea-Chinese Banking Corp. Ltd.  0.25% 10/15/15    75,000,000   74,969,759
(y)Oversea-Chinese Banking Corp. Ltd.  0.30% 11/12/15    50,000,000   49,966,345
(y)Province of British Columbia        0.17% 10/26/15    42,000,000   41,983,659
(y)Province of Ontario                 0.10% 08/11/15    53,784,000   53,782,734
(y)Province of Ontario                 0.12% 08/27/15   100,000,000   99,993,400
(y)Province of Ontario                 0.12% 08/28/15    20,000,000   19,998,616
(y)++Province of Quebec                0.11% 08/12/15     7,050,000    7,049,741
(y)++Province of Quebec                0.11% 08/21/15   100,000,000   99,993,000
(y)++Province of Quebec                0.15% 10/15/15    75,000,000   74,969,759
(y)++Province of Quebec                0.17% 01/11/16   150,000,000  149,782,016
(y)++PSP Capital, Inc.                 0.16% 08/12/15    31,000,000   30,998,863
(y)++PSP Capital, Inc.                 0.16% 08/13/15     9,000,000    8,999,643
(y)++PSP Capital, Inc.                 0.17% 08/21/15    25,000,000   24,998,250
(y)++PSP Capital, Inc.                 0.17% 09/01/15    25,000,000   24,996,867
(y)++PSP Capital, Inc.                 0.18% 10/13/15    22,000,000   21,991,453
(y)++PSP Capital, Inc.                 0.17% 10/15/15    35,000,000   34,985,887
(y)++Sanofi-Aventis                    0.13% 09/04/15    75,000,000   74,994,677
(y)++Sanofi-Aventis                    0.12% 09/11/15   100,000,000   99,990,900
(y)++Standard Chartered Bank PLC       0.23% 08/07/15     9,900,000    9,899,675
(y)++Standard Chartered Bank PLC       0.26% 10/13/15   100,000,000   99,946,761
(y)++Svenska Handelsbank, Inc.         0.22% 10/02/15    28,400,000   28,388,818
(y)++Svenska Handelsbank, Inc.         0.22% 10/05/15    50,000,000   49,978,917
(y)++Svenska Handelsbank, Inc.         0.24% 10/14/15   100,000,000   99,948,958
(y)++Svenska Handelsbank, Inc.         0.25% 10/22/15   100,000,000   99,940,517
(y)++Total Capital Canada Ltd.         0.13% 08/13/15    16,500,000   16,499,345
(y)Toyota Motor Credit Corp.           0.17% 09/17/15    30,000,000   29,994,480
(y)Toyota Motor Credit Corp.           0.16% 09/21/15    75,000,000   74,984,183
(y)Toyota Motor Credit Corp.           0.18% 10/06/15    50,000,000   49,983,901
(y)Toyota Motor Credit Corp.           0.22% 10/21/15    29,490,000   29,476,566
(y)++United Overseas Bank              0.21% 08/26/15    72,000,000   71,993,188
(y)++United Overseas Bank              0.27% 09/18/15    50,000,000   49,989,452
(y)++United Overseas Bank              0.25% 10/09/15   100,000,000   99,964,417
(y)++United Technologies Corp.         0.12% 08/05/15    50,000,000   49,999,028
(y)++United Technologies Corp.         0.13% 08/31/15    42,000,000   41,993,816
(y)++Westpac Banking Corp.             0.20% 09/08/15    50,000,000   49,993,175
(r)Westpac Banking Corp.               0.30% 03/24/16    70,000,000   69,991,110

                 See Notes to Schedule of Portfolio Holdings.

--------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (Unaudited) (continued)
July 31, 2015
--------------------------------------------------------------------------------------------------------
Security Description                                         Rate Maturity  Face Amount $   Fair Value $
--------------------                                        ----- -------- -------------- --------------
COMMERCIAL PAPER - 48.4% (CONTINUED)
TOTAL COMMERCIAL PAPER (Cost $10,349,648,322)                              10,351,945,000 10,349,827,362
                                                                           -------------- --------------
CERTIFICATES OF DEPOSIT - 11.7%
Bank of Montreal                                            0.27% 09/10/15     85,000,000     85,010,533
Bank of Montreal                                            0.21% 09/15/15    100,000,000    100,005,615
(r)Bank of Montreal                                         0.30% 12/11/15     75,000,000     74,994,675
(r)Bank of Montreal                                         0.31% 01/05/16    100,000,000     99,991,200
(r)Bank of Montreal                                         0.34% 05/09/16    150,000,000    149,988,600
(r)Bank of Nova Scotia                                      0.31% 11/24/15     85,438,000     85,433,643
(r)Bank of Nova Scotia                                      0.41% 02/22/16     10,000,000     10,003,650
(r)Bank of Nova Scotia                                      0.41% 03/04/16     40,000,000     39,995,320
(r)Bank of Nova Scotia                                      0.34% 03/10/16    150,000,000    149,989,800
(r)Bank of Nova Scotia                                      0.69% 03/15/16     56,027,000     56,114,570
(r)Bank of Nova Scotia                                      0.32% 03/21/16    100,000,000     99,993,000
(r)Bank of Nova Scotia                                      0.42% 03/23/16     41,000,000     40,990,980
(r)Bank of Nova Scotia                                      0.35% 04/25/16    100,000,000     99,981,300
(r)Bank of Nova Scotia                                      0.81% 07/15/16     44,562,000     44,706,203
(r)Nordea Bank Finland NY                                   0.48% 01/21/16     15,845,000     15,845,285
(r)Royal Bank of Canada NY                                  0.31% 02/12/16    100,000,000     99,986,000
(r)Royal Bank of Canada NY                                  0.30% 02/23/16     40,000,000     39,997,440
(r)Royal Bank of Canada NY                                  0.30% 03/16/16     75,000,000     74,990,625
(r)Royal Bank of Canada NY                                  0.31% 05/04/16    100,000,000     99,992,500
(r)Royal Bank of Canada NY                                  0.34% 05/20/16    100,000,000     99,991,800
Svenska Handelsbanken NY                                    0.22% 08/03/15     50,000,000     50,000,375
Svenska Handelsbanken NY                                    0.27% 08/21/15    150,000,000    150,009,608
Svenska Handelsbanken NY                                    0.26% 09/17/15     70,000,000     70,005,118
(r)Toronto Dominion Bank NY                                 0.31% 04/04/16    200,000,000    199,977,200
(r)Toronto Dominion Bank NY                                 0.31% 05/02/16     90,000,000     89,986,680
(r)Westpac Banking Corp.                                    0.30% 04/06/16    250,000,000    249,970,499
(r)Westpac Banking Corp.                                    0.47% 04/15/16     16,600,000     16,606,889
(r)Westpac Banking Corp.                                    0.31% 05/04/16    100,000,000     99,985,100
                                                                           -------------- --------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,494,840,440)                         2,494,472,000  2,494,544,208
                                                                           -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 5.4%
(r)Bank of Nova Scotia                                      0.73% 09/11/15      7,700,000      7,703,380
(r)Bank of Nova Scotia                                      0.44% 06/20/16     42,000,000     41,995,338
(r)Canadian Imperial Holdings                               0.38% 11/13/15      5,000,000      5,000,590
(r)Nordea Bank Finland NY                                   0.39% 11/09/15    148,000,000    148,021,905
(r)Rabobank Nederland NV NY                                 0.35% 08/12/15     55,000,000     54,999,010
(r)Rabobank Nederland NV NY                                 0.32% 09/04/15     50,000,000     49,996,350
(r)Rabobank Nederland NV NY                                 0.33% 09/16/15     75,000,000     74,992,275
(r)Rabobank Nederland NV NY                                 0.32% 10/09/15     75,000,000     74,988,000
(r)Rabobank Nederland NV NY                                 0.42% 10/23/15     44,200,000     44,200,972
(r)Royal Bank of Canada NY                                  0.29% 09/10/15     60,000,000     59,999,100
(r)Royal Bank of Canada NY                                  0.58% 10/09/15     29,000,000     29,009,773
(r)Royal Bank of Canada NY                                  0.28% 12/03/15     50,000,000     49,996,700
(r)Svenska Handelsbanken AB                                 0.73% 03/21/16     81,497,000     81,663,417
(r)Toronto Dominion Bank NY                                 0.28% 09/04/15    100,000,000     99,998,400
(r)Toronto Dominion Bank NY                                 0.28% 10/06/15     50,000,000     49,998,250
(r)Toronto Dominion Bank NY                                 0.29% 11/06/15     50,000,000     49,997,400
(r)Toronto Dominion Bank NY                                 0.28% 11/18/15    100,000,000     99,992,900
(r)Westpac Banking Corp.                                    0.31% 10/27/15     70,000,000     69,985,650
(r)Westpac Banking Corp.                                    0.29% 11/03/15     60,000,000     59,997,060
                                                                           -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,152,712,880)                  1,152,397,000  1,152,536,470
                                                                           -------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES - 10.9%
(y)Federal Home Loan Bank                                   0.08% 08/05/15    200,000,000    199,999,800
(y)Federal Home Loan Bank                                   0.07% 08/07/15    100,000,000     99,999,800
(y)Federal Home Loan Bank                                   0.07% 08/14/15    100,000,000     99,999,400
(y)Federal Home Loan Bank                                   0.07% 08/19/15    100,000,000     99,999,100
(y)Federal Home Loan Bank                                   0.08% 08/21/15    250,000,000    249,997,500
(y)Federal Home Loan Bank                                   0.07% 08/26/15    103,000,000    102,998,661

                 See Notes to Schedule of Portfolio Holdings.

-------------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (Unaudited) (continued)
July 31, 2015
-------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                          Rate Maturity Face Amount $    Fair Value $
--------------------                                                         ----- -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 10.9% (CONTINUED)
(y)Federal Home Loan Bank                                                    0.07% 09/02/15   214,600,000     214,590,987
(y)Federal Home Loan Bank                                                    0.07% 09/04/15   250,000,000     249,989,000
(y)Federal Home Loan Bank                                                    0.07% 09/09/15    55,000,000      54,997,195
(y)Federal Home Loan Bank                                                    0.07% 09/11/15   250,000,000     249,986,500
(y)Federal Home Loan Bank                                                    0.08% 09/16/15   222,000,000     221,986,458
(y)Federal Home Loan Bank                                                    0.07% 09/18/15   138,000,000     137,991,168
(y)Federal Home Loan Bank                                                    0.07% 09/23/15   100,000,000      99,992,900
(y)Federal Home Loan Bank                                                    0.07% 09/25/15   200,000,000     199,985,200
(y)Federal National Mortgage Association                                     0.07% 08/03/15    40,000,000      40,000,000
                                                                                            ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost
  $2,322,455,025)                                                                           2,322,600,000   2,322,513,669
                                                                                            ------------- ---------------
REPURCHASE AGREEMENTS - 15.8%
Bank of America Corp. (Purchased on 7/31/15, Proceeds at maturity
  $150,001,625 collateralized by U.S. Treasury Securities, 0.50% - 2.50%,
  1/31/17 - 5/15/24, market value $153,000,011)                              0.13% 08/03/15   150,000,000     150,000,000
Barclays Capital Group LLC (Purchased on 7/31/15, Proceeds at maturity
  $900,010,500 collateralized by U.S. Treasury Securities, 1.00% - 8.50%,
  2/15/18 - 11/15/23, market value $918,000,060)                             0.14% 08/03/15   900,000,000     900,000,000
Deutsche Bank Securities, Inc. (Purchased on 7/31/15, Proceeds at maturity
  $200,002,500 collateralized by U.S. Treasury Security, 2.13%, 6/30/22,
  market value $204,000,012)                                                 0.15% 08/03/15   200,000,000     200,000,000
Federal Reserve Bank of New York (Purchased on 7/31/15, Proceeds at
  maturity $800,003,333 collateralized by U.S. Treasury Securities, 1.13% -
  3.13%, 5/31/19 - 8/15/42, market value $800,003,425)                       0.05% 08/03/15   800,000,000     800,000,000
Goldman Sachs & Co. (Purchased on 7/31/15, Proceeds at maturity
  $200,002,333 collateralized by U.S. Government Agency Backed
  Securities, 2.50% - 7.00%, 11/15/25 - 7/20/45, market value $204,000,000)  0.14% 08/03/15   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on 7/31/15, Proceeds at maturity
  $200,002,167 collateralized by U.S. Treasury Securities, 0.00% - 1.50%,
  8/15/15 - 5/15/21, market value $204,001,087)                              0.13% 08/03/15   200,000,000     200,000,000
JPMorgan Securities (Purchased on 7/31/15, Proceeds at maturity
  $100,001,083 collateralized by U.S. Government Agency Backed
  Securities, 0.00% - 6.25%, 8/28/15 - 1/15/25, market value $102,004,644)   0.13% 08/03/15   100,000,000     100,000,000
Mizuho Securities (USA), Inc. (Purchased on 7/31/15, Proceeds at maturity
  $175,002,625 collateralized by U.S. Treasury Securities, 0.00% - 2.50%,
  10/29/15 - 5/15/24, market value $178,500,001)                             0.18% 08/03/15   175,000,000     175,000,000
RBC Capital Markets LLC (Purchased on 7/31/15, Proceeds at maturity
  $150,001,250 collateralized by U.S. Treasury Securities, 0.00% - 9.88%,
  8/15/15 - 5/15/25, market value $153,000,010)                              0.10% 08/03/15   150,000,000     150,000,000
Toronto Dominion Bank NY (Purchased on 7/31/15, Proceeds at maturity
  $ 500,005,833 collateralized by U.S. Government Agency Backed
  Securities, 0.00% - 5.38%, 10/7/15 - 1/15/25, market value $510,000,007)   0.14% 08/03/15   500,000,000     500,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,375,000,000)                                           3,375,000,000   3,375,000,000
                                                                                            ------------- ---------------
U.S. TREASURY OBLIGATIONS - 2.8%
(y)U.S. Treasury Bill                                                        0.06% 08/20/15   200,000,000     199,995,800
(y)U.S. Treasury Bill                                                        0.09% 10/08/15   100,000,000      99,990,400
(y)U.S. Treasury Bill                                                        0.08% 10/15/15   100,000,000      99,989,900
(y)U.S. Treasury Bill                                                        0.07% 11/12/15   100,000,000      99,979,000
(y)U.S. Treasury Bill                                                        0.08% 12/10/15   100,000,000      99,970,400
                                                                                            ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $599,911,538)                                           600,000,000     599,925,500
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $21,371,817,735) - 100.0%                                                         $21,371,430,087
                                                                                                          ===============

                 See Notes to Schedule of Portfolio Holdings.

AB--Aktiebolag (Swedish stock company)
AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Company
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at July 31, 2015 was $7,898,487,880 which represented 37.0% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of July 31, 2015.
(y)The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of July 31, 2015 is as follows (See Security Valuation Note):

                                          LEVEL 1        LEVEL 2        LEVEL 3
                                        INVESTMENTS    INVESTMENTS    INVESTMENTS
                                            IN             IN             IN
                                        SECURITIES     SECURITIES     SECURITIES
                                       ------------- --------------- -------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                     $           - $   389,659,948 $           -
   Yankee Bonds                                    -     687,422,930             -
   Commercial Paper                                -  10,349,827,362             -
   Certificates of Deposit                         -   2,494,544,208             -
   Yankee Certificates of Deposit                  -   1,152,536,470             -
   U.S. Government Agency Securities               -   2,322,513,669             -
   Repurchase Agreements                           -   3,375,000,000             -
   U.S. Treasury Obligations                       -     599,925,500             -
                                       ------------- --------------- -------------
       Total Investments               $           - $21,371,430,087 $           -
                                       ============= =============== =============

                 See Notes to Schedule of Portfolio Holdings.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2015, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a "Stand-alone Fund", The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' and the
    Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing

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

service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series and the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series.............. $14,087,943,588
         The DFA International Value Series...........   9,275,881,265
         The Japanese Small Company Series............   2,651,544,365
         The Asia Pacific Small Company Series........   1,679,878,929
         The United Kingdom Small Company Series......   1,607,370,287
         The Continental Small Company Series.........   3,275,723,905
         The Canadian Small Company Series............   1,209,511,430
         The Emerging Markets Series..................   3,818,943,275
         The Emerging Markets Small Cap Series........   5,966,241,125
         The Tax-Managed U.S. Marketwide Value Series.   3,197,818,014
         The DFA Short Term Investment Fund...........  21,371,817,735

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OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

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

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: September 28, 2015

By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: September 28, 2015